Registration No. 333-96177
                                                     Registration No. 811-07659
-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]



         Post-Effective Amendment No. 10                               [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]



         Amendment No. 137                                             [X]




                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   DODIE KENT
                           VICE PRESIDENT and COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]    On May 2, 2005 pursuant to paragraph (b)(1)(vii) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Accumulator(R) Advisor(SM)


A combination variable and fixed deferred annuity contract




PROSPECTUS DATED MAY 1, 2005


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------


WHAT IS THE ACCUMULATOR(R) ADVISOR(SM)?

Accumulator(R) Advisor(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and the fixed maturity options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts or all states.




 Variable investment options
o AXA Aggressive Allocation(1)           o EQ/Caywood-Scholl High Yield Bond(3)
o AXA Conservative Allocation(1)         o EQ/Equity 500 Index
o AXA Conservative-Plus Allocation(1)    o EQ/Evergreen Omega
o AXA Moderate Allocation(1)             o EQ/FI Mid Cap
o AXA Moderate-Plus Allocation(1)        o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Aggressive Equity      o EQ/International Growth(3)
o AXA Premier VIP Core Bond              o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Health Care            o EQ/JP Morgan Value Opportunities
o AXA Premier VIP High Yield             o EQ/Janus Large Cap Growth
o AXA Premier VIP International Equity   o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Core         o EQ/Long Term Bond(3)
  Equity                                 o EQ/Lord Abbett Growth and Income(3)
o AXA Premier VIP Large Cap Growth       o EQ/Lord Abbett Large Cap Core(3)
o AXA Premier VIP Large Cap Value        o EQ/Lord Abbett Mid Cap Value(3)
o AXA Premier VIP Small/Mid Cap          o EQ/Marsico Focus
  Growth                                 o EQ/Mercury Basic Value Equity
o AXA Premier VIP Small/Mid Cap Value    o EQ/Mercury International Value
o AXA Premier VIP Technology             o EQ/Mergers and Acquisitions(3)
o EQ/Alliance Common Stock               o EQ/MFS Emerging Growth Companies
o EQ/Alliance Growth and Income          o EQ/MFS Investors Trust
o EQ/Alliance Intermediate Government    o EQ/Money Market
  Securities                             o EQ/Montag & Caldwell Growth(2)
o EQ/Alliance International              o EQ/PIMCO Real Return(3)
o EQ/Alliance Large Cap Growth(2)        o EQ/Short Duration Bond(3)
o EQ/Alliance Quality Bond               o EQ/Small Company Index
o EQ/Alliance Small Cap Growth           o EQ/Small Company Value(2)
o EQ/Bear Stearns Small Company          o EQ/TCW Equity(2)
  Growth(2)                              o EQ/UBS Growth and Income(2)
o EQ/Bernstein Diversified Value         o EQ/Van Kampen Comstock(3)
o EQ/Boston Advisors Equity Income(2)    o EQ/Van Kampen Emerging Markets
o EQ/Calvert Socially Responsible          Equity(2)
o EQ/Capital Guardian Growth             o EQ/Van Kampen Mid Cap Growth(3)
o EQ/Capital Guardian International      o EQ/Wells Fargo Montgomery
o EQ/Capital Guardian Research             Small Cap(3)
o EQ/Capital Guardian U.S. Equity



(1)  The "The AXA Allocation" portfolio.



(2) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the option's former name.

(3) Available on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for more information on the new investment option.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may allocate amounts to the fixed maturity options, which is discussed later in this Prospectus.


TYPES OF CONTRACTS. We offer the contracts for use as:

o  A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").


o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP"). Effective May 1, 2003, we no longer offer the contracts for use as an investment vehicle for a defined benefit qualified plan.


A contribution of at least $10,000 is required to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2005, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

Although this Prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time (and, as noted above, may vary depending on your state) and you may not change your contract or its features as issued. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract.

                                                                         X001011

Contents of this Prospectus
--------------------------------------------------------------------------------



ACCUMULATOR(R) ADVISOR(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
Accumulator(R) Advisor(SM) at a glance -- key features                       8


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FEE TABLE                                                                   10
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Example                                                                     13
Condensed financial information                                             16


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1. CONTRACT FEATURES AND BENEFITS                                           17
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How you can purchase and contribute to your contract                        17
Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your investment options under the contract?                        19
Portfolios of the Trusts                                                    20
Allocating your contributions                                               24
Your right to cancel within a certain number of days                        25


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        26
--------------------------------------------------------------------------------
Your account value and cash value                                           26
Your contract's value in the variable investment options                    26
Your contract's value in the fixed maturity options                         26
Termination of your contract                                                26


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         27
--------------------------------------------------------------------------------
Transferring your account value                                             27
Disruptive transfer activity                                                27
Dollar cost averaging                                                       28
Rebalancing your account value                                              28



----------------------

"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

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4. ACCESSING YOUR MONEY                                                     30
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Withdrawing your account value                                              30
How withdrawals are taken from your account value                           31
How withdrawals affect your minimum death benefit                           31
Surrendering your contract to receive its cash value                        31
When to expect payments                                                     31
Annuity purchase factors                                                    31
Your annuity payout options                                                 31


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     34
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          34
Charges that the Trusts deduct                                              34
Group or sponsored arrangements                                             34
Other distribution arrangements                                             34


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 36
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Your beneficiary and payment of benefit                                     36
How death benefit payment is made                                           36
Beneficiary continuation option                                             37


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          39
--------------------------------------------------------------------------------
Overview                                                                    39
Buying a contract to fund a retirement arrangement                          39
Transfers among investment options                                          39
Taxation of nonqualified annuities                                          39
Individual retirement arrangements (IRAs)                                   41
Special rules for contracts funding qualified plans                         51
Impact of taxes to AXA Equitable                                            51


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         52
--------------------------------------------------------------------------------
About Separate Account No. 45 and Separate Account No. 49                   52
About the Trusts                                                            52
About our fixed maturity options                                            52
About the general account                                                   53
About other methods of payment                                              53
Dates and prices at which contract events occur                             54
About your voting rights                                                    54
About legal proceedings                                                     55
About our independent registered public accounting firm                     55
Financial statements                                                        55
Transfers of ownership, collateral assignments,
     loans and borrowing                                                    55
Distribution of the contracts                                               55


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I  --Condensed financial information                                       A-1
II --Purchase considerations for QP contracts                              B-1
III--Market value adjustment example                                       C-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.



                                                             Page
   account value                                               26
   annuitant                                                   17
   annuity maturity date                                       33
   annuity payout options                                      31
   annuity purchase factors                                    31
   automatic Investment program                                53
   beneficiary                                                 36
   Beneficiary Continuation Option ("BCO")                     37
   business day                                                54
   cash value                                                  26
   charges for state premium and other applicable taxes        34
   contract date                                                9
   contract date anniversary                                    9
   contract year                                                9
   contributions to Roth IRAs                                  47
      regular contributions                                    47
      rollovers and direct transfers                           47
      conversion contributions                                 48
   contributions to traditional IRAs                           42
      regular contributions                                    42
      rollovers and transfers                                  43
   disruptive transfer activity                                27
   dollar cost averaging                                       28
   EQAccess                                                     6
   fixed maturity amount                                       24
   fixed maturity options                                      24
   free look                                                   25
   general account                                             53
   IRA                                                      cover
   IRS                                                      cover
   investment options                                       cover
   lifetime required minimum distribution withdrawals          31

                                                             Page
   lump sum withdrawals                                        30
   market adjusted amount                                      24
   market timing                                               27
   market value adjustment                                     24
   maturity dates                                              24
   maturity value                                              24
   minimum death benefit                                       36
   Mortality and expense risks and administrative charge       34
   NQ                                                       cover
   portfolio                                                cover
   Principal assurance allocation                              24
   processing office                                            6
   QP                                                       cover
   rate to maturity                                            24
   Rebalancing                                                 28
   Rollover IRA                                             cover
   Roth Conversion IRA                                      cover
   Roth IRA                                                 cover
   SAI                                                      cover
   SEC                                                      cover
   self-directed allocation                                    24
   Separate Account No. 45 and Separate Account No. 49         52
   Substantially equal withdrawals                             30
   Successor owner and annuitant                               36
   systematic withdrawals                                      30
   TOPS                                                         6
   traditional IRA                                          cover
   Trusts                                                   cover
   unit                                                        26
   variable investment options                                 19
   wire transmittals and electronic applications               54


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


-----------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
-----------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
-----------------------------------------------------------------------------

4 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (previously, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is a subsidiary of AXA Financial, Inc. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004. For over 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------
Accumulator(R) Advisor(SM)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------
Accumulator(R) Advisor(SM)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANS-
 FERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR
 MAIL:
--------------------------------------------------------------------------
Accumulator(R) Advisor(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANS-
 FERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
 DELIVERY:
--------------------------------------------------------------------------
Accumulator(R) Advisor(SM)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.



--------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the investment options;

o  elect to receive certain contract statements electronically;

o  change your address (not available through TOPS);

o change your TOPS personal identification number (PIN) (available through TOPS only) and your EQAccess password (available through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus)



--------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


6  Who is AXA Equitable?

You should send all contributions, notices, and requests to our processing office at the address above.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA contract to a Roth Conversion IRA;

(3)  election of the rebalancing program;

(4)  tax withholding elections;

(5)  election of the beneficiary continuation option;

(6)  IRA contribution recharacterizations;


(7)  certain Section 1035 exchanges;

(8)  direct transfers; and

(9)  death claims.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;


(3)  transfers between investment options; and

(4)  contract surrender and withdrawal requests.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  dollar cost averaging;

(2)  rebalancing;

(3)  substantially equal withdrawals;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                        Who is AXA Equitable?  7

Accumulator(R) Advisor(SM) at a glance -- key features


--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Professional investment   Accumulator(R) Advisor(SM) variable investment options invest in different portfolios managed
management                by professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options    o 10 fixed maturity options with maturities ranging from approximately 1 to 10 years
                            (subject to state availability).
                          o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          ----------------------------------------------------------------------------------------------------------
                          If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations        o  No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                          o  No tax on transfers among investment options inside the contract.
                          ----------------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information see "Tax information," later in this Prospectus.)
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts      o Initial minimum: $10,000
                          o Additional minimum: $1,000 (NQ and QP contracts)
                                                $50 (IRA contracts)
                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money      o Lump sum withdrawals
                          o Several withdrawal options on a periodic basis
                          o Contract surrender
                          You may incur income tax and a tax penalty for certain withdrawals.
------------------------------------------------------------------------------------------------------------------------------------
Payout options            o Fixed annuity payout options
                          o Variable Immediate Annuity payout options
                          o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features       o Dollar cost averaging
                          o Account value rebalancing (quarterly, semiannually and annually)
                          o Free transfers
------------------------------------------------------------------------------------------------------------------------------------


8 Accumulator(R) Advisor(SM) at a glance -- key features

Fees and charges       o Daily charges on amounts invested in variable investment options for mortality and expense risks charge and administrative charge at an annual rate of up to 0.50%.
                         ----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example if your contract date is May 1, your contract date anniversary is April 30.
                         ----------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to 1.20% annually,
                         12b-1 fees of 0.25% annually and other expenses.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   NQ: 0-83
                       Rollover IRA: 20-83; Roth Conversion IRA: 20-83; QP: 20-75.
------------------------------------------------------------------------------------------------------------------------------------

The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


Currently, you may purchase a contract only if you are a participant in an account established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary we approve (including AXA Advisors, LLC, one of the distributors of the contracts and an affiliate of AXA Equitable). We may, in the future, offer this contract through other means. The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract and generally provide for various brokerage services. If you purchase this contract through a fee-based arrangement and later terminate the arrangement, your contract will continue in force. There may be charges associated with the fee-based arrangement should you decide to no longer participate in the arrangement. Please consult with your program sponsor for more details about your fee-based program.



OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. At their sole discretion, some distributors may eliminate and/or limit the availability of certain features or options, as well as limit the availability of the contracts, based on annuitant issue age or other criteria. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about any of the AXA Equitable annuity contracts.



                        Accumulator(R) Advisor(SM) at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Charges for certain features shown in the fee table are mutually exclusive.

This first table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

--------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Mortality and expense risks charge and administrative charge(1)          0.50%
Total annual expenses                                                    0.50%
--------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2004 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(2)                                                                  0.55%      7.61%



10 Fee table

This table shows the fees and expenses for 2004 as an annual percentage of each Portfolio's daily average net assets.



                                                                                             Total Annual  Fee Waivers   Net Total
                                                                                Underlying     Expenses      and/or       Annual
                                                                                Portfolio       Before       Expense     Expenses
                                       Management                    Other       Fees and      Expense     Reimburse-  After Expense
 Portfolio Name                         Fees(3)    12b-1 Fees(4)   Expenses(5) Expenses(6)    Limitation    ments(7)    Limitations
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation               0.10%         0.25%            0.29%      0.99%         1.63%         (0.29)%       1.34%
AXA Conservative Allocation             0.10%         0.25%            0.41%      0.75%         1.51%         (0.41)%       1.10%
AXA Conservative-Plus Allocation        0.10%         0.25%            0.30%      0.80%         1.45%         (0.30)%       1.15%
AXA Moderate Allocation                 0.10%         0.25%            0.16%      0.83%         1.34%         (0.16)%       1.18%
AXA Moderate-Plus Allocation            0.10%         0.25%            0.20%      1.02%         1.57%         (0.20)%       1.37%
AXA Premier VIP Aggressive Equity       0.62%         0.25%            0.18%        --          1.05%            --         1.05%
AXA Premier VIP Core Bond               0.60%         0.25%            0.20%        --          1.05%         (0.10)%       0.95%
AXA Premier VIP Health Care             1.20%         0.25%            0.40%        --          1.85%          0.00%        1.85%
AXA Premier VIP High Yield              0.58%         0.25%            0.18%        --          1.01%            --         1.01%
AXA Premier VIP International Equity    1.05%         0.25%            0.50%        --          1.80%          0.00%        1.80%
AXA Premier VIP Large Cap Core Equity   0.90%         0.25%            0.32%        --          1.47%         (0.12)%       1.35%
AXA Premier VIP Large Cap Growth        0.90%         0.25%            0.26%        --          1.41%         (0.06)%       1.35%
AXA Premier VIP Large Cap Value         0.90%         0.25%            0.25%        --          1.40%         (0.05)%       1.35%
AXA Premier VIP Small/Mid Cap Growth    1.10%         0.25%            0.25%        --          1.60%          0.00%        1.60%
AXA Premier VIP Small/Mid Cap Value     1.10%         0.25%            0.25%        --          1.60%          0.00%        1.60%
AXA Premier VIP Technology              1.20%         0.25%            0.40%        --          1.85%          0.00%        1.85%
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                0.47%         0.25%            0.05%        --          0.77%            --         0.77%
EQ/Alliance Growth and Income           0.56%         0.25%            0.05%        --          0.86%            --         0.86%
EQ/Alliance Intermediate Government
 Securities                             0.50%         0.25%            0.06%        --          0.81%            --         0.81%
EQ/Alliance International               0.73%         0.25%            0.12%        --          1.10%          0.00%        1.10%
EQ/Alliance Large Cap Growth*           0.90%         0.25%            0.05%        --          1.20%         (0.10)%       1.10%
EQ/Alliance Quality Bond                0.50%         0.25%            0.06%        --          0.81%            --         0.81%
EQ/Alliance Small Cap Growth            0.75%         0.25%            0.06%        --          1.06%            --         1.06%
EQ/Bear Stearns Small Company Growth*   1.00%         0.25%            0.18%        --          1.43%         (0.13)%       1.30%
EQ/Bernstein Diversified Value          0.63%         0.25%            0.07%        --          0.95%          0.00%        0.95%
EQ/Boston Advisors Equity Income*       0.75%         0.25%            0.21%        --          1.21%         (0.16)%       1.05%
EQ/Calvert Socially Responsible         0.65%         0.25%            0.29%        --          1.19%         (0.14)%       1.05%
EQ/Capital Guardian Growth              0.65%         0.25%            0.09%        --          0.99%         (0.04)%       0.95%
EQ/Capital Guardian International       0.85%         0.25%            0.17%        --          1.27%         (0.07)%       1.20%
EQ/Capital Guardian Research            0.65%         0.25%            0.05%        --          0.95%          0.00%        0.95%
EQ/Capital Guardian U.S. Equity         0.65%         0.25%            0.05%        --          0.95%          0.00%        0.95%
EQ/Caywood-Scholl High Yield Bond       0.60%         0.25%            0.12%        --          0.97%         (0.12)%       0.85%
EQ/Equity 500 Index                     0.25%         0.25%            0.05%        --          0.55%            --         0.55%
EQ/Evergreen Omega                      0.65%         0.25%            0.11%        --          1.01%         (0.06)%       0.95%
EQ/FI Mid Cap                           0.70%         0.25%            0.06%        --          1.01%         (0.01)%       1.00%
EQ/FI Small/Mid Cap Value               0.74%         0.25%            0.08%        --          1.07%          0.00%        1.07%
EQ/International Growth                 0.85%         0.25%            0.22%        --          1.32%          0.00%        1.32%
EQ/J.P. Morgan Core Bond                0.44%         0.25%            0.06%        --          0.75%          0.00%        0.75%
EQ/JP Morgan Value Opportunities        0.60%         0.25%            0.10%        --          0.95%          0.00%        0.95%
EQ/Janus Large Cap Growth               0.90%         0.25%            0.08%        --          1.23%         (0.08)%       1.15%
EQ/Lazard Small Cap Value               0.75%         0.25%            0.05%        --          1.05%          0.00%        1.05%
EQ/Long Term Bond                       0.50%         0.25%            0.25%        --          1.00%          0.00%        1.00%
EQ/Lord Abbett Growth and Income        0.65%         0.25%            0.19%        --          1.09%         (0.09)%       1.00%
EQ/Lord Abbett Large Cap Core           0.65%         0.25%            0.19%        --          1.09%         (0.09)%       1.00%
EQ/Lord Abbett Mid Cap Value            0.70%         0.25%            0.19%        --          1.14%         (0.09)%       1.05%
EQ/Marsico Focus                        0.88%         0.25%            0.06%        --          1.19%         (0.04)%       1.15%
EQ/Mercury Basic Value Equity           0.58%         0.25%            0.05%        --          0.88%          0.00%        0.88%
EQ/Mercury International Value          0.85%         0.25%            0.15%        --          1.25%          0.00%        1.25%
EQ/Mergers and Acquisitions             0.90%         0.25%            1.21%        --          2.36%         (0.91)%       1.45%
EQ/MFS Emerging Growth Companies        0.65%         0.25%            0.06%        --          0.96%            --         0.96%
EQ/MFS Investors Trust                  0.60%         0.25%            0.10%        --          0.95%          0.00%        0.95%
EQ/Money Market                         0.34%         0.25%            0.05%        --          0.64%            --         0.64%
EQ/Montag & Caldwell Growth*            0.75%         0.25%            0.12%        --          1.12%          0.00%        1.12%
EQ/PIMCO Real Return                    0.55%         0.25%            0.20%        --          1.00%         (0.35)%       0.65%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 11

-------------------------------------------------------------------------------- ---------------------------------------------------
                                                                                           Total Annual   Fee Waivers    Net Total
                                                                               Underlying    Expenses       and/or        Annual
                                                                               Portfolio      Before        Expense      Expenses
                                       Management                     Other     Fees and     Expense      Reimburse-   After Expense
 Portfolio Name                         Fees(3)    12b-1 Fees(4)  Expenses(5) Expenses(6)   Limitation     ments(7)     Limitations
-------------------------------------------------------------------------------- ---------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------- ---------------------------------------------------
EQ/Short Duration Bond                   0.45%       0.25%           0.52%       --          1.22%          (0.57)%       0.65%
EQ/Small Company Index                   0.25%       0.25%           0.13%       --          0.63%           0.00%        0.63%
EQ/Small Company Value*                  0.80%       0.25%           0.12%       --          1.17%           0.00%        1.17%
EQ/TCW Equity*                           0.80%       0.25%           0.12%       --          1.17%          (0.02)%       1.15%
EQ/UBS Growth and Income*                0.75%       0.25%           0.16%       --          1.16%          (0.11)%       1.05%
EQ/Van Kampen Comstock                   0.65%       0.25%           0.19%       --          1.09%          (0.09)%       1.00%
EQ/Van Kampen Emerging Markets Equity*   1.15%       0.25%           0.40%       --          1.80%           0.00%        1.80%
EQ/Van Kampen Mid Cap Growth             0.70%       0.25%           0.19%       --          1.14%          (0.09)%       1.05%
EQ/Wells Fargo Montgomery Small Cap      0.85%       0.25%           6.51%       --          7.61%          (6.33)%       1.28%
-----------------------------------------------------------------------------------------------------------------------------------



* This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the option's former name.



Notes:

(1)  A portion of this charge is for providing the minimum death benefit.


(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2004 and for the underlying portfolios.


(3) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (7) for any expense limitation agreement information.

(4) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.


(5) Other expenses shown are those incurred in 2004. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreement information.

(6) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/04. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(7) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust Portfolio and AXA Premier VIP Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



---------------------------------------------------------
 Portfolio Name
---------------------------------------------------------
   AXA Moderate Allocation                 1.17%
   AXA Premier VIP Aggressive Equity       0.93%
   AXA Premier VIP Health Care             1.81%
   AXA Premier VIP International Equity    1.75%
   AXA Premier VIP Large Cap Core Equity   1.32%
   AXA Premier VIP Large Cap Growth        1.30%
   AXA Premier VIP Large Cap Value         1.21%
   AXA Premier VIP Small/Mid Cap Growth    1.50%
   AXA Premier VIP Small/Mid Cap Value     1.54%
   AXA Premier VIP Technology              1.75%
   EQ/Alliance Common Stock                0.68%
   EQ/Alliance Growth and Income           0.80%
   EQ/Alliance International               1.08%
   EQ/Alliance Large Cap Growth            1.04%
   EQ/Alliance Small Cap Growth            0.98%
   EQ/Calvert Socially Responsible         1.00%
   EQ/Capital Guardian Growth              0.67%
   EQ/Capital Guardian International       1.17%
   EQ/Capital Guardian Research            0.90%
   EQ/Capital Guardian U.S. Equity         0.93%
   EQ/Evergreen Omega                      0.57%
   EQ/FI Mid Cap                           0.96%
   EQ/FI Small/Mid Cap Value               1.05%
   EQ/JP Morgan Value Opportunities        0.76%
---------------------------------------------------------


12 Fee table

---------------------------------------------------------
 Portfolio Name
---------------------------------------------------------
   EQ/Lazard Small Cap Value               0.86%
   EQ/Marsico Focus                        1.12%
   EQ/Mercury Basic Value Equity           0.86%
   EQ/Mercury International Value          1.18%
   EQ/MFS Emerging Growth Companies        0.91%
   EQ/MFS Investors Trust                  0.91%
   EQ/Small Company Value                  1.16%
   EQ/TCW Equity                           1.14%
   EQ/Van Kampen Emerging Markets Equity   1.75%
   EQ/Wells Fargo Montgomery Small Cap     1.26%
---------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated.

The fixed maturity options are not covered by the example. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 13

-------------------------------------------------------------------------------------------------------
                                                        If you surrender your contract at the end
                                                              of the applicable time period
 Portfolio Name                                      1 year      3 years       5 years        10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 223.65     $ 689.66     $ 1,181.79     $ 2,536.15
AXA Conservative Allocation                      $ 211.05     $ 651.62     $ 1,118.02     $ 2,407.18
AXA Conservative-Plus Allocation                 $ 204.75     $ 632.56     $ 1,086.01     $ 2,342.10
AXA Moderate Allocation                          $ 192.99     $ 596.93     $ 1,026.05     $ 2,219.57
AXA Moderate-Plus Allocation                     $ 217.35     $ 670.65     $ 1,149.95     $ 2,471.86
AXA Premier VIP Aggressive Equity                $ 162.75     $ 504.90     $   870.52     $ 1,898.07
AXA Premier VIP Core Bond                        $ 162.75     $ 504.90     $   870.52     $ 1,898.07
AXA Premier VIP Health Care                      $ 246.75     $ 759.16     $ 1,297.84     $ 2,768.56
AXA Premier VIP High Yield                       $ 158.55     $ 492.08     $   848.77     $ 1,852.68
AXA Premier VIP International Equity             $ 241.50     $ 743.39     $ 1,271.56     $ 2,716.19
AXA Premier VIP Large Cap Core Equity            $ 206.85     $ 638.92     $ 1,096.69     $ 2,363.84
AXA Premier VIP Large Cap Growth                 $ 200.55     $ 619.85     $ 1,064.63     $ 2,298.50
AXA Premier VIP Large Cap Value                  $ 199.50     $ 616.67     $ 1,059.28     $ 2,287.57
AXA Premier VIP Small/Mid Cap Growth             $ 220.50     $ 680.16     $ 1,165.88     $ 2,504.05
AXA Premier VIP Small/Mid Cap Value              $ 220.50     $ 680.16     $ 1,165.88     $ 2,504.05
AXA Premier VIP Technology                       $ 246.75     $ 759.16     $ 1,297.84     $ 2,768.56
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 133.35     $ 414.90     $   717.47     $ 1,576.47
EQ/Alliance Growth and Income                    $ 142.80     $ 443.88     $   766.86     $ 1,680.83
EQ/Alliance Intermediate Government Securities   $ 137.55     $ 427.79     $   739.44     $ 1,622.97
EQ/Alliance International                        $ 168.00     $ 520.92     $   897.66     $ 1,954.56
EQ/Alliance Large Cap Growth*                    $ 178.50     $ 552.90     $   951.76     $ 2,066.68
EQ/Alliance Quality Bond                         $ 137.55     $ 427.79     $   739.44     $ 1,622.97
EQ/Alliance Small Cap Growth                     $ 163.80     $ 508.11     $   875.95     $ 1,909.39
EQ/Bear Stearns Small Company Growth*            $ 202.65     $ 626.21     $ 1,075.33     $ 2,320.32
EQ/Bernstein Diversified Value                   $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Boston Advisors Equity Income*                $ 179.55     $ 556.10     $   957.16     $ 2,077.83
EQ/Calvert Socially Responsible                  $ 177.45     $ 549.71     $   946.36     $ 2,055.52
EQ/Capital Guardian Growth                       $ 156.45     $ 485.66     $   837.88     $ 1,829.91
EQ/Capital Guardian International                $ 185.85     $ 575.25     $   989.50     $ 2,144.50
EQ/Capital Guardian Research                     $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Capital Guardian U.S. Equity                  $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Caywood-Scholl High Yield Bond                $ 154.35     $ 479.24     $   826.98     $ 1,807.10
EQ/Equity 500 Index                              $ 110.25     $ 343.81     $   595.93     $ 1,317.40
EQ/Evergreen Omega                               $ 158.55     $ 492.08     $   848.77     $ 1,852.68
EQ/FI Mid Cap                                    $ 158.55     $ 492.08     $   848.77     $ 1,852.68
EQ/FI Small/Mid Cap Value                        $ 164.85     $ 511.31     $   881.38     $ 1,920.70
EQ/International Growth                          $ 191.10     $ 591.19     $ 1,016.38     $ 2,199.75
EQ/J.P. Morgan Core Bond                         $ 131.25     $ 408.45     $   706.47     $ 1,553.15
EQ/JP Morgan Value Opportunities                 $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Janus Large Cap Growth                        $ 181.65     $ 562.48     $   967.95     $ 2,100.10
EQ/Lazard Small Cap Value                        $ 162.75     $ 504.90     $   870.52     $ 1,898.07
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                               If you annuitize at the end
                                                              of the applicable time period
-------------------------------------------------------------------------------------------------------
 Portfolio Name                                      1 year      3 years       5 years        10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 223.65     $ 689.66     $ 1,181.79     $ 2,536.15
AXA Conservative Allocation                      $ 211.05     $ 651.62     $ 1,118.02     $ 2,407.18
AXA Conservative-Plus Allocation                 $ 204.75     $ 632.56     $ 1,086.01     $ 2,342.10
AXA Moderate Allocation                          $ 192.99     $ 596.93     $ 1,026.05     $ 2,219.57
AXA Moderate-Plus Allocation                     $ 217.35     $ 670.65     $ 1,149.95     $ 2,471.86
AXA Premier VIP Aggressive Equity                $ 162.75     $ 504.90     $   870.52     $ 1,898.07
AXA Premier VIP Core Bond                        $ 162.75     $ 504.90     $   870.52     $ 1,898.07
AXA Premier VIP Health Care                      $ 246.75     $ 759.16     $ 1,297.84     $ 2,768.56
AXA Premier VIP High Yield                       $ 158.55     $ 492.08     $   848.77     $ 1,852.68
AXA Premier VIP International Equity             $ 241.50     $ 743.39     $ 1,271.56     $ 2,716.19
AXA Premier VIP Large Cap Core Equity            $ 206.85     $ 638.92     $ 1,096.69     $ 2,363.84
AXA Premier VIP Large Cap Growth                 $ 200.55     $ 619.85     $ 1,064.63     $ 2,298.50
AXA Premier VIP Large Cap Value                  $ 199.50     $ 616.67     $ 1,059.28     $ 2,287.57
AXA Premier VIP Small/Mid Cap Growth             $ 220.50     $ 680.16     $ 1,165.88     $ 2,504.05
AXA Premier VIP Small/Mid Cap Value              $ 220.50     $ 680.16     $ 1,165.88     $ 2,504.05
AXA Premier VIP Technology                       $ 246.75     $ 759.16     $ 1,297.84     $ 2,768.56
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 133.35     $ 414.90     $   717.47     $ 1,576.47
EQ/Alliance Growth and Income                    $ 142.80     $ 443.88     $   766.86     $ 1,680.83
EQ/Alliance Intermediate Government Securities   $ 137.55     $ 427.79     $   739.44     $ 1,622.97
EQ/Alliance International                        $ 168.00     $ 520.92     $   897.66     $ 1,954.56
EQ/Alliance Large Cap Growth*                    $ 178.50     $ 552.90     $   951.76     $ 2,066.68
EQ/Alliance Quality Bond                         $ 137.55     $ 427.79     $   739.44     $ 1,622.97
EQ/Alliance Small Cap Growth                     $ 163.80     $ 508.11     $   875.95     $ 1,909.39
EQ/Bear Stearns Small Company Growth*            $ 202.65     $ 626.21     $ 1,075.33     $ 2,320.32
EQ/Bernstein Diversified Value                   $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Boston Advisors Equity Income*                $ 179.55     $ 556.10     $   957.16     $ 2,077.83
EQ/Calvert Socially Responsible                  $ 177.45     $ 549.71     $   946.36     $ 2,055.52
EQ/Capital Guardian Growth                       $ 156.45     $ 485.66     $   837.88     $ 1,829.91
EQ/Capital Guardian International                $ 185.85     $ 575.25     $   989.50     $ 2,144.50
EQ/Capital Guardian Research                     $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Capital Guardian U.S. Equity                  $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Caywood-Scholl High Yield Bond                $ 154.35     $ 479.24     $   826.98     $ 1,807.10
EQ/Equity 500 Index                              $ 110.25     $ 343.81     $   595.93     $ 1,317.40
EQ/Evergreen Omega                               $ 158.55     $ 492.08     $   848.77     $ 1,852.68
EQ/FI Mid Cap                                    $ 158.55     $ 492.08     $   848.77     $ 1,852.68
EQ/FI Small/Mid Cap Value                        $ 164.85     $ 511.31     $   881.38     $ 1,920.70
EQ/International Growth                          $ 191.10     $ 591.19     $ 1,016.38     $ 2,199.75
EQ/J.P. Morgan Core Bond                         $ 131.25     $ 408.45     $   706.47     $ 1,553.15
EQ/JP Morgan Value Opportunities                 $ 152.25     $ 472.82     $   816.07     $ 1,784.25
EQ/Janus Large Cap Growth                        $ 181.65     $ 562.48     $   967.95     $ 2,100.10
EQ/Lazard Small Cap Value                        $ 162.75     $ 504.90     $   870.52     $ 1,898.07
-------------------------------------------------------------------------------------------------------


                                                      If you do not surrender your contract at
                                                           of the applicable time period
-------------------------------------------------------------------------------------------------------
 Portfolio Name                                      1 year      3 years      5 years        10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 223.65     $ 689.66    $ 1,181.79     $ 2,536.15
AXA Conservative Allocation                      $ 211.05     $ 651.62    $ 1,118.02     $ 2,407.18
AXA Conservative-Plus Allocation                 $ 204.75     $ 632.56    $ 1,086.01     $ 2,342.10
AXA Moderate Allocation                          $ 192.99     $ 596.93    $ 1,026.05     $ 2,219.57
AXA Moderate-Plus Allocation                     $ 217.35     $ 670.65    $ 1,149.95     $ 2,471.86
AXA Premier VIP Aggressive Equity                $ 162.75     $ 504.90    $   870.52     $ 1,898.07
AXA Premier VIP Core Bond                        $ 162.75     $ 504.90    $   870.52     $ 1,898.07
AXA Premier VIP Health Care                      $ 246.75     $ 759.16    $ 1,297.84     $ 2,768.56
AXA Premier VIP High Yield                       $ 158.55     $ 492.08    $   848.77     $ 1,852.68
AXA Premier VIP International Equity             $ 241.50     $ 743.39    $ 1,271.56     $ 2,716.19
AXA Premier VIP Large Cap Core Equity            $ 206.85     $ 638.92    $ 1,096.69     $ 2,363.84
AXA Premier VIP Large Cap Growth                 $ 200.55     $ 619.85    $ 1,064.63     $ 2,298.50
AXA Premier VIP Large Cap Value                  $ 199.50     $ 616.67    $ 1,059.28     $ 2,287.57
AXA Premier VIP Small/Mid Cap Growth             $ 220.50     $ 680.16    $ 1,165.88     $ 2,504.05
AXA Premier VIP Small/Mid Cap Value              $ 220.50     $ 680.16    $ 1,165.88     $ 2,504.05
AXA Premier VIP Technology                       $ 246.75     $ 759.16    $ 1,297.84     $ 2,768.56
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 133.35     $ 414.90    $   717.47     $ 1,576.47
EQ/Alliance Growth and Income                    $ 142.80     $ 443.88    $   766.86     $ 1,680.83
EQ/Alliance Intermediate Government Securities   $ 137.55     $ 427.79    $   739.44     $ 1,622.97
EQ/Alliance International                        $ 168.00     $ 520.92    $   897.66     $ 1,954.56
EQ/Alliance Large Cap Growth*                    $ 178.50     $ 552.90    $   951.76     $ 2,066.68
EQ/Alliance Quality Bond                         $ 137.55     $ 427.79    $   739.44     $ 1,622.97
EQ/Alliance Small Cap Growth                     $ 163.80     $ 508.11    $   875.95     $ 1,909.39
EQ/Bear Stearns Small Company Growth*            $ 202.65     $ 626.21    $ 1,075.33     $ 2,320.32
EQ/Bernstein Diversified Value                   $ 152.25     $ 472.82    $   816.07     $ 1,784.25
EQ/Boston Advisors Equity Income*                $ 179.55     $ 556.10    $   957.16     $ 2,077.83
EQ/Calvert Socially Responsible                  $ 177.45     $ 549.71    $   946.36     $ 2,055.52
EQ/Capital Guardian Growth                       $ 156.45     $ 485.66    $   837.88     $ 1,829.91
EQ/Capital Guardian International                $ 185.85     $ 575.25    $   989.50     $ 2,144.50
EQ/Capital Guardian Research                     $ 152.25     $ 472.82    $   816.07     $ 1,784.25
EQ/Capital Guardian U.S. Equity                  $ 152.25     $ 472.82    $   816.07     $ 1,784.25
EQ/Caywood-Scholl High Yield Bond                $ 154.35     $ 479.24    $   826.98     $ 1,807.10
EQ/Equity 500 Index                              $ 110.25     $ 343.81    $   595.93     $ 1,317.40
EQ/Evergreen Omega                               $ 158.55     $ 492.08    $   848.77     $ 1,852.68
EQ/FI Mid Cap                                    $ 158.55     $ 492.08    $   848.77     $ 1,852.68
EQ/FI Small/Mid Cap Value                        $ 164.85     $ 511.31    $   881.38     $ 1,920.70
EQ/International Growth                          $ 191.10     $ 591.19    $ 1,016.38     $ 2,199.75
EQ/J.P. Morgan Core Bond                         $ 131.25     $ 408.45    $   706.47     $ 1,553.15
EQ/JP Morgan Value Opportunities                 $ 152.25     $ 472.82    $   816.07     $ 1,784.25
EQ/Janus Large Cap Growth                        $ 181.65     $ 562.48    $   967.95     $ 2,100.10
EQ/Lazard Small Cap Value                        $ 162.75     $ 504.90    $   870.52     $ 1,898.07
-------------------------------------------------------------------------------------------------------


14 Fee table

-------------------------------------------------------------------------------------------------------
                                               If you surrender your contract at the end
                                                     of the applicable time period
 Portfolio Name                              1 year      3 years      5 years       10 years
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                        $ 157.50     $   488.87   $   843.32   $ 1,841.30
EQ/Lord Abbett Growth and Income         $ 166.95     $   517.72   $   892.24   $ 1,943.28
EQ/Lord Abbett Large Cap Core            $ 166.95     $   517.72   $   892.24   $ 1,943.28
EQ/Lord Abbett Mid Cap Value             $ 172.20     $   533.72   $   919.33   $ 1,999.54
EQ/Marsico Focus                         $ 177.45     $   549.71   $   946.36   $ 2,055.52
EQ/Mercury Basic Value Equity            $ 144.90     $   450.32   $   777.81   $ 1,703.89
EQ/Mercury International Value           $ 183.75     $   568.87   $   978.73   $ 2,122.32
EQ/Mergers and Acquisitions              $ 300.30     $   919.01   $ 1,562.68   $ 3,287.75
EQ/MFS Emerging Growth Companies         $ 153.30     $   476.03   $   821.52   $ 1,795.68
EQ/MFS Investors Trust                   $ 152.25     $   472.82   $   816.07   $ 1,784.25
EQ/Money Market                          $ 119.70     $   372.93   $   645.79   $ 1,424.07
EQ/Montag & Caldwell Growth*             $ 170.10     $   527.32   $   908.50   $ 1,977.07
EQ/PIMCO Real Return                     $ 157.50     $   488.87   $   843.32   $ 1,841.30
EQ/Short Duration Bond                   $ 180.60     $   559.29   $   962.56   $ 2,088.97
EQ/Small Company Index                   $ 118.65     $   369.70   $   640.26   $ 1,412.27
EQ/Small Company Value*                  $ 175.35     $   543.31   $   935.56   $ 2,033.16
EQ/TCW Equity*                           $ 175.35     $   543.31   $   935.56   $ 2,033.16
EQ/UBS Growth and Income*                $ 174.30     $   540.12   $   930.15   $ 2,021.97
EQ/Van Kampen Comstock                   $ 166.95     $   517.72   $   892.24   $ 1,943.28
EQ/Van Kampen Emerging Markets Equity*   $ 241.50     $   743.39   $ 1,271.56   $ 2,716.19
EQ/Van Kampen Mid Cap Growth             $ 172.20     $   533.72   $   919.33   $ 1,999.54
EQ/Wells Fargo Montgomery Small Cap      $ 851.55     $ 2,465.89   $ 3,968.73   $ 7,287.21
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                      If you annuitize at the end
                                                     of the applicable time period
-------------------------------------------------------------------------------------------------------
 Portfolio Name                              1 year      3 years      5 years       10 years
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                        $ 157.50     $   488.87   $   843.32   $ 1,841.30
EQ/Lord Abbett Growth and Income         $ 166.95     $   517.72   $   892.24   $ 1,943.28
EQ/Lord Abbett Large Cap Core            $ 166.95     $   517.72   $   892.24   $ 1,943.28
EQ/Lord Abbett Mid Cap Value             $ 172.20     $   533.72   $   919.33   $ 1,999.54
EQ/Marsico Focus                         $ 177.45     $   549.71   $   946.36   $ 2,055.52
EQ/Mercury Basic Value Equity            $ 144.90     $   450.32   $   777.81   $ 1,703.89
EQ/Mercury International Value           $ 183.75     $   568.87   $   978.73   $ 2,122.32
EQ/Mergers and Acquisitions              $ 300.30     $   919.01   $ 1,562.68   $ 3,287.75
EQ/MFS Emerging Growth Companies         $ 153.30     $   476.03   $   821.52   $ 1,795.68
EQ/MFS Investors Trust                   $ 152.25     $   472.82   $   816.07   $ 1,784.25
EQ/Money Market                          $ 119.70     $   372.93   $   645.79   $ 1,424.07
EQ/Montag & Caldwell Growth*             $ 170.10     $   527.32   $   908.50   $ 1,977.07
EQ/PIMCO Real Return                     $ 157.50     $   488.87   $   843.32   $ 1,841.30
EQ/Short Duration Bond                   $ 180.60     $   559.29   $   962.56   $ 2,088.97
EQ/Small Company Index                   $ 118.65     $   369.70   $   640.26   $ 1,412.27
EQ/Small Company Value*                  $ 175.35     $   543.31   $   935.56   $ 2,033.16
EQ/TCW Equity*                           $ 175.35     $   543.31   $   935.56   $ 2,033.16
EQ/UBS Growth and Income*                $ 174.30     $   540.12   $   930.15   $ 2,021.97
EQ/Van Kampen Comstock                   $ 166.95     $   517.72   $   892.24   $ 1,943.28
EQ/Van Kampen Emerging Markets Equity*   $ 241.50     $   743.39   $ 1,271.56   $ 2,716.19
EQ/Van Kampen Mid Cap Growth             $ 172.20     $   533.72   $   919.33   $ 1,999.54
EQ/Wells Fargo Montgomery Small Cap      $ 851.55     $ 2,465.89   $ 3,968.73   $ 7,287.21
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                           If you do not surrender your contract at the end
                                                    of the applicable time period
 Portfolio Name                               1 year      3 years       5 years       10 years
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                         $ 157.50     $   488.87    $   843.32   $ 1,841.30
EQ/Lord Abbett Growth and Income          $ 166.95     $   517.72    $   892.24   $ 1,943.28
EQ/Lord Abbett Large Cap Core             $ 166.95     $   517.72    $   892.24   $ 1,943.28
EQ/Lord Abbett Mid Cap Value              $ 172.20     $   533.72    $   919.33   $ 1,999.54
EQ/Marsico Focus                          $ 177.45     $   549.71    $   946.36   $ 2,055.52
EQ/Mercury Basic Value Equity             $ 144.90     $   450.32    $   777.81   $ 1,703.89
EQ/Mercury International Value            $ 183.75     $   568.87    $   978.73   $ 2,122.32
EQ/Mergers and Acquisitions               $ 300.30     $   919.01    $ 1,562.68   $ 3,287.75
EQ/MFS Emerging Growth Companies          $ 153.30     $   476.03    $   821.52   $ 1,795.68
EQ/MFS Investors Trust                    $ 152.25     $   472.82    $   816.07   $ 1,784.25
EQ/Money Market                           $ 119.70     $   372.93    $   645.79   $ 1,424.07
EQ/Montag & Caldwell Growth*              $ 170.10     $   527.32    $   908.50   $ 1,977.07
EQ/PIMCO Real Return                      $ 157.50     $   488.87    $   843.32   $ 1,841.30
EQ/Short Duration Bond                    $ 180.60     $   559.29    $   962.56   $ 2,088.97
EQ/Small Company Index                    $ 118.65     $   369.70    $   640.26   $ 1,412.27
EQ/Small Company Value*                   $ 175.35     $   543.31    $   935.56   $ 2,033.16
EQ/TCW Equity*                            $ 175.35     $   543.31    $   935.56   $ 2,033.16
EQ/UBS Growth and Income*                 $ 174.30     $   540.12    $   930.15   $ 2,021.97
EQ/Van Kampen Comstock                    $ 166.95     $   517.72    $   892.24   $ 1,943.28
EQ/Van Kampen Emerging Markets Equity*    $ 241.50     $   743.39    $ 1,271.56   $ 2,716.19
EQ/Van Kampen Mid Cap Growth              $ 172.20     $   533.72    $   919.33   $ 1,999.54
EQ/Wells Fargo Montgomery Small Cap       $ 851.55     $ 2,465.89    $ 3,968.73   $ 7,287.21
-------------------------------------------------------------------------------------------------------



* This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the option's former name.


                                                                    Fee table 15

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2004.



16 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------
HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount of $10,000 to purchase a contract. You may make additional contributions of at least $1,000 each for NQ and QP contracts and $50 each for IRA contracts, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts that you own would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
               Available
 Contract      for annuitant                                                      Limitations on
 type          issue ages       Source of contributions                          contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ             0 through 83    o After-tax money.                                o No additional contribution may be made
                                                                                   after attainment of age 84, or, if later, the
                               o Paid to us by check or transfer of contract       first contract anniversary.
                                 value in a tax-deferred exchange under
                                 Section 1035 of the Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA   20 through 83   o Eligible rollover distributions from TSA con-   o No rollover or direct transfer contributions
                                 tracts or other 403(b) arrangements,              may be made after attainment of age 84, or,
                                 qualified plans, and governmental employer        if later, the first contract anniversary.
                                 457(b) plans.
                                                                                 o Contributions after age 70-1/2 must be net of
                               o Rollovers from another traditional individual     required minimum distributions.
                                 retirement arrangement.
                                                                                 o Although we accept regular IRA contribu-
                               o Direct custodian-to-custodian transfers from      tions under Rollover IRA contracts, we intend
                                 another traditional individual retirement         that this contract be used primarily for
                                 arrangement.                                      rollover and direct transfer contributions.
                                                                                   Regular IRA contributions are limited to
                               o Regular IRA contributions.                        $4,000 for 2005; same for 2006.

                               o Additional "catch-up" contributions.            o Additional catch-up contributions of up to
                                                                                   $500 can be made for the calendar year
                                                                                   2005 ($1,000 for 2006) where the owner is
                                                                                   at least age 50 but under age 70-1/2 at any
                                                                                   time during the calendar year for which the
                                                                                   contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17

------------------------------------------------------------------------------------------------------------------------------------
                   Available
Contract          for annuitant                                                       Limitations on
type              issue ages         Source of contributions                         contributions
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 83     o Rollovers from another Roth IRA.               o No rollover or direct transfer contributions
IRA                                                                                    may be made after attainment of age 84, or,
                                    o Conversion rollovers from a traditional IRA.     if later, the first contract anniversary.

                                    o Direct transfers from another Roth IRA.        o Conversion rollovers after age 70-1/2 must be
                                                                                       net of required minimum distributions for the
                                    o Regular Roth IRA contributions.                  traditional IRA you are rolling over.

                                    o Additional catch-up contributions              o You cannot roll over funds from a traditional
                                                                                       IRA if your adjusted gross income is
                                                                                       $100,000 or more.

                                                                                     o Although we accept regular Roth IRA contri-
                                                                                       butions under Roth IRA contracts, we intend
                                                                                       that this contract be used primarily for
                                                                                       rollover and direct transfer contributions.
                                                                                       Regular Roth IRA contributions are limited to
                                                                                       $4,000 for 2005; same for 2006.

                                                                                     o Additional catch-up contributions of up to
                                                                                       $500 can be made for the calendar year
                                                                                       2005 ($1,000 for 2006) where the owner is
                                                                                       at least age 50 at any time during the calen-
                                                                                       dar year for which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------
QP                20 through 75     o Only transfer contributions from an existing   o We do not accept regular ongoing payroll
                                      defined contribution qualified plan trust.       contributions.

                                    o The plan must be qualified under Section       o Only one additional transfer contribution
                                      401(a) of the Internal Revenue Code.             may be made during a contract year.

                                    o For 401(k) plans, transferred contributions    o No additional transfer contributions may be
                                      may only include employee pre-tax                made after attainment of age 76, or, if
                                      contributions.                                   later, the first contract anniversary.

                                                                                     o Contributions after age 70-1/2 must be net of
                                                                                       any required minimum distributions.

                                                                                     o A separate QP contract must be established
                                                                                       for each plan participant.

                                                                                     o We do not accept employer remitted
                                                                                       contributions.

                                                                                     o We do not accept contributions from defined
                                                                                       benefit plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------



See "Tax information," later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.



18 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors or the Uniform Transfers to Minors Act in your state.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Methods of payment are discussed in detail in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among variable investment options and the fixed maturity options.
--------------------------------------------------------------------------------

                                              Contract features and benefits  19

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Advisor(SM) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                         o Alliance Capital Management L.P.
 EQUITY                                                                                  o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC
                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital         o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                         o AIM Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current   o Alliance Capital Management L.P.
                              income and capital appreciation.                           o Pacific Investment Management Company
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                         o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                      its Bernstein Investment Research and
                                                                                           Management Unit
                                                                                         o J.P. Morgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                         o Alliance Capital Management L.P., through
 CORE EQUITY                                                                               its Bernstein Investment Research and
                                                                                           Management Unit
                                                                                         o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------




20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                                Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital                        o Alliance Capital Management L.P.
 GROWTH                                                                                   o RCM Capital Management LLC
                                                                                          o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                       o Alliance Capital Management L.P.
 VALUE                                                                                    o Institutional Capital Corporation
                                                                                          o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                       o Alliance Capital Management L.P.
 CAP GROWTH                                                                               o Franklin Advisers, Inc.
                                                                                          o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                       o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                                o TCW Investment Management Company
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                       o Firsthand Capital Management, Inc.
                                                                                          o RCM Capital Management LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*                   Objective                                                Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                    o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with     o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with     o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.                   o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH(7)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                              o Alliance Capital Management L.P.,
                                                                                            through its Bernstein Investment
                                                                                            Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to achieve an   o Boston Advisors, Inc.
 INCOME(4)                       above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                    o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.                       o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*                 Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                    o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates     o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                            o Evergreen Investment Management
                                                                                            Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                         o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE      Seeks long-term capital appreciation.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND       Seeks to provide a high total return consistent with mod-  o J.P. Morgan Investment Management Inc.
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE             Long-term capital appreciation.                            o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                                o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation          o Boston Advisors, Inc.
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without          o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-     o Lord, Abbett & Co. LLC
 CORE                          able risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                      o Lord, Abbett & Co, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.        o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks capital appreciation.                                o Merrill Lynch Investment Managers
 VALUE                                                                                      International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERGERS AND ACQUISITIONS    Seeks to achieve capital appreciation.                     o GAMCO Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary objec-    o MFS Investment Management
                               tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*                Objective                                                    Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve     o Alliance Capital Management L.P.
                              its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
 GROWTH(5)
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks maximum real return consistent with preservation       o Pacific Investment Management Company,
                              of real capital and prudent investment management.             LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks current income with reduced volatility of principal.   o Boston Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the        o Alliance Capital Management L. P.
                              deduction of portfolio expenses) the total return of the
                              Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(8)     Seeks to maximize capital appreciation.                      o GAMCO Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY(3)              Seeks to achieve long-term capital appreciation.             o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(6)   Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
                              with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Capital growth and income.                                   o Morgan Stanley Investment
                                                                                             Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING        Seeks long-term capital appreciation.                        o Morgan Stanley Investment
 MARKETS EQUITY(2)                                                                           Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Capital growth.                                              o Morgan Stanley Investment
 GROWTH                                                                                      Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY     Seeks long-term capital appreciation.                        o Wells Capital Management Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio name in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the chart above.




----------------------------------------------------
 FN          Portfolio Name until May 9, 2005
----------------------------------------------------
   (1)      EQ/Alliance Premier Growth
   (2)      EQ/Emerging Markets Equity
   (3)      EQ/Enterprise Equity
   (4)      EQ/Enterprise Equity Income
   (5)      EQ/Enterprise Growth
   (6)      EQ/Enterprise Growth and Income
   (7)      EQ/Enterprise Small Company Growth
   (8)      EQ/Enterprise Small Company Value
----------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives 1-800-789-7771.


                                               Contract features and benefits 23

FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied: (i) the fixed maturity option's maturity date is within the current calendar year; or (ii) the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized Separate Account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Fixed maturity options are not available in Maryland.


--------------------------------------------------------------------------------
Fixed maturity options range from one to ten years to maturity
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. This rate will never be less than 3%.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on February 15th for each of the maturity years 2005 through 2013. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)  withdraw the maturity value.


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option with the earliest maturity date. As of February 15, 2005 the next available maturity date was February 15, 2012.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS


You may choose either of two ways to allocate your contributions under your contract: self-directed and principal assurance. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.



SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION

You can elect this allocation program with a minimum initial contribution of $10,000. You select a fixed maturity option and we specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's


24  Contract features and benefits
maturity date. The maturity date you select generally may not be later than 10 years or earlier than 7 years from your contract date. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation. Principal assurance will not be available if none of those maturity dates is available. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on February 15, 2005 you chose the fixed maturity option with a maturity date of February 15, 2015 since the rate to maturity was 3.64% on February 15, 2005, we would have allocated $6,993 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you anticipate taking required minimum distributions, you should consider whether your values in the variable investment options are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.

The principal assurance allocation feature is not available in Maryland.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.


For California residents only, if you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.


If you allocate your entire initial contribution to the money market account and/or the principal assurance allocation feature, if available, the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the money market account) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.


Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), and (ii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i) and (ii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your financial professional can provide you with the cancellation instructions

Please note that if you are holding your traditional or Roth individual retirement annuity contract in a custodial individual retirement account, your contract and your account must match: you cannot hold a Roth individual retirement annuity in a traditional individual retirement account and vice versa.


                                              Contract features and benefits  25

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options and (ii) the market adjusted amounts in the fixed maturity options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option less daily charges for mortality and expense risks and administrative expenses.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal; and/or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

TERMINATION OF YOUR CONTRACT


Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all of your rights under your contract and any applicable guaranteed benefits.



26  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer to a fixed maturity option that matures in the current calendar year, or that has a rate to maturity of 3% or less.

o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed for programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

The AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts") have adopted policies and procedures designed to discourage disruptive transfers by contract owners investing in the portfolios of the affiliated trusts. The affiliated trusts discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the affiliated trusts reserve the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The affiliated trusts monitor aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. When a contract owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated



                            Transferring your money among investment options  27
transaction services. We currently apply such action for the remaining life of each affected contract. We or the affiliated trusts may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the AXA Premier VIP Trust or EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. If the underlying trust determines that the trading activity of a particular contract owner is disruptive, we will take action to limit the disruptive trading activity of that contract owner as discussed above.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential affects of frequent transfer activity are discussed above.


DOLLAR COST AVERAGING


Dollar cost averaging allows you to gradually transfer amounts from the EQ/Money Market option to the other variable investment options by periodically transferring approximately the same dollar amount to the other variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/ Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/ Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year, or cancel this program at any time.
                      ----------------------------------
You may not elect dollar cost averaging if you are participating in the rebalancing program. There is no charge for the dollar cost averaging feature.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; your rebalancing allocations will not be changed and the rebalancing program will remain in effect unless you request that it be canceled in writing.


28  Transferring your money among investment options

You may not elect the rebalancing program if you are participating in the dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options. There is no charge for the rebalancing feature.


                            Transferring your money among investment options  29

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE


You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you request to withdraw more than 90% of a contract's current cash value, after a withdrawal, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


Please see "Termination of your contract" in "Determining your contract value" earlier in the Prospectus and "How withdrawals affect your minimum death benefit" below for more information on how withdrawals could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                  Method of withdrawal
                                                              Lifetime
                                                             required
                                               Substan-      minimum
      Contract     Lump sum    Systematic   tially equal   distribution
--------------------------------------------------------------------------------
NQ                   Yes          Yes            No             No
--------------------------------------------------------------------------------
Rollover IRA         Yes          Yes            Yes           Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                 Yes          Yes            Yes            No
--------------------------------------------------------------------------------
QP                   Yes           No            No            Yes
--------------------------------------------------------------------------------


We impose no withdrawal charge for withdrawals from the Accumulator(R) Advisor(SM) variable annuity contract. However, withdrawals, including withdrawals made to pay all or part of any fee that may be associated with the fee-based program, may be subject to income tax and a 10% penalty tax, as described in "Tax information" later in this Prospectus. In addition, the fee-based program sponsor may apply a charge if you decide to no longer participate in the program. You should consult with your program sponsor for more details about your particular fee-based arrangement.



LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. The minimum amount you may withdraw is $300.



SYSTEMATIC WITHDRAWALS
(All contracts except QP)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.



SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially


30  Accessing your money
equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA and QP contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. Also, please refer to "Tax information" later in this Prospectus for considerations on annuity contracts funding qualified plans and IRAs.

You may elect this option in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250 or, if less, your account value. If your account value is less than $500 after the withdrawal, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


--------------------------------------------------------------------------------
For Rollover IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR MINIMUM DEATH BENEFIT

Withdrawals will reduce your minimum death benefit on a pro rata basis.

Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.



WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.



ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the annuity payout options. The annuity payout options are discussed under "Your annuity payout options" below. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


YOUR ANNUITY PAYOUT OPTIONS


Accumulator(R) Advisor(SM) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.



                                                        Accessing your money  31

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.




-------------------------------------------------------------------
Fixed annuity payout options       Life annuity
                                   Life annuity with period
                                    certain
                                   Life annuity with refund
                                    certain
                                   Period certain annuity
-------------------------------------------------------------------
Variable Immediate Annuity         Life annuity (not
   payout options                   available in New York)
                                   Life annuity with period
                                    certain
-------------------------------------------------------------------
Income Manager(R) payout options   Life annuity with a
   (available for annuitants        period certain
   age 83 or less at               Period certain annuity
   contract issue)
-------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A fixed life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years even if the annuitant dies before the end of the period certain. The guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust and AXA Premier VIP Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only).

For QP contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract. You must be eligible for a distribution under the QP contracts.

You may choose to apply the account value of your Accumulator(R) Advisor(SM) contract to an Income Manager(R) payout annuity.

Depending upon your circumstances, an Income Manager(R) contract may be purchased on a tax-free basis. Please consult your tax adviser. The Income Manager(R) payout options are not available in all states.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose and the timing of your purchase as it relates to any market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.


32  Accessing your money

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) Advisor(SM) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.

For contracts issued in Pennsylvania, the maturity date is related to the contract issue date, as follows:


------------------------------------------
                          Maximum
 Issue age           annuitization age
------------------------------------------
    0-75                    85
     76                     86
     77                     87
   78-80                    88
   81-83                    90
------------------------------------------


Before the last day by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager(R) annuity payout option is chosen.



                                                        Accessing your money  33

5. Charges and expenses

--------------------------------------------------------------------------------


CHARGES THAT AXA EQUITABLE DEDUCTS


MORTALITY AND EXPENSE RISKS CHARGE AND ADMINISTRATIVE CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit, as well as administrative expenses under the contract. The daily charge is equivalent to an annual rate of up to 0.50% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the minimum death benefit exceeds the account value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

The administrative charge is to compensate us for administrative expenses under the contract.

We may reduce or eliminate the mortality and expense risks charge and administrative charge if we believe that the risks or administrative expenses for which this charge are imposed are reduced or eliminated. We will not permit a reduction or elimination of this charge where it would be unfairly discriminatory.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


FEE-BASED EXPENSES

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o  Management fees ranging from 0.10% to 1.20%.

o  12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.


o  Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the mortality and expense risks charge and administrative charge or change the minimum contribution requirements. We may offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recom-


34  Charges and expenses
mending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  35

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned by a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the annuitant. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the minimum death benefit. The minimum death benefit is equal to your total contributions less withdrawals. See "How withdrawals affect your minimum death benefit" earlier in this Prospectus. We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts.

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner can change after the original owner's death for purposes of federal tax law required distribution from the contract. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.


Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the designated beneficiary successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).


o  A successor owner should name a new beneficiary.


If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor


36  Payment of death benefit
owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value (adjusted for any subsequent withdrawals). The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. In determining whether the minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole primary beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.



BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the beneficiary continuation option for IRA and Roth IRA contracts:

o  The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o  Any minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value.

o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and the annuitant are the same person):


                                                    Payment of death benefit  37

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o  The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o  Any minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o  Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o  The annuity account value will not be reset to the death benefit amount.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


38  Payment of death benefit

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW


In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Advisor(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions which can be made to all types of tax-favored retirement plans. In addition to increasing amounts which can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an IRA annuity contract such as this one, or an IRA custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of investment funds and fixed maturity options and choices of pay-out options available in Accumulator(R) Advisor(SM), as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II for a discussion of QP contracts at the end of this Prospectus.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person).


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked



                                                             Tax information  39
together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. This includes withdrawals to pay all or a part of any fee that may be associated with the fee-based program. See "Withdrawing your account value" in "Accessing your money" earlier in this Prospectus. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o The contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.


o The owner and the annuitant are the same under the source contract and the Accumulator(R) Advisor(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured under the life insurance or endowment contract must be the same as the owner and annuitant, respectively under the Accumulator(R) Advisor(SM) contract.

The tax basis, also referred to as your tax basis in the contract, of the source contract carries over to the Accumulator(R) Advisor(SM) NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.



The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the


40  Tax information
income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.


The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.


Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO


Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o  Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) Advisor(SM) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Advisor(SM) traditional and Roth IRA contracts.

Your right to cancel within a certain number of days

You can cancel any version of the Accumulator(R) Advisor(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



                                                             Tax information  41

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation;

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


Regular contributions to traditional IRAs

Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2005 and 2006. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $500 to your traditional IRA for 2005. This amount increases to $1,000 for the taxable year 2006.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for each of the taxable years 2005 and 2006 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for each of the taxable years 2005 and 2006, your fully deductible contribution can be up to $4,000, or if less, your earned income. The dollar limit is $4,500 for people eligible to make age
50 - 70-1/2 catch-up contributions for 2005 and $5,000 for 2006, respectively.

If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 in 2005 and later years.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $70,000 and $80,000 in 2005 and AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.

To determine the deductible amount of the contribution for 2005, for example, you determine AGI and subtract $50,000 if you are single, or $70,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum       Equals the adjusted
 --------------------       x        regular           =     deductible
 divided by $10,000                contribution             contribution
                                   for the year                limit

Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even



42  Tax information
though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2005 and 2006). The dollar limit is $4,500 in 2005 and $5,000 in 2006 for people eligible to make ages 50 - 70-1/2 catch-up contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;


o    governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made from one traditional IRA to another. Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to



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another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts, which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.



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


A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o    the entire amount received is rolled over to another traditional
     IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollovers and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging or long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Required minimum distributions

Background on Regulations -- Required Minimum Distri-butions. Distributions must be made from traditional IRAs according to the rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations will require, beginning in 2006, that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amount required to be distributed from these contracts, if you take the annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn 70-1/2.


When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawals to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum



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


distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2 . Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the


46  Tax information
     joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Advisor(SM) Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA contract. See "Rollovers and direct transfers" later in this section. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2005 and 2006. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $500 can be made for the taxable year 2005. This amount increases to $1,000 for the taxable year 2006.

With a Roth IRA, you can make regular contributions when you reach age 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions? You may make rollover contributions to a Roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, a TSA under Sec-



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tion 403(b) of the Internal Revenue Code or any other eligible retirement plan.
You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Beginning in 2005, modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The condition will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE-IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month period described above. This rule applies



48  Tax information
even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o    rollovers from a Roth IRA to another Roth IRA;

o    direct transfers from a Roth IRA to another Roth IRA;

o    qualified distributions from a Roth IRA; and

o return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2 or older; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time home buyer distribu tion" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them) there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2005 and the conversion contribution is made in 2006, the conversion contribution is treated as contributed prior to other conversion contributions made in 2006.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.



                                                             Tax information  49

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Federal and state income tax withholding and information reporting

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding, as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2005, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a qualified plan can be rolled over to another eligible retirement plan. All distributions from a qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or


50  Tax information

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviv ing spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.



SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II at the end of this Prospectus.



IMPACT OF TAXES TO AXA EQUITABLE


The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  51

8.  More information

--------------------------------------------------------------------------------


ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts, including these contracts. We are the legal owner of all of the assets in Separate Account No. 45 and Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of the Separate Accounts' operations are accounted for without regard to AXA Equitable's other operations.

Each Separate Account is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or the Separate Accounts.

Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding portfolio of its Trusts.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about the Trusts' portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appear in the prospectuses for each Trust, which are generally attached at the end of this Prospectus, or in the respective SAIs which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2005 and the related price per $100 of maturity value were as shown below:




-------------------------------------------------------------
    Fixed Maturity
   Options with
   February 15th          Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2005   Maturity Value
-------------------------------------------------------------
        2006             3.00%*            $ 97.09
        2007             3.00%*            $ 94.26
        2008             3.00%*            $ 91.51
        2009             3.00%*            $ 88.84
        2010             3.00%*            $ 86.25
        2011             3.00%*            $ 83.74
        2012             3.19%             $ 80.26
        2013             3.35%             $ 76.81
        2014             3.50%             $ 73.36
        2015             3.64%             $ 69.93
-------------------------------------------------------------


* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.


52  More information

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.



ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT



AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA or QP contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the


                                                            More information  53
variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our Processing Office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.



WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described in "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o  the election of trustees;


o the formal approval of independent public accounting firms selected for each Trust; or


o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


54  More information

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 45 or Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Accounts, our ability to meet our obligations under the contracts, or the distribution of the contracts.

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of AXA Equitable at December 31, 2004 and 2003, and for the three years ended December 31, 2004, incorporated in this Prospectus by reference to the 2004 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS


The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the applicable SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

Loans are not available and you cannot assign IRA contracts as security for a loan or other obligation. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA contract to another similar arrangement under federal income tax rules.



DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). AXA Advisors serves as the principal underwriter of Separate Account No. 45, and AXA Distributors serves as the principal underwriter of Separate Account No.
49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and



                                                            More information  55
obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). Affiliated broker-dealers include MONY Securities Corporation ("MSC")* and Advest, Inc. The Distributors, MSC and Advest are all under the common control of AXA Financial, Inc.

AXA Equitable does not pay sales commissions to the Distributors in connection with the sale of contracts.

The Distributors may pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or our products on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the Distributors' assets. Not all Selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



----------------------
* On or about June 6, 2005, MSC financial professionals are expected to become financial professionals of AXA Advisors. From that date forward, former MSC financial professionals will be compensated by AXA Advisors, and the Distributors will replace MSC as the principal underwriters of its affiliated products.



56  More information

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's annual report on Form 10-K for the year ended December 31, 2004, is considered to be a part of this Prospectus because it is incorporated by reference.


After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Report on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the website is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).



                             Incorporation of certain documents by reference  57

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004



------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ------------------------------------------------------------
                                                                2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.47          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 52.05     $ 48.11     $ 40.59     $ 46.74          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           3           3          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.71          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 63.39     $ 56.83     $ 41.54     $ 58.69     $ 78.83
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.49     $ 11.11     $ 10.76          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           2          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.33     $ 10.16     $  7.97          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 34.38     $ 31.80     $ 26.08     $ 27.00     $ 26.95
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2           2          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.35     $ 10.52     $  7.87          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           1          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.72     $  9.83     $  7.71          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           2          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            ------------------------------------------------------------
                                                                2004       2003       2002        2001         2000
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.44   $   8.90   $   6.84           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          2          3           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.84   $  10.40   $   7.98           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.70   $   8.72   $   6.25           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1          3           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.92   $  10.40   $   7.43           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          1           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.36   $   8.96   $   5.71           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         14         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 304.68   $ 268.33   $ 180.32     $ 271.84     $ 306.09
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13          7          7           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  31.15   $  27.85   $  21.46     $  27.40           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          5          6          5            4           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  20.98   $  20.69   $  20.36     $  18.84           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          7          4         10            8           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  14.45   $  12.29   $   9.14     $  10.22           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          4          5          4            3           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   6.60   $   6.12   $   4.99     $   7.29     $   9.63
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1          4            3           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.51   $  16.96   $  16.46           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          6          6          6           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  16.41   $  14.47   $  10.32     $  14.86     $  17.22
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          4          4         11            4           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.04         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1         --         --           --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --           --           --
------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                           -------------------------------------------------------------
                                                                2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.30     $ 13.56     $ 10.58     $ 12.31     $ 12.01
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9           6          15          10          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.96          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.50     $  8.25     $  6.48     $  8.85          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.75     $ 12.14     $  9.84     $ 13.43     $ 17.87
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.22     $  9.92     $  7.52     $  8.90     $ 11.30
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         176          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.87     $ 10.76     $  8.22     $ 10.97     $ 11.25
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           6          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.65     $ 10.71     $  7.89     $ 10.39     $ 10.66
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          16          17          13           1          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.13     $ 25.65     $ 20.16     $ 26.11     $ 29.88
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          62          62           1          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.77     $  8.23     $  5.99     $  7.92          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.56     $ 10.01     $  7.01     $  8.64     $ 10.03
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         465         576         582           6          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.38     $ 13.12     $  9.89     $ 11.66     $ 11.27
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         332         407         416          13          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.70     $ 14.19     $ 13.80     $ 12.65     $ 11.78
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           1           1          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.10     $ 12.78     $ 10.13     $ 12.57     $ 13.56
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                            ------------------------------------------------------------
                                                                2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.25    $  5.60    $  4.47    $  6.45    $  8.42
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3         11         13         10         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 17.65    $ 15.15    $ 11.08    $ 12.93    $ 11.04
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         12         16          7         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.36    $ 13.06    $ 10.01    $ 11.37         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3          3          2         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 21.32    $ 19.38    $ 14.84    $ 17.90         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        189        187        185          1         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 18.04    $ 14.90    $ 11.70    $ 14.10    $ 18.06
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3         --          8         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.09    $ 12.58    $  9.77    $ 14.96    $ 22.79
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.45    $  8.53    $  7.02    $  8.94    $ 10.69
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         19         21         13          2         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 34.45    $ 34.36    $ 34.34    $ 34.09    $ 33.08
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          2          1         19         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --        124         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  4.67         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.24    $ 13.02    $  8.97    $ 11.40    $ 11.22
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          1          1          1         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 26.24         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 19.57         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.44         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2004 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                                  ------------------------------------------------------------------
                                                                      2004        2003         2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 11.34     $ 9.21       $ 5.94     $ 6.34     $ 6.72
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                12         11           11          2         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                --         --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------


A-5 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) Advisor(SM) QP contract in conjunction with a fee-based program should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Advisor(SM) QP contract or another annuity. Therefore, you should purchase an Accumulator(R) Advisor(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.


We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs or amounts attributable to an excess contribution must be withdrawn, withdrawals from the QP contract may be required. A market value adjustment may apply.


Further, AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/ employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2; and,


o provisions in the Treasury Regulations on required minimum distributions will require, beginning in 2006, that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2005 to a fixed maturity option with a maturity date of February 15, 2014 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2009.


-----------------------------------------------------------------------------------------------------------------
                                                      Hypothetical assumed rate to maturity on February 15, 2009
                                                     ------------------------------------------------------------
                                                                     5.00%                    9.00%
-----------------------------------------------------------------------------------------------------------------
 As of February 15, 2009 (before withdrawal)
-----------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                       $144,048                 $ 119,487
-----------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                        $131,080                 $ 131,080
-----------------------------------------------------------------------------------------------------------------
(3) Market value adjustment:
    (1) - (2)                                                    $ 12,968                 $ (11,593)
-----------------------------------------------------------------------------------------------------------------
 On February 15, 2009 (after withdrawal)
-----------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with
    withdrawal:
    (3) x [$50,000/(1)]                                          $  4,501                 $  (4,851)
-----------------------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount:
    [$50,000 - (4)]                                              $ 45,499                 $  54,851
-----------------------------------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                             $ 85,581                 $  76,229
-----------------------------------------------------------------------------------------------------------------
(7) Maturity value                                               $120,032                 $ 106,915
-----------------------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                $ 94,048                 $  69,487
-----------------------------------------------------------------------------------------------------------------

You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.


C-1 Appendix III: Market value adjustment example

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


How to obtain an Accumulator(R) Advisor(SM) Statement of Additional Information for Separate Account No. 45 and Separate Account No. 49

Send this request form to:
     Accumulator(R) Advisor(SM)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Accumulator(R) Advisor(SM) SAI dated May 1, 2005.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip







(SAI 9AMLF (5/05))



                                                                  x01011/Advisor

Accumulator(R) Advisor(SM)


A combination variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2005

AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Advisor(SM) Prospectus, dated May 1, 2005. That Prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a sub-account of AXA Equitable's Separate Account No. 45 and Separate Account No.
49. Definitions of special terms used in the SAI are found in the Prospectus.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of the Prospectus is available free of charge by writing the Processing Office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2


Distribution of the Contracts                                                2

Financial Statements                                                         2


             Copyright 2005. AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark and Advisor(SM)
           is a service mark of AXA Equitable Life Insurance Company.

SAI 9A
                                                      Accumulator(R) '02/Advisor
                                                                          x01009

UNIT VALUES


Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R) Advisor(SM).


The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                 ( a )
                                 ( - ) - c
                                 ( b )

where:

(a) is the value of the variable investment option's shares of the cor-responding Portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as defined in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the cor-responding Portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 0.50%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.

The financial statements of each Separate Account as of December 31, 2004 and for the periods ended December 31, 2004 and 2003 and the consolidated financial statements of AXA Equitable as of December 31, 2004 and 2003 and for each of the three years ended December 31, 2004 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2004, 2003 and 2002. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $567,991,463 in 2004, $562,696,578 in 2003 and
$536,113,253 in 2002. Of these amounts, AXA Advisors retained $289,050,171, $287,344,634, and $283,213,274, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $418,189,861 for 2004, $429,871,011 for 2003 and $228,077,343 for 2002, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $57,065,006, $84,547,116 and $59,543,803, respectively.



FINANCIAL STATEMENTS


The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.................. FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004............... FSA-3
   Statements of Operations for the Year Ended December 31, 2004......... FSA-18
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2004 and 2003.......................................... FSA-25
   Notes to Financial Statements......................................... FSA-37


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm..................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003...............  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2004,
      2003 and 2002......................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2004, 2003 and 2002...............  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2004, 2003 and 2002................................................  F-5
   Notes to Consolidated Financial Statements............................  F-7


                                     FSA-1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                         AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                           Allocation        Allocation            Allocation
                                                        ---------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $2,053,501        $4,533,687            $6,617,624
Receivable for The Trusts shares sold .................            --                --                   127
Receivable for policy-related transactions ............            --                --                    --
                                                           ----------        ----------            ----------
  Total assets ........................................     2,053,501         4,533,687             6,617,751
                                                           ----------        ----------            ----------
Liabilities:
Payable for The Trusts shares purchased ...............            --                --                    --
Payable for policy-related transactions ...............            --                --                   127
                                                           ----------        ----------            ----------
  Total liabilities ...................................            --                --                   127
                                                           ----------        ----------            ----------
Net Assets ............................................    $2,053,501        $4,533,687            $6,617,624
                                                           ==========        ==========            ==========
Net Assets:
Accumulation Units ....................................    $2,040,125        $4,510,961            $6,595,749
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................        13,376            22,726                21,875
                                                           ----------        ----------            ----------
Total net assets ......................................    $2,053,501        $4,533,687            $6,617,624
                                                           ==========        ==========            ==========
Investments in shares of The Trusts, at cost ..........    $1,909,056        $4,467,593            $6,371,650
The Trusts shares held
 Class A ..............................................            --                --                    --
 Class B ..............................................       165,142           419,604               589,592



                                                                                              AXA Premier
                                                         AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                          Allocation        Allocation          Equity       VIP Core Bond
                                                        -------------- ------------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....  $405,816,539      $10,735,402        $60,013,433    $51,948,045
Receivable for The Trusts shares sold .................        62,012               --             17,998         11,858
Receivable for policy-related transactions ............            --              914                 --             --
                                                         ------------      -----------        -----------    -----------
  Total assets ........................................   405,878,551       10,736,316         60,031,431     51,959,903
                                                         ------------      -----------        -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --              914                 --             --
Payable for policy-related transactions ...............        62,012               --             17,998         11,858
                                                         ------------      -----------        -----------    -----------
  Total liabilities ...................................        62,012              914             17,998         11,858
                                                         ------------      -----------        -----------    -----------
Net Assets ............................................  $405,816,539      $10,735,402        $60,013,433    $51,948,045
                                                         ============      ===========        ===========    ===========
Net Assets:
Accumulation Units ....................................  $402,841,636      $10,700,841        $59,954,125    $51,923,266
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................     2,974,903           34,561             59,308         24,779
                                                         ------------      -----------        -----------    -----------
Total net assets ......................................  $405,816,539      $10,735,402        $60,013,433    $51,948,045
                                                         ============      ===========        ===========    ===========
Investments in shares of The Trusts, at cost ..........  $351,063,009      $10,088,644        $76,346,604    $51,809,369
The Trusts shares held
 Class A ..............................................     2,528,287               --            723,152             --
 Class B ..............................................    23,763,754          876,249          1,676,726      4,986,027

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                           AXA Premier       AXA Premier
                                                         VIP Health Care   VIP High Yield
                                                        ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $16,618,780      $111,054,088
Receivable for The Trusts shares sold .................          2,061                --
Receivable for policy-related transactions ............             --           119,777
                                                           -----------      ------------
  Total assets ........................................     16,620,841       111,173,865
                                                           -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............             --           119,777
Payable for policy-related transactions ...............          2,061                --
                                                           -----------      ------------
Total liabilities .....................................          2,061           119,777
                                                           -----------      ------------
 Net Assets ...........................................    $16,618,780      $111,054,088
                                                           ===========      ============
Net Assets:
Accumulation Units ....................................    $16,508,054      $110,923,005
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................        110,726           131,083
                                                           -----------      ------------
Total net assets ......................................    $16,618,780      $111,054,088
                                                           ===========      ============
Investments in shares of The Trusts, at cost ..........    $15,147,621      $120,623,892
The Trusts shares held
 Class A ..............................................             --           748,593
 Class B ..............................................      1,553,282        18,692,865

                                                            AXA Premier       AXA Premier    AXA Premier    AXA Premier
                                                         VIP International   VIP Large Cap    VIP Large    VIP Large Cap
                                                               Equity         Core Equity     Cap Growth       Value
                                                        ------------------- --------------- ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....     $19,682,538       $10,293,331    $17,113,669   $19,948,113
Receivable for The Trusts shares sold .................             688             6,522             --         4,104
Receivable for policy-related transactions ............              --                --          1,028            --
                                                            -----------       -----------    -----------   -----------
  Total assets ........................................      19,683,226        10,299,853     17,114,697    19,952,217
                                                            -----------       -----------    -----------   -----------
Liabilities:
Payable for The Trusts shares purchased ...............              --                --          1,028            --
Payable for policy-related transactions ...............             688             6,522             --         4,104
                                                            -----------       -----------    -----------   -----------
Total liabilities .....................................             688             6,522          1,028         4,104
                                                            -----------       -----------    -----------   -----------
 Net Assets ...........................................     $19,682,538       $10,293,331    $17,113,669   $19,948,113
                                                            ===========       ===========    ===========   ===========
Net Assets:
Accumulation Units ....................................     $19,578,816       $10,141,859    $17,016,380   $19,851,631
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................         103,722           151,472         97,289        96,482
                                                            -----------       -----------    -----------   -----------
Total net assets ......................................     $19,682,538       $10,293,331    $17,113,669   $19,948,113
                                                            ===========       ===========    ===========   ===========
Investments in shares of The Trusts, at cost ..........     $15,978,335       $ 8,945,747    $14,291,832   $17,379,337
The Trusts shares held
 Class A ..............................................         723,152                --             --            --
 Class B ..............................................       1,624,097           992,018      1,785,523     1,815,282

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                     AXA Premier     AXA Premier
                                                    VIP Small/Mid   VIP Small/Mid     AXA Premier
                                                      Cap Growth      Cap Value     VIP Technology
                                                   --------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $25,973,318     $34,238,831      $46,996,722
Receivable for The Trusts shares sold ............         1,490         609,529               --
Receivable for policy-related transactions .......            --              --           20,108
                                                     -----------     -----------      -----------
  Total assets ...................................    25,974,808      34,848,360       47,016,830
                                                     -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --           20,108
Payable for policy-related transactions ..........         1,490         609,529               --
                                                     -----------     -----------      -----------
  Total liabilities ..............................         1,490         609,529           20,108
                                                     -----------     -----------      -----------
Net Assets .......................................   $25,973,318     $34,238,831      $46,996,722
                                                     ===========     ===========      ===========
Net Assets:
Accumulation Units ...............................   $25,890,781     $34,187,761      $46,563,080
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        82,537          51,070          433,642
                                                     -----------     -----------      -----------
Total net assets .................................   $25,973,318     $34,238,831      $46,996,722
                                                     ===========     ===========      ===========
Investments in shares of The Trusts, at cost .....   $20,707,149     $28,381,063      $42,435,017
The Trusts shares held
 Class A .........................................            --              --               --
 Class B .........................................     2,718,877       3,006,160        5,111,071

                                                                                    EQ/Alliance
                                                                    EQ/Alliance     Intermediate
                                                     EQ/Alliance     Growth and      Government     EQ/Alliance
                                                    Common Stock       Income        Securities    International
                                                   -------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $663,391,157   $454,957,583    $171,299,880    $165,023,800
Receivable for The Trusts shares sold ............       238,131         92,999          73,027              --
Receivable for policy-related transactions .......            --             --              --          68,739
                                                    ------------   ------------    ------------    ------------
  Total assets ...................................   663,629,288    455,050,582     171,372,907     165,092,539
                                                    ------------   ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --             --              --          68,739
Payable for policy-related transactions ..........       238,131         92,999          73,027              --
                                                    ------------   ------------    ------------    ------------
  Total liabilities ..............................       238,131         92,999          73,027          68,739
                                                    ------------   ------------    ------------    ------------
Net Assets .......................................  $663,391,157   $454,957,583    $171,299,880    $165,023,800
                                                    ============   ============    ============    ============
Net Assets:
Accumulation Units ...............................  $662,787,245   $454,785,281    $171,208,586    $164,784,545
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       603,912        172,302          91,294         239,255
                                                    ------------   ------------    ------------    ------------
Total net assets .................................  $663,391,157   $454,957,583    $171,299,880    $165,023,800
                                                    ============   ============    ============    ============
Investments in shares of The Trusts, at cost .....  $786,224,646   $414,653,656    $172,420,545    $115,097,219
The Trusts shares held
 Class A .........................................     6,009,295      2,708,988         691,743       1,869,059
 Class B .........................................    32,111,038     22,114,668      16,538,289      13,075,181

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                     EQ/Alliance
                                                       Premier       EQ/Alliance
                                                        Growth      Quality Bond
                                                   --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $101,993,372    $24,087,939
Receivable for The Trusts shares sold ............         4,062             --
Receivable for policy-related transactions .......            --         18,629
                                                    ------------    -----------
  Total assets ...................................   101,997,434     24,106,568
                                                    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --         18,629
Payable for policy-related transactions ..........         4,062             --
                                                    ------------    -----------
  Total liabilities ..............................         4,062         18,629
                                                    ------------    -----------
Net Assets .......................................  $101,993,372    $24,087,939
                                                    ============    ===========
Net Assets:
Accumulation Units ...............................  $101,176,310    $24,056,301
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       817,062         31,638
                                                    ------------    -----------
Total net assets .................................  $101,993,372    $24,087,939
                                                    ============    ===========
Investments in shares of The Trusts, at cost .....  $138,772,089    $24,372,006
The Trusts shares held
 Class A .........................................            --             --
 Class B .........................................    15,174,806      2,373,965



                                                     EQ/Alliance    EQ/Bernstein    EQ/Calvert   EQ/Capital
                                                      Small Cap      Diversified     Socially     Guardian
                                                        Growth          Value      Responsible     Growth
                                                   --------------- -------------- ------------- ------------
Assets:
Investment in shares of The Trusts, at fair value   $118,676,703    $160,145,261     $974,498    $1,097,091
Receivable for The Trusts shares sold ............         3,941          19,818           --           134
Receivable for policy-related transactions .......            --              --           --            --
                                                    ------------    ------------     --------    ----------
  Total assets ...................................   118,680,644     160,165,079      974,498     1,097,225
                                                    ------------    ------------     --------    ----------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --           --            --
Payable for policy-related transactions ..........         3,941          19,818           --           134
                                                    ------------    ------------     --------    ----------
  Total liabilities ..............................         3,941          19,818           --           134
                                                    ------------    ------------     --------    ----------
Net Assets .......................................  $118,676,703    $160,145,261     $974,498    $1,097,091
                                                    ============    ============     ========    ==========
Net Assets:
Accumulation Units ...............................  $118,605,288    $159,957,594     $938,571    $1,059,244
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        71,415         187,667       35,927        37,847
                                                    ------------    ------------     --------    ----------
Total net assets .................................  $118,676,703    $160,145,261     $974,498    $1,097,091
                                                    ============    ============     ========    ==========
Investments in shares of The Trusts, at cost .....  $108,646,963    $133,712,083     $871,935    $  995,054
The Trusts shares held
 Class A .........................................       396,926              --           --            --
 Class B .........................................     7,899,772      11,280,551      125,045        88,071

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/Capital     EQ/Capital     EQ/Capital
                                                       Guardian       Guardian       Guardian
                                                    International     Research     U.S. Equity
                                                   --------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value    $14,426,450    $76,750,737    $44,270,951
Receivable for The Trusts shares sold ............            --          9,960          3,298
Receivable for policy-related transactions .......         2,090             --             --
                                                     -----------    -----------    -----------
  Total assets ...................................    14,428,540     76,760,697     44,274,249
                                                     -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........         2,090             --             --
Payable for policy-related transactions ..........            --          9,960          3,298
                                                     -----------    -----------    -----------
  Total liabilities ..............................         2,090          9,960          3,298
                                                     -----------    -----------    -----------
Net Assets .......................................   $14,426,450    $76,750,737    $44,270,951
                                                     ===========    ===========    ===========
Net Assets:
Accumulation Units ...............................   $14,270,980    $76,328,033    $44,149,848
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       155,470        422,704        121,103
                                                     -----------    -----------    -----------
Total net assets .................................   $14,426,450    $76,750,737    $44,270,951
                                                     ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....   $12,193,660    $57,782,381    $34,418,370
The Trusts shares held
 Class A .........................................            --             --             --
 Class B .........................................     1,334,894      6,469,231      3,848,120

                                                      EQ/Emerging    EQ/Enterprise   EQ/Enterprise   EQ/Enterprise
                                                    Markets Equity       Equity      Equity Income      Growth
                                                   ---------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $55,955,005       $359,665       $1,504,626       $47,736
Receivable for The Trusts shares sold ............             --             --               --            --
Receivable for policy-related transactions .......          2,524            688           45,617            --
                                                      -----------       --------       ----------       -------
  Total assets ...................................     55,957,529        360,353        1,550,243        47,736
                                                      -----------       --------       ----------       -------
Liabilities:
Payable for The Trusts shares purchased ..........          2,524            688           45,617            --
Payable for policy-related transactions ..........             --             --               --            --
                                                      -----------       --------       ----------       -------
  Total liabilities ..............................          2,524            688           45,617            --
                                                      -----------       --------       ----------       -------
Net Assets .......................................    $55,955,005       $359,665       $1,504,626       $47,736
                                                      ===========       ========       ==========       =======
Net Assets:
Accumulation Units ...............................    $55,641,627       $359,390       $1,503,227       $47,664
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        313,378            275            1,399            72
                                                      -----------       --------       ----------       -------
Total net assets .................................    $55,955,005       $359,665       $1,504,626       $47,736
                                                      ===========       ========       ==========       =======
Investments in shares of The Trusts, at cost .....    $38,469,165       $353,630       $1,490,398       $46,767
The Trusts shares held
 Class A .........................................             --             --               --            --
 Class B .........................................      5,559,626         16,929          247,743         9,924

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                    EQ/Enterprise  EQ/Enterprise
                                                     Growth and    Small Company
                                                       Income          Growth
                                                   -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $106,215      $   937,151
Receivable for The Trusts shares sold ............          --               --
Receivable for policy-related transactions .......          --          816,345
                                                      --------      -----------
  Total assets ...................................     106,215        1,753,496
                                                      --------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........          --          816,345
Payable for policy-related transactions ..........          --               --
                                                      --------      -----------
  Total liabilities ..............................          --          816,345
                                                      --------      -----------
Net Assets .......................................    $106,215      $   937,151
                                                      ========      ===========
Net Assets:
Accumulation Units ...............................    $106,076      $   937,031
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................         139              120
                                                      --------      -----------
Total net assets .................................    $106,215      $   937,151
                                                      ========      ===========
Investments in shares of The Trusts, at cost .....    $104,036      $   934,067
The Trusts shares held
 Class A .........................................          --               --
 Class B .........................................      19,113          113,124

                                                    EQ/Enterprise
                                                    Small Company     EQ/Equity     EQ/Evergreen       EQ/FI
                                                        Value         500 Index         Omega         Mid Cap
                                                   --------------- --------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $2,294,597    $166,197,051    $12,935,271    $82,707,192
Receivable for The Trusts shares sold ............        43,167              --            362             --
Receivable for policy-related transactions .......            --          53,462             --        424,111
                                                      ----------    ------------    -----------    -----------
  Total assets ...................................     2,337,764     166,250,513     12,935,633     83,131,303
                                                      ----------    ------------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --          53,462             --        462,082
Payable for policy-related transactions ..........        43,167              --            362             --
                                                      ----------    ------------    -----------    -----------
  Total liabilities ..............................        43,167          53,462            362        462,082
                                                      ----------    ------------    -----------    -----------
Net Assets .......................................    $2,294,597    $166,197,051    $12,935,271    $82,669,221
                                                      ==========    ============    ===========    ===========
Net Assets:
Accumulation Units ...............................    $2,292,040    $165,822,616    $12,815,383    $82,300,734
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................         2,557         374,435        119,888        368,487
                                                      ----------    ------------    -----------    -----------
Total net assets .................................    $2,294,597    $166,197,051    $12,935,271    $82,669,221
                                                      ==========    ============    ===========    ===========
Investments in shares of The Trusts, at cost .....    $2,252,616    $172,666,752    $11,422,150    $64,745,584
The Trusts shares held
 Class A .........................................            --              --             --             --
 Class B .........................................        82,678       7,184,931      1,444,735      7,464,880

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                        EQ/FI
                                                      Small/Mid     EQ/J.P. Morgan       EQ/Janus
                                                      Cap Value        Core Bond     Large Cap Growth
                                                   --------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $159,013,935      $49,224,984       $22,133,123
Receivable for The Trusts shares sold ............        19,515               --               118
Receivable for policy-related transactions .......            --           50,051                --
                                                    ------------      -----------       -----------
  Total assets ...................................   159,033,450       49,275,035        22,133,241
                                                    ------------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --           50,051                --
Payable for policy-related transactions ..........        19,515               --               118
                                                    ------------      -----------       -----------
  Total liabilities ..............................        19,515           50,051               118
                                                    ------------      -----------       -----------
Net Assets .......................................  $159,013,935      $49,224,984       $22,133,123
                                                    ============      ===========       ===========
Net Assets:
Accumulation Units ...............................  $158,871,171      $49,206,292       $22,023,896
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       142,764           18,692           109,227
                                                    ------------      -----------       -----------
Total net assets .................................  $159,013,935      $49,224,984       $22,133,123
                                                    ============      ===========       ===========
Investments in shares of The Trusts, at cost .....  $132,798,954      $50,134,516       $19,944,773
The Trusts shares held
 Class A .........................................            --               --                --
 Class B .........................................    11,360,783        4,415,281         3,476,960

                                                     EQ/JP Morgan     EQ/Lazard                     EQ/Mercury
                                                        Value         Small Cap     EQ/Marsico     Basic Value
                                                    Opportunities       Value          Focus          Equity
                                                   --------------- -------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $41,910,589    $47,504,644    $60,200,628    $183,903,394
Receivable for The Trusts shares sold ............           803        354,118             --       1,076,549
Receivable for policy-related transactions .......        37,971             --        324,505              --
                                                     -----------    -----------    -----------    ------------
  Total assets ...................................    41,949,363     47,858,762     60,525,133     184,979,943
                                                     -----------    -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --             --        324,505              --
Payable for policy-related transactions ..........           803        354,118             --       1,076,549
                                                     -----------    -----------    -----------    ------------
  Total liabilities ..............................           803        354,118        324,505       1,076,549
                                                     -----------    -----------    -----------    ------------
Net Assets .......................................   $41,948,560    $47,504,644    $60,200,628    $183,903,394
                                                     ===========    ===========    ===========    ============
Net Assets:
Accumulation Units ...............................   $41,948,560    $47,416,690    $57,242,991    $183,444,909
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................            --         87,954      2,957,637         458,485
                                                     -----------    -----------    -----------    ------------
Total net assets .................................   $41,948,560    $47,504,644    $60,200,628    $183,903,394
                                                     ===========    ===========    ===========    ============
Investments in shares of The Trusts, at cost .....   $38,416,833    $40,802,133    $47,858,877    $159,562,960
The Trusts shares held
 Class A .........................................            --             --             --              --
 Class B .........................................     3,400,664      3,387,153      4,126,789      11,861,689

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth
                                                        Value          Companies
                                                   --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value    $60,926,797      $116,247,454
Receivable for The Trusts shares sold ............            --            55,156
Receivable for policy-related transactions .......        19,544                --
                                                     -----------      ------------
  Total assets ...................................    60,946,341       116,302,610
                                                     -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........        19,544                --
Payable for policy-related transactions ..........            --            55,156
                                                     -----------      ------------
  Total liabilities ..............................        19,544            55,156
                                                     -----------      ------------
Net Assets .......................................   $60,926,797      $116,247,454
                                                     ===========      ============
Net Assets:
Accumulation Units ...............................   $60,865,967      $116,063,480
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        60,830           183,974
                                                     -----------      ------------
Total net assets .................................   $60,926,797      $116,247,454
                                                     ===========      ============
Investments in shares of The Trusts, at cost .....   $49,186,282      $181,242,187
The Trusts shares held
 Class A .........................................            --                --
 Class B .........................................     4,677,368         8,870,064

                                                         EQ/MFS          EQ/Money       EQ/Small
                                                    Investors Trust       Market      Company Index
                                                   ----------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $15,970,530     $137,677,779    $39,378,164
Receivable for The Trusts shares sold ............            604           66,447          1,820
Receivable for policy-related transactions .......             --               --             --
                                                      -----------     ------------    -----------
  Total assets ...................................     15,971,134      137,744,226     39,379,984
                                                      -----------     ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --               --             --
Payable for policy-related transactions ..........            604           66,447          1,820
                                                      -----------     ------------    -----------
  Total liabilities ..............................            604           66,447          1,820
                                                      -----------     ------------    -----------
Net Assets .......................................    $15,970,530     $137,677,779    $39,378,164
                                                      ===========     ============    ===========
Net Assets:
Accumulation Units ...............................    $15,815,910     $137,561,059    $39,235,729
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        154,620          116,720        142,435
                                                      -----------     ------------    -----------
Total net assets .................................    $15,970,530     $137,677,779    $39,378,164
                                                      ===========     ============    ===========
Investments in shares of The Trusts, at cost .....    $15,368,615     $138,375,367    $32,268,758
The Trusts shares held
 Class A .........................................             --          998,364             --
 Class B .........................................      1,686,368       12,359,854      3,318,703

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class B 0.50%           $ 10.70                      --
AXA Aggressive Allocation ..................     Class B 1.15%           $ 10.64                      64
AXA Aggressive Allocation ..................     Class B 1.35%           $ 10.62                      51
AXA Aggressive Allocation ..................     Class B 1.55%           $ 10.60                      40
AXA Aggressive Allocation ..................     Class B 1.60%           $ 10.59                      24
AXA Aggressive Allocation ..................     Class B 1.70%           $ 11.72                      13

AXA Conservative Allocation ................     Class B 0.50%           $ 10.37                      --
AXA Conservative Allocation ................     Class B 1.15%           $ 10.31                      98
AXA Conservative Allocation ................     Class B 1.35%           $ 10.29                     131
AXA Conservative Allocation ................     Class B 1.55%           $ 10.27                     140
AXA Conservative Allocation ................     Class B 1.60%           $ 10.27                      63
AXA Conservative Allocation ................     Class B 1.70%           $ 10.74                       5

AXA Conservative-Plus Allocation ...........     Class B 0.50%           $ 10.47                      15
AXA Conservative-Plus Allocation ...........     Class B 1.15%           $ 10.41                      54
AXA Conservative-Plus Allocation ...........     Class B 1.35%           $ 10.39                     150
AXA Conservative-Plus Allocation ...........     Class B 1.55%           $ 10.38                     137
AXA Conservative-Plus Allocation ...........     Class B 1.60%           $ 10.37                     279
AXA Conservative-Plus Allocation ...........     Class B 1.70%           $ 11.02                      --

AXA Moderate Allocation ....................     Class A 1.15%           $ 48.21                     778
AXA Moderate Allocation ....................     Class B 0.50%           $ 52.05                       1
AXA Moderate Allocation ....................     Class B 1.15%           $ 45.97                   1,106
AXA Moderate Allocation ....................     Class B 1.35%           $ 44.24                   3,361
AXA Moderate Allocation ....................     Class B 1.55%           $ 42.57                   2,498
AXA Moderate Allocation ....................     Class B 1.60%           $ 42.17                   1,400
AXA Moderate Allocation ....................     Class B 1.70%           $ 41.36                       8

AXA Moderate-Plus Allocation ...............     Class B 0.50%           $ 10.71                      --
AXA Moderate-Plus Allocation ...............     Class B 1.15%           $ 10.65                     281
AXA Moderate-Plus Allocation ...............     Class B 1.35%           $ 10.63                     256
AXA Moderate-Plus Allocation ...............     Class B 1.55%           $ 10.61                     289
AXA Moderate-Plus Allocation ...............     Class B 1.60%           $ 10.61                     180
AXA Moderate-Plus Allocation ...............     Class B 1.70%           $ 11.71                      --

AXA Premier VIP Aggressive Equity ..........     Class A 1.15%           $ 57.16                     320
AXA Premier VIP Aggressive Equity ..........     Class B 0.50%           $ 63.39                      --
AXA Premier VIP Aggressive Equity ..........     Class B 1.15%           $ 55.99                     272
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%           $ 53.88                     334
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%           $ 51.85                      88
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%           $ 51.36                      74
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%           $ 50.38                       2

AXA Premier VIP Core Bond ..................     Class B 0.50%           $ 11.49                       1
AXA Premier VIP Core Bond ..................     Class B 1.15%           $ 11.26                     551
AXA Premier VIP Core Bond ..................     Class B 1.35%           $ 11.19                   1,247
AXA Premier VIP Core Bond ..................     Class B 1.55%           $ 11.13                   1,721
AXA Premier VIP Core Bond ..................     Class B 1.60%           $ 11.11                   1,124
AXA Premier VIP Core Bond ..................     Class B 1.70%           $ 11.07                      11

AXA Premier VIP Health Care ................     Class B 0.50%           $ 11.33                       1
AXA Premier VIP Health Care ................     Class B 1.15%           $ 11.11                     231
AXA Premier VIP Health Care ................     Class B 1.35%           $ 11.04                     484
AXA Premier VIP Health Care ................     Class B 1.55%           $ 10.98                     473
AXA Premier VIP Health Care ................     Class B 1.60%           $ 10.96                     301
AXA Premier VIP Health Care ................     Class B 1.70%           $ 10.93                      10

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP High Yield ....................     Class A 1.15%           $ 31.20                     132
AXA Premier VIP High Yield ....................     Class B 0.50%           $ 34.38                       2
AXA Premier VIP High Yield ....................     Class B 1.15%           $ 30.56                     548
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 29.46                   1,318
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 28.41                   1,146
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 28.15                     647
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 27.64                      14

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 12.35                      --
AXA Premier VIP International Equity ..........     Class B 1.15%           $ 12.11                     243
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 12.03                     456
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 11.96                     473
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 11.94                     460
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 11.90                       1

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $ 10.72                       1
AXA Premier VIP Large Cap Core Equity .........     Class B 1.15%           $ 10.52                     131
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $ 10.45                     201
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $ 10.39                     382
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $ 10.37                     255
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $ 10.34                       3

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  9.44                       2
AXA Premier VIP Large Cap Growth ..............     Class B 1.15%           $  9.26                     281
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  9.20                     449
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  9.15                     712
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  9.13                     384
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  9.10                      27

AXA Premier VIP Large Cap Value ...............     Class B 0.50%           $ 11.84                      --
AXA Premier VIP Large Cap Value ...............     Class B 1.15%           $ 11.61                     259
AXA Premier VIP Large Cap Value ...............     Class B 1.35%           $ 11.54                     503
AXA Premier VIP Large Cap Value ...............     Class B 1.55%           $ 11.47                     613
AXA Premier VIP Large Cap Value ...............     Class B 1.60%           $ 11.46                     304
AXA Premier VIP Large Cap Value ...............     Class B 1.70%           $ 11.42                      45

AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.50%           $  9.70                       1
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.15%           $  9.51                     333
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.35%           $  9.45                     806
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.55%           $  9.40                   1,099
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.60%           $  9.38                     503
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.70%           $  9.35                       6
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.50%           $ 11.92                      --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.15%           $ 11.69                     447
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.35%           $ 11.62                     904
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.55%           $ 11.54                     995
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.60%           $ 11.53                     575
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.70%           $ 11.49                      29

AXA Premier VIP Technology ....................     Class B 0.50%           $  9.36                      14
AXA Premier VIP Technology ....................     Class B 1.15%           $  9.18                     537
AXA Premier VIP Technology ....................     Class B 1.35%           $  9.12                   1,028
AXA Premier VIP Technology ....................     Class B 1.55%           $  9.07                   2,185
AXA Premier VIP Technology ....................     Class B 1.60%           $  9.05                   1,346
AXA Premier VIP Technology ....................     Class B 1.70%           $  9.02                      15

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Common Stock ...............................     Class A 1.15%          $ 257.37                     407
EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 304.68                      13
EQ/Alliance Common Stock ...............................     Class B 1.15%          $ 252.09                     552
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 237.75                   1,044
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 224.21                     469
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 220.94                     275
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 214.55                       3

EQ/Alliance Growth and Income ..........................     Class A 1.15%          $  29.50                   1,692
EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  31.15                       5
EQ/Alliance Growth and Income ..........................     Class B 1.15%          $  28.94                   2,261
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  28.28                   5,306
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  27.65                   4,595
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  27.49                   2,231
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  27.18                      32

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%          $  19.55                     354
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.98                       7
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%          $  19.17                     766
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.65                   2,322
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%          $  18.13                   3,603
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%          $  18.01                   2,200
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%          $  17.76                      67

EQ/Alliance International ..............................     Class A 1.15%          $  13.84                   1,509
EQ/Alliance International ..............................     Class B 0.50%          $  14.45                       4
EQ/Alliance International ..............................     Class B 1.15%          $  13.56                   1,359
EQ/Alliance International ..............................     Class B 1.35%          $  13.29                   3,816
EQ/Alliance International ..............................     Class B 1.55%          $  13.03                   3,983
EQ/Alliance International ..............................     Class B 1.60%          $  12.97                   1,745
EQ/Alliance International ..............................     Class B 1.70%          $  12.84                      13

EQ/Alliance Premier Growth .............................     Class B 0.50%          $   6.60                       1
EQ/Alliance Premier Growth .............................     Class B 1.15%          $   6.36                   1,269
EQ/Alliance Premier Growth .............................     Class B 1.35%          $   6.28                   6,276
EQ/Alliance Premier Growth .............................     Class B 1.55%          $   6.21                   5,347
EQ/Alliance Premier Growth .............................     Class B 1.60%          $   6.19                   3,283
EQ/Alliance Premier Growth .............................     Class B 1.70%          $   6.16                      17

EQ/Alliance Quality Bond ...............................     Class B 0.50%          $  17.51                       6
EQ/Alliance Quality Bond ...............................     Class B 1.15%          $  16.26                     275
EQ/Alliance Quality Bond ...............................     Class B 1.35%          $  15.89                     460
EQ/Alliance Quality Bond ...............................     Class B 1.55%          $  15.54                     489
EQ/Alliance Quality Bond ...............................     Class B 1.60%          $  15.45                     279
EQ/Alliance Quality Bond ...............................     Class B 1.70%          $  15.27                      17

EQ/Alliance Small Cap Growth ...........................     Class A 1.15%          $  15.89                     358
EQ/Alliance Small Cap Growth ...........................     Class B 0.50%          $  16.41                       4
EQ/Alliance Small Cap Growth ...........................     Class B 1.15%          $  15.60                   1,361
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%          $  15.36                   1,733
EQ/Alliance Small Cap Growth ...........................     Class B 1.55%          $  15.12                   3,054
EQ/Alliance Small Cap Growth ...........................     Class B 1.60%          $  15.07                   1,230
EQ/Alliance Small Cap Growth ...........................     Class B 1.70%          $  14.95                      20

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 15.30                       9
EQ/Bernstein Diversified Value ............     Class B 1.15%           $ 14.61                   2,543
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 14.41                   3,317
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 14.21                   3,414
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 14.16                   1,814
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 14.06                      49

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.50                      --
EQ/Calvert Socially Responsible ...........     Class B 1.15%           $  8.21                      19
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  8.12                      55
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  8.03                      30
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  8.01                      11
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.96                       1

EQ/Capital Guardian Growth ................     Class B 0.50%           $ 12.75                       1
EQ/Capital Guardian Growth ................     Class B 1.15%           $ 12.12                      15
EQ/Capital Guardian Growth ................     Class B 1.35%           $ 11.94                      19
EQ/Capital Guardian Growth ................     Class B 1.55%           $ 11.75                      25
EQ/Capital Guardian Growth ................     Class B 1.60%           $ 11.71                      29
EQ/Capital Guardian Growth ................     Class B 1.70%           $ 11.62                      --

EQ/Capital Guardian International .........     Class B 0.50%           $ 11.22                     176
EQ/Capital Guardian International .........     Class B 1.15%           $ 10.81                     209
EQ/Capital Guardian International .........     Class B 1.35%           $ 10.68                     425
EQ/Capital Guardian International .........     Class B 1.55%           $ 10.56                     328
EQ/Capital Guardian International .........     Class B 1.60%           $ 10.53                     193
EQ/Capital Guardian International .........     Class B 1.70%           $ 10.47                      --

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 11.87                      --
EQ/Capital Guardian Research ..............     Class B 1.15%           $ 11.44                   1,468
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 11.30                   2,835
EQ/Capital Guardian Research ..............     Class B 1.55%           $ 11.18                   1,594
EQ/Capital Guardian Research ..............     Class B 1.60%           $ 11.14                     867
EQ/Capital Guardian Research ..............     Class B 1.70%           $ 11.08                       1

EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%           $ 11.65                      16
EQ/Capital Guardian U.S. Equity ...........     Class B 1.15%           $ 11.22                     543
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%           $ 11.10                   1,192
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%           $ 10.97                   1,430
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%           $ 10.94                     805
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%           $ 10.87                      14

EQ/Emerging Markets Equity ................     Class B 0.50%           $ 11.34                      12
EQ/Emerging Markets Equity ................     Class B 1.15%           $ 10.80                     876
EQ/Emerging Markets Equity ................     Class B 1.35%           $ 10.64                   1,948
EQ/Emerging Markets Equity ................     Class B 1.55%           $ 10.48                   1,556
EQ/Emerging Markets Equity ................     Class B 1.60%           $ 10.45                     860
EQ/Emerging Markets Equity ................     Class B 1.70%           $ 10.37                      --

EQ/Enterprise Equity ......................     Class B 0.50%           $ 19.57                      --
EQ/Enterprise Equity ......................     Class B 1.15%           $ 17.57                      --
EQ/Enterprise Equity ......................     Class B 1.35%           $ 16.99                      10
EQ/Enterprise Equity ......................     Class B 1.55%           $ 16.44                       9
EQ/Enterprise Equity ......................     Class B 1.60%           $ 16.30                       2
EQ/Enterprise Equity ......................     Class B 1.70%           $ 16.03                      --

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/Enterprise Equity Income ................     Class B 0.50%          $  5.96                        2
EQ/Enterprise Equity Income ................     Class B 1.15%          $  5.73                       50
EQ/Enterprise Equity Income ................     Class B 1.35%          $  5.66                       87
EQ/Enterprise Equity Income ................     Class B 1.55%          $  5.59                       71
EQ/Enterprise Equity Income ................     Class B 1.60%          $  5.57                       56
EQ/Enterprise Equity Income ................     Class B 1.70%          $  5.54                       --

EQ/Enterprise Growth .......................     Class B 0.50%          $  4.67                        2
EQ/Enterprise Growth .......................     Class B 1.15%          $  4.49                       --
EQ/Enterprise Growth .......................     Class B 1.35%          $  4.43                        3
EQ/Enterprise Growth .......................     Class B 1.55%          $  4.38                        3
EQ/Enterprise Growth .......................     Class B 1.60%          $  4.36                        3
EQ/Enterprise Growth .......................     Class B 1.70%          $  4.34                       --

EQ/Enterprise Growth and Income ............     Class B 0.50%          $  5.44                        2
EQ/Enterprise Growth and Income ............     Class B 1.15%          $  5.23                       --
EQ/Enterprise Growth and Income ............     Class B 1.35%          $  5.16                       14
EQ/Enterprise Growth and Income ............     Class B 1.55%          $  5.10                       --
EQ/Enterprise Growth and Income ............     Class B 1.60%          $  5.08                        4
EQ/Enterprise Growth and Income ............     Class B 1.70%          $  5.05                       --

EQ/Enterprise Small Company Growth .........     Class B 0.50%          $  8.04                        1
EQ/Enterprise Small Company Growth .........     Class B 1.15%          $  7.72                       13
EQ/Enterprise Small Company Growth .........     Class B 1.35%          $  7.63                       68
EQ/Enterprise Small Company Growth .........     Class B 1.55%          $  7.53                       30
EQ/Enterprise Small Company Growth .........     Class B 1.60%          $  7.51                       11
EQ/Enterprise Small Company Growth .........     Class B 1.70%          $  7.46                       --

EQ/Enterprise Small Company Value ..........     Class B 0.50%          $ 26.24                       --
EQ/Enterprise Small Company Value ..........     Class B 1.15%          $ 23.56                       20
EQ/Enterprise Small Company Value ..........     Class B 1.35%          $ 22.79                       31
EQ/Enterprise Small Company Value ..........     Class B 1.55%          $ 22.05                       30
EQ/Enterprise Small Company Value ..........     Class B 1.60%          $ 21.86                       21
EQ/Enterprise Small Company Value ..........     Class B 1.70%          $ 21.50                       --

EQ/Equity 500 Index ........................     Class B 0.50%          $ 28.13                        1
EQ/Equity 500 Index ........................     Class B 1.15%          $ 26.20                      858
EQ/Equity 500 Index ........................     Class B 1.35%          $ 25.63                    3,163
EQ/Equity 500 Index ........................     Class B 1.55%          $ 25.07                    1,508
EQ/Equity 500 Index ........................     Class B 1.60%          $ 24.94                      968
EQ/Equity 500 Index ........................     Class B 1.70%          $ 24.66                       13

EQ/Evergreen Omega .........................     Class B 0.50%          $  8.77                        2
EQ/Evergreen Omega .........................     Class B 1.15%          $  8.43                      225
EQ/Evergreen Omega .........................     Class B 1.35%          $  8.33                      431
EQ/Evergreen Omega .........................     Class B 1.55%          $  8.23                      647
EQ/Evergreen Omega .........................     Class B 1.60%          $  8.20                      242
EQ/Evergreen Omega .........................     Class B 1.70%          $  8.15                        1

EQ/FI Mid Cap ..............................     Class B 0.50%          $ 11.56                      465
EQ/FI Mid Cap ..............................     Class B 1.15%          $ 11.24                      697
EQ/FI Mid Cap ..............................     Class B 1.35%          $ 11.14                    1,605
EQ/FI Mid Cap ..............................     Class B 1.55%          $ 11.04                    3,046
EQ/FI Mid Cap ..............................     Class B 1.60%          $ 11.02                    1,558
EQ/FI Mid Cap ..............................     Class B 1.70%          $ 10.97                       38

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/FI Small/Mid Cap Value ................     Class B 0.50%           $ 15.38                     332
EQ/FI Small/Mid Cap Value ................     Class B 1.15%           $ 14.63                   2,058
EQ/FI Small/Mid Cap Value ................     Class B 1.35%           $ 14.40                   2,500
EQ/FI Small/Mid Cap Value ................     Class B 1.55%           $ 14.18                   4,357
EQ/FI Small/Mid Cap Value ................     Class B 1.60%           $ 14.13                   1,805
EQ/FI Small/Mid Cap Value ................     Class B 1.70%           $ 14.02                      26

EQ/J.P. Morgan Core Bond .................     Class B 0.50%           $ 14.70                       5
EQ/J.P. Morgan Core Bond .................     Class B 1.15%           $ 14.04                     621
EQ/J.P. Morgan Core Bond .................     Class B 1.35%           $ 13.84                   1,021
EQ/J.P. Morgan Core Bond .................     Class B 1.55%           $ 13.65                   1,172
EQ/J.P. Morgan Core Bond .................     Class B 1.60%           $ 13.60                     748
EQ/J.P. Morgan Core Bond .................     Class B 1.70%           $ 13.50                       8

EQ/Janus Large Cap Growth ................     Class B 0.50%           $  6.25                       3
EQ/Janus Large Cap Growth ................     Class B 1.15%           $  6.08                     188
EQ/Janus Large Cap Growth ................     Class B 1.35%           $  6.02                     503
EQ/Janus Large Cap Growth ................     Class B 1.55%           $  5.97                   1,916
EQ/Janus Large Cap Growth ................     Class B 1.60%           $  5.96                   1,047
EQ/Janus Large Cap Growth ................     Class B 1.70%           $  5.93                      25

EQ/JP Morgan Value Opportunities .........     Class B 0.50%           $ 14.10                      --
EQ/JP Morgan Value Opportunities .........     Class B 1.15%           $ 13.40                     946
EQ/JP Morgan Value Opportunities .........     Class B 1.35%           $ 13.20                   1,375
EQ/JP Morgan Value Opportunities .........     Class B 1.55%           $ 12.99                     509
EQ/JP Morgan Value Opportunities .........     Class B 1.60%           $ 12.94                     338
EQ/JP Morgan Value Opportunities .........     Class B 1.70%           $ 12.84                      11

EQ/Lazard Small Cap Value ................     Class B 0.50%           $ 17.65                      12
EQ/Lazard Small Cap Value ................     Class B 1.15%           $ 16.86                     526
EQ/Lazard Small Cap Value ................     Class B 1.35%           $ 16.63                     986
EQ/Lazard Small Cap Value ................     Class B 1.55%           $ 16.39                     837
EQ/Lazard Small Cap Value ................     Class B 1.60%           $ 16.33                     499
EQ/Lazard Small Cap Value ................     Class B 1.70%           $ 16.22                       5

EQ/Marsico Focus .........................     Class B 0.50%           $ 14.36                       3
EQ/Marsico Focus .........................     Class B 1.15%           $ 14.05                     693
EQ/Marsico Focus .........................     Class B 1.35%           $ 13.95                   1,467
EQ/Marsico Focus .........................     Class B 1.55%           $ 13.86                   1,261
EQ/Marsico Focus .........................     Class B 1.60%           $ 13.84                     676
EQ/Marsico Focus .........................     Class B 1.70%           $ 13.79                      11

EQ/Mercury Basic Value Equity ............     Class B 0.50%           $ 21.32                     189
EQ/Mercury Basic Value Equity ............     Class B 1.15%           $ 20.27                   1,843
EQ/Mercury Basic Value Equity ............     Class B 1.35%           $ 19.96                   3,230
EQ/Mercury Basic Value Equity ............     Class B 1.55%           $ 19.65                   2,719
EQ/Mercury Basic Value Equity ............     Class B 1.60%           $ 19.58                   1,213
EQ/Mercury Basic Value Equity ............     Class B 1.70%           $ 19.43                      21

EQ/Mercury International Value ...........     Class B 0.50%           $ 18.04                       3
EQ/Mercury International Value ...........     Class B 1.15%           $ 17.16                     779
EQ/Mercury International Value ...........     Class B 1.35%           $ 16.89                   1,244
EQ/Mercury International Value ...........     Class B 1.55%           $ 16.63                   1,121
EQ/Mercury International Value ...........     Class B 1.60%           $ 16.57                     468
EQ/Mercury International Value ...........     Class B 1.70%           $ 16.44                       3

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 14.09                      --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%           $ 13.40                   1,570
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 13.19                   4,453
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 12.99                   1,652
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 12.94                   1,142
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 12.84                       2

EQ/MFS Investors Trust ...................     Class B 0.50%           $  9.45                      19
EQ/MFS Investors Trust ...................     Class B 1.15%           $  9.09                      98
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.98                     635
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.87                     599
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.84                     421
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.79                      --

EQ/Money Market ..........................     Class A 1.15%           $ 30.08                     344
EQ/Money Market ..........................     Class B 0.00%           $ 38.75                      25
EQ/Money Market ..........................     Class B 0.50%           $ 34.45                       2
EQ/Money Market ..........................     Class B 1.15%           $ 29.55                     566
EQ/Money Market ..........................     Class B 1.35%           $ 28.18                   1,221
EQ/Money Market ..........................     Class B 1.55%           $ 26.87                   1,317
EQ/Money Market ..........................     Class B 1.60%           $ 26.55                   1,478
EQ/Money Market ..........................     Class B 1.70%           $ 25.92                      15

EQ/Small Company Index ...................     Class B 0.50%           $ 15.24                      --
EQ/Small Company Index ...................     Class B 1.15%           $ 14.56                     499
EQ/Small Company Index ...................     Class B 1.35%           $ 14.35                   1,073
EQ/Small Company Index ...................     Class B 1.55%           $ 14.15                     783
EQ/Small Company Index ...................     Class B 1.60%           $ 14.10                     378
EQ/Small Company Index ...................     Class B 1.70%           $ 14.00                      11


                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                            AXA
                                                 AXA Aggressive   AXA Conservative   Conservative-Plus
                                                 Allocation (a)    Allocation (a)      Allocation (a)
                                                ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................     $ 24,717          $105,338            $136,552
 Expenses:
  Asset-based charges .........................       12,365            29,221              42,694
                                                    --------          --------            --------
Net Investment Income (Loss) ..................       12,352            76,117              93,858
                                                    --------          --------            --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........       (3,907)           34,971               9,466
  Realized gain distribution from The Trusts ..          567             1,143               2,116
                                                    --------          --------            --------
 Net realized gain (loss) .....................       (3,340)           36,114              11,582
                                                    --------          --------            --------
 Change in unrealized appreciation
  (depreciation) of investments ...............      144,445            66,094             245,974
                                                    --------          --------            --------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................      141,105           102,208             257,556
                                                    --------          --------            --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................     $153,457          $178,325            $351,414
                                                    ========          ========            ========

                                                                      AXA          AXA Premier
                                                 AXA Moderate    Moderate-Plus   VIP Aggressive    AXA Premier      AXA Premier
                                                  Allocation    Allocation (a)       Equity       VIP Core Bond   VIP Health Care
                                                -------------- ---------------- ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................  $10,163,319       $189,963                 --     $1,674,262       $  589,388
 Expenses:
  Asset-based charges .........................    5,200,360         61,379            747,545        786,115          225,819
                                                 -----------       --------            -------     ----------       ----------
Net Investment Income (Loss) ..................    4,962,959        128,584           (747,545)       888,147          363,569
                                                 -----------       --------           --------     ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........    5,891,990          9,471         (4,794,363)       391,294          901,851
  Realized gain distribution from The Trusts ..           --          2,370                 --        276,901          426,205
                                                 -----------       --------         ----------     ----------       ----------
 Net realized gain (loss) .....................    5,891,990         11,841         (4,794,363)       668,195        1,328,056
                                                 -----------       --------         ----------     ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ...............   17,602,183        646,757         11,440,577       (368,338)        (191,798)
                                                 -----------       --------         ----------     ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................   23,494,173        658,598          6,646,214        299,857        1,136,258
                                                 -----------       --------         ----------     ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................  $28,457,132       $787,182      $   5,898,669     $1,188,004       $1,499,827
                                                 ===========       ========      =============     ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                        AXA Premier       AXA Premier
                                                      AXA Premier    VIP International   VIP Large Cap
                                                    VIP High Yield         Equity         Core Equity
                                                   ---------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,772,571        $  352,035         $221,953
 Expenses:
  Asset-based charges ............................      1,512,745           233,686          118,700
                                                    -------------        ----------         --------
Net Investment Income (Loss) .....................      5,259,826           118,349          103,253
                                                    -------------        ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,121,972)          742,536          145,234
  Realized gain distribution from The Trusts .....             --           184,514          222,205
                                                    -------------        ----------         --------
 Net realized gain (loss) ........................     (2,121,972)          927,050          367,439
                                                    -------------        ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,353,863         1,609,077          312,104
                                                    -------------        ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,231,891         2,536,127          679,543
                                                    -------------        ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   7,491,717        $2,654,476         $782,796
                                                    =============        ==========         ========

                                                    AXA Premier   AXA Premier    AXA Premier     AXA Premier
                                                     VIP Large     VIP Large    VIP Small/Mid   VIP Small/Mid
                                                     Cap Growth    Cap Value      Cap Growth      Cap Value
                                                   ------------- ------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           --   $1,100,451      $  387,291     $1,176,024
 Expenses:
  Asset-based charges ............................      240,156      256,021         357,180        428,281
                                                        -------   ----------      ----------     ----------
Net Investment Income (Loss) .....................     (240,156)     844,430          30,111        747,743
                                                       --------   ----------      ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       96,331      233,189         217,800        693,619
  Realized gain distribution from The Trusts .....           --      172,242          51,827        636,898
                                                       --------   ----------      ----------     ----------
 Net realized gain (loss) ........................       96,331      405,431         269,627      1,330,517
                                                       --------   ----------      ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      945,567      956,779       2,075,707      1,896,278
                                                       --------   ----------      ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,041,898    1,362,210       2,345,334      3,226,795
                                                      ---------   ----------      ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   801,742   $2,206,640      $2,375,445     $3,974,538
                                                    ===========   ==========      ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                      EQ/Alliance
                                                      AXA Premier      EQ/Alliance     Growth and
                                                    VIP Technology    Common Stock       Income
                                                   ---------------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  347,592     $    6,327,719   $ 6,336,746
 Expenses:
  Asset-based charges ............................       476,433          8,631,269     6,232,486
                                                      ----------     --------------   -----------
Net Investment Income (Loss) .....................      (128,841)        (2,303,550)      104,260
                                                      ----------     --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       357,253        (33,039,209)       38,270
  Realized gain distribution from The Trusts .....            --                 --            --
                                                      ----------     --------------   -----------
 Net realized gain (loss) ........................       357,253        (33,039,209)       38,270
                                                      ----------     --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,574,816        112,517,988    45,724,762
                                                      ----------     --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,932,069         79,478,779    45,763,032
                                                      ----------     --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,803,228     $   77,175,229   $45,867,292
                                                      ==========     ==============   ===========

                                                     EQ/Alliance
                                                     Intermediate                                                    EQ/Alliance
                                                      Government     EQ/Alliance      EQ/Alliance     EQ/Alliance     Small Cap
                                                      Securities    International   Premier Growth   Quality Bond       Growth
                                                   --------------- --------------- ---------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,227,948    $ 2,877,635                --   $   898,702              --
 Expenses:
  Asset-based charges ............................      2,767,178      2,146,715         1,491,832       336,206       1,618,108
                                                    -------------    -----------         ---------   -----------       ---------
Net Investment Income (Loss) .....................      2,460,770        730,920        (1,491,832)      562,496      (1,618,108)
                                                    -------------    -----------        ----------   -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        475,683      4,629,349       (13,046,635)      142,141        (913,326)
  Realized gain distribution from The Trusts .....          9,288             --                --        62,042              --
                                                    -------------    -----------       -----------   -----------      ----------
 Net realized gain (loss) ........................        484,971      4,629,349       (13,046,635)      204,183        (913,326)
                                                    -------------    -----------       -----------   -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,061,571)    18,456,992        21,068,207      (257,649)     15,629,879
                                                    -------------    -----------       -----------   -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,576,600)    23,086,341         8,021,572       (53,466)     14,716,553
                                                    -------------    -----------       -----------   -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     884,172    $23,817,261    $    6,529,740   $   509,030    $ 13,098,445
                                                    =============    ===========    ==============   ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Bernstein    EQ/Calvert   EQ/Capital
                                                     Diversified      Socially     Guardian
                                                        Value       Responsible     Growth
                                                   --------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,997,755            --    $    5,617
 Expenses:
  Asset-based charges ............................     2,126,636        13,129        16,620
                                                     -----------       -------    ----------
Net Investment Income (Loss) .....................      (128,881)      (13,129)      (11,003)
                                                     -----------       -------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,696,190        74,061       113,276
  Realized gain distribution from The Trusts .....     1,027,661            --            --
                                                     -----------       -------    ----------
 Net realized gain (loss) ........................     2,723,851        74,061       113,276
                                                     -----------       -------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    14,551,124       (40,460)      (63,562)
                                                     -----------       -------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,274,975        33,601        49,714
                                                     -----------       -------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,146,094    $   20,472    $   38,711
                                                     ===========    ==========    ==========

                                                      EQ/Capital     EQ/Capital     EQ/Capital
                                                       Guardian       Guardian       Guardian     EQ/Emerging
                                                    International     Research     U.S. Equity   Markets Equity
                                                   --------------- -------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  184,519     $  458,381    $  201,431     $  316,816
 Expenses:
  Asset-based charges ............................       143,958      1,031,420       600,283        661,773
                                                      ----------     ----------    ----------     ----------
Net Investment Income (Loss) .....................        40,561       (573,039)     (398,852)      (344,957)
                                                      ----------     ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       489,564      1,745,835     1,340,615      1,458,292
  Realized gain distribution from The Trusts .....            --             --            --             --
                                                      ----------     ----------    ----------     ----------
 Net realized gain (loss) ........................       489,564      1,745,835     1,340,615      1,458,292
                                                      ----------     ----------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,016,254      5,482,627     2,131,363      8,379,780
                                                      ----------     ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,505,818      7,228,462     3,471,978      9,838,072
                                                      ----------     ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,546,379     $6,655,423    $3,073,126     $9,493,115
                                                      ==========     ==========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Enterprise     EQ/Enterprise     EQ/Enterprise
                                                      Equity (b)    Equity Income (b)     Growth (b)
                                                   --------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         --            $10,477            $  49
 Expenses:
  Asset-based charges ............................        286              1,437               73
                                                          ---            -------            -----
Net Investment Income (Loss) .....................       (286)             9,040              (24)
                                                         ----            -------            -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          1                521               --
  Realized gain distribution from The Trusts .....         --                 --               --
                                                         ----            -------            -----
 Net realized gain (loss) ........................          1                521               --
                                                         ----            -------            -----
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,035             14,228              969
                                                        -----            -------            -----
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      6,036             14,749              969
                                                        -----            -------            -----
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $5,750            $23,789            $ 945
                                                       ======            =======            =====



                                                    EQ/Enterprise  EQ/Enterprise   EQ/Enterprise
                                                     Growth and    Small Company   Small Company     EQ/Equity     EQ/Evergreen
                                                     Income (b)      Growth (b)      Value (b)       500 Index        Omega
                                                   -------------- --------------- --------------- --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  911             --          $ 2,031      $  2,268,100    $    35,808
 Expenses:
  Asset-based charges ............................        139            154            2,573         2,281,533        167,392
                                                       ------            ---          -------      ------------    -----------
Net Investment Income (Loss) .....................        772           (154)            (542)          (13,433)      (131,584)
                                                       ------           ----          -------      ------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        644              8            2,492        (3,464,416)        17,520
  Realized gain distribution from The Trusts .....         --             --           40,732                --             --
                                                       ------           ----          -------      ------------    -----------
 Net realized gain (loss) ........................        644              8           43,224        (3,464,416)        17,520
                                                       ------           ----          -------      ------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,178          3,085           41,981        16,926,774        741,029
                                                       ------          -----          -------      ------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,822          3,093           85,205        13,462,358        758,549
                                                       ------          -----          -------      ------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,594         $2,939          $84,663      $ 13,448,925    $   626,965
                                                       ======         ======          =======      ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                     EQ/FI
                                                       EQ/FI       Small/Mid    EQ/J.P. Morgan
                                                      Mid Cap      Cap Value       Core Bond
                                                   ------------- ------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $1,721,851    $ 3,842,826     $1,928,409
 Expenses:
  Asset-based charges ............................   1,062,375      2,116,507        683,508
                                                    ----------    -----------     ----------
Net Investment Income (Loss) .....................     659,476      1,726,319      1,244,901
                                                    ----------    -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   2,463,986      3,585,901       (207,879)
  Realized gain distribution from The Trusts .....   3,017,466     10,340,405        119,582
                                                    ----------    -----------     ----------
 Net realized gain (loss) ........................   5,481,452     13,926,306        (88,297)
                                                    ----------    -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   3,818,707      6,831,397         44,682
                                                    ----------    -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   9,300,159     20,757,703        (43,615)
                                                    ----------    -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $9,959,635    $22,484,022     $1,201,286
                                                    ==========    ===========     ==========



                                                       EQ/Janus      EQ/JP Morgan    EQ/Lazard
                                                      Large Cap         Value        Small Cap     EQ/Marsico
                                                        Growth      Opportunities      Value         Focus
                                                   --------------- --------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      51,738    $  522,757     $2,427,614            --
 Expenses:
  Asset-based charges ............................        329,165       594,949        577,222       773,007
                                                    -------------    ----------     ----------       -------
Net Investment Income (Loss) .....................       (277,427)      (72,192)     1,850,392      (773,007)
                                                    -------------    ----------     ----------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,095,015)     (513,252)     1,285,051     2,654,309
  Realized gain distribution from The Trusts .....             --            --      2,195,287            --
                                                    -------------    ----------     ----------     ---------
 Net realized gain (loss) ........................     (1,095,015)     (513,252)     3,480,338     2,654,309
                                                    -------------    ----------     ----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,517,516     4,267,719        512,664     2,946,906
                                                    -------------    ----------     ----------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,422,501     3,754,467      3,993,002     5,601,215
                                                    -------------    ----------     ----------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   2,145,074    $3,682,275     $5,843,394    $4,828,208
                                                    =============    ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Mercury     EQ/Mercury
                                                    Basic Value   International
                                                       Equity         Value
                                                   ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 3,659,975     $  834,269
 Expenses:
  Asset-based charges ............................    2,447,474        728,321
                                                    -----------     ----------
Net Investment Income (Loss) .....................    1,212,501        105,948
                                                    -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    1,839,691        519,151
  Realized gain distribution from The Trusts .....    5,199,366             --
                                                    -----------     ----------
 Net realized gain (loss) ........................    7,039,057        519,151
                                                    -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    7,239,833      9,259,830
                                                    -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   14,278,890      9,778,981
                                                    -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $15,491,391     $9,884,929
                                                    ===========     ==========



                                                         EQ/MFS          EQ/MFS                      EQ/Small
                                                    Emerging Growth    Investors       EQ/Money       Company
                                                       Companies         Trust          Market         Index
                                                   ----------------- ------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................              --    $   87,356    $  1,231,457    $  835,012
 Expenses:
  Asset-based charges ............................       1,585,087       226,364       2,238,211       509,616
                                                         ---------    ----------    ------------    ----------
Net Investment Income (Loss) .....................      (1,585,087)     (139,008)     (1,006,754)      325,396
                                                        ----------    ----------    ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (11,988,675)     (608,085)       (574,264)    1,161,131
  Realized gain distribution from The Trusts .....              --            --              --       597,408
                                                       -----------    ----------    ------------    ----------
 Net realized gain (loss) ........................     (11,988,675)     (608,085)       (574,264)    1,758,539
                                                       -----------    ----------    ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      25,504,516     2,184,909         555,369     3,276,757
                                                       -----------    ----------    ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      13,515,841     1,576,824         (18,895)    5,035,296
                                                       -----------    ----------    ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 11,930,754    $1,437,816    $ (1,025,649)   $5,360,692
                                                      ============    ==========    ============    ==========

-------
(a) Commenced operations on February 13, 2004. (b)
 Commenced operations on October 25, 2004. The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                              AXA Aggressive   AXA Conservative
                                                                              Allocation (b)    Allocation (b)
                                                                             ---------------- ------------------
                                                                                   2004              2004
                                                                             ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................    $   12,352        $   76,117
 Net realized gain (loss) on investments ...................................        (3,340)           36,114
 Change in unrealized appreciation (depreciation) of investments ...........       144,445            66,094
                                                                                ----------        ----------
 Net increase (decrease) in net assets from operations .....................       153,457           178,325
                                                                                ----------        ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       163,523            64,052
  Transfers between funds including guaranteed interest
   account, net ............................................................     1,764,083         5,202,142
  Transfers for contract benefits and terminations .........................       (35,757)         (925,995)
  Contract maintenance charges .............................................        (4,170)           (6,930)
                                                                                ----------        ----------
Net increase (decrease) in net assets from contractowners transactions .....     1,887,679         4,333,269
                                                                                ----------        ----------
Net increase (decrease) in amount retained by AXA Equitable in Separate
 Account No. 45 ............................................................        12,365            22,093
                                                                                ----------        ----------
Increase (Decrease) in Net Assets ..........................................     2,053,501         4,533,687
Net Assets -- Beginning of Period ..........................................            --                --
                                                                                ----------        ----------
Net Assets -- End of Period ................................................    $2,053,501        $4,533,687
                                                                                ==========        ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................................            --                --
 Redeemed ..................................................................            --                --
                                                                                ----------        ----------
 Net Increase (Decrease) ...................................................            --                --
                                                                                ==========        ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           221               687
 Redeemed ..................................................................           (29)             (250)
                                                                                ----------        ----------
 Net Increase (Decrease) ...................................................           192               437
                                                                                ==========        ==========

                                                                                     AXA
                                                                              Conservative-Plus            AXA Moderate
                                                                                Allocation (b)              Allocation
                                                                             ------------------- ---------------------------------
                                                                                     2004              2004             2003
                                                                             ------------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................     $   93,858       $   4,962,959    $   3,564,723
 Net realized gain (loss) on investments ...................................         11,582           5,891,990       (3,539,054)
 Change in unrealized appreciation (depreciation) of investments ...........        245,974          17,602,183       62,875,295
                                                                                 ----------       -------------    -------------
 Net increase (decrease) in net assets from operations .....................        351,414          28,457,132       62,900,964
                                                                                 ----------       -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................        588,807           4,535,920        4,206,405
  Transfers between funds including guaranteed interest
   account, net ............................................................      5,812,113            (289,120)       3,715,983
  Transfers for contract benefits and terminations .........................       (151,390)        (39,475,549)     (32,545,227)
  Contract maintenance charges .............................................         (4,066)         (1,136,716)      (1,244,569)
                                                                                 ----------       -------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      6,245,464         (36,365,465)     (25,867,408)
                                                                                 ----------       -------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in Separate
 Account No. 45 ............................................................         20,746               5,772            6,260
                                                                                 ----------       -------------    -------------
Increase (Decrease) in Net Assets ..........................................      6,617,624          (7,902,561)      37,039,815
Net Assets -- Beginning of Period ..........................................             --         413,719,100      376,679,285
                                                                                 ----------       -------------    -------------
Net Assets -- End of Period ................................................     $6,617,624       $ 405,816,539    $ 413,719,000
                                                                                 ==========       =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................................             --                 111               79
 Redeemed ..................................................................             --                (242)            (183)
                                                                                 ----------       -------------    -------------
 Net Increase (Decrease) ...................................................             --                (131)            (104)
                                                                                 ==========       =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            731                 873              952
 Redeemed ..................................................................            (96)             (1,603)          (1,556)
                                                                                 ----------       -------------    -------------
 Net Increase (Decrease) ...................................................            635                (730)            (605)
                                                                                 ==========       =============    =============

                                                                                    AXA
                                                                               Moderate-Plus         AXA Premier VIP
                                                                              Allocation (b)        Aggressive Equity
                                                                             ---------------- ------------------------------
                                                                                   2004             2004           2003
                                                                             ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   128,584     $   (747,545)   $   (673,015)
 Net realized gain (loss) on investments ...................................        11,841       (4,794,363)     (6,856,968)
 Change in unrealized appreciation (depreciation) of investments ...........       646,757       11,440,577      24,214,471
                                                                               -----------     ------------    ------------
 Net increase (decrease) in net assets from operations .....................       787,182        5,898,669      16,684,488
                                                                               -----------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       791,537          907,466         729,300
  Transfers between funds including guaranteed interest
   account, net ............................................................     9,243,496       (2,529,793)     (1,147,348)
  Transfers for contract benefits and terminations .........................      (107,036)      (5,662,642)     (3,943,042)
  Contract maintenance charges .............................................       (11,678)        (269,211)       (299,602)
                                                                               -----------     ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     9,916,319       (7,554,180)     (4,660,692)
                                                                               -----------     ------------    ------------
Net increase (decrease) in amount retained by AXA Equitable in Separate
 Account No. 45 ............................................................        31,901            1,290           1,080
                                                                               -----------     ------------    ------------
Increase (Decrease) in Net Assets ..........................................    10,735,402       (1,654,221)     12,024,876
Net Assets -- Beginning of Period ..........................................            --       61,667,654      49,642,778
                                                                               -----------     ------------    ------------
Net Assets -- End of Period ................................................   $10,735,402     $ 60,013,433    $ 61,667,654
                                                                               ===========     ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................................            --               11              10
 Redeemed ..................................................................            --              (78)            (76)
                                                                               -----------     ------------    ------------
 Net Increase (Decrease) ...................................................            --              (67)            (66)
                                                                               ===========     ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,117               77              93
 Redeemed ..................................................................          (111)            (159)           (142)
                                                                               -----------     ------------    ------------
 Net Increase (Decrease) ...................................................         1,006              (82)            (49)
                                                                               ===========     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                              AXA Premier VIP                 AXA Premier VIP
                                                                                 Core Bond                      Health Care
                                                                      ------------------------------  ------------------------------
                                                                            2004            2003            2004            2003
                                                                      --------------- --------------  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................................  $    888,147    $    947,314     $   363,569     $   (23,707)
 Net realized gain (loss) on investments ............................       668,195         531,802       1,328,056        (190,522)
 Change in unrealized appreciation (depreciation) of investments ....      (368,338)       (384,059)       (191,798)      2,545,216
                                                                       ------------    ------------     -----------     -----------
 Net increase (decrease) in net assets from operations ..............     1,188,004       1,095,057       1,499,827       2,330,987
                                                                       ------------    ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............................       603,055       1,160,323         274,134         274,811
  Transfers between funds including guaranteed interest
   account, net .....................................................     3,354,566       9,146,872       2,723,133       3,896,339
  Transfers for contract benefits and terminations ..................    (5,946,276)     (4,850,874)       (965,480)       (591,412)
  Contract maintenance charges ......................................      (119,521)       (124,791)        (42,682)        (30,949)
                                                                       ------------    ------------     -----------     -----------
Net increase (decrease) in net assets from contractowners
    transactions ....................................................    (2,108,176)      5,331,530       1,989,105       3,548,789
                                                                       ------------    ------------     -----------     -----------
Net increase (decrease) in amount retained by AXA Equitable
   in Separate Account No. 45 .......................................         2,588          10,216          19,271          33,883
                                                                       ------------    ------------     -----------     -----------
Increase (Decrease) in Net Assets ...................................      (917,584)      6,436,803       3,508,203       5,913,659
Net Assets -- Beginning of Period ...................................    52,865,629      46,428,826      13,110,577       7,196,918
                                                                       ------------    ------------     -----------     -----------
Net Assets -- End of Period .........................................  $ 51,948,045    $ 52,865,629     $16,618,780     $13,110,557
                                                                       ============    ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .............................................................            --              --              --              --
 Redeemed ...........................................................            --              --              --              --
                                                                       ------------    ------------     -----------     -----------
 Net Increase (Decrease) ............................................            --              --              --              --
                                                                       ============    ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .............................................................         1,383           2,529             867             754
 Redeemed ...........................................................        (1,579)         (2,033)           (675)           (355)
                                                                       ------------    ------------     -----------     -----------
 Net Increase (Decrease) ............................................          (195)            496             192             399
                                                                       ============    ============     ===========     ===========



                                                                          AXA Premier VIP                   AXA Premier VIP
                                                                             High Yield                   International Equity
                                                                 ---------------------------------- -------------------------------
                                                                       2004              2003             2004            2003
                                                                 ----------------  ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................    $  5,259,826      $  3,694,463     $   118,350     $   (66,038)
 Net realized gain (loss) on investments ......................      (2,121,972)       (5,058,598)        927,049        (369,443)
 Change in unrealized appreciation (depreciation) of
    investments ...............................................       4,353,863        18,923,711       1,609,077       3,266,174
                                                                   ------------      ------------     -----------     -----------
 Net increase (decrease) in net assets from operations ........       7,491,717        17,559,576       2,654,476       2,830,693
                                                                   ------------      ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................       1,427,189         1,458,097         453,494         250,072
  Transfers between funds including guaranteed interest
   account, net ...............................................       6,166,440        14,883,763       2,687,638       4,605,853
  Transfers for contract benefits and terminations ............      (9,932,923)       (7,491,625)       (790,135)       (384,377)
  Contract maintenance charges ................................        (287,573)         (289,415)        (40,840)        (25,605)
                                                                   ------------      ------------     -----------     -----------
Net increase (decrease) in net assets from
    contractowners transactions ...............................      (2,626,867)        8,560,820       2,310,157       4,445,943
                                                                   ------------      ------------     -----------     -----------
Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 45 ..................           7,727            23,894          16,019          26,504
                                                                   ------------      ------------     -----------     -----------
Increase (Decrease) in Net Assets .............................       4,872,577        26,144,290       4,980,652       7,303,140
Net Assets -- Beginning of Period .............................     106,181,511        80,037,221      14,701,886       7,398,746
                                                                   ------------      ------------     -----------     -----------
Net Assets -- End of Period ...................................    $111,054,088      $106,181,511     $19,682,538     $14,701,886
                                                                   ============      ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................              53                85              --              --
 Redeemed .....................................................             (52)              (47)             --              --
                                                                   ------------      ------------     -----------     -----------
 Net Increase (Decrease) ......................................               1                38              --              --
                                                                   ============      ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................           1,136             1,651             775             802
 Redeemed .....................................................          (1,228)           (1,339)           (559)           (330)
                                                                   ------------      ------------     -----------     -----------
 Net Increase (Decrease) ......................................             (92)              312             216             472
                                                                    ============      ============     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                        AXA Premier VIP                AXA Premier VIP
                                                                     Large Cap Core Equity             Large Cap Growth
                                                                 ----------------------------   -----------------------------
                                                                     2004           2003            2004            2003
                                                                 ------------- --------------   ------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................................   $   103,253     $  (76,422)    $  (240,156)    $  (177,559)
 Net realized gain (loss) on investments .....................       367,439       (202,654)         96,331        (536,175)
 Change in unrealized appreciation (depreciation)
   of investments ............................................       312,104      2,103,276         945,567       3,791,620
                                                                 -----------     ----------     -----------     -----------
 Net increase (decrease) in net assets from
   operations ................................................       782,796      1,824,200         801,742       3,077,886
                                                                 -----------     ----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......................        71,303         86,359         134,803         228,003
  Transfers between funds including guaranteed
   interest account, net .....................................       (57,895)     2,185,074       1,565,546       3,913,426
  Transfers for contract benefits and terminations ...........      (413,700)      (391,065)       (931,006)       (609,433)
  Contract maintenance charges ...............................       (22,100)       (17,252)        (39,614)        (32,600)
                                                                 -----------     ----------     -----------     -----------
Net increase (decrease) in net assets from
   contractowners transactions ...............................      (422,392)     1,863,116         729,729       3,499,396
                                                                 -----------     ----------     -----------     -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account No. 45 ........................         8,991         24,591          18,917          29,261
                                                                 -----------     ----------     -----------     -----------
Increase (Decrease) in Net Assets ............................       369,395      3,711,907       1,550,388       6,606,543
Net Assets -- Beginning of Period ............................     9,923,936      6,212,029      15,563,281       8,956,738
                                                                 -----------     ----------     -----------     -----------
Net Assets -- End of Period ..................................   $10,293,331     $9,923,936     $17,113,669     $15,563,281
                                                                 ===========     ==========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ......................................................            --             --              --              --
 Redeemed ....................................................            --             --              --              --
                                                                 -----------     ----------     -----------     -----------
 Net Increase (Decrease) .....................................            --             --              --              --
                                                                 ===========     ==========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ......................................................           218            401             566             946
 Redeemed ....................................................          (264)          (192)           (487)           (488)
                                                                 -----------     ----------     -----------     -----------
 Net Increase (Decrease) .....................................           (46)           209              79             458
                                                                 ===========     ==========     ===========     ===========



                                                                          AXA Premier VIP                 AXA Premier VIP
                                                                          Large Cap Value               Small/Mid Cap Growth
                                                                  -------------------------------- -------------------------------
                                                                        2004             2003            2004            2003
                                                                  ---------------  --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................     $  (844,430)     $    80,116    $     30,111     $    13,981
 Net realized gain (loss) on investments ......................         405,431         (266,509)        269,627        (776,155)
 Change in unrealized appreciation (depreciation)
   of investments .............................................         956,779        3,684,822       2,075,707       6,143,992
                                                                    -----------      -----------    ------------     -----------
 Net increase (decrease) in net assets from
   operations .................................................       2,206,640        3,498,429       2,375,445       5,381,818
                                                                    -----------      -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................         186,763          215,770         254,325         529,665
  Transfers between funds including guaranteed
   interest account, net ......................................       2,504,820        1,818,665       1,199,993       8,040,266
  Transfers for contract benefits and
    terminations ..............................................        (940,454)        (932,517)     (1,783,546)       (903,872)
  Contract maintenance charges ................................         (47,520)         (35,701)        (66,705)        (46,472)
                                                                    -----------      -----------    ------------     -----------
Net increase (decrease) in net assets from
  contractowners transactions .................................       1,703,609        1,066,217        (395,933)      7,619,587
                                                                    -----------      -----------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .....................          24,296           25,630           7,161          21,075
                                                                    -----------      -----------    ------------     -----------
Increase (Decrease) in Net Assets .............................       3,934,545        4,590,276       1,986,673      13,022,480
Net Assets -- Beginning of Period .............................      16,013,568       11,423,292      23,986,645      10,964,165
                                                                    -----------      -----------    ------------     -----------
Net Assets -- End of Period ...................................     $19,948,113      $16,013,568    $ 25,973,318     $23,986,645
                                                                    ===========      ===========    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................              --               --              --              --
 Redeemed .....................................................              --               --              --              --
                                                                    -----------      -----------    ------------     -----------
 Net Increase (Decrease) ......................................              --               --              --              --
                                                                    ===========      ===========    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................             625              427             681           1,554
 Redeemed .....................................................            (464)            (306)           (728)           (526)
                                                                    -----------      -----------    ------------     -----------
 Net Increase (Decrease) ......................................             161              121             (47)          1,029
                                                                    ===========      ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                      AXA Premier VIP                    AXA Premier VIP
                                                                    Small/Mid Cap Value                   Technology (c)
                                                              -------------------------------     ------------------------------
                                                                    2004            2003                2004           2003
                                                              --------------- ---------------     --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $    747,743     $  (195,713)       $   (128,841)    $  163,331
 Net realized gain (loss) on investments ....................     1,330,517        (575,100)            357,253        (79,744)
 Change in unrealized appreciation (depreciation)
   of investments ...........................................     1,896,278       6,903,314            3,574,816      1,564,938
                                                               ------------     -----------         ------------     ----------
 Net increase (decrease) in net assets from
   operations ...............................................     3,974,538       6,132,501            3,803,228      1,648,525
                                                               ------------     -----------         ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................       249,369         303,589              308,061        166,943
  Transfers between funds including
   guaranteed interest account, net .........................     6,378,494       6,462,530           35,679,998      5,828,508
  Transfers for contract benefits and
    terminations ............................................    (1,743,534)       (812,045)          (2,132,620)      (203,835)
  Contract maintenance charges ..............................       (78,284)        (52,130)             (91,687)       (12,086)
                                                               ------------     -----------         ------------     ----------
Net increase (decrease) in net assets from
  contractowners transactions ...............................     4,806,045       5,901,944           33,763,752      5,779,530
                                                               ------------     -----------         ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 ...................         5,313          15,759                8,269         36,045
                                                               ------------     -----------         ------------     ----------
Increase (Decrease) in Net Assets ...........................     8,785,896      12,050,204           37,575,249      7,464,100
Net Assets -- Beginning of Period ...........................    25,452,935      13,402,731            9,421,473      1,957,373
                                                               ------------     -----------         ------------     ----------
Net Assets -- End of Period .................................  $ 34,238,831     $25,452,935         $ 46,996,722     $9,421,473
                                                               ============     ===========         ============     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .....................................................            --              --                   --             --
 Redeemed ...................................................            --              --                   --             --
                                                               ------------     -----------         ------------     ----------
 Net Increase (Decrease) ....................................            --              --                   --             --
                                                               ============     ===========         ============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .....................................................         1,237           1,352                5,784            979
 Redeemed ...................................................          (778)           (680)              (1,723)          (259)
                                                               ------------     -----------         ------------     ----------
 Net Increase (Decrease) ....................................           459             672                4,061            720
                                                               ============     ===========         ============     ==========



                                                                           EQ/Alliance                       EQ/Alliance
                                                                           Common Stock                    Growth and Income
                                                                ---------------------------------- ---------------------------------
                                                                      2004              2003             2004             2003
                                                                ----------------  ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................  $  (2,303,550)    $      60,036    $     104,260    $  (1,272,044)
 Net realized gain (loss) on investments ......................    (33,039,209)      (58,774,426)          38,270      (13,830,446)
 Change in unrealized appreciation (depreciation)
   of investments .............................................    112,517,988       274,101,044       45,724,762      121,093,065
                                                                 -------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from operations ........     77,175,229       215,386,654       45,867,292      105,990,575
                                                                 -------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................      5,405,969         6,185,745        4,283,211        4,024,469
  Transfers between funds including
    guaranteed interest account, net ..........................     (9,651,347)       (3,276,365)     (14,001,417)     (12,103,930)
  Transfers for contract benefits and
    terminations ..............................................    (64,811,803)      (40,512,856)     (42,815,756)     (34,297,347)
  Contract maintenance charges ................................     (2,404,879)       (2,420,209)      (1,358,091)      (1,457,607)
                                                                 -------------     -------------    -------------    -------------
Net increase (decrease) in net assets from
  contractowners transactions .................................    (71,462,060)      (40,023,685)     (53,892,053)     (43,834,415)
                                                                 -------------     -------------    -------------    -------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................         28,680             6,259            8,991           11,608
                                                                 -------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets .............................      5,741,849       175,369,228       (8,015,770)      62,167,768
Net Assets -- Beginning of Period .............................    657,649,308       482,280,080      462,973,353      400,805,585
                                                                 -------------     -------------    -------------    -------------
Net Assets -- End of Period ...................................  $ 663,391,157     $ 657,649,308    $ 454,957,583    $ 462,973,353
                                                                 =============     =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................             18                38              115              141
 Redeemed .....................................................           (109)             (100)            (462)            (463)
                                                                 -------------     -------------    -------------    -------------
 Net Increase (Decrease) ......................................            (91)              (62)            (347)            (322)
                                                                 =============     =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................            175               250              866            1,556
 Redeemed .....................................................           (404)             (441)          (2,576)          (3,299)
                                                                 -------------     -------------    -------------    -------------
 Net Increase (Decrease) ......................................           (229)             (191)          (1,710)          (1,743)
                                                                 =============     =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                              EQ/Alliance
                                                                             Intermediate
                                                                              Government                       EQ/Alliance
                                                                              Securities                    International (a)
                                                                    -------------------------------  -------------------------------
                                                                         2004             2003            2004             2003
                                                                    --------------- ---------------  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................................  $   2,460,770    $   4,718,685   $     730,920     $    499,244
 Net realized gain (loss) on investments .........................        484,973        3,025,176       4,629,349          (63,384)
 Change in unrealized appreciation (depreciation)
   of investments ................................................     (2,061,571)      (6,046,909)     18,456,992       38,486,473
                                                                    -------------    -------------   -------------     ------------
 Net increase (decrease) in net assets from
   operations ....................................................        884,172        1,696,952       23,817,261      38,922,333
                                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........................      2,111,731        2,782,890        1,708,845       1,710,247
  Transfers between funds including
    guaranteed interest account, net .............................    (26,117,292)     (53,171,065)      (3,297,977)      9,170,694
  Transfers for contract benefits and
    terminations .................................................    (22,934,106)     (32,366,105)     (12,529,150)     (7,715,247)
  Contract maintenance charges ...................................       (420,562)        (607,460)        (492,951)       (490,138)
                                                                    -------------    -------------    -------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ....................................    (47,360,229)     (83,361,740)     (14,611,233)      2,675,556
                                                                    -------------    -------------    -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 ........................         13,370           13,608            3,138             191
                                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................................    (46,462,687)     (81,651,180)       9,209,166      41,598,080
Net Assets -- Beginning of Period ................................    217,762,567      299,413,747      155,814,634     114,216,554
                                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................................  $ 171,299,880    $ 217,762,567    $ 165,023,800    $155,814,634
                                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..........................................................             79              155               95             197
 Redeemed ........................................................           (185)            (738)            (429)           (332)
                                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................................           (106)            (583)            (334)           (135)
                                                                    =============    =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..........................................................          1,003            3,161              966           2,733
 Redeemed ........................................................         (3,481)          (7,129)          (1,873)         (2,286)
                                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................................         (2,478)          (3,969)            (907)            447
                                                                    =============    =============    =============    ============

                                                                              EQ/Alliance                    EQ/Alliance
                                                                             Premier Growth                 Quality Bond
                                                                 ---------------------------------- ------------------------------
                                                                       2004              2003             2004            2003
                                                                 ----------------  ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................   $  (1,491,832)    $  (1,557,888)   $    562,496    $    254,290
 Net realized gain (loss) on investments ......................     (13,046,635)      (17,223,943)        204,183         474,685
 Change in unrealized appreciation
   (depreciation) of investments ..............................      21,068,207        39,846,388        (257,649)       (261,941)
                                                                  -------------     -------------    ------------    ------------
 Net increase (decrease) in net assets
   from operations ............................................       6,529,740        21,064,557         509,030         467,034
                                                                  -------------     -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................         891,756         1,188,537         402,551         515,344
  Transfers between funds including
    guaranteed interest account, net ..........................     (11,742,927)       (8,486,211)      1,976,623       3,018,182
  Transfers for contract benefits and
    terminations ..............................................      (6,820,534)       (5,937,637)     (2,230,029)     (2,622,933)
  Contract maintenance charges ................................        (306,905)         (362,403)        (61,476)        (71,873)
                                                                  -------------     -------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .................................     (17,978,610)      (13,597,714)         87,669         838,720
                                                                  -------------     -------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................              34               100           3,670           4,370
                                                                  -------------     -------------    ------------    ------------
Increase (Decrease) in Net Assets .............................     (11,448,836)        7,466,943         600,369       1,310,124
Net Assets -- Beginning of Period .............................     113,442,208       105,975,265      23,487,570      22,177,446
                                                                  -------------     -------------    ------------    ------------
Net Assets -- End of Period ...................................   $ 101,993,372     $ 113,442,208    $ 24,087,939    $ 23,487,570
                                                                  =============     =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................              --                --              --              --
 Redeemed .....................................................              --                --              --              --
                                                                  -------------     -------------    ------------    ------------
 Net Increase (Decrease) ......................................              --                --              --              --
                                                                  =============     =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................             923             1,417             610           1,002
 Redeemed .....................................................          (3,996)           (4,023)           (607)           (949)
                                                                  -------------     -------------    ------------    ------------
 Net Increase (Decrease) ......................................          (3,073)           (2,606)              3              53
                                                                  =============     =============    ============    ============


-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                           EQ/Alliance                        EQ/Bernstein
                                                                            Small Cap                          Diversified
                                                                             Growth                               Value
                                                                ---------------------------------   --------------------------------
                                                                      2004             2003               2004             2003
                                                                ---------------- ----------------   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................  $  (1,618,108)    $ (1,416,956)     $    (128,880)    $    (87,220)
 Net realized gain (loss) on
   investments ................................................       (913,326)      (3,983,201)         2,723,850       (1,003,337)
 Change in unrealized appreciation
  (depreciation) of investments ...............................     15,629,879       38,632,255         14,551,124       32,364,193
                                                                 -------------     ------------      -------------     ------------
 Net increase (decrease) in net assets
   from operations ............................................     13,098,445       33,232,098         17,146,094       31,273,636
                                                                 -------------     ------------      -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................      1,182,761        1,068,239          1,765,585        1,685,179
  Transfers between funds including
    guaranteed interest account, net ..........................     (6,032,033)       1,706,064          6,119,674        8,537,097
  Transfers for contract benefits and
    terminations ..............................................     (6,959,714)      (5,530,017)       (11,999,925)      (7,884,172)
  Contract maintenance charges ................................       (352,891)        (351,679)          (441,146)        (419,115)
                                                                 -------------     ------------      -------------     ------------
Net increase (decrease) in net assets from
  contractowners transactions .................................    (12,161,877)      (3,107,393)        (4,555,812)       1,918,989
                                                                 -------------     ------------      -------------     ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................          5,138            5,561             11,143           10,132
                                                                 -------------     ------------      -------------     ------------
Increase (Decrease) in Net Assets .............................        941,706       30,130,266         12,601,425       33,202,757
Net Assets -- Beginning of Period .............................    117,734,997       87,604,731        147,543,836      114,341,079
                                                                 -------------     ------------      -------------     ------------
Net Assets -- End of Period ...................................  $ 118,676,703     $117,734,997      $ 160,145,261     $147,543,836
                                                                 =============     ============      =============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................             64               55                 --               --
 Redeemed .....................................................           (108)             (81)                --               --
                                                                 -------------     ------------      -------------     ------------
 Net Increase (Decrease) ......................................            (44)             (26)                --               --
                                                                 =============     ============      =============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................            733            1,242              1,589            2,208
 Redeemed .....................................................         (1,579)          (1,509)            (1,926)          (2,019)
                                                                 -------------     ------------      -------------     ------------
 Net Increase (Decrease) ......................................           (846)            (267)              (337)             189
                                                                 =============     ============      =============     ============



                                                                      EQ/Calvert Socially          EQ/Capital Guardian
                                                                           Responsible                    Growth
                                                                   ---------------------------- --------------------------
                                                                        2004           2003          2004           2003
                                                                   -------------  ------------- -------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................................   $ (13,129)     $ (10,460)    $  (11,003)   $  (12,789)
 Net realized gain (loss) on investments .........................      74,061        (76,649)       113,276        21,292
 Change in unrealized appreciation (depreciation)
   of investments ................................................     (40,460)       250,391        (63,562)      199,491
                                                                     ---------      ---------     ----------    ----------
 Net increase (decrease) in net assets from operations ...........      20,472        163,282         38,711       207,994
                                                                     ---------      ---------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........................      72,643          5,071          1,715        16,290
  Transfers between funds including guaranteed interest
   account, net ..................................................      37,473        130,122       (204,139)      690,308
  Transfers for contract benefits and terminations ...............     (85,359)       (50,536)      (107,539)      (62,559)
  Contract maintenance charges ...................................      (2,291)        (1,867)        (2,819)       (3,588)
                                                                     ---------      ---------     ----------    ----------
Net increase (decrease) in net assets from
  contractowners transactions ....................................      22,466         82,790       (312,782)      640,451
                                                                     ---------      ---------     ----------    ----------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .......................      13,130         10,461         16,621        14,363
                                                                     ---------      ---------     ----------    ----------
Increase (Decrease) in Net Assets ................................      56,068        256,533       (257,450)      862,808
Net Assets -- Beginning of Period ................................     918,430        661,897      1,354,541       491,733
                                                                     ---------      ---------     ----------    ----------
Net Assets -- End of Period ......................................   $ 974,498      $ 918,430     $1,097,091    $1,354,541
                                                                     =========      =========     ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..........................................................          --             --             --            --
 Redeemed ........................................................          --             --             --            --
                                                                     ---------      ---------     ----------    ----------
 Net Increase (Decrease) .........................................          --             --             --            --
                                                                     =========      =========     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ..........................................................          59             89             36           118
 Redeemed ........................................................         (56)           (81)           (64)          (53)
                                                                     ---------      ---------     ----------    ----------
 Net Increase (Decrease) .........................................           3              9            (28)           65
                                                                     =========      =========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                             EQ/Capital                     EQ/Capital
                                                                              Guardian                       Guardian
                                                                           International                     Research
                                                                    ----------------------------  ------------------------------
                                                                         2004           2003            2004            2003
                                                                    -------------- -------------  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................................  $     40,561     $   10,029    $   (573,039)   $   (644,518)
 Net realized gain (loss) on investments .........................       489,564          6,621       1,745,835        (456,283)
 Change in unrealized appreciation (depreciation)
   of investments ................................................     1,016,254      1,358,126       5,482,627      18,614,165
                                                                    ------------     ----------    ------------    ------------
 Net increase (decrease) in net assets from operations ...........     1,546,379      1,374,776       6,655,423      17,513,364
                                                                    ------------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........................       416,926        107,813         805,576         651,180
  Transfers between funds including guaranteed interest
   account, net ..................................................     5,803,470      4,070,095        (236,184)       (304,476)
  Transfers for contract benefits and terminations ...............    (1,107,411)      (386,667)     (5,355,886)     (3,955,239)
  Contract maintenance charges ...................................       (26,710)       (12,128)       (238,473)       (241,392)
                                                                    ------------     ----------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ....................................     5,086,275      3,779,113      (5,024,967)     (3,849,927)
                                                                    ------------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .......................        31,059         38,002             166             359
                                                                    ------------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ................................     6,663,713      5,191,890       1,630,622      13,663,796
Net Assets -- Beginning of Period ................................     7,762,737      2,570,847      75,120,115      61,456,319
                                                                    ------------     ----------    ------------    ------------
Net Assets -- End of Period ......................................  $ 14,426,450     $7,762,737    $ 76,750,737    $ 75,120,115
                                                                    ============     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..........................................................            --             --              --              --
 Redeemed ........................................................            --             --              --              --
                                                                    ------------     ----------    ------------    ------------
 Net Increase (Decrease) .........................................            --             --              --              --
                                                                    ============     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..........................................................           829            683             604             651
 Redeemed ........................................................          (305)          (224)         (1,082)         (1,094)
                                                                    ------------     ----------    ------------    ------------
 Net Increase (Decrease) .........................................           524            459            (478)           (443)
                                                                    ============     ==========    ============    ============


                                                                         EQ/Capital Guardian            EQ/Emerging Markets
                                                                             U.S. Equity                       Equity
                                                                    ------------------------------- ------------------------------
                                                                         2004              2003            2004           2003
                                                                    -------------   --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..................................    $   (398,852)     $   (330,380)   $   (344,957)   $   (195,331)
 Net realized gain (loss) on investments .......................       1,340,615          (209,100)      1,458,292      (1,003,760)
 Change in unrealized appreciation (depreciation)
   of investments ..............................................       2,131,363         9,321,553       8,379,780      16,009,260
                                                                    ------------      ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .........       3,073,126         8,782,073       9,493,115      14,810,170
                                                                    ------------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ........................         390,646           415,856         539,127         495,186
  Transfers between funds including guaranteed interest
   account, net ................................................       5,175,205         9,079,114       5,363,895       2,141,903
  Transfers for contract benefits and terminations .............      (2,957,748)       (1,532,902)     (3,198,179)     (1,947,185)
  Contract maintenance charges .................................        (106,997)          (81,614)       (144,299)       (116,655)
                                                                    ------------      ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ..................................       2,501,106         7,880,454       2,560,544         573,249
                                                                    ------------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .....................           3,575             7,405           1,167           1,358
                                                                    ------------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ..............................       5,577,807        16,669,932      12,054,826      15,384,776
Net Assets -- Beginning of Period ..............................      38,693,144        22,023,212      43,900,179      28,515,403
                                                                    ------------      ------------    ------------    ------------
Net Assets -- End of Period ....................................    $ 44,270,951      $ 38,693,144    $ 55,955,005    $ 43,900,179
                                                                    ============      ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ........................................................              --                --              --              --
 Redeemed ......................................................              --                --              --              --
                                                                    ------------      ------------    ------------    ------------
 Net Increase (Decrease) .......................................              --                --              --              --
                                                                    ============      ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ........................................................           1,059             1,603           1,877           2,404
 Redeemed ......................................................            (826)             (718)         (1,648)         (2,398)
                                                                    ------------      ------------    ------------    ------------
 Net Increase (Decrease) .......................................             233               885             229               6
                                                                    ============      ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004



                                                                                EQ/Enterprise                    EQ/Enterprise
                                                                EQ/Enterprise       Equity       EQ/Enterprise     Growth and
                                                                  Equity (d)      Income (d)       Growth (d)      Income (d)
                                                               --------------- ---------------  --------------- --------------
                                                                     2004            2004             2004            2004
                                                               --------------- ---------------  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................................    $   (286)      $   9,040          $   (24)       $    772
 Net realized gain (loss) on investments .....................           1             521               --             644
 Change in unrealized appreciation (depreciation)
   of investments ............................................       6,035          14,228              969           2,178
                                                                  --------       ---------          -------        --------
 Net increase (decrease) in net assets from
   operations ................................................       5,750          23,789              945           3,594
                                                                  --------       ---------          -------        --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......................       8,355          31,721           10,966          11,783
  Transfers between funds including guaranteed
   interest account, net .....................................     346,121       1,463,313           35,753         103,388
  Transfers for contract benefits and terminations ...........        (829)        (15,013)              --         (12,588)
  Contract maintenance charges ...............................         (17)           (621)              --            (102)
                                                                  --------       ---------          -------        --------
Net increase (decrease) in net assets from
  contractowners transactions ................................     353,630       1,479,400           46,719         102,481
                                                                  --------       ---------          -------        --------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ...................         285           1,437               72             140
                                                                  --------       ---------          -------        --------
Increase (Decrease) in Net Assets ............................     359,665       1,504,626           47,736         106,215
Net Assets -- Beginning of Period ............................          --              --               --              --
                                                                  --------       ---------          -------        --------
Net Assets -- End of Period ..................................    $359,665       $1,504,626         $47,736        $106,215
                                                                  ========       ==========         =======        ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ......................................................          --              --               --              --
 Redeemed ....................................................          --              --               --              --
                                                                  --------       ----------         -------        --------
 Net Increase (Decrease) .....................................          --              --               --              --
                                                                  ========       ==========         =======        ========
Unit Activity 0.50% to 1.70% Class B
 Issued ......................................................          21             275               11              23
 Redeemed ....................................................          --              (9)              --              (3)
                                                                  --------       -----------        -------        ----------
 Net Increase (Decrease) .....................................          21             266               11              20
                                                                  ========       ===========        =======        ==========

                                                                EQ/Enterprise      EQ/Enterprise
                                                                    Small              Small
                                                                   Company            Company                 EQ/Equity
                                                                 Growth (d)          Value (d)                500 Index
                                                                -------------     --------------- ---------------------------------
                                                                    2004                2004            2004             2003
                                                                -------------     --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................      $   (154)         $    (542)     $     (13,433)    $   (191,868)
 Net realized gain (loss) on investments ...................             8             43,224         (3,464,416)      (7,517,147)
 Change in unrealized appreciation
   (depreciation) of investments ...........................         3,085             41,981         16,926,774       42,306,361
                                                                  --------          ---------      -------------     ------------
 Net increase (decrease) in net assets
   from operations .........................................         2,939             84,663         13,448,925       34,597,346
                                                                  --------          ---------      -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................         5,507             14,645          1,930,671        2,202,234
  Transfers between funds including
    guaranteed interest account, net .......................       928,952          2,201,732         (3,954,821)       1,901,477
  Transfers for contract benefits and
    terminations ...........................................          (400)            (8,561)       (11,272,663)      (8,854,473)
  Contract maintenance charges .............................            --               (456)          (498,770)        (502,381)
                                                                  --------          ---------      -------------     ------------
Net increase (decrease) in net assets from
  contractowners transactions ..............................       934,059          2,207,360        (13,795,583)      (5,253,143)
                                                                  --------          ---------      -------------     ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 .................           153              2,574              5,281            4,916
                                                                  --------          ---------      -------------     ------------
Increase (Decrease) in Net Assets ..........................       937,151          2,294,597           (341,377)      29,349,119
Net Assets -- Beginning of Period ..........................            --                 --        166,538,428      137,189,309
                                                                  --------          ---------      -------------     ------------
Net Assets -- End of Period ................................      $937,151          $2,294,597     $ 166,197,051     $166,538,428
                                                                  ========          ==========     =============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ....................................................            --                 --                 --               --
 Redeemed ..................................................            --                 --                 --               --
                                                                  --------          ----------     -------------     ------------
 Net Increase (Decrease) ...................................            --                 --                 --               --
                                                                  ========          ==========     =============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................           123                106                696            1,145
 Redeemed ..................................................            --                 (4)            (1,268)          (1,417)
                                                                  --------          -----------    -------------     ------------
 Net Increase (Decrease) ...................................           123                102               (572)            (272)
                                                                  ========          ===========    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004



                                                                           EQ/Evergreen                       EQ/FI
                                                                              Omega                          Mid Cap
                                                                    ---------------------------- -------------------------------
                                                                        2004           2003            2004            2003
                                                                    ------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................................   $  (131,584)    $  (89,644)   $    659,476    $   (770,648)
 Net realized gain (loss) on investments ........................        17,520       (294,646)      5,481,452        (949,693)
 Change in unrealized appreciation (depreciation)
   of investments ...............................................       741,029      2,284,943       3,818,707      21,936,773
                                                                    -----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from operations ..........       626,965      1,900,653       9,959,635      20,216,432
                                                                    -----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........................       264,624         92,659       1,035,678         973,695
  Transfers between funds including guaranteed
   interest account, net ........................................      3,346103      2,966,624       2,850,265      11,433,186
  Transfers for contract benefits and terminations ..............      (683,487)      (419,592)     (4,630,376)     (2,525,616)
  Contract maintenance charges ..................................       (32,142)       (19,635)       (184,524)       (124,803)
                                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ...................................     2,895,098      2,620,056        (928,957)      9,756,462
                                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ......................        30,024         28,684         (16,402)         22,672
                                                                    -----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............................     3,552,087      4,549,393       9,014,276      29,995,566
Net Assets -- Beginning of Period ...............................     9,383,184      4,833,791      73,654,945      43,659,379
                                                                    -----------     ----------    ------------    ------------
Net Assets -- End of Period .....................................   $12,935,271     $9,383,184    $ 82,669,221    $ 73,654,945
                                                                    ===========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................................            --             --              --              --
 Redeemed .......................................................            --             --              --              --
                                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................................            --             --              --              --
                                                                    ===========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................................           697            507           1,827           2,757
 Redeemed .......................................................          (333)          (156)         (1,968)         (1,541)
                                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................................           364            351             141           1,215
                                                                    ===========     ==========    ============    ============

                                                                             EQ/FI
                                                                           Small/Mid                       EQ/J.P. Morgan
                                                                           Cap Value                         Core Bond
                                                               ---------------------------------   -------------------------------
                                                                     2004              2003             2004            2003
                                                               ----------------   --------------   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................   $   1,726,319      $ (1,347,742)   $  1,244,901    $    860,716
 Net realized gain (loss) on
   investments ..............................................      13,926,306          (858,325)        (88,297)        443,947
 Change in unrealized appreciation (depreciation)
   of investments ...........................................       6,831,397        39,030,860          44,682        (555,970)
                                                                -------------      ------------    ------------    ------------
 Net increase (decrease) in net assets from
   operations ...............................................      22,484,022        36,824,793       1,201,286         748,693
                                                                -------------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................       1,409,402         1,409,844         842,935       1,148,935
  Transfers between funds including guaranteed
    interest account, net ...................................      (3,358,266)       (2,286,499)      2,734,489)      5,560,391
  Transfers for contract benefits and terminations ..........     (11,718,404)       (7,141,510)     (3,813,729)     (4,607,487)
  Contract maintenance charges ..............................        (439,553)         (403,425)       (120,300)       (154,052)
                                                                -------------      ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions ...............................     (14,106,821)       (8,421,590)       (356,605)      1,947,787
                                                                -------------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ..................          20,264            18,460           1,330           2,117
                                                                -------------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ...........................       8,397,465        28,421,663         846,011       2,698,597
Net Assets -- Beginning of Period ...........................     150,616,470       122,194,807      48,378,973      45,680,376
                                                                -------------      ------------    ------------    ------------
Net Assets -- End of Period .................................   $ 159,013,935      $150,616,470    $ 49,224,984    $ 48,378,973
                                                                =============      ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .....................................................              --                --              --              --
 Redeemed ...................................................              --                --              --              --
                                                                -------------      ------------    ------------    ------------
 Net Increase (Decrease) ....................................              --                --              --              --
                                                                =============      ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .....................................................           1,369             1,551           1,335           2,845
 Redeemed ...................................................          (2,483)              744          (1,366)         (2,708)
                                                                -------------      ------------    ------------    ------------
 Net Increase (Decrease) ....................................          (1,114)             (807)            (31)            137
                                                                =============      ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                       EQ/Janus                      EQ/JP Morgan
                                                                       Large Cap                         Value
                                                                        Growth                       Opportunities
                                                            ------------------------------  -------------------------------
                                                                  2004            2003            2004            2003
                                                            --------------- --------------  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................  $   (277,427)   $   (329,919)   $    (72,192)   $    (41,645)
 Net realized gain (loss) on investments ..................    (1,095,015)     (2,411,018)       (513,252)     (1,980,936)
 Change in unrealized appreciation
   (depreciation) of investments ..........................     3,517,516       7,394,159       4,267,719      11,110,041
                                                             ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets
   from operations ........................................     2,145,074       4,653,222       3,682,275       9,087,460
                                                             ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................       258,465         221,438         443,408         556,696
  Transfers between funds including
    guaranteed interest account, net ......................    (1,908,581)     (1,126,912)     (1,967,443)     (1,133,043)
  Transfers for contract benefits and
    terminations ..........................................    (1,352,980)     (1,210,556)                     (2,799,807)
  Contract maintenance charges ............................       (43,620)        (48,601)       (141,318)       (154,332)
                                                             ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .............................    (3,046,716)     (2,164,631)     (5,343,212)     (3,530,486)
                                                             ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ................        22,207          17,917          33,641          10,275
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets .........................      (879,435)      2,506,508      (1,627,296)      5,567,249
Net Assets -- Beginning of Period .........................    23,012,558      20,506,050      43,575,856      38,008,607
                                                             ------------    ------------    ------------    ------------
Net Assets -- End of Period ...............................  $ 22,133,123    $ 23,012,558    $ 41,948,560    $ 43,575,856
                                                             ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ...................................................            --              --              --              --
 Redeemed .................................................            --              --              --              --
                                                             ------------    ------------    ------------    ------------
 Net Increase (Decrease) ..................................            --              --              --              --
                                                             ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................           422             727             217             409
 Redeemed .................................................          (978)         (1,174)           (649)           (733)
                                                             ------------    ------------    ------------    ------------
 Net Increase (Decrease) ..................................          (556)           (447)           (432)           (325)
                                                             ============    ============    ============    ============

                                                                         EQ/Lazard Small Cap                EQ/Marisco
                                                                                Value                          Focus
                                                                 --------------------------------  -----------------------------
                                                                       2004             2003            2004           2003
                                                                 ---------------  --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................................   $  1,850,392     $    (94,499)   $   (773,007)   $   (548,973)
 Net realized gain (loss) on investments ......................      3,480,338         (492,570)      2,654,309         (16,369)
 Change in unrealized appreciation (depreciation)
   of investments .............................................        512,664        9,046,887       2,946,906      11,012,954
                                                                  ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
   operations .................................................      5,843,394        8,459,818       4,828,208      10,447,612
                                                                  ------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......................      1,173,197          710,918         654,059         967,470
  Transfers between funds including
    guaranteed interest account, net ..........................      8,960,341        8,204,385         784,276      24,814,535
  Transfers for contract benefits and terminations ............     (3,369,091)      (1,615,552)     (4,001,647)     (2,389,701)
  Contract maintenance charges ................................       (118,053)         (83,785)       (153,923)       (120,167)
                                                                  ------------     ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .................................      6,646,394        7,215,966      (2,717,235)     23,272,137
                                                                  ------------     ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ....................          2,499            2,192           2,930           3,092
                                                                  ------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets .............................     12,492,287       15,677,976       2,113,903      33,722,841
Net Assets -- Beginning of Period .............................     35,012,357       19,334,381      58,086,725      24,363,884
                                                                  ------------     ------------    ------------    ------------
Net Assets -- End of Period ...................................   $ 47,504,644     $ 35,012,357    $ 60,200,628    $ 58,086,725
                                                                  ============     ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .......................................................             --               --              --              --
 Redeemed .....................................................             --               --              --              --
                                                                  ------------     ------------    ------------    ------------
 Net Increase (Decrease) ......................................             --               --              --              --
                                                                  ============     ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .......................................................          1,384            1,253           1,153           3,011
 Redeemed .....................................................           (954)            (639)         (1,377)           (934)
                                                                  ------------     ------------    ------------    ------------
 Net Increase (Decrease) ......................................            430              614            (224)          2,077
                                                                  ============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                      EQ/Mercury                         EQ/Mercury
                                                                      Basic Value                       International
                                                                        Equity                              Value
                                                           ---------------------------------  ---------------------------------
                                                                 2004             2003               2004             2003
                                                           ---------------- ----------------  ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................  $   1,212,501    $  (1,322,655)     $   105,948      $    384,839
 Net realized gain (loss) on investments .................      7,039,057       (3,721,875)         519,151          (495,377)
 Change in unrealized appreciation (depreciation)
   of investments ........................................      7,239,833       45,620,616        9,259,830        11,078,962
                                                            -------------    -------------      -----------      ------------
 Net increase (decrease) in net assets from
   operations ............................................     15,491,391       40,576,086        9,884,929        10,968,424
                                                            -------------    -------------      -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................      1,716,698        1,893,988          884,267           650,126
  Transfers between funds including
   guaranteed interest account, net ......................      4,103,795        1,563,881        2,519,375          (105,341)
  Transfers for contract benefits and
    terminations .........................................    (13,498,302)     (11,197,986)      (3,160,695)       (2,508,969)
  Contract maintenance charges ...........................       (535,736)        (509,501)        (159,074)         (157,201)
                                                            -------------    -------------      -----------      ------------
Net increase (decrease) in net assets from
  contractowners transactions ............................     (8,213,545)      (8,249,618)          83,873        (2,121,385)
                                                            -------------    -------------      -----------      ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ...............         17,115           16,674            1,036             1,694
                                                            -------------    -------------      -----------      ------------
Increase (Decrease) in Net Assets ........................      7,294,961       32,343,142        9,969,838         8,848,733
Net Assets -- Beginning of Period ........................    176,608,433      144,265,291       50,956,959        42,108,226
                                                            -------------    -------------      -----------      ------------
Net Assets -- End of Period ..............................  $ 183,903,394    $ 176,608,433      $60,926,797      $ 50,956,959
                                                            =============    =============      ===========      ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ..................................................             --               --               --                --
 Redeemed ................................................             --               --               --                --
                                                            -------------    -------------      -----------      ------------
 Net Increase (Decrease) .................................             --               --               --                --
                                                            =============    =============      ===========      ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................          1,167            1,628              688               680
 Redeemed ................................................         (1,601)          (2,180)            (697)             (835)
                                                            -------------    -------------      -----------      ------------
 Net Increase (Decrease) .................................           (434)            (553)              (9)             (154)
                                                            =============    =============      ===========      ============


                                                                            EQ/MFS
                                                                        Emerging Growth                      EQ/MFS
                                                                           Companies                     Investors Trust
                                                             ----------------   ---------------- ------------------------------
                                                                   2004               2003             2004           2003
                                                             ----------------   ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................   $  (1,585,087)     $  (1,555,197)   $   (139,008)   $   (121,809)
 Net realized gain (loss) on investments ..................     (11,988,675)       (16,102,976)       (608,085)     (1,159,995)
 Change in unrealized appreciation
   (depreciation) of investments ..........................      25,504,516         45,115,972       2,184,909       3,967,510
                                                              -------------      -------------    ------------    ------------
 Net increase (decrease) in net assets
   from operations ........................................      11,930,754         27,457,799       1,437,816       2,685,706
                                                              -------------      -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................       1,231,887          1,135,794         136,094         114,957
  Transfers between funds including
    guaranteed interest account, net ......................      (9,707,453)        (7,202,605)       (361,190)        143,281
  Transfers for contract benefits and
    terminations ..........................................      (8,663,621)        (6,244,227)     (1,279,415)       (924,485)
  Contract maintenance charges ............................        (405,715)          (449,646)        (37,206)        (36,277)
                                                              -------------      -------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .............................      17,544,902        (12,760,684)     (1,541,717)       (702,524)
                                                              -------------      -------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45 ................             813              2,189          10,240           8,977
                                                              -------------      -------------    ------------    ------------
Increase (Decrease) in Net Assets .........................      (5,613,335)        14,699,304         (93,661)      1,992,159
Net Assets -- Beginning of Period .........................     121,860,789        107,161,485      16,064,191      14,072,032
                                                              -------------      -------------    ------------    ------------
Net Assets -- End of Period ...............................   $ 116,247,454      $ 121,860,789    $ 15,970,530    $ 16,064,191
                                                              =============      =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ...................................................              --                 --              --              --
 Redeemed .................................................              --                 --              --              --
                                                              -------------      -------------    ------------    ------------
 Net Increase (Decrease) ..................................              --                 --              --              --
                                                              =============      =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................             478                743             175             306
 Redeemed .................................................          (1,929)            (1,992)           (362)           (413)
                                                              -------------      -------------    ------------    ------------
 Net Increase (Decrease) ..................................          (1,451)            (1,249)           (187)           (107)
                                                              =============      =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2004


                                                                                                             EQ/Small
                                                                                                             Company
                                                                     EQ/Money Market                          Index
                                                            ---------------------------------     ------------------------------
                                                                  2004             2003                 2004           2003
                                                            ---------------- ----------------     --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................  $  (1,006,754)   $  (2,010,908)       $    325,396    $   (246,249)
 Net realized gain (loss) on investments ..................       (574,264)      (1,442,515)          1,758,539        (556,494)
 Change in unrealized appreciation (depreciation)
   of investments .........................................        555,369        1,588,295           3,276,757       9,051,175
                                                             -------------    -------------        ------------    ------------
 Net increase (decrease) in net assets from operations ....     (1,025,649)      (1,865,128)          5,360,692       8,248,432
                                                             -------------    -------------        ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................      5,673,757       10,439,979             359,594         424,883
  Transfers between funds including guaranteed
   interest account, net ..................................      3,408,098      (45,862,432)          3,840,927       7,237,620
  Transfers for contract benefits and terminations ........    (44,471,787)     (52,591,091)         (2,422,047)     (1,257,032)
  Contract maintenance charges ............................       (373,509)        (525,357)           (108,657)        (76,123)
                                                             -------------    -------------        ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions .............................    (35,763,441)     (88,538,901)          1,669,817       6,329,348
                                                             -------------    -------------        ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate  Account No. 45 ...............          8,406           11,369               2,426          17,072
                                                             -------------    -------------        ------------    ------------
Increase (Decrease) in Net Assets .........................    (36,780,684)     (90,392,660)          7,032,935      14,594,853
Net Assets -- Beginning of Period .........................    174,458,463      264,851,123          32,345,229      17,750,376
                                                             -------------    -------------        ------------    ------------
Net Assets -- End of Period ...............................  $ 137,677,779    $ 174,458,463        $ 39,378,164    $ 32,345,229
                                                             =============    =============        ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued ...................................................            562              468                  --              --
 Redeemed .................................................           (662)            (887)                 --              --
                                                             -------------    -------------        ------------    ------------
 Net Increase (Decrease) ..................................           (100)            (419)                 --              --
                                                             =============    =============        ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................          5,365            5,257               1,020             986
 Redeemed .................................................         (6,551)          (7,988)               (891)           (434)
                                                             -------------    -------------        ------------    ------------
 Net Increase (Decrease) ..................................         (1,186)          (2,731)                129             552
                                                             =============    =============        ============    ============

-------
(a) A substitution of EQ/International Equity Index and EQ/Alliance Global for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b) Commenced operations on Februry 13, 2003.
(c) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(d) Commenced operations on October 25, 2004.

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2004

1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 51 variable investment options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation(1)
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity(2)
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield(3)
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Bernstein Diversified Value
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth(6)
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity
   o EQ/Enterprise Equity
   o EQ/Enterprise Equity Income
   o EQ/Enterprise Growth
   o EQ/Enterprise Growth and Income
   o EQ/Enterprise Small Company Growth
   o EQ/Enterprise Small Company Value
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/JP Morgan Value Opportunities(5)
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value(4)
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market
   o EQ/Small Company Index

   ----------

   (1) Formerly known as EQ/Balanced.
   (2) Formerly known as EQ/Aggressive Stock.
   (3) Formerly known as EQ/High Yield.
   (4) Formerly known as EQ/Putnam International Equity.
   (5) Formerly known as EQ/Putnam Growth & Income Value.
   (6) Formerly known as EQ/Putnam Voyager.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator Advisor, Income Manager, Accumulator, Accumulator issued after March 1, 2000, Accumulator Plus, Select, Elite, and Accumulator Select issued after August 13, 2001, and deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager, Accumulator, Accumulators Select, Elite, Plus, and Accumulator issued after March 1, 2000, and Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Income


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


1. Organization (Concluded)

   Manager Accumulator (NQ, IRA, QP and TSA), Accumulator (NQ, IRA, QP and TSA), Accumulator Select, Elite, Plus, Accumulator issued after March 1, 2000, and Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Accumulator Advisor and Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Accumulator issued after March 1, 2000, Accumulator Plus, and Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Accumulator issued after March 1, 2000 and Accumulator Elite Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:


                                                       Purchases       Sales
                                                     ------------- -------------
AXA Aggressive Allocation ........................    $ 2,178,396   $   265,434
AXA Conservative Allocation ......................      6,751,462     2,318,840
AXA Conservative-Plus Allocation .................      7,214,859       852,674
AXA Moderate Allocation ..........................     30,038,429    61,433,603
AXA Moderate-Plus Allocation .....................     11,081,015     1,001,841
AXA Premier VIP Aggressive Equity ................      2,715,500    11,015,935
AXA Premier VIP Core Bond ........................     12,400,067    13,340,607
AXA Premier VIP Health Care ......................      8,545,844     5,747,695
AXA Premier VIP High Yield .......................     29,224,153    26,583,467
AXA Premier VIP International Equity .............      7,571,393     4,942,354
AXA Premier VIP Large Cap Core Equity ............      2,302,680     2,390,623
AXA Premier VIP Large Cap Growth .................      3,936,271     3,427,780
AXA Premier VIP Large Cap Value ..................      7,130,509     4,385,933
AXA Premier VIP Small/Mid Cap Growth .............      4,652,355     4,959,190
AXA Premier VIP Small/Mid Cap Value ..............     12,145,339     5,949,339
AXA Premier VIP Technology .......................     83,350,662    49,707,481
EQ/Alliance Common Stock .........................     19,357,507    93,104,209
EQ/Alliance Growth and Income ....................     13,637,539    67,416,340
EQ/Alliance Intermediate Government Securities ...     12,174,440    57,051,242
EQ/Alliance International ........................      8,255,141    22,131,695
EQ/Alliance Premier Growth .......................      1,584,479    21,054,886
EQ/Alliance Quality Bond .........................      8,261,518     7,545,618
EQ/Alliance Small Cap Growth .....................      5,837,853    19,612,699
EQ/Bernstein Diversified Value ...................     14,600,995    18,246,884
EQ/Calvert Socially Responsible ..................        428,427       405,959
EQ/Capital Guardian Growth .......................        406,001       712,753
EQ/Capital Guardian International ................      7,550,703     2,392,808
EQ/Capital Guardian Research .....................      4,393,711     9,991,552
EQ/Capital Guardian U.S. Equity ..................      9,077,247     6,971,419
EQ/Emerging Market Equity ........................     12,668,346    10,451,592
EQ/Enterprise Equity .............................        353,646            17
EQ/Enterprise Equity Income ......................      1,536,203        46,326
EQ/Enterprise Growth .............................         46,767            --
EQ/Enterprise Growth and Income ..................        116,082        12,690
EQ/Enterprise Small Company Growth ...............        934,459           400
EQ/Enterprise Small Company Value ................      2,340,341        90,217
EQ/Equity 500 Index ..............................     10,896,743    24,700,483
EQ/Evergreen Omega ...............................      4,916,723     2,122,785
EQ/FI Mid Cap ....................................     17,462,503    14,873,435
EQ/FI Small/Mid Cap Value ........................     23,147,500    25,167,333
EQ/J.P. Morgan Core Bond .........................     14,620,548    13,611,589
EQ/Janus Large Cap Growth ........................      1,705,519     5,007,455
EQ/JP Morgan Value Opportunities .................      2,019,268     7,431,672
EQ/Lazard Small Cap Value ........................     20,760,778    10,066,427
EQ/Marsico Focus .................................     10,689,472    14,176,785
EQ/Mercury Basic Value Equity ....................     20,131,343    21,915,906
EQ/Mercury International Value ...................      7,969,745     7,778,887
EQ/MFS Emerging Growth Companies .................      1,457,298    20,586,480

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                      Purchases        Sales
                                   -------------- --------------
EQ/MFS Investors Trust .........    $  1,281,270   $  2,951,755
EQ/Money Market ................     107,512,467    144,274,255
EQ/Small Company Index .........      11,543,680      8,948,635

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Small/Mid Cap Growth. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



----------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
----------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
----------------------------------------------------------------------------
Shares -- Class B                  9,264,482      4,556,436
Value -- Class B              $   37,725,040    $37,725,040
Net Assets before merger      $   37,725,040    $ 9,542,558
Net Assets after merger                   --    $47,267,598
----------------------------------------------------------------------------

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


5. Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------
 May 2, 2003               Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/International            EQ/Alliance
                           Equity Index                International
--------------------------------------------------------------------------------
Shares -- Class B            1,832,374                    1,759,898
Value -- Class B           $12,975,048                 $ 12,975,048
Net Assets before merger   $12,975,048                 $ 94,141,424
Net Assets after merger             --                 $107,116,472
--------------------------------------------------------------------------------
                           EQ/Alliance Global          EQ/Alliance
                                                       International
--------------------------------------------------------------------------------
Shares -- Class A            1,084,954                    1,703,949
Shares -- Class B            6,806,901                   10,907,216
Value -- Class A           $12,888,903                 $ 12,888,903
Value -- Class B           $80,088,505                 $ 80,088,505
Net Assets before merger   $92,977,408                 $ 26,638,494
Net Assets after merger             --                 $119,615,902
--------------------------------------------------------------------------------

   Reorganizations

   The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

   The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:



                                                                  Asset-based                    Current     Maximum
                                                Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                Expense Risks       Charge          Charge        Charge     Charge
                                               --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .............................   0.90%           0.25%            --             1.15%       1.15%
Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued after
  August 13, 2001 .................... .....   1.10%           0.35%            0.25%          1.70%       1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction

BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each
                                      contract date anniversary.



Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value
Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn that         account value
                                      exceed 15% of account value. The charge begins at
                                      7% and declines by 1% each year.

                                      High -- During the first nine contract years, a
                                      charge is deducted from amounts withdrawn that
                                      exceed 15% of account value. The charge begins at
                                      8% and declines by 1% beginning in the third
                                      contract year.

BaseBuilder benefit charge            Low 0.15%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                          0.20%                                               Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                                       Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair value    Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ------------  --------------------  -----------  ---------------  ------------
AXA Aggressive Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.70             --                 --            --            7.44%
         Highest contract charges 1.70% Class B (r)     $ 11.72             --                 --            --            6.30%
         All contract charges                                --            192           $  2,040          2.74%             --

AXA Conservative Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.37             --                 --            --            3.74%
         Highest contract charges 1.70% Class B (r)     $ 10.74             --                 --            --            2.64%
         All contract charges                                --            437           $  4,511          4.73%             --

AXA Conservative-Plus Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.47             --                 --            --            4.93%
         Highest contract charges 1.70% Class B (r)     $ 11.02             --                 --            --            3.81%
         All contract charges                                --            635           $  6,596          4.57%             --

AXA Moderate Allocation(f)(o)
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 48.21             778          $ 37,532          2.49%           7.74%
  2003   1.15% Class A                                  $ 44.75             909          $ 40,667          2.21%          18.03%
  2002   1.15% Class A                                  $ 37.91           1,013          $ 38,398          1.51%        (13.51)%
  2001   1.15% Class A                                  $ 43.83             387          $ 16,962          3.81%         (5.51)%

AXA Moderate Allocation(f)(o)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 52.05              --                --            --            8.18%
         Highest contract charges 1.70% Class B (h)     $ 41.36              --                --            --            6.88%
         All contract charges                                --           8,374          $365,310          2.49%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 48.11              --                --            --           18.54%
         Highest contract charges 1.70% Class B (h)     $ 38.70              --                --            --           17.10%
         All contract charges                                --           9,104          $370,750          2.21%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 40.59              --                --            --         (13.16)%
         Highest contract charges 1.70% Class B (h)     $ 33.05              --                --            --         (14.21)%
         All contract charges                                --           9,708          $336,760          1.51%            --
  2001   Lowest contract charges 0.50% Class B (e)      $ 46.74              --                --            --          (5.28)%
         Highest contract charges 1.70% Class B (h)     $ 38.52              --                --            --          (1.04)%
         All contract charges                                --           5,678          $229,005          3.81%            --

AXA Moderate-Plus Allocation
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.71              --                --            --            7.46%
         Highest contract charges 1.70% Class B (r)     $ 11.71              --                --            --            6.32%
         All contract charges                                --           1,006          $ 10,701          4.09%             --

AXA Premier VIP Aggressive Equity
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 57.16             320          $ 18,274            --           11.08%
  2003   1.15% Class A                                  $ 51.45             387          $ 19,896            --           36.30%
  2002   1.15% Class A                                  $ 37.75             453          $ 17,100          0.01%        (29.52)%
  2001   1.15% Class A                                  $ 53.56             576          $ 30,851          0.35%        (25.85)%
  2000   1.15% Class A                                  $ 72.23             705          $ 50,922          0.23%        (14.12)%

AXA Premier VIP Aggressive Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 63.39              --                --            --           11.54%
         Highest contract charges 1.70% Class B (h)     $ 50.38              --                --            --           10.19%
         All contract charges                                --             770          $ 41,681            --              --

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair value    Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ------------  --------------------  -----------  ----------------  ----------
AXA Premier VIP Aggressive Equity (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 56.83              --                 --            --            36.82%
         Highest contract charges 1.70% Class B (h)     $ 45.72              --                 --            --            35.19%
         All contract charges                                --             852           $ 41,680            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 41.54              --                 --            --          (29.22)%
         Highest contract charges 1.70% Class B (h)     $ 33.82              --                 --            --          (30.09)%
         All contract charges                                               901           $ 32,521          0.01%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 58.69              --                 --            --          (21.78)%
         Highest contract charges 1.70% Class B (h)     $ 48.37              --                 --            --           (3.53)%
         All contract charges                                --           1,104           $ 56,840          0.35%             --
  2000   Lowest contract charges 1.15% Class B          $ 71.48              --                 --            --          (14.33)%
         Highest contract charges 1.60% Class B         $ 66.77              --                 --            --          (14.73)%
         All contract charges                                --           1,174           $ 82,192          0.23%             --

AXA Premier VIP Core Bond
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 11.49              --                 --            --             3.37%
         Highest contract charge 1.70% Class B (j)      $ 11.07              --                 --            --             2.12%
         All contract charges                                --           4,655           $ 51,923          3.67%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 11.11              --                 --            --             3.26%
         Highest contract charge 1.70% Class B (j)      $ 10.84              --                 --            --             1.98%
         All contract charges                                --           4,850           $ 52,844          3.33%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.76              --                 --            --             5.39%
         Highest contract charge 1.70% Class B (j)      $ 10.63              --                 --            --             4.22%
         All contract charges                                --           4,354           $ 46,418          5.86%              --

AXA Premier VIP Health Care
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 11.33              --                 --            --            11.57%
         Highest contract charge 1.70% Class B (j)      $ 10.93              --                 --            --            10.22%
         All contract charges                                --           1,500           $ 16,508          6.49%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.16              --                 --            --            27.48%
         Highest contract charge 1.70% Class B (j)      $  9.91              --                 --            --            25.92%
         All contract charges                                --           1,308           $ 13,030          1.19%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  7.97              --                 --            --          (19.41)%
         Highest contract charge 1.70% Class B (j)      $  7.87              --                 --            --          (20.42)%
         All contract charges                                --             908           $  7,164            --               --

AXA Premier VIP High Yield
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 31.20             132           $  4,123          6.32%            7.69%
  2003   1.15% Class A                                  $ 28.97             131           $  3,797          5.32%           21.47%
  2002   1.15% Class A                                  $ 23.85              93           $  2,218          8.92%          (3.84)%
  2001   1.15% Class A                                  $ 24.80             104           $  2,579         10.45%          (0.20)%
  2000   1.15% Class A                                  $ 24.85              71           $  1,764         10.90%          (9.70)%

AXA Premier VIP High Yield
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 34.38              --                 --            --             8.13%
         Highest contract charges 1.70% Class B (h)     $ 27.64              --                 --            --             6.82%
         All contract charges                                --           3,675           $106,800          6.32%              --

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                  Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units           Units         Net Assets      Investment        Total
                                                       Fair value  Outstanding (000's)    (000's)     Income ratio**    Return***
                                                      ------------ -------------------- ----------- -----------------  -------------
AXA Premier VIP High Yield (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 31.80             --                 --            --           21.93%
         Highest contract charges 1.70% Class B (h)     $ 25.87             --                 --            --           20.45%
         All contract charges                                --          3,767           $102,272          5.32%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 26.08             --                 --            --          (3.41)%
         Highest contract charges 1.70% Class B (h)     $ 21.48             --                 --            --          (4.58)%
         All contract charges                                --          3,455           $ 77,749          8.92%            --
  2001   Lowest contract charges 0.50% Class B (e)      $ 27.00             --                 --            --          (0.04)%
         Highest contract charges 1.70% Class B (h)     $ 22.51             --                 --            --          (1.24)%
         All contract charges                                --          3,435           $ 81,118         10.45%            --
  2000   Lowest contract charges 1.15% Class B          $ 24.59             --                 --            --          (9.93)%
         Highest contract charges 1.60% Class B         $ 23.07             --                 --            --         (10.34)%
         All contract charges                                --          2,776           $ 66,616         10.90%            --

AXA Premier VIP International Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 12.35             --                 --            --           17.32%
         Highest contract charge 1.70% Class B (j)      $ 11.90             --                 --            --           15.90%
         All contract charges                                --          1,633           $ 19,579          3.26%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.52             --                 --            --           33.72%
         Highest contract charge 1.70% Class B (j)      $ 10.27             --                 --            --           32.02%
         All contract charges                                --          1,417           $ 14,629          0.72%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  7.87             --                 --            --         (18.61)%
         Highest contract charge 1.70% Class B (j)      $  7.78             --                 --            --         (19.54)%
         All contract charges                                --            945           $  7,369            --              --

AXA Premier VIP Large Cap Core Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $ 10.72             --                 --            --            9.13%
         Highest contract charge 1.70% Class B (j)      $ 10.34             --                 --            --            7.81%
         All contract charges                                --            973           $ 10,142          4.39%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  9.83             --                 --            --           27.50%
         Highest contract charge 1.70% Class B (j)      $  9.59             --                 --            --           26.04%
         All contract charges                                --          1,019           $  9,823          0.15%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  7.71             --                 --            --         (22.59)%
         Highest contract charge 1.70% Class B (j)      $  7.61             --                 --            --         (23.59)%
         All contract charges                                --            810           $  6,177          0.36%            --

AXA Premier VIP Large Cap Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  9.44             --                 --            --            6.13%
         Highest contract charge 1.70% Class B (j)      $  9.10             --                 --            --            4.85%
         All contract charges                                --          1,855           $ 17,016            --              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  8.90             --                 --            --           30.12%
         Highest contract charge 1.70% Class B (j)      $  8.68             --                 --            --           28.40%
         All contract charges                                --          1,776           $ 15,491            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)       $  6.84             --                 --            --         (30.13)%
         Highest contract charge 1.70% Class B (j)      $  6.76             --                 --            --         (30.88)%
         All contract charges                                --          1,317           $  8,928            --              --

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 11.84             --                 --            --            13.85%
         Highest contract charge 1.70% Class B (j)     $ 11.42             --                 --            --            12.48%
         All contract charges                               --          1,724            $19,852          7.18%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 10.40             --                 --            --            30.33%
         Highest contract charge 1.70% Class B (j)     $ 10.15             --                 --            --            28.81%
         All contract charges                               --          1,563            $15,952          2.07%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  7.98             --                 --            --          (18.82)%
         Highest contract charge 1.70% Class B (j)     $  7.88             --                 --            --          (19.84)%
         All contract charges                               --          1,442            $11,400          0.69%              --

AXA Premier VIP Small/Mid Cap Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  9.70             --                 --            --            11.17%
         Highest contract charge 1.70% Class B (j)     $  9.35             --                 --            --             9.83%
         All contract charges                               --          2,748            $25,891          1.76%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  8.72             --                 --            --            39.52%
         Highest contract charge 1.70% Class B (j)     $  8.52             --                 --            --            37.86%
         All contract charges                               --          2,795            $23,920          1.76%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  6.25             --                 --            --          (36.61)%
         Highest contract charge 1.70% Class B (j)     $  6.18             --                 --            --          (37.26)%
         All contract charges                               --          1,766            $10,935            --               --

AXA Premier VIP Small/Mid Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 11.92             --                 --            --            14.61%
         Highest contract charge 1.70% Class B (j)     $ 11.49             --                 --            --            13.23%
         All contract charges                               --          2,950            $34,188          6.05%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $ 10.40             --                 --            --            39.95%
         Highest contract charge 1.70% Class B (j)     $ 10.15             --                 --            --            38.27%
         All contract charges                               --          2,491            $25,413          0.75%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  7.43             --                 --            --          (23.64)%
         Highest contract charge 1.70% Class B (j)     $  7.34             --                 --            --          (24.49)%
         All contract charges                               --          1,819            $13,389            --               --

AXA Premier VIP Technology(s)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  9.36             --                 --            --             4.46%
         Highest contract charge 1.70% Class B (j)     $  9.02             --                 --            --             3.20%
         All contract charges                               --          5,125            $46,563          1.09%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  8.96             --                 --            --            56.92%
         Highest contract charge 1.70% Class B (j)     $  8.74             --                 --            --            54.96%
         All contract charges                               --          1,064            $ 9,352          4.93%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (j)      $  5.71             --                 --            --          (44.02)%
         Highest contract charge 1.70% Class B (j)     $  5.64             --                 --            --          (44.65)%
         All contract charges                               --            344            $ 1,941            --               --

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  -------------------  ------------ ---------------- ------------
EQ/Alliance Common Stock
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 257.37           407          $104,744          0.97%          13.09%
  2003   1.15% Class A                                  $ 227.59           498          $113,310          1.34%          48.21%
  2002   1.15% Class A                                  $ 153.56           560          $ 85,993          0.05%         (33.94)%
  2001   1.15% Class A                                  $ 232.44           748          $173,865          2.20%         (11.55)%
  2000   1.15% Class A                                  $ 262.80           893          $234,680          0.49%         (15.01)%

EQ/Alliance Common Stock
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 304.68            --                --            --            13.55%
         Highest contract charges 1.70% Class B (h)     $ 214.55            --                --            --            12.18%
         All contract charges                                 --         2,356          $558,043          0.97%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 268.33            --                --            --            48.81%
         Highest contract charges 1.70% Class B (h)     $ 191.26            --                --            --            47.02%
         All contract charges                                 --         2,585          $543,840          1.34%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 180.32            --                --            --          (33.67)%
         Highest contract charges 1.70% Class B (h)     $ 130.09            --                --            --          (34.48)%
         All contract charges                                 --         2,775          $395,966          0.05%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 271.84            --                --            --           (9.43)%
         Highest contract charges 1.70% Class B (h)     $ 198.52            --                --            --           (5.22)%
         All contract charges                                 --         3,282          $714,043          2.20%             --
  2000   Lowest contract charges 1.15% Class B          $ 260.00            --                --            --          (15.40)%
         Highest contract charges 1.60% Class B         $ 232.08            --                --            --          (15.61)%
         All contract charges                                 --         3,290          $818,625          0.49%              --

EQ/Alliance Growth and Income
         Unit Value 1.15%*
  2004   1.15% Class A                                  $  29.50         1,692          $ 49,898          1.40%           11.38%
  2003   1.15% Class A                                  $  26.48         2,039          $ 54,010          1.08%           29.23%
  2002   1.15% Class A                                  $  20.49         2,361          $ 48,377          1.16%         (21.98)%
  2001   1.15% Class A                                  $  26.26         2,922          $ 76,732          0.84%          (2.45)%
  2000   1.15% Class A                                  $  26.92         3,126          $ 84,152          0.80%            7.72%

EQ/Alliance Growth and Income
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  31.15            --                --            --            11.83%
         Highest contract charges 1.70% Class B (h)     $  27.18            --                --            --            10.48%
         All contract charges                                 --        14,430          $404,887          1.40%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  27.85            --                --            --            29.80%
         Highest contract charges 1.70% Class B (h)     $  24.60            --                --            --            28.18%
         All contract charges                                 --        16,140          $408,824          1.08%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  21.46            --                --            --          (21.68)%
         Highest contract charges 1.70% Class B (h)     $  19.19            --                --            --          (22.60)%
         All contract charges                                 --        17,883          $352,335          1.16%              --
  2001   Lowest contract charges 0.50% Class B (e)      $  27.40            --                --            --             0.51%
         Highest contract charges 1.70% Class B (h)     $  24.79            --                --            --           (4.17)$
         All contract charges                                 --        18,876          $479,870          0.84%              --
  2000   Lowest contract charges 1.15% Class B          $  26.67            --                --            --             7.45%
         Highest contract charges 1.60% Class B         $  25.80            --                --            --             6.92%
         All contract charges                                 --        14,497          $381,166          0.80%              --

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Alliance Intermediate Government Securities
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 19.55             354          $  6,917          2.75%           1.02%
  2003   1.15% Class A                                  $ 19.35             460          $  8,893          3.27%           1.20%
  2002   1.15% Class A                                  $ 19.12           1,043          $ 19,942          5.01%           7.66%
  2001   1.15% Class A                                  $ 17.76             641          $ 11,384          5.10%           6.86%
  2000   1.15% Class A                                  $ 16.62             360          $  5,983          6.25%           7.92%

EQ/Alliance Intermediate Government Securities
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.98              --                --            --            1.43%
         Highest contract charges 1.70% Class B (h)     $ 17.76              --                --            --            0.21%
         All contract charges                                --           8,965          $164,292          2.75%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.69              --                --            --            1.61%
         Highest contract charges 1.70% Class B (h)     $ 17.72              --                --            --            0.41%
         All contract charges                                --          11,443          $208,796          3.27%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.36              --                --            --            8.06%
         Highest contract charges 1.70% Class B (h)     $ 17.65              --                --            --            6.71%
         All contract charges                                --          15,412          $279,403          5.01%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 18.84              --                --            --            6.58%
         Highest contract charges 1.70% Class B (h)     $ 16.54              --                --            --            1.56%
         All contract charges                                --           9,927          $168,636          5.10%             --
  2000   Lowest contract charges 1.15% Class B          $ 16.46              --                --            --            7.58%
         Highest contract charges 1.60% Class B         $ 15.75              --                --            --            7.14%
         All contract charges                                --           3,823          $ 61,666          6.25%             --

EQ/Alliance International (n) (q)
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 13.84           1,509          $ 20,882          1.85%          17.11%
  2003   1.15% Class A                                  $ 11.82           1,843          $ 21,775          1.80%          33.86%
  2002   1.15% Class A                                  $  8.83           1,978          $ 17,465            --         (10.90)%
  2001   1.15% Class A                                  $  9.91             816          $  8,087          1.65%        (23.76)%
  2000   1.15% Class A                                  $ 13.00             941          $ 12,233          0.44%        (23.89)%

EQ/Alliance International (n) (q)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.45              --                --            --           17.58%
         Highest contract charges 1.70% Class B (h)     $ 12.84              --                --            --           16.17%
         All contract charges                                --          10,920          $143,903          1.85%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 12.29              --                --            --           34.47%
         Highest contract charges 1.70% Class B (h)     $ 11.05              --                --            --           32.81%
         All contract charges                                --          11,827          $133,838          1.80%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.14              --                --            --         (10.57)%
         Highest contract charges 1.70% Class B (h)     $  8.32              --                --            --         (11.59)%
         All contract charges                                --          11,380          $ 96,673            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 10.22              --                --            --         (22.79)%
         Highest contract charges 1.70% Class B (h)     $  9.41              --                --            --          (4.18)%
         All contract charges                                --           2,236          $ 21,452          1.65%             --
  2000   Lowest contract charges 1.15% Class B          $ 12.89              --                --            --         (24.04)%
         Highest contract charges 1.60% Class B         $ 12.56              --                --            --         (24.38)%
         All contract charges                                --           1,968          $ 25,029          0.44%             --

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Alliance Premier Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  6.60             --                --            --             7.84%
         Highest contract charges 1.70% Class B (h)     $  6.16             --                --            --             6.54%
         All contract charges                                --         16,193          $101,176            --               --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  6.12             --                --            --            22.65%
         Highest contract charges 1.70% Class B (h)     $  5.78             --                --            --            21.19%
         All contract charges                                --         19,266          $112,705            --               --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  4.99             --                --            --          (31.55)%
         Highest contract charges 1.70% Class B (h)     $  4.77             --                --            --          (32.35)%
         All contract charges                                --         21,871          $105,934            --               --
  2001   Lowest contract charges 0.50% Class B (e)      $  7.29             --                --            --          (20.70)%
         Highest contract charges 1.70% Class B (h)     $  7.05             --                --            --           (7.60)%
         All contract charges                                --         26,235          $186,351          0.01%              --
  2000   Lowest contract charges 1.15% Class B          $  9.53             --                --            --          (19.31)%
         Highest contract charges 1.60% Class B         $  9.45             --                --            --          (19.71)%
         All contract charges                                --         23,442          $222,289          0.78%              --

EQ/Alliance Quality Bond
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 17.51             --                --            --             3.23%
         Highest contract charges 1.70% Class B (j)     $ 15.27             --                --            --             1.98%
         All contract charges                                --          1,526          $ 24,056          4.05%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 16.96             --                --            --             3.03%
         Highest contract charges 1.70% Class B (j)     $ 14.97             --                --            --             1.77%
         All contract charges                                --          1,523          $ 23,461          2.77%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 16.46             --                --            --             5.92%
         Highest contract charges 1.70% Class B (j)     $ 14.71             --                --            --             4.70%
         All contract charges                                --          1,469          $ 22,156          7.12%              --

EQ/Alliance Small Cap Growth (m)
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 15.89            358          $  5,682            --            12.96%
  2003   1.15% Class A                                  $ 14.06            402          $  5,658            --            39.62%
  2002   1.15% Class A                                  $ 10.07            428          $  4,310            --          (30.88)%
  2001   1.15% Class A                                  $ 14.57            497          $  7,241          1.13%         (14.04)%
  2000   1.15% Class A                                  $ 16.95            487          $  8,255            --            12.70%

EQ/Alliance Small Cap Growth (m)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 16.41             --                --            --            13.41%
         Highest contract charges 1.70% Class B (h)     $ 14.95             --                --            --            12.05%
         All contract charges                                --          7,402          $112,923            --               --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.47             --                --            --            40.21%
         Highest contract charges 1.70% Class B (h)     $ 13.34             --                --            --            38.54%
         All contract charges                                --          8,248          $112,020            --               --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.32             --                --            --          (30.55)%
         Highest contract charges 1.70% Class B (h)     $  9.63             --                --            --          (31.42)%
         All contract charges                                --          8,515          $ 83,261            --               --

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment        Total
                                                      Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  -------------------  -----------  ---------------- -------------
EQ/Alliance Small Cap Growth (m) (Continued)
  2001   Lowest contract charges 0.50% Class B (e)      $ 14.86             --                --            --           (6.61)%
         Highest contract charges 1.70% Class B (h)     $ 14.04             --                --            --           (1.81)%
         All contract charges                                --          7,897          $112,407          1.13%              --
  2000   Lowest contract charges 1.15% Class B          $ 16.81             --                --            --            12.37%
         Highest contract charges 1.60% Class B         $ 16.53             --                --            --            11.84%
         All contract charges                                --          5,684          $ 94,861            --               --

EQ/Bernstein Diversified Value (g)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.30             --                --            --            12.88%
         Highest contract charges 1.70% Class B (h)     $ 14.06             --                --            --            11.52%
         All contract charges                                --         11,146          $159,958          1.99%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 13.56             --                --            --            28.17%
         Highest contract charges 1.70% Class B (h)     $ 12.60             --                --            --            26.51%
         All contract charges                                --         11,483          $147,389          1.34%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.58             --                --            --          (14.05)%
         Highest contract charges 1.70% Class B (h)     $  9.96             --                --            --          (15.09)%
         All contract charges                                --         11,295          $114,230          1.40%              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 12.31             --                --            --           (1.89)%
         Highest contract charges 1.70% Class B (h)     $ 11.73             --                --            --           (1.18)%
         All contract charges                                --          8,329          $ 99,123          1.45%              --

EQ/Calvert Socially Responsible
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $  8.50             --                --            --             3.07%
         Highest contract charges 1.70% Class B (i)     $  7.96             --                --            --             1.83%
         All contract charges                                --            116          $    939            --               --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $  8.25             --                --            --            27.31%
         Highest contract charges 1.70% Class B (i)     $  7.82             --                --            --            25.72%
         All contract charges                                --            113          $    897            --               --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $  6.48             --                --            --          (26.78)%
         Highest contract charges 1.70% Class B (i)     $  6.22             --                --            --          (27.68)%
         All contract charges                                --            105          $    655            --               --
  2001   Lowest contract charges 0.50% Class B (i)      $  8.85             --                --            --             2.89%
         Highest contract charges 1.70% Class B (i)     $  8.60             --                --            --             2.48%
         All contract charges                                --             19          $    165            --               --

EQ/Capital Guardian Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 12.75             --                --            --             5.01%
         Highest contract charges 1.70% Class B (j)     $ 11.62             --                --            --             3.74%
         All contract charges                                --             89          $  1,059          0.48%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 12.14             --                --            --            23.38%
         Highest contract charges 1.70% Class B (j)     $ 11.20             --                --            --            21.87%
         All contract charges                                --            117          $  1,335          0.16%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $  9.84             --                --            --          (25.85)%
         Highest contract charges 1.70% Class B (j)     $  9.19             --                --            --          (26.66)%
         All contract charges                                --             52          $    489          0.28%              --

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 11.22            --                 --            --            13.04%
         Highest contract charges 1.70% Class B (j)     $ 10.47            --                 --            --            11.68%
         All contract charges                                --         1,331            $14,271          1.70%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $  9.92            --                 --            --            31.91%
         Highest contract charges 1.70% Class B (j)     $  9.38            --                 --            --            30.46%
         All contract charges                                --           807            $ 7,656          1.58%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $  7.52            --                 --            --          (14.55)%
         Highest contract charges 1.70% Class B (j)     $  7.19            --                 --            --          (15.61)%
         All contract charges                                --           348            $ 2,524          2.20%             --

EQ/Capital Guardian Research (p)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.87            --                 --            --            10.35%
         Highest contract charges 1.70% Class B (h)     $ 11.08            --                 --            --             9.02%
         All contract charges                                --         6,765            $76,328          0.61%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.76            --                 --            --            30.90%
         Highest contract charges 1.70% Class B (h)     $ 10.16            --                 --            --            29.26%
         All contract charges                                --         7,243            $74,735          0.42%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.22            --                 --            --          (25.07)%
         Highest contract charges 1.70% Class B (h)     $  7.86            --                 --            --          (25.99)%
         All contract charges                                --         7,687            $61,160          0.50%              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 10.97            --                 --            --             0.28%
         Highest contract charges 1.70% Class B (h)     $ 10.62            --                 --            --           (0.52)%
         All contract charges                                --           761            $ 8,134          0.24%              --
  2000   Lowest contract charges 1.15% Class B          $ 11.13            --                 --            --             4.70%
         Highest contract charges 1.60% Class B         $ 11.04            --                 --            --             4.15%
         All contract charges                                --           453            $ 5,016          1.01%              --

EQ/Capital Guardian U.S. Equity (l)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.65            --                 --            --             8.78%
         Highest contract charges 1.70% Class B (h)     $ 10.87            --                 --            --             7.47%
         All contract charges                                --         4,000            $44,150          0.48%              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.71            --                 --            --            35.73%
         Highest contract charges 1.70% Class B (h)     $ 10.12            --                 --            --            34.02%
         All contract charges                                --         3,767            $38,585          0.32%              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  7.89            --                 --            --          (24.06)%
         Highest contract charges 1.70% Class B (h)     $  7.55            --                 --            --          (24.96)%
         All contract charges                                --         2,882            $21,951          0.51%              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 10.39            --                 --            --             0.29%
         Highest contract charges 1.70% Class B (h)     $ 10.06            --                 --            --           (1.08)%
         All contract charges                                --         1,152            $11,661          0.36%              --
  2000   Lowest contract charges 1.15% Class B          $ 10.54            --                 --            --             2.43%
         Highest contract charges 1.60% Class B         $ 10.46            --                 --            --             1.95%
         All contract charges                                --           602            $ 6,313          1.89%              --

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  --------------------  -----------  --------------- ------------
EQ/Emerging Markets Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.34             --                 --            --           23.06%
         Highest contract charges 1.70% Class B (h)     $ 10.37             --                 --            --           21.58%
         All contract charges                                --          5,252           $ 55,642          0.66%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.21             --                 --            --           55.05%
         Highest contract charges 1.70% Class B (h)     $  8.53             --                 --            --           53.42%
         All contract charges                                --          5,023           $ 43,647          0.80%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  5.94             --                 --            --          (6.31)%
         Highest contract charges 1.70% Class B (h)     $  5.56             --                 --            --          (7.65)%
         All contract charges                                --          5,016           $ 28,360            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $  6.34             --                 --            --          (4.62)%
         Highest contract charges 1.70% Class B (h)     $  6.02             --                 --            --          (6.50)%
         All contract charges                                --          4,414           $ 26,903            --              --
  2000   Lowest contract charges 1.15% Class B          $  6.57             --                 --            --         (40.76)%
         Highest contract charges 1.60% Class B         $  6.47             --                 --            --         (41.02)%
         All contract charges                                --          4,227           $ 27,574          8.29%             --

EQ/Enterprise Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $ 19.57             --                 --            --           12.32%
         Highest contract charges 1.70% Class B (t)     $ 16.03             --                 --            --           12.07%
         All contract charges                                --             21           $    359            --              --

EQ/Enterprise Equity Income
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  5.96             --                 --            --            9.05%
         Highest contract charges 1.70% Class B (t)     $  5.54             --                 --            --            8.80%
         All contract charges                                --            266           $  1,503          3.48%             --

EQ/Enterprise Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  4.67             --                 --            --            7.93%
         Highest contract charges 1.70% Class B (t)     $  4.34             --                 --            --            7.69%
         All contract charges                                --             11           $     48          0.51%             --

EQ/Enterprise Growth and Income
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  5.44             --                 --            --           11.67%
         Highest contract charges 1.70% Class B (t)     $  5.05             --                 --            --           11.43%
         All contract charges                                --             20           $    106          4.29%             --

EQ/Enterprise Small Company Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $  8.04             --                 --            --           14.09%
         Highest contract charges 1.70% Class B (t)     $  7.46             --                 --            --           13.83%
         All contract charges                                --            123           $    937            --              --

EQ/Enterprise Small Company Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (t)      $ 26.24             --                 --            --           13.51%
         Highest contract charges 1.70% Class B (t)     $ 21.50             --                 --            --           13.26%
         All contract charges                                --            102           $  2,292          9.32%             --

EQ/Equity 500 Index (d)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 28.13             --                 --            --            9.68%
         Highest contract charges 1.70% Class B (h)     $ 24.66             --                 --            --            8.36%
         All contract charges                                --          6,511           $165,823          1.38%             --

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value  Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (d) (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 25.65             --                 --            --           27.21%
         Highest contract charges 1.70% Class B (h)     $ 22.76             --                 --            --           25.68%
         All contract charges                                --          7,083           $166,206          1.27%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 20.16             --                 --            --         (22.79)%
         Highest contract charges 1.70% Class B (h)     $ 18.11             --                 --            --         (23.72)%
         All contract charges                                --          7,353           $136,951          0.91%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 26.11             --                 --            --         (10.08)%
         Highest contract charges 1.70% Class B (h)     $ 23.74             --                 --            --          (3.86)%
         All contract charges                                --          7,629           $185,741          0.83%             --
  2000   Lowest contract charges 1.15% Class B          $ 28.57             --                 --            --         (10.83)%
         Highest contract charges 1.60% Class B         $ 27.69             --                 --            --         (11.24)%
         All contract charges                                --          7,284           $205,209          1.93%             --

EQ/Evergreen Omega
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.77             --                 --            --            6.51%
         Highest contract charges 1.70% Class B (h)     $  8.15             --                 --            --            5.22%
         All contract charges                                --          1,548           $ 12,815          0.31%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.23             --                 --            --           37.40%
         Highest contract charges 1.70% Class B (h)     $  7.75             --                 --            --           35.94%
         All contract charges                                --          1,184           $  9,300            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  5.99             --                 --            --         (24.37)%
         Highest contract charges 1.70% Class B (h)     $  5.70             --                 --            --         (25.40)%
         All contract charges                                --            834           $  4,799            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $  7.92             --                 --            --         (14.95)%
         Highest contract charges 1.70% Class B (h)     $  7.64             --                 --            --          (3.10)%
         All contract charges                                --            537           $  4,131          0.01%             --
  2000   Lowest contract charges 1.15% Class B          $  9.47             --                 --            --         (12.64)%
         Highest contract charges 1.60% Class B         $  9.38             --                 --            --         (13.15)%
         All contract charges                                --            279           $  2,631          0.28%             --

EQ/FI Mid Cap
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 11.56             --                 --            --           15.45%
         Highest contract charges 1.70% Class B (h)     $ 10.97             --                 --            --           14.06%
         All contract charges                                --          7,409           $ 82,301          6.20%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.01             --                 --            --           42.80%
         Highest contract charges 1.70% Class B (h)     $  9.62             --                 --            --           41.26%
         All contract charges                                --          7,550           $ 73,326            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  7.01             --                 --            --         (18.87)%
         Highest contract charges 1.70% Class B (h)     $  6.81             --                 --            --         (19.89)%
         All contract charges                                --          6,335           $ 43,450          0.02%             --
  2001   Lowest contract charges 0.50% Class B (e)      $  8.64             --                 --            --         (10.50)%
         Highest contract charges 1.70% Class B (h)     $  8.50             --                 --            --          (3.69)%
         All contract charges                                --          3,310           $ 28,214          0.19%             --
  2000   Lowest contract charges 1.15% Class B          $ 10.00             --                 --            --            0.05%
         Highest contract charges 1.60% Class B (c)     $  9.99             --                 --            --          (0.10)%
         All contract charges                                --            309           $  3,088          0.45%             --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      ------------  -------------------  -----------  ---------------  ------------
EQ/FI Small/Mid Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.38              --                  --          --           17.26%
         Highest contract charges 1.70% Class B (h)     $ 14.02              --                  --          --           15.84%
         All contract charges                                --          11,078            $158,871        9.30%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 13.12              --                  --          --           32.65%
         Highest contract charges 1.70% Class B (h)     $ 12.10              --                  --          --           30.94%
         All contract charges                                --          12,192            $150,515        0.37%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.89              --                  --          --         (15.18)%
         Highest contract charges 1.70% Class B (h)     $  9.24              --                  --          --         (16.15)%
         All contract charges                                --          12,999            $122,134        0.57%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 11.66              --                  --          --            6.89%
         Highest contract charges 1.70% Class B (h)     $ 11.02              --                  --          --          (2.28)%
         All contract charges                                --           8,376            $ 93,606        0.80%             --
  2000   Lowest contract charges 1.15% Class B          $ 11.00              --                  --          --            3.97%
         Highest contract charges 1.60% Class B         $ 10.82              --                  --          --            3.52%
         All contract charges                                --           2,995            $ 32,832        0.95%             --

EQ/J.P. Morgan Core Bond
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.70              --                  --          --            3.58%
         Highest contract charges 1.70% Class B (j)     $ 13.50              --                  --          --            2.33%
         All contract charges                                --           3,575            $ 49,206        4.28%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.19              --                  --          --            2.84%
         Highest contract charges 1.70% Class B (j)     $ 13.20              --                  --          --            1.62%
         All contract charges                                --           3,606            $ 48,363        3.08%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 13.80              --                  --          --            7.56%
         Highest contract charges 1.70% Class B (j)     $ 12.99              --                  --          --            6.30%
         All contract charges                                --           3,470            $ 45,666        9.56%             --

EQ/Janus Large Cap Growth
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  6.25              --                  --          --           11.59%
         Highest contract charges 1.70% Class B (h)     $  5.93              --                  --          --           10.24%
         All contract charges                                --           3,682            $ 22,024        0.24%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  5.60              --                  --          --           25.28%
         Highest contract charges 1.70% Class B (h)     $  5.38              --                  --          --           23.70%
         All contract charges                                --           4,238            $ 22,937          --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  4.47              --                  --          --         (30.70)%
         Highest contract charges 1.70% Class B (h)     $  4.35              --                  --          --         (31.50)%
         All contract charges                                --           4,684            $ 20,463          --              --
  2001   Lowest contract charges 0.50% Class B (e)      $  6.45              --                  --          --         (20.01)%
         Highest contract charges 1.70% Class B (h)     $  6.35              --                  --          --          (5.45)%
         All contract charges                                --           3,726            $ 23,722        0.01%             --
  2000   Lowest contract charges 1.15% Class B (c)      $  8.40              --                  --          --         (16.00)%
         Highest contract charges 1.60% Class B (c)     $  8.39              --                  --          --         (16.13)%
         All contract charges                                --             813            $  6,822        0.29%             --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------  --------------------  -----------  ---------------  ------------
EQ/JP Morgan Value Opportunities
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.10             --                  --           --           10.33%
         Highest contract charges 1.70% Class B (j)     $ 12.84             --                  --           --            9.00%
         All contract charges                                --          3,179            $ 41,949         1.24%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 12.78             --                  --           --           26.16%
         Highest contract charges 1.70% Class B (j)     $ 11.78             --                  --           --           24.66%
         All contract charges                                --          3,611            $ 43,576         1.33%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 10.13             --                  --           --         (19.41)%
         Highest contract charges 1.70% Class B (h)     $  9.45             --                  --           --         (20.46)%
         All contract charges                                --          3,936            $ 37,988         1.31%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 12.57             --                  --           --          (5.97)%
         Highest contract charges 1.70% Class B (h)     $ 11.88             --                  --           --          (4.52)%
         All contract charges                                --          4,173            $ 50,494         0.93%             --
  2000   Lowest contract charges 1.15% Class B          $ 13.24             --                  --           --            5.58%
         Highest contract charges 1.60% Class B         $ 13.02             --                  --           --            5.08%
         All contract charges                                --          3,941            $ 51,930         0.96%             --

EQ/Lazard Small Cap Value
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 17.65             --                  --           --           16.52%
         Highest contract charges 1.70% Class B (j)     $ 16.22             --                  --           --           15.12%
         All contract charges                                --          2,865            $ 47,417        11.17%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 15.15             --                  --           --           36.75%
         Highest contract charges 1.70% Class B (j)     $ 14.09             --                  --           --           35.07%
         All contract charges                                --          2,435            $ 34,939         1.25%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 11.08             --                  --           --         (14.04)%
         Highest contract charges 1.70% Class B (j)     $ 10.43             --                  --           --         (15.00)%
         All contract charges                                --          1,821            $ 19,297         0.98%             --

EQ/Marsico Focus
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $ 14.36             --                  --           --            9.96%
         Highest contract charges 1.70% Class B (i)     $ 13.79             --                  --           --            8.63%
         All contract charges                                --          4,111            $ 57,243           --              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $ 13.06             --                  --           --           30.45%
         Highest contract charges 1.70% Class B (i)     $ 12.69             --                  --           --           28.83%
         All contract charges                                --          4,335            $ 55,413           --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (i)      $ 10.01             --                  --           --         (11.96)%
         Highest contract charges 1.70% Class B (i)     $  9.85             --                  --           --         (13.06)%
         All contract charges                                --          2,259            $ 22,327         0.07%             --
  2001   Lowest contract charges 0.50% Class B (i)      $ 11.37             --                  --           --           13.37%
         Highest contract charges 1.70% Class B (i)     $ 11.33             --                  --           --           12.98%
         All contract charges                                --            100            $  1,134           --              --

EQ/Mercury Basic Value Equity
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 21.32             --                  --           --           10.02%
         Highest contract charges 1.70% Class B (h)     $ 19.43             --                  --           --            8.69%
         All contract charges                                --          9,215            $183,445         4.97%             --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair value    Outstanding (000's)    (000's)     Income ratio**    Return***
                                                      ------------  -------------------  -----------   ---------------   -----------
EQ/Mercury Basic Value Equity (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 19.38              --                 --            --           30.58%
         Highest contract charges 1.70% Class B (h)     $ 17.87              --                 --            --           28.95%
         All contract charges                                --           9,649           $176,210          0.52%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.84              --                 --            --         (17.09)%
         Highest contract charges 1.70% Class B (h)     $ 13.86              --                 --            --         (18.08)%
         All contract charges                                --          10,203           $143,976          1.11%             --
  2001   Lowest contract charges 0.50% Class B (e)      $ 17.90              --                 --            --            6.06%
         Highest contract charges 1.70% Class B (h)     $ 16.92              --                 --            --            1.74%
         All contract charges                                --           9,018           $154,914          3.75%             --
  2000   Lowest contract charges 1.15% Class B          $ 16.64              --                 --            --           10.49%
         Highest contract charges 1.60% Class B         $ 16.37              --                 --            --           10.01%
         All contract charges                                --           5,957           $ 98,545          5.49%             --

EQ/Mercury International Value (k)
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 18.04              --                 --            --           21.04%
         Highest contract charges 1.70% Class B (j)     $ 16.44              --                 --            --           19.58%
         All contract charges                                --           3,618           $ 60,866          1.58%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 14.90              --                 --            --           27.35%
         Highest contract charges 1.70% Class B (j)     $ 13.75              --                 --            --           25.92%
         All contract charges                                --           3,627           $ 50,907          2.27%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (j)      $ 11.70              --                 --            --         (15.83)%
         Highest contract charges 1.70% Class B (j)     $ 10.92              --                 --            --         (16.83)%
         All contract charges                                --           3,783           $ 42,071          0.97%             --

EQ/MFS Emerging Growth Companies
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 14.09              --                 --            --           12.06%
         Highest contract charges 1.70% Class B (h)     $ 12.84              --                 --            --           10.71%
         All contract charges                                --           8,819           $116,063            --              --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 12.58              --                 --            --           28.76%
         Highest contract charges 1.70% Class B (h)     $ 11.60              --                 --            --           27.17%
         All contract charges                                --          10,270           $121,717            --              --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.77              --                 --            --         (34.70)%
         Highest contract charges 1.70% Class B (h)     $  9.12              --                 --            --         (35.46)%
         All contract charges                                --          11,520           $107,073            --              --
  2001   Lowest contract charges 0.50% Class B (e)      $ 14.96              --                 --            --         (31.09)%
         Highest contract charges 1.70% Class B (h)     $ 14.13              --                 --            --          (4.17)%
         All contract charges                                --          14,562           $209,039          0.02%             --
  2000   Lowest contract charges 1.15% Class B          $ 22.25              --                 --            --         (19.79)%
         Highest contract charges 1.60% Class B         $ 21.88              --                 --            --         (20.15)%
         All contract charges                                --          15,137           $334,370          2.00%             --

EQ/MFS Investors Trust
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.45              --                 --            --           10.84%
         Highest contract charges 1.70% Class B (h)     $  8.79              --                 --            --            9.51%
         All contract charges                                --           1,772           $ 15,816          0.55%             --

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)    (000's)    Income ratio**    Return***
                                                      ------------  -------------------  ----------   --------------   ------------
EQ/MFS Investors Trust (Continued)
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  8.53             --                  --           --           21.51%
         Highest contract charges 1.70% Class B (h)     $  8.03             --                  --           --           20.03%
         All contract charges                                --          1,959            $ 15,936         0.61%             --
  2002   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  7.02             --                  --           --         (21.48)%
         Highest contract charges 1.70% Class B (h)     $  6.69             --                  --           --         (22.39)%
         All contract charges                                --          2,068            $ 13,976         0.52%             --
  2001   Lowest contract charges 0.50% Class B (e)      $  8.94             --                  --           --         (14.02)%
         Highest contract charges 1.70% Class B (h)     $  8.62             --                  --           --          (3.66)%
         All contract charges                                --          2,161            $ 18,760         0.42%             --
  2000   Lowest contract charges 1.15% Class B          $ 10.55             --                  --           --          (1.86)%
         Highest contract charges 1.60% Class B         $ 10.45             --                  --           --          (2.34)%
         All contract charges                                --          1,746            $ 18,320         0.45%             --

EQ/Money Market
         Unit Value 1.15%*
  2004   1.15% Class A                                  $ 30.08            344            $ 10,358         0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12            444            $ 13,368         0.56%         (0.34)%
  2002   1.15% Class A                                  $ 30.22            863            $ 26,080         1.15%           0.33%
  2001   1.15% Class A                                  $ 30.12            954            $ 28,734         3.96%           2.66%
  2000   1.15% Class A                                  $ 29.34            817            $ 23,971         5.16%           5.01%

EQ/Money Market
  2004   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (e)      $ 38.75             --                  --           --            0.78%
         Highest contract charges 1.70% Class B (h)     $ 25.92             --                  --           --          (0.94)%
         All contract charges                                --          4,624            $127,203         0.79%             --
  2003   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (e)      $ 38.46             --                  --           --            0.56%
         Highest contract charges 1.70% Class B (h)     $ 26.17             --                  --           --          (1.14)%
         All contract charges                                --          5,810            $160,985         0.56%             --
  2002   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (e)      $ 38.24             --                  --           --            1.24%
         Highest contract charges 1.70% Class B (h)     $ 26.47             --                  --           --          (0.48)%
         All contract charges                                --          8,542            $238,649         1.15%             --
  2001   Lowest contract charges 0.00% Class B (e)      $ 37.77             --                  --           --            3.56%
         Highest contract charges 1.70% Class B (h)     $ 26.60             --                  --           --            0.21%
         All contract charges                                --          9,646            $269,409         3.96%             --
  2000   Lowest contract charges 0.00% Class B          $ 36.47             --                  --           --            5.99%
         Highest contract charges 1.60% Class B         $ 26.65             --                  --           --            4.31%
         All contract charges                                --          5,287            $146,877         5.16%             --

EQ/Small Company Index                                                                                               --
  2004   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.24             --                  --           --           17.08%
         Highest contract charges 1.70% Class B (h)     $ 14.00             --                  --           --           15.67%
         All contract charges                                --          2,744            $ 39,236         3.93%             --
  2003   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 13.02             --                  --           --           45.15%
         Highest contract charges 1.70% Class B (h)     $ 12.10             --                  --           --           43.36%
         All contract charges                                --             --            $ 32,226         0.31%             --
  2002   Unit Value 0.50% to 1.70%*                                      2,615
         Lowest contract charges 0.50% Class B (e)      $  8.97             --                  --           --          (21.32)%
         Highest contract charges 1.70% Class B (h)     $  8.44             --                  --           --          (22.29)%
         All contract charges                                --          2,065            $ 17,685         0.55%             --

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2004


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair value   Outstanding (000's)     (000's)    Income ratio**    Return***
                                                      -----------   -------------------  -----------   --------------   ----------
EQ/Small Company Index (Continued)
  2001   Lowest contract charges 0.50% Class B (e)      $ 11.40             --                 --            --           6.23%
         Highest contract charges 1.70% Class B (h)     $ 10.86             --                 --            --           1.92%
         All contract charges                                --          1,820            $20,008          0.62%            --
  2000   Lowest contract charges 1.15% Class B          $ 11.01             --                 --            --         (4.43)%
         Highest contract charges 1.60% Class B         $ 10.86             --                 --            --         (4.94)%
         All contract charges                                --          1,511            $16,535          7.39%            --

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(e) Units were made available for sale on January 2, 2001.
(f) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(g) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(h) Units were made available for sale on August 13, 2001.
(i) Units were made available for sale on September 4, 2001.
(j) Units were made available on January 14, 2002.
(k) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(l) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(m) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(n) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002.
(o) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(p) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(q) A substitution of EQ/International Equity Index Portfolio and EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).
(r) Units were made available for sale on February 13, 2004.
(s) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(t) Units were made available for sale on October 25, 2004.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.....................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004..................................................  FSA-3
   Statements of Operations for the Year Ended December 31, 2004............................................ FSA-25
   Statements of Changes in Net Assets for the Years Ended December 31, 2004 and 2003....................... FSA-33
   Notes to Financial Statements............................................................................ FSA-46


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003...................................................   F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2004, 2003 and 2002.........................   F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
   Years Ended December 31, 2004, 2003 and 2002..............................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003 and 2002.......................   F-5
   Notes to Consolidated Financial Statements................................................................   F-7

                                     FSA-1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                       AXA Aggressive  AXA Conservative    AXA Conservative-Plus
                                                         Allocation       Allocation             Allocation
                                                      --------------- ------------------  -----------------------
Assets:
Investment in shares of The Trusts, at fair value.     $227,358,135       $95,960,564           $198,875,704
Receivable for The Trusts shares sold ............               --                --                     --
Receivable for policy-related transactions .......        1,008,557           406,187                271,033
                                                       ------------       -----------           ------------
  Total assets ...................................      228,366,692        96,366,751            199,146,737
                                                       ------------       -----------           ------------
Liabilities:
Payable for The Trusts shares purchased ..........        1,008,557           406,187                271,033
Payable for policy-related transactions ..........               --                --                     --
                                                       ------------       -----------           ------------
  Total liabilities ..............................        1,008,557           406,187                271,033
                                                       ------------       -----------           ------------
Net Assets .......................................     $227,358,135       $95,960,564           $198,875,704
                                                       ============       ===========           ============
Accumulation Units ...............................     $227,193,989       $95,766,820           $198,701,080
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          164,146           193,744                174,624
                                                       ------------       -----------           ------------
Total net assets .................................     $227,358,135       $95,960,564           $198,875,704
                                                       ============       ===========           ============
Investments in shares of The Trusts, at cost .....     $209,547,094       $94,613,830           $192,434,602
The Trusts shares held
 Class A .........................................            5,097             5,211                  5,197
 Class B .........................................       18,279,004         8,876,168             17,713,473


                                                       AXA Moderate    AXA Moderate-Plus     AXA Premier VIP
                                                        Allocation         Allocation       Aggressive Equity
                                                    ----------------- -------------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value    $1,705,244,554       $955,535,662        $120,084,747
Receivable for The Trusts shares sold ............               --                 --               6,714
Receivable for policy-related transactions .......        4,483,894          4,092,915                  --
                                                     --------------       ------------        ------------
  Total assets ...................................    1,709,728,448        959,628,577         120,091,461
                                                     --------------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........        4,483,894          4,092,915                  --
Payable for policy-related transactions ..........               --                 --               6,714
                                                     --------------       ------------        ------------
  Total liabilities ..............................        4,483,894          4,092,915               6,714
                                                     --------------       ------------        ------------
Net Assets .......................................   $1,705,244,554       $955,535,662        $120,084,747
                                                     ==============       ============        ============
Accumulation Units ...............................   $1,705,138,216       $955,400,109        $119,924,686
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          106,338            135,553             160,061
                                                     --------------       ------------        ------------
Total net assets .................................   $1,705,244,554       $955,535,662        $120,084,747
                                                     ==============       ============        ============
Investments in shares of The Trusts, at cost .....   $1,587,900,596       $897,889,807        $125,388,384
The Trusts shares held
 Class A .........................................               --              5,148                  --
 Class B .........................................      110,538,672         77,987,932           4,820,243

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         AXA Premier VIP  AXA Premier VIP   AXA Premier VIP       AXA Premier VIP
                                                            Core Bond       Health Care        High Yield      International Equity
                                                        ---------------- ----------------- -----------------  ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $609,191,659      $196,522,651      $860,775,135         $242,580,713
Receivable for The Trusts shares sold .................             --                --                --                   --
Receivable for policy-related transactions ............        578,657            88,967           640,766            1,469,760
                                                          ------------      ------------      ------------         ------------
  Total assets ........................................    609,770,316       196,611,618       861,415,901          244,050,473
                                                          ------------      ------------      ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ...............        578,657            88,967           640,766            1,469,760
Payable for policy-related transactions ...............             --                --                --                   --
                                                          ------------      ------------      ------------         ------------
  Total liabilities ...................................        578,657            88,967           640,766            1,469,760
                                                          ------------      ------------      ------------         ------------
Net Assets ............................................   $609,191,659      $196,522,651      $860,775,135         $242,580,713
                                                          ============      ============      ============         ============
Accumulation Units ....................................   $609,071,948      $196,381,326      $860,727,303         $242,451,811
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................        119,711           141,325            47,832              128,902
                                                          ------------      ------------      ------------         ------------
Total net assets ......................................   $609,191,659      $196,522,651      $860,775,135         $242,580,713
                                                          ============      ============      ============         ============
Investments in shares of The Trusts, at cost ..........   $611,320,274      $178,890,286      $870,139,074         $204,025,486
The Trusts shares held
 Class A ..............................................             --                --                --                   --
 Class B ..............................................     58,470,843        18,368,085       150,725,108           20,016,459


                                                             AXA Premier VIP       AXA Premier VIP      AXA Premier VIP
                                                          Large Cap Core Equity   Large Cap Growth      Large Cap Value
                                                         ----------------------- ------------------    -----------------
Assets:
Investment in shares of The Trusts, at fair value .....        $135,769,357         $275,274,718          $342,252,622
Receivable for The Trusts shares sold .................                  --                   --                    --
Receivable for policy-related transactions ............              32,581              827,996               411,186
                                                               ------------         ------------          ------------
  Total assets ........................................         135,801,938          276,102,714           342,663,808
                                                               ------------         ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ...............              32,581              827,996               411,186
Payable for policy-related transactions ...............                  --                   --                    --
                                                               ------------         ------------          ------------
  Total liabilities ...................................              32,581              827,996               411,186
                                                               ------------         ------------          ------------
Net Assets ............................................        $135,769,357         $275,274,718          $342,252,622
                                                               ============         ============          ============
Accumulation Units ....................................        $135,571,171         $275,157,012          $342,105,113
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................             198,186              117,706               147,509
                                                               ------------         ------------          ------------
Total net assets ......................................        $135,769,357         $275,274,718          $342,252,622
                                                               ============         ============          ============
Investments in shares of The Trusts, at cost ..........        $117,937,845         $236,999,495          $299,696,292
The Trusts shares held
 Class A ..............................................                  --                   --                    --
 Class B ..............................................          13,084,743           28,720,271            31,145,050

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            AXA Premier VIP       AXA Premier VIP     AXA Premier VIP
                                                         Small/Mid Cap Growth   Small/Mid Cap Value      Technology
                                                        ---------------------- --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $346,611,734           $353,192,326        $228,760,941
Receivable for The Trusts shares sold .................            30,365                     --                  --
Receivable for policy-related transactions ............                --                 52,899              84,627
                                                             ------------           ------------        ------------
  Total assets ........................................       346,642,099            353,245,225         228,845,568
                                                             ------------           ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                 52,899              84,627
Payable for policy-related transactions ...............            30,365                     --                  --
                                                             ------------           ------------        ------------
  Total liabilities ...................................            30,365                 52,899              84,627
                                                             ------------           ------------        ------------
Net Assets ............................................      $346,611,734           $353,192,326        $228,760,941
                                                             ============           ============        ============
Accumulation Units ....................................      $346,527,771           $353,096,467        $228,436,422
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................            83,963                 95,859             324,519
                                                             ------------           ------------        ------------
Total net assets ......................................      $346,611,734           $353,192,326        $228,760,941
                                                             ============           ============        ============
Investments in shares of The Trusts, at cost ..........      $284,038,309           $294,993,304        $206,690,080
The Trusts shares held
 Class A ..............................................                --                     --                  --
 Class B ..............................................        36,283,178             31,010,189          24,878,614


                                                                                                EQ/Alliance
                                                                                                Intermediate
                                                           EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                           Common Stock    Growth and Income     Securities    International
                                                        ----------------- ------------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....  $1,197,864,402       $651,517,765     $340,358,555    $371,494,005
Receivable for The Trusts shares sold .................              --                 --               --              --
Receivable for policy-related transactions ............         819,986            438,537           66,868       1,013,697
                                                         --------------       ------------     ------------    ------------
  Total assets ........................................   1,198,684,388        651,956,302      340,425,423     372,507,702
                                                         --------------       ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ...............         805,197            438,537           66,868       1,013,697
Payable for policy-related transactions ...............              --                 --               --              --
                                                         --------------       ------------     ------------    ------------
  Total liabilities ...................................         805,197            438,537           66,868       1,013,697
                                                         --------------       ------------     ------------    ------------
Net Assets ............................................  $1,197,879,191       $651,517,765     $340,358,555    $371,494,005
                                                         ==============       ============     ============    ============
Accumulation Units ....................................  $1,197,776,660       $651,422,384     $340,095,830    $371,190,042
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         102,531             95,381          262,725         303,963
                                                         --------------       ------------     ------------    ------------
Total net assets ......................................  $1,197,879,191       $651,517,765     $340,358,555    $371,494,005
                                                         ==============       ============     ============    ============
Investments in shares of The Trusts, at cost ..........  $1,218,588,050       $540,882,194     $352,080,216    $294,472,181
The Trusts shares held
 Class A ..............................................              --                 --               --              --
 Class B ..............................................      68,894,850         35,571,002       34,243,152      33,697,615

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    Premier Growth   Quality Bond   Small Cap Growth
                                                   ---------------- -------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value    $350,565,529    $310,172,572     $401,230,277
Receivable for The Trusts shares sold ............         23,549              --          176,242
Receivable for policy-related transactions .......             --         305,764               --
                                                     ------------    ------------     ------------
  Total assets ...................................    350,589,078     310,478,336      401,406,519
                                                     ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --         305,764               --
Payable for policy-related transactions ..........         23,549              --          176,242
                                                     ------------    ------------     ------------
  Total liabilities ..............................         23,549         305,764          176,242
                                                     ------------    ------------     ------------
Net Assets .......................................   $350,565,529    $310,172,572     $401,230,277
                                                     ============    ============     ============
Accumulation Units ...............................   $349,068,462    $310,125,931     $400,895,038
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      1,497,067          46,641          335,239
                                                     ------------    ------------     ------------
Total net assets .................................   $350,565,529    $310,172,572     $401,230,277
                                                     ============    ============     ============
Investments in shares of The Trusts, at cost .....   $393,474,537    $314,192,954     $347,354,660
The Trusts shares held
 Class A .........................................             --              --               --
 Class B .........................................     52,157,937      30,568,782       28,075,781


                                                                         EQ/Calvert     EQ/Capital     EQ/Capital
                                                       EQ/Bernstein       Socially       Guardian       Guardian
                                                    Diversified Value   Responsible       Growth      International
                                                   ------------------- ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $1,278,737,438    $31,915,621   $245,121,143    $544,384,662
Receivable for The Trusts shares sold ............                --         14,386             --              --
Receivable for policy-related transactions .......           857,811             --        861,678         685,211
                                                      --------------    -----------   ------------    ------------
  Total assets ...................................     1,279,595,249     31,930,007    245,982,821     545,069,873
                                                      --------------    -----------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           857,811             --        861,678         685,211
Payable for policy-related transactions ..........                --         14,386             --              --
                                                      --------------    -----------   ------------    ------------
  Total liabilities ..............................           857,811         14,386        861,678         685,211
                                                      --------------    -----------   ------------    ------------
Net Assets .......................................    $1,278,737,438    $31,915,621   $245,121,143    $544,384,662
                                                      ==============    ===========   ============    ============
Accumulation Units ...............................    $1,278,594,610    $31,705,164   $244,374,666    $543,897,176
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................           142,828        210,457        746,477         487,486
                                                      --------------    -----------   ------------    ------------
Total net assets .................................    $1,278,737,438    $31,915,621   $245,121,143    $544,384,662
                                                      ==============    ===========   ============    ============
Investments in shares of The Trusts, at cost .....    $1,054,171,260    $28,674,270   $271,224,339    $453,339,335
The Trusts shares held
 Class A .........................................                --             --             --              --
 Class B .........................................        90,073,616      4,095,329     19,677,522      50,372,473

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                           EQ/Capital          EQ/Capital         EQ/Emerging
                                                       Guardian Research  Guardian U.S. Equity  Markets Equity  EQ/Enterprise Equity
                                                       -----------------  --------------------  --------------  --------------------
Assets:
Investment in shares of The Trusts, at fair value ...     $694,789,312        $826,203,941       $296,490,955        $4,452,726
Receivable for The Trusts shares sold ...............        2,151,801           2,359,722                 --                --
Receivable for policy-related transactions ..........               --                  --            565,884           143,683
                                                          ------------        ------------       ------------        ----------
  Total assets ......................................      696,941,113         828,563,663        297,056,839         4,596,409
                                                          ------------        ------------       ------------        ----------
Liabilities:
Payable for The Trusts shares purchased .............               --                  --            565,884           143,683
Payable for policy-related transactions .............        2,151,801           2,359,722                 --                --
                                                          ------------        ------------       ------------        ----------
  Total liabilities .................................        2,151,801           2,359,722            565,884           143,683
                                                          ------------        ------------       ------------        ----------
Net Assets ..........................................     $694,789,312        $826,203,941       $296,490,955        $4,452,726
                                                          ============        ============       ============        ==========
Accumulation Units ..................................     $694,281,786        $825,880,698       $296,336,436        $4,448,535
Retained by AXA Equitable in Separate Account
 No. 49 .............................................          507,526             323,243            154,519             4,191
                                                          ------------        ------------       ------------        ----------
Total net assets ....................................     $694,789,312        $826,203,941       $296,490,955        $4,452,726
                                                          ============        ============       ============        ==========
Investments in shares of The Trusts, at cost ........     $552,331,385        $692,784,048       $227,300,306        $4,377,822
The Trusts shares held
 Class A ............................................               --                  --                 --                --
 Class B ............................................       58,562,991          71,815,298         29,459,003           209,580


                                                            EQ/Enterprise                               EQ/Enterprise
                                                            Equity Income   EQ/Enterprise Growth      Growth and Income
                                                           ---------------  --------------------     ------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $17,009,066         $2,098,084              $2,308,385
Receivable for The Trusts shares sold .................               --                 --                      --
Receivable for policy-related transactions ............          301,830              7,700                  34,846
                                                             -----------         ----------              ----------
  Total assets ........................................       17,310,896          2,105,784               2,343,231
                                                             -----------         ----------              ----------
Liabilities:
Payable for The Trusts shares purchased ...............          301,830              7,700                  34,846
Payable for policy-related transactions ...............               --                 --                      --
                                                             -----------         ----------              ----------
  Total liabilities ...................................          301,830              7,700                  34,846
                                                             -----------         ----------              ----------
Net Assets ............................................      $17,009,066         $2,098,084              $2,308,385
                                                             ===========         ==========              ==========
Accumulation Units ....................................      $16,894,380         $1,993,513              $2,305,546
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................          114,686            104,571                   2,839
                                                             -----------         ----------              ----------
Total net assets ......................................      $17,009,066         $2,098,084              $2,308,385
                                                             ===========         ==========              ==========
Investments in shares of The Trusts, at cost ..........      $16,833,766         $2,054,237              $2,259,187
The Trusts shares held
 Class A ..............................................           16,947                 --                  21,236
 Class B ..............................................        2,783,710            415,380                 415,006

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                    EQ/Enterprise   EQ/Enterprise
                                                    Small Company   Small Company
                                                        Growth          Value       EQ/Equity 500 Index
                                                   --------------- --------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value     $2,941,879     $17,894,861       $1,471,293,770
Receivable for The Trusts shares sold ............       226,421          56,241                   --
Receivable for policy-related transactions .......            --              --              711,556
                                                      ----------     -----------       --------------
  Total assets ...................................     3,168,300      17,951,102        1,472,005,326
                                                      ----------     -----------       --------------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --              711,556
Payable for policy-related transactions ..........       226,421          56,241                   --
                                                      ----------     -----------       --------------
  Total liabilities ..............................       226,421          56,241              711,556
                                                      ----------     -----------       --------------
Net Assets .......................................    $2,941,879     $17,894,861       $1,471,293,770
                                                      ==========     ===========       ==============
Accumulation Units ...............................    $2,938,872     $17,882,213       $1,471,223,553
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         3,007          12,648               70,217
                                                      ----------     -----------       --------------
Total net assets .................................    $2,941,879     $17,894,861       $1,471,293,770
                                                      ==========     ===========       ==============
Investments in shares of The Trusts, at cost .....    $2,880,299     $17,616,392       $1,356,931,481
The Trusts shares held
 Class A .........................................            --              --                   --
 Class B .........................................       355,115         644,777           63,606,091


                                                                                         EQ/FI Small/Mid    EQ/J.P. Morgan
                                                    EQ/Evergreen Omega   EQ/FI Mid Cap      Cap Value         Core Bond
                                                   -------------------- --------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value      $143,614,468      $741,336,364      $649,000,735    $1,064,504,834
Receivable for The Trusts shares sold ............               --                --                --                --
Receivable for policy-related transactions .......          291,944           740,024           246,646           497,187
                                                       ------------      ------------      ------------    --------------
  Total assets ...................................      143,906,412       742,076,388       649,247,381     1,065,002,021
                                                       ------------      ------------      ------------    --------------
Liabilities:
Payable for The Trusts shares purchased ..........          291,944           740,024           246,646           497,187
Payable for policy-related transactions ..........               --                --                --                --
                                                       ------------      ------------      ------------    --------------
  Total liabilities ..............................          291,944           740,024           246,646           497,187
                                                       ------------      ------------      ------------    --------------
Net Assets .......................................     $143,614,468      $741,336,364      $649,000,735    $1,064,504,834
                                                       ============      ============      ============    ==============
Accumulation Units ...............................     $142,568,887      $740,923,193      $648,657,181    $1,064,120,398
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        1,045,581           413,171           343,554           384,436
                                                       ------------      ------------      ------------    --------------
Total net assets .................................     $143,614,468      $741,336,364      $649,000,735    $1,064,504,834
                                                       ============      ============      ============    ==============
Investments in shares of The Trusts, at cost .....     $127,844,522      $601,469,283      $536,959,803    $1,074,446,689
The Trusts shares held
 Class A .........................................               --                --                --                --
 Class B .........................................       16,040,242        66,910,587        46,367,990        95,481,754

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         EQ/Janus Large      EQ/JP Morgan         EQ/Lazard
                                                           Cap Growth    Value Opportunities   Small Cap Value    EQ/Marsico Focus
                                                        --------------- --------------------- -----------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value .....  $194,883,644        $499,641,078        $812,281,342       $931,151,562
Receivable for The Trusts shares sold .................            --                  --             169,232                 --
Receivable for policy-related transactions ............       126,060           5,232,444                  --            620,741
                                                         ------------        ------------        ------------       ------------
  Total assets ........................................   195,009,704         504,873,522         812,450,574        931,772,303
                                                         ------------        ------------        ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............       126,060           5,232,444                  --            620,741
Payable for policy-related transactions ...............            --                  --             169,232                 --
                                                         ------------        ------------        ------------       ------------
  Total liabilities ...................................       126,060           5,232,444             169,232            620,741
                                                         ------------        ------------        ------------       ------------
Net Assets ............................................  $194,883,644        $499,641,078        $812,281,342       $931,151,562
                                                         ============        ============        ============       ============
Accumulation Units ....................................  $194,426,791        $499,166,135        $811,982,440       $931,060,087
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................       456,853             474,943             298,902             91,475
                                                         ------------        ------------        ------------       ------------
Total net assets ......................................  $194,883,644        $499,641,078        $812,281,342       $931,151,562
                                                         ============        ============        ============       ============
Investments in shares of The Trusts, at cost ..........  $168,449,728        $455,362,544        $694,462,836       $766,399,558
The Trusts shares held
 Class A ..............................................            --                  --                  --                 --
 Class B ..............................................    30,614,864          40,541,335          57,916,889         63,831,001


                                                              EQ/Mercury            EQ/Mercury        EQ/MFS Emerging
                                                          Basic Value Equity   International Value    Growth Companies
                                                         -------------------- ---------------------  -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $701,558,727          $557,588,437         $272,793,975
Receivable for The Trusts shares sold .................                --                    --               34,962
Receivable for policy-related transactions ............           305,577             1,276,679                   --
                                                             ------------          ------------         ------------
  Total assets ........................................       701,864,304           558,865,116          272,828,937
                                                             ------------          ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ...............           305,577             1,276,679                   --
Payable for policy-related transactions ...............                --                    --               34,962
                                                             ------------          ------------         ------------
  Total liabilities ...................................           305,577             1,276,679               34,962
                                                             ------------          ------------         ------------
Net Assets ............................................      $701,558,727          $557,588,437         $272,793,975
                                                             ============          ============         ============
Accumulation Units ....................................      $701,450,560          $557,170,156         $272,394,812
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................           108,167               418,281              399,163
                                                             ------------          ------------         ------------
Total net assets ......................................      $701,558,727          $557,588,437         $272,793,975
                                                             ============          ============         ============
Investments in shares of The Trusts, at cost ..........      $610,383,113          $475,651,201         $290,353,839
The Trusts shares held
 Class A ..............................................                --                    --                   --
 Class B ..............................................        45,250,232            42,806,229           20,815,079

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         EQ/MFS
                                                    Investors Trust   EQ/Money Market   EQ/Small Company Index
                                                   ----------------- ----------------- ------------------------
Assets:
Investment in shares of The Trusts, at fair value     $295,653,343      $474,528,092         $344,451,423
Receivable for The Trusts shares sold ............              --                --                   --
Receivable for policy-related transactions .......         101,455           882,107               86,966
                                                      ------------      ------------         ------------
  Total assets ...................................     295,754,798       475,410,199          344,538,389
                                                      ------------      ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ..........         101,455           882,107               86,966
Payable for policy-related transactions ..........              --                --                   --
                                                      ------------      ------------         ------------
  Total liabilities ..............................         101,455           882,107               86,966
                                                      ------------      ------------         ------------
Net Assets .......................................    $295,653,343      $474,528,092         $344,451,423
                                                      ============      ============         ============
Accumulation Units ...............................    $295,493,545      $474,276,716         $343,808,164
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         159,798           251,376              643,259
                                                      ------------      ------------         ------------
Total net assets .................................    $295,653,343      $474,528,092         $344,451,423
                                                      ============      ============         ============
Investments in shares of The Trusts, at cost .....    $277,563,576      $473,540,022         $  3,576,478
The Trusts shares held
 Class A .........................................              --                --                   --
 Class B .........................................      31,218,764        46,059,423           29,029,598


                                                    EQ/Wells Fargo     Laudus Rosenberg VIT
                                                      Montgomery     Value Long/Short Equity   U.S. Real Estate -- Class II
                                                   ---------------- ------------------------- -----------------------------
Assets:
Investment in shares of The Trusts, at fair value     $3,712,344           $ 39,844,509                $132,033,274
Receivable for The Trusts shares sold ............            --                     --                          --
Receivable for policy-related transactions .......        10,824                138,978                     634,912
                                                      ----------           ------------                ------------
  Total assets ...................................     3,723,168             39,983,487                 132,668,186
                                                      ----------           ------------                ------------
Liabilities:
Payable for The Trusts shares purchased ..........        10,824                138,978                     634,912
Payable for policy-related transactions ..........            --                     --                          --
                                                      ----------           ------------                ------------
  Total liabilities ..............................        10,824                138,978                     634,912
                                                      ----------           ------------                ------------
Net Assets .......................................    $3,712,344           $ 39,844,509                $132,033,274
                                                      ==========           ============                ============
Accumulation Units ...............................    $  282,087           $ 39,779,811                $131,961,206
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................     3,430,257                 64,698                      72,068
                                                      ----------           ------------                ------------
Total net assets .................................    $3,712,344           $ 39,844,509                $132,033,274
                                                      ==========           ============                ============
Investments in shares of The Trusts, at cost .....    $3,271,522           $477,116,499                $284,864,920
The Trusts shares held
 Class A .........................................        10,000                     --                          --
 Class B .........................................       314,695              3,988,439                   6,478,571

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%           $ 10.70                      --
AXA Aggressive Allocation .................     Class B 0.95%           $ 10.66                      --
AXA Aggressive Allocation .................     Class B 1.20%           $ 10.63                     728
AXA Aggressive Allocation .................     Class B 1.25%           $ 11.79                   5,189
AXA Aggressive Allocation .................     Class B 1.35%           $ 10.62                     688
AXA Aggressive Allocation .................     Class B 1.40%           $ 10.61                   1,088
AXA Aggressive Allocation .................     Class B 1.50%           $ 11.75                   5,787
AXA Aggressive Allocation .................     Class B 1.55%           $ 10.60                     120
AXA Aggressive Allocation .................     Class B 1.60%           $ 10.59                     726
AXA Aggressive Allocation .................     Class B 1.65%           $ 11.72                   4,674
AXA Aggressive Allocation .................     Class B 1.70%           $ 11.72                     656
AXA Aggressive Allocation .................     Class B 1.80%           $ 10.57                      --
AXA Aggressive Allocation .................     Class B 1.90%           $ 10.56                      --

AXA Conservative Allocation ...............     Class B 0.50%           $ 10.37                      --
AXA Conservative Allocation ...............     Class B 0.95%           $ 10.33                      --
AXA Conservative Allocation ...............     Class B 1.20%           $ 10.31                     373
AXA Conservative Allocation ...............     Class B 1.25%           $ 10.80                   1,608
AXA Conservative Allocation ...............     Class B 1.35%           $ 10.29                     237
AXA Conservative Allocation ...............     Class B 1.40%           $ 10.29                     801
AXA Conservative Allocation ...............     Class B 1.50%           $ 10.77                   2,987
AXA Conservative Allocation ...............     Class B 1.55%           $ 10.27                     286
AXA Conservative Allocation ...............     Class B 1.60%           $ 10.27                     686
AXA Conservative Allocation ...............     Class B 1.65%           $ 10.75                   1,736
AXA Conservative Allocation ...............     Class B 1.70%           $ 10.74                     281
AXA Conservative Allocation ...............     Class B 1.80%           $ 10.25                       6
AXA Conservative Allocation ...............     Class B 1.90%           $ 10.24                      --

AXA Conservative-Plus Allocation ..........     Class B 0.50%           $ 10.47                      --
AXA Conservative-Plus Allocation ..........     Class B 0.95%           $ 10.43                      --
AXA Conservative-Plus Allocation ..........     Class B 1.20%           $ 10.41                     695
AXA Conservative-Plus Allocation ..........     Class B 1.25%           $ 11.09                   3,924
AXA Conservative-Plus Allocation ..........     Class B 1.35%           $ 10.39                     426
AXA Conservative-Plus Allocation ..........     Class B 1.40%           $ 10.39                   1,570
AXA Conservative-Plus Allocation ..........     Class B 1.50%           $ 11.05                   6,175
AXA Conservative-Plus Allocation ..........     Class B 1.55%           $ 10.38                     279
AXA Conservative-Plus Allocation ..........     Class B 1.60%           $ 10.37                     787
AXA Conservative-Plus Allocation ..........     Class B 1.65%           $ 11.03                   3,928
AXA Conservative-Plus Allocation ..........     Class B 1.70%           $ 11.02                     414
AXA Conservative-Plus Allocation ..........     Class B 1.80%           $ 10.35                       1
AXA Conservative-Plus Allocation ..........     Class B 1.90%           $ 10.34                      --

AXA Moderate Allocation ...................     Class B 0.50%           $ 52.05                      --
AXA Moderate Allocation ...................     Class B 0.95%           $ 47.77                       3
AXA Moderate Allocation ...................     Class B 1.20%           $ 45.53                   5,029
AXA Moderate Allocation ...................     Class B 1.25%           $ 11.30                  22,917
AXA Moderate Allocation ...................     Class B 1.35%           $ 44.24                   1,132
AXA Moderate Allocation ...................     Class B 1.40%           $ 43.82                   7,909
AXA Moderate Allocation ...................     Class B 1.50%           $ 11.26                  30,895
AXA Moderate Allocation ...................     Class B 1.55%           $ 42.57                     659
AXA Moderate Allocation ...................     Class B 1.60%           $ 42.17                   3,907
AXA Moderate Allocation ...................     Class B 1.65%           $ 11.24                  21,440
AXA Moderate Allocation ...................     Class B 1.70%           $ 41.36                     893
AXA Moderate Allocation ...................     Class B 1.80%           $ 40.57                      35
AXA Moderate Allocation ...................     Class B 1.90%           $ 39.80                      13

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 0.50%           $ 10.71                      --
AXA Moderate-Plus Allocation ..............     Class B 0.95%           $ 10.67                      --
AXA Moderate-Plus Allocation ..............     Class B 1.20%           $ 10.65                   3,138
AXA Moderate-Plus Allocation ..............     Class B 1.25%           $ 11.78                  20,548
AXA Moderate-Plus Allocation ..............     Class B 1.35%           $ 10.63                   1,617
AXA Moderate-Plus Allocation ..............     Class B 1.40%           $ 10.63                   5,246
AXA Moderate-Plus Allocation ..............     Class B 1.50%           $ 11.74                  23,331
AXA Moderate-Plus Allocation ..............     Class B 1.55%           $ 10.61                     878
AXA Moderate-Plus Allocation ..............     Class B 1.60%           $ 10.61                   3,664
AXA Moderate-Plus Allocation ..............     Class B 1.65%           $ 11.72                  21,528
AXA Moderate-Plus Allocation ..............     Class B 1.70%           $ 11.71                   2,788
AXA Moderate-Plus Allocation ..............     Class B 1.80%           $ 10.59                       1
AXA Moderate-Plus Allocation ..............     Class B 1.90%           $ 10.58                      --

AXA Premier VIP Aggressive Equity .........     Class B 0.50%           $ 63.39                      --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%           $ 58.18                       1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%           $ 55.46                     269
AXA Premier VIP Aggressive Equity .........     Class B 1.25%           $ 11.82                     354
AXA Premier VIP Aggressive Equity .........     Class B 1.35%           $ 53.88                     710
AXA Premier VIP Aggressive Equity .........     Class B 1.40%           $ 53.37                     391
AXA Premier VIP Aggressive Equity .........     Class B 1.50%           $ 11.78                     658
AXA Premier VIP Aggressive Equity .........     Class B 1.55%           $ 51.85                     181
AXA Premier VIP Aggressive Equity .........     Class B 1.60%           $ 51.36                     388
AXA Premier VIP Aggressive Equity .........     Class B 1.65%           $ 11.75                     210
AXA Premier VIP Aggressive Equity .........     Class B 1.70%           $ 50.38                      28
AXA Premier VIP Aggressive Equity .........     Class B 1.80%           $ 49.42                       1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%           $ 48.47                      12

AXA Premier VIP Core Bond .................     Class B 0.50%           $ 11.49                      --
AXA Premier VIP Core Bond .................     Class B 0.95%           $ 11.33                      24
AXA Premier VIP Core Bond .................     Class B 1.20%           $ 11.24                  12,384
AXA Premier VIP Core Bond .................     Class B 1.25%           $ 10.44                   2,892
AXA Premier VIP Core Bond .................     Class B 1.35%           $ 11.19                   1,011
AXA Premier VIP Core Bond .................     Class B 1.40%           $ 11.18                  20,725
AXA Premier VIP Core Bond .................     Class B 1.50%           $ 10.41                   4,559
AXA Premier VIP Core Bond .................     Class B 1.55%           $ 11.13                   1,470
AXA Premier VIP Core Bond .................     Class B 1.60%           $ 11.11                   8,293
AXA Premier VIP Core Bond .................     Class B 1.65%           $ 10.38                   2,210
AXA Premier VIP Core Bond .................     Class B 1.70%           $ 11.07                   1,424
AXA Premier VIP Core Bond .................     Class B 1.80%           $ 11.04                     139
AXA Premier VIP Core Bond .................     Class B 1.90%           $ 11.01                      20

AXA Premier VIP Health Care ...............     Class B 0.50%           $ 11.33                      --
AXA Premier VIP Health Care ...............     Class B 0.95%           $ 11.18                      --
AXA Premier VIP Health Care ...............     Class B 1.20%           $ 11.09                   3,994
AXA Premier VIP Health Care ...............     Class B 1.25%           $ 11.74                   1,325
AXA Premier VIP Health Care ...............     Class B 1.35%           $ 11.04                     567
AXA Premier VIP Health Care ...............     Class B 1.40%           $ 11.03                   5,832
AXA Premier VIP Health Care ...............     Class B 1.50%           $ 11.70                   2,001
AXA Premier VIP Health Care ...............     Class B 1.55%           $ 10.98                     565
AXA Premier VIP Health Care ...............     Class B 1.60%           $ 10.96                   2,231
AXA Premier VIP Health Care ...............     Class B 1.65%           $ 11.67                     716
AXA Premier VIP Health Care ...............     Class B 1.70%           $ 10.93                     284
AXA Premier VIP Health Care ...............     Class B 1.80%           $ 10.89                      38
AXA Premier VIP Health Care ...............     Class B 1.90%           $ 10.86                       3

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 0.50%           $ 34.38                      --
AXA Premier VIP High Yield ....................     Class B 0.95%           $ 31.69                       6
AXA Premier VIP High Yield ....................     Class B 1.20%           $ 30.28                   4,900
AXA Premier VIP High Yield ....................     Class B 1.25%           $ 11.38                   3,911
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 29.46                   3,408
AXA Premier VIP High Yield ....................     Class B 1.40%           $ 29.19                   7,606
AXA Premier VIP High Yield ....................     Class B 1.50%           $ 11.34                   6,690
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 28.41                   1,924
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 28.15                   5,526
AXA Premier VIP High Yield ....................     Class B 1.65%           $ 11.32                   3,135
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 27.64                     771
AXA Premier VIP High Yield ....................     Class B 1.80%           $ 27.14                      73
AXA Premier VIP High Yield ....................     Class B 1.90%           $ 26.64                      16

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 12.35                      --
AXA Premier VIP International Equity ..........     Class B 0.95%           $ 12.18                       6
AXA Premier VIP International Equity ..........     Class B 1.20%           $ 12.09                   3,660
AXA Premier VIP International Equity ..........     Class B 1.25%           $ 13.09                   1,558
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 12.03                     704
AXA Premier VIP International Equity ..........     Class B 1.40%           $ 12.01                   6,557
AXA Premier VIP International Equity ..........     Class B 1.50%           $ 13.05                   2,692
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 11.96                     411
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 11.94                   2,160
AXA Premier VIP International Equity ..........     Class B 1.65%           $ 13.02                   1,127
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 11.90                     806
AXA Premier VIP International Equity ..........     Class B 1.80%           $ 11.87                      23
AXA Premier VIP International Equity ..........     Class B 1.90%           $ 11.83                       9

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $ 10.72                      --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%           $ 10.58                      20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%           $ 10.50                   2,980
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%           $ 11.47                     424
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $ 10.45                     253
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%           $ 10.44                   5,046
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%           $ 11.43                     886
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $ 10.39                     397
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $ 10.37                   2,038
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%           $ 11.41                     456
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $ 10.34                     272
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%           $ 10.31                      33
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%           $ 10.28                      15

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  9.44                      --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%           $  9.31                      --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%           $  9.24                   6,362
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%           $ 11.03                   1,580
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  9.20                     801
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%           $  9.19                  10,463
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%           $ 10.99                   1,909
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  9.15                     930
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  9.13                   4,852
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%           $ 10.97                   1,141
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  9.10                     876
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%           $  9.08                      96
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%           $  9.05                      30

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                  Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                 ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Value ..............     Class B 0.50%           $ 11.84                      --
AXA Premier VIP Large Cap Value ..............     Class B 0.95%           $ 11.68                       1
AXA Premier VIP Large Cap Value ..............     Class B 1.20%           $ 11.60                   6,199
AXA Premier VIP Large Cap Value ..............     Class B 1.25%           $ 12.52                   1,540
AXA Premier VIP Large Cap Value ..............     Class B 1.35%           $ 11.54                   1,102
AXA Premier VIP Large Cap Value ..............     Class B 1.40%           $ 11.53                   9,747
AXA Premier VIP Large Cap Value ..............     Class B 1.50%           $ 12.48                   2,322
AXA Premier VIP Large Cap Value ..............     Class B 1.55%           $ 11.47                     809
AXA Premier VIP Large Cap Value ..............     Class B 1.60%           $ 11.46                   4,712
AXA Premier VIP Large Cap Value ..............     Class B 1.65%           $ 12.46                   1,455
AXA Premier VIP Large Cap Value ..............     Class B 1.70%           $ 11.42                   1,242
AXA Premier VIP Large Cap Value ..............     Class B 1.80%           $ 11.39                      84
AXA Premier VIP Large Cap Value ..............     Class B 1.90%           $ 11.35                      29

AXA Premier VIP Small/Mid Cap Growth .........     Class B 0.50%           $  9.70                      --
AXA Premier VIP Small/Mid Cap Growth .........     Class B 0.95%           $  9.57                       5
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.20%           $  9.50                   8,108
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.25%           $ 11.63                   1,570
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.35%           $  9.45                   1,078
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.40%           $  9.44                  12,924
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.50%           $ 11.59                   2,441
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.55%           $  9.40                     773
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.60%           $  9.38                   6,078
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.65%           $ 11.57                   1,381
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.70%           $  9.35                   1,055
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.80%           $  9.32                      38
AXA Premier VIP Small/Mid Cap Growth .........     Class B 1.90%           $  9.30                      31

AXA Premier VIP Small/Mid Cap Value ..........     Class B 0.50%           $ 11.92                      --
AXA Premier VIP Small/Mid Cap Value ..........     Class B 0.95%           $ 11.76                       6
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.20%           $ 11.67                   5,827
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.25%           $ 12.52                   1,454
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.35%           $ 11.62                   1,203
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.40%           $ 11.60                  10,507
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.50%           $ 12.48                   2,655
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.55%           $ 11.54                     720
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.60%           $ 11.53                   5,059
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.65%           $ 12.45                   1,506
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.70%           $ 11.49                   1,011
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.80%           $ 11.46                      51
AXA Premier VIP Small/Mid Cap Value ..........     Class B 1.90%           $ 11.42                      26

AXA Premier VIP Technology ...................     Class B 0.50%           $  9.36                      --
AXA Premier VIP Technology ...................     Class B 0.95%           $  9.23                      25
AXA Premier VIP Technology ...................     Class B 1.20%           $  9.16                   3,498
AXA Premier VIP Technology ...................     Class B 1.25%           $ 10.70                     969
AXA Premier VIP Technology ...................     Class B 1.35%           $  9.12                   1,493
AXA Premier VIP Technology ...................     Class B 1.40%           $  9.11                   7,471
AXA Premier VIP Technology ...................     Class B 1.50%           $ 10.66                   1,826
AXA Premier VIP Technology ...................     Class B 1.55%           $  9.07                   3,478
AXA Premier VIP Technology ...................     Class B 1.60%           $  9.05                   4,725
AXA Premier VIP Technology ...................     Class B 1.65%           $ 10.64                     675
AXA Premier VIP Technology ...................     Class B 1.70%           $  9.02                     306
AXA Premier VIP Technology ...................     Class B 1.80%           $  9.00                      35
AXA Premier VIP Technology ...................     Class B 1.90%           $  8.97                      11

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 304.68                      --
EQ/Alliance Common Stock ...............................     Class B 0.95%          $ 267.26                       2
EQ/Alliance Common Stock ...............................     Class B 1.20%          $ 248.43                     613
EQ/Alliance Common Stock ...............................     Class B 1.25%          $  12.32                   5,278
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 237.75                   1,384
EQ/Alliance Common Stock ...............................     Class B 1.40%          $ 234.29                     942
EQ/Alliance Common Stock ...............................     Class B 1.50%          $  12.28                  10,684
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 224.21                     430
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 220.94                     683
EQ/Alliance Common Stock ...............................     Class B 1.65%          $  12.26                   2,957
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 214.55                      64
EQ/Alliance Common Stock ...............................     Class B 1.80%          $ 208.33                       5
EQ/Alliance Common Stock ...............................     Class B 1.90%          $ 202.28                       3

EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  31.15                      --
EQ/Alliance Growth and Income ..........................     Class B 0.95%          $  29.60                       2
EQ/Alliance Growth and Income ..........................     Class B 1.20%          $  28.77                   5,149
EQ/Alliance Growth and Income ..........................     Class B 1.25%          $  12.14                   3,640
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  28.28                     971
EQ/Alliance Growth and Income ..........................     Class B 1.40%          $  28.12                   7,405
EQ/Alliance Growth and Income ..........................     Class B 1.50%          $  12.10                   5,753
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  27.65                     589
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  27.49                   3,420
EQ/Alliance Growth and Income ..........................     Class B 1.65%          $  12.07                   2,227
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  27.18                     549
EQ/Alliance Growth and Income ..........................     Class B 1.80%          $  26.87                      52
EQ/Alliance Growth and Income ..........................     Class B 1.90%          $  26.56                      11

EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.98                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%          $  19.71                       4
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%          $  19.04                   4,043
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%          $  10.17                   1,271
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.65                   1,348
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%          $  18.52                   5,829
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%          $  10.14                   2,082
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%          $  18.13                   1,061
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%          $  18.01                   3,326
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%          $  10.12                     905
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%          $  17.76                     416
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%          $  17.51                      12
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%          $  17.27                       3

EQ/Alliance International ..............................     Class B 0.50%          $  14.45                      --
EQ/Alliance International ..............................     Class B 0.95%          $  13.83                       8
EQ/Alliance International ..............................     Class B 1.20%          $  13.49                   5,816
EQ/Alliance International ..............................     Class B 1.25%          $  13.07                   1,996
EQ/Alliance International ..............................     Class B 1.35%          $  13.29                   2,475
EQ/Alliance International ..............................     Class B 1.40%          $  13.23                   7,600
EQ/Alliance International ..............................     Class B 1.50%          $  13.03                   2,946
EQ/Alliance International ..............................     Class B 1.55%          $  13.03                   1,008
EQ/Alliance International ..............................     Class B 1.60%          $  12.97                   4,337
EQ/Alliance International ..............................     Class B 1.65%          $  13.00                   1,270
EQ/Alliance International ..............................     Class B 1.70%          $  12.84                     649
EQ/Alliance International ..............................     Class B 1.80%          $  12.71                      26
EQ/Alliance International ..............................     Class B 1.90%          $  12.59                      13

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                           ------------------   -----------------   --------------------------
EQ/Alliance Premier Growth .............     Class B 0.50%          $  6.60                       --
EQ/Alliance Premier Growth .............     Class B 0.95%          $  6.43                       71
EQ/Alliance Premier Growth .............     Class B 1.20%          $  6.34                    6,068
EQ/Alliance Premier Growth .............     Class B 1.25%          $ 11.08                      829
EQ/Alliance Premier Growth .............     Class B 1.35%          $  6.28                    9,271
EQ/Alliance Premier Growth .............     Class B 1.40%          $  6.27                    8,590
EQ/Alliance Premier Growth .............     Class B 1.50%          $ 11.05                      987
EQ/Alliance Premier Growth .............     Class B 1.55%          $  6.21                   10,421
EQ/Alliance Premier Growth .............     Class B 1.60%          $  6.19                   15,822
EQ/Alliance Premier Growth .............     Class B 1.65%          $ 11.02                      595
EQ/Alliance Premier Growth .............     Class B 1.70%          $  6.16                      981
EQ/Alliance Premier Growth .............     Class B 1.80%          $  6.12                      339
EQ/Alliance Premier Growth .............     Class B 1.90%          $  6.09                       86

EQ/Alliance Quality Bond ...............     Class B 0.50%          $ 17.51                       --
EQ/Alliance Quality Bond ...............     Class B 0.95%          $ 16.64                        2
EQ/Alliance Quality Bond ...............     Class B 1.20%          $ 16.17                    4,383
EQ/Alliance Quality Bond ...............     Class B 1.25%          $ 10.46                    1,612
EQ/Alliance Quality Bond ...............     Class B 1.35%          $ 15.89                      603
EQ/Alliance Quality Bond ...............     Class B 1.40%          $ 15.80                    7,011
EQ/Alliance Quality Bond ...............     Class B 1.50%          $ 10.42                    2,713
EQ/Alliance Quality Bond ...............     Class B 1.55%          $ 15.54                      480
EQ/Alliance Quality Bond ...............     Class B 1.60%          $ 15.45                    2,951
EQ/Alliance Quality Bond ...............     Class B 1.65%          $ 10.40                    1,119
EQ/Alliance Quality Bond ...............     Class B 1.70%          $ 15.27                      555
EQ/Alliance Quality Bond ...............     Class B 1.80%          $ 15.10                       12
EQ/Alliance Quality Bond ...............     Class B 1.90%          $ 14.93                       24

EQ/Alliance Small Cap Growth ...........     Class B 0.50%          $ 16.41                       --
EQ/Alliance Small Cap Growth ...........     Class B 0.95%          $ 15.85                       27
EQ/Alliance Small Cap Growth ...........     Class B 1.20%          $ 15.54                    4,124
EQ/Alliance Small Cap Growth ...........     Class B 1.25%          $ 12.12                    1,487
EQ/Alliance Small Cap Growth ...........     Class B 1.35%          $ 15.36                    5,465
EQ/Alliance Small Cap Growth ...........     Class B 1.40%          $ 15.30                    5,878
EQ/Alliance Small Cap Growth ...........     Class B 1.50%          $ 12.08                    2,272
EQ/Alliance Small Cap Growth ...........     Class B 1.55%          $ 15.12                    2,313
EQ/Alliance Small Cap Growth ...........     Class B 1.60%          $ 15.07                    4,346
EQ/Alliance Small Cap Growth ...........     Class B 1.65%          $ 12.06                      913
EQ/Alliance Small Cap Growth ...........     Class B 1.70%          $ 14.95                      312
EQ/Alliance Small Cap Growth ...........     Class B 1.80%          $ 14.83                       44
EQ/Alliance Small Cap Growth ...........     Class B 1.90%          $ 14.72                       17

EQ/Bernstein Diversified Value .........     Class B 0.50%          $ 15.30                       --
EQ/Bernstein Diversified Value .........     Class B 0.95%          $ 14.82                       40
EQ/Bernstein Diversified Value .........     Class B 1.20%          $ 14.56                   15,533
EQ/Bernstein Diversified Value .........     Class B 1.25%          $ 12.26                    5,206
EQ/Bernstein Diversified Value .........     Class B 1.35%          $ 14.41                    9,491
EQ/Bernstein Diversified Value .........     Class B 1.40%          $ 14.36                   23,412
EQ/Bernstein Diversified Value .........     Class B 1.50%          $ 12.22                    7,621
EQ/Bernstein Diversified Value .........     Class B 1.55%          $ 14.21                    5,823
EQ/Bernstein Diversified Value .........     Class B 1.60%          $ 14.16                   17,155
EQ/Bernstein Diversified Value .........     Class B 1.65%          $ 12.20                    5,080
EQ/Bernstein Diversified Value .........     Class B 1.70%          $ 14.06                    2,169
EQ/Bernstein Diversified Value .........     Class B 1.80%          $ 13.96                      235
EQ/Bernstein Diversified Value .........     Class B 1.90%          $ 13.86                       46

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Calvert Socially Responsible ...........     Class B 0.50%          $  8.50                       --
EQ/Calvert Socially Responsible ...........     Class B 0.95%          $  8.30                       --
EQ/Calvert Socially Responsible ...........     Class B 1.20%          $  8.18                      782
EQ/Calvert Socially Responsible ...........     Class B 1.25%          $ 10.74                      278
EQ/Calvert Socially Responsible ...........     Class B 1.35%          $  8.12                      258
EQ/Calvert Socially Responsible ...........     Class B 1.40%          $  8.10                    1,019
EQ/Calvert Socially Responsible ...........     Class B 1.50%          $ 10.71                      333
EQ/Calvert Socially Responsible ...........     Class B 1.55%          $  8.03                       88
EQ/Calvert Socially Responsible ...........     Class B 1.60%          $  8.01                      498
EQ/Calvert Socially Responsible ...........     Class B 1.65%          $ 10.68                      194
EQ/Calvert Socially Responsible ...........     Class B 1.70%          $  7.96                      204
EQ/Calvert Socially Responsible ...........     Class B 1.80%          $  7.92                        2
EQ/Calvert Socially Responsible ...........     Class B 1.90%          $  7.88                       --

EQ/Capital Guardian Growth ................     Class B 0.50%          $ 12.75                       --
EQ/Capital Guardian Growth ................     Class B 0.95%          $ 12.31                        5
EQ/Capital Guardian Growth ................     Class B 1.20%          $ 12.08                    2,149
EQ/Capital Guardian Growth ................     Class B 1.25%          $ 10.86                      271
EQ/Capital Guardian Growth ................     Class B 1.35%          $ 11.94                    9,529
EQ/Capital Guardian Growth ................     Class B 1.40%          $ 11.89                    2,253
EQ/Capital Guardian Growth ................     Class B 1.50%          $ 10.82                      464
EQ/Capital Guardian Growth ................     Class B 1.55%          $ 11.75                    2,815
EQ/Capital Guardian Growth ................     Class B 1.60%          $ 11.71                    2,715
EQ/Capital Guardian Growth ................     Class B 1.65%          $ 10.80                      273
EQ/Capital Guardian Growth ................     Class B 1.70%          $ 11.62                      160
EQ/Capital Guardian Growth ................     Class B 1.80%          $ 11.52                       14
EQ/Capital Guardian Growth ................     Class B 1.90%          $ 11.44                        3

EQ/Capital Guardian International .........     Class B 0.50%          $ 11.22                       --
EQ/Capital Guardian International .........     Class B 0.95%          $ 10.93                       41
EQ/Capital Guardian International .........     Class B 1.20%          $ 10.78                    8,017
EQ/Capital Guardian International .........     Class B 1.25%          $ 12.55                    3,195
EQ/Capital Guardian International .........     Class B 1.35%          $ 10.68                    4,078
EQ/Capital Guardian International .........     Class B 1.40%          $ 10.65                   10,189
EQ/Capital Guardian International .........     Class B 1.50%          $ 12.51                    3,446
EQ/Capital Guardian International .........     Class B 1.55%          $ 10.56                    2,863
EQ/Capital Guardian International .........     Class B 1.60%          $ 10.53                   11,933
EQ/Capital Guardian International .........     Class B 1.65%          $ 12.48                    3,564
EQ/Capital Guardian International .........     Class B 1.70%          $ 10.47                    1,926
EQ/Capital Guardian International .........     Class B 1.80%          $ 10.41                       70
EQ/Capital Guardian International .........     Class B 1.90%          $ 10.35                       43

EQ/Capital Guardian Research ..............     Class B 0.50%          $ 11.87                       --
EQ/Capital Guardian Research ..............     Class B 0.95%          $ 11.57                       53
EQ/Capital Guardian Research ..............     Class B 1.20%          $ 11.40                    8,080
EQ/Capital Guardian Research ..............     Class B 1.25%          $ 11.75                    2,468
EQ/Capital Guardian Research ..............     Class B 1.35%          $ 11.30                   15,697
EQ/Capital Guardian Research ..............     Class B 1.40%          $ 11.27                    8,947
EQ/Capital Guardian Research ..............     Class B 1.50%          $ 11.72                    2,784
EQ/Capital Guardian Research ..............     Class B 1.55%          $ 11.18                    6,418
EQ/Capital Guardian Research ..............     Class B 1.60%          $ 11.14                   12,694
EQ/Capital Guardian Research ..............     Class B 1.65%          $ 11.69                    2,900
EQ/Capital Guardian Research ..............     Class B 1.70%          $ 11.08                    1,200
EQ/Capital Guardian Research ..............     Class B 1.80%          $ 11.02                       82
EQ/Capital Guardian Research ..............     Class B 1.90%          $ 10.95                       34

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 11.65                      --
EQ/Capital Guardian U.S. Equity .........     Class B 0.95%           $ 11.35                      31
EQ/Capital Guardian U.S. Equity .........     Class B 1.20%           $ 11.19                  14,528
EQ/Capital Guardian U.S. Equity .........     Class B 1.25%           $ 11.66                   4,756
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 11.10                   6,079
EQ/Capital Guardian U.S. Equity .........     Class B 1.40%           $ 11.06                  16,717
EQ/Capital Guardian U.S. Equity .........     Class B 1.50%           $ 11.62                   5,095
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.97                   4,473
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.94                  15,720
EQ/Capital Guardian U.S. Equity .........     Class B 1.65%           $ 11.60                   4,402
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.87                   2,037
EQ/Capital Guardian U.S. Equity .........     Class B 1.80%           $ 10.81                     113
EQ/Capital Guardian U.S. Equity .........     Class B 1.90%           $ 10.75                      40

EQ/Emerging Markets Equity ..............     Class B 0.50%           $ 11.34                      --
EQ/Emerging Markets Equity ..............     Class B 0.95%           $ 10.96                      12
EQ/Emerging Markets Equity ..............     Class B 1.20%           $ 10.76                   3,531
EQ/Emerging Markets Equity ..............     Class B 1.25%           $ 14.04                   1,431
EQ/Emerging Markets Equity ..............     Class B 1.35%           $ 10.64                   3,845
EQ/Emerging Markets Equity ..............     Class B 1.40%           $ 10.60                   7,052
EQ/Emerging Markets Equity ..............     Class B 1.50%           $ 14.00                   2,669
EQ/Emerging Markets Equity ..............     Class B 1.55%           $ 10.48                   1,515
EQ/Emerging Markets Equity ..............     Class B 1.60%           $ 10.45                   4,587
EQ/Emerging Markets Equity ..............     Class B 1.65%           $ 13.97                   1,047
EQ/Emerging Markets Equity ..............     Class B 1.70%           $ 10.37                     609
EQ/Emerging Markets Equity ..............     Class B 1.80%           $ 10.29                      32
EQ/Emerging Markets Equity ..............     Class B 1.90%           $ 10.21                      --

EQ/Enterprise Equity ....................     Class B 0.50%           $ 19.57                      --
EQ/Enterprise Equity ....................     Class B 0.95%           $ 18.16                      --
EQ/Enterprise Equity ....................     Class B 1.20%           $ 17.42                      19
EQ/Enterprise Equity ....................     Class B 1.25%           $ 17.28                      53
EQ/Enterprise Equity ....................     Class B 1.35%           $ 16.99                      17
EQ/Enterprise Equity ....................     Class B 1.40%           $ 16.85                      37
EQ/Enterprise Equity ....................     Class B 1.50%           $ 16.58                      92
EQ/Enterprise Equity ....................     Class B 1.55%           $ 16.44                      --
EQ/Enterprise Equity ....................     Class B 1.60%           $ 16.30                      19
EQ/Enterprise Equity ....................     Class B 1.65%           $ 16.17                      22
EQ/Enterprise Equity ....................     Class B 1.70%           $ 16.03                       6
EQ/Enterprise Equity ....................     Class B 1.80%           $ 15.77                      --
EQ/Enterprise Equity ....................     Class B 1.90%           $ 15.50                      --

EQ/Enterprise Equity Income .............     Class B 0.50%           $  5.96                      --
EQ/Enterprise Equity Income .............     Class B 0.95%           $  5.80                       1
EQ/Enterprise Equity Income .............     Class B 1.20%           $  5.71                     216
EQ/Enterprise Equity Income .............     Class B 1.25%           $  5.69                     224
EQ/Enterprise Equity Income .............     Class B 1.35%           $  5.66                     345
EQ/Enterprise Equity Income .............     Class B 1.40%           $  5.64                     780
EQ/Enterprise Equity Income .............     Class B 1.50%           $  5.61                     538
EQ/Enterprise Equity Income .............     Class B 1.55%           $  5.59                     306
EQ/Enterprise Equity Income .............     Class B 1.60%           $  5.57                     370
EQ/Enterprise Equity Income .............     Class B 1.65%           $  5.55                     208
EQ/Enterprise Equity Income .............     Class B 1.70%           $  5.54                      15
EQ/Enterprise Equity Income .............     Class B 1.80%           $  5.50                      --
EQ/Enterprise Equity Income .............     Class B 1.90%           $  5.47                      --

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/Enterprise Growth .......................     Class B 0.50%          $  4.67                      --
EQ/Enterprise Growth .......................     Class B 0.95%          $  4.54                      --
EQ/Enterprise Growth .......................     Class B 1.20%          $  4.47                      13
EQ/Enterprise Growth .......................     Class B 1.25%          $  4.46                     143
EQ/Enterprise Growth .......................     Class B 1.35%          $  4.43                      20
EQ/Enterprise Growth .......................     Class B 1.40%          $  4.42                      46
EQ/Enterprise Growth .......................     Class B 1.50%          $  4.39                     144
EQ/Enterprise Growth .......................     Class B 1.55%          $  4.38                       6
EQ/Enterprise Growth .......................     Class B 1.60%          $  4.36                      19
EQ/Enterprise Growth .......................     Class B 1.65%          $  4.35                      38
EQ/Enterprise Growth .......................     Class B 1.70%          $  4.34                      22
EQ/Enterprise Growth .......................     Class B 1.80%          $  4.31                      --
EQ/Enterprise Growth .......................     Class B 1.90%          $  4.28                      --

EQ/Enterprise Growth and Income ............     Class B 0.50%          $  5.44                      --
EQ/Enterprise Growth and Income ............     Class B 0.95%          $  5.29                      --
EQ/Enterprise Growth and Income ............     Class B 1.20%          $  5.21                      12
EQ/Enterprise Growth and Income ............     Class B 1.25%          $  5.19                      96
EQ/Enterprise Growth and Income ............     Class B 1.35%          $  5.16                      14
EQ/Enterprise Growth and Income ............     Class B 1.40%          $  5.15                      41
EQ/Enterprise Growth and Income ............     Class B 1.50%          $  5.11                     140
EQ/Enterprise Growth and Income ............     Class B 1.55%          $  5.10                       6
EQ/Enterprise Growth and Income ............     Class B 1.60%          $  5.08                      69
EQ/Enterprise Growth and Income ............     Class B 1.65%          $  5.07                      71
EQ/Enterprise Growth and Income ............     Class B 1.70%          $  5.05                      --
EQ/Enterprise Growth and Income ............     Class B 1.80%          $  5.02                      --
EQ/Enterprise Growth and Income ............     Class B 1.90%          $  4.99                      --

EQ/Enterprise Small Company Growth .........     Class B 0.50%          $  8.04                      --
EQ/Enterprise Small Company Growth .........     Class B 0.95%          $  7.82                      --
EQ/Enterprise Small Company Growth .........     Class B 1.20%          $  7.70                      19
EQ/Enterprise Small Company Growth .........     Class B 1.25%          $  7.67                      59
EQ/Enterprise Small Company Growth .........     Class B 1.35%          $  7.63                      29
EQ/Enterprise Small Company Growth .........     Class B 1.40%          $  7.60                      67
EQ/Enterprise Small Company Growth .........     Class B 1.50%          $  7.56                      91
EQ/Enterprise Small Company Growth .........     Class B 1.55%          $  7.53                      11
EQ/Enterprise Small Company Growth .........     Class B 1.60%          $  7.51                      22
EQ/Enterprise Small Company Growth .........     Class B 1.65%          $  7.49                      31
EQ/Enterprise Small Company Growth .........     Class B 1.70%          $  7.46                      59
EQ/Enterprise Small Company Growth .........     Class B 1.80%          $  7.42                      --
EQ/Enterprise Small Company Growth .........     Class B 1.90%          $  7.37                      --

EQ/Enterprise Small Company Value ..........     Class B 0.50%          $ 26.24                      --
EQ/Enterprise Small Company Value ..........     Class B 0.95%          $ 24.36                      --
EQ/Enterprise Small Company Value ..........     Class B 1.20%          $ 23.37                      62
EQ/Enterprise Small Company Value ..........     Class B 1.25%          $ 23.18                      78
EQ/Enterprise Small Company Value ..........     Class B 1.35%          $ 22.79                      72
EQ/Enterprise Small Company Value ..........     Class B 1.40%          $ 22.60                     173
EQ/Enterprise Small Company Value ..........     Class B 1.50%          $ 22.23                     190
EQ/Enterprise Small Company Value ..........     Class B 1.55%          $ 22.05                      63
EQ/Enterprise Small Company Value ..........     Class B 1.60%          $ 21.86                      74
EQ/Enterprise Small Company Value ..........     Class B 1.65%          $ 21.68                      76
EQ/Enterprise Small Company Value ..........     Class B 1.70%          $ 21.50                       9
EQ/Enterprise Small Company Value ..........     Class B 1.80%          $ 21.14                      --
EQ/Enterprise Small Company Value ..........     Class B 1.90%          $ 20.79                      --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
EQ/Equity 500 Index ...............     Class B 0.50%           $ 28.13                      --
EQ/Equity 500 Index ...............     Class B 0.95%           $ 26.78                      11
EQ/Equity 500 Index ...............     Class B 1.20%           $ 26.06                   9,053
EQ/Equity 500 Index ...............     Class B 1.25%           $ 11.73                   5,582
EQ/Equity 500 Index ...............     Class B 1.35%           $ 25.63                   9,685
EQ/Equity 500 Index ...............     Class B 1.40%           $ 25.49                  13,022
EQ/Equity 500 Index ...............     Class B 1.50%           $ 11.69                   8,691
EQ/Equity 500 Index ...............     Class B 1.55%           $ 25.07                   4,345
EQ/Equity 500 Index ...............     Class B 1.60%           $ 24.94                  11,584
EQ/Equity 500 Index ...............     Class B 1.65%           $ 11.67                   4,181
EQ/Equity 500 Index ...............     Class B 1.70%           $ 24.66                   1,386
EQ/Equity 500 Index ...............     Class B 1.80%           $ 24.39                     270
EQ/Equity 500 Index ...............     Class B 1.90%           $ 24.12                      19

EQ/Evergreen Omega ................     Class B 0.50%           $  8.77                      --
EQ/Evergreen Omega ................     Class B 0.95%           $  8.53                      --
EQ/Evergreen Omega ................     Class B 1.20%           $  8.40                   3,237
EQ/Evergreen Omega ................     Class B 1.25%           $ 11.31                   1,379
EQ/Evergreen Omega ................     Class B 1.35%           $  8.33                     573
EQ/Evergreen Omega ................     Class B 1.40%           $  8.30                   4,201
EQ/Evergreen Omega ................     Class B 1.50%           $ 11.27                   1,795
EQ/Evergreen Omega ................     Class B 1.55%           $  8.23                     400
EQ/Evergreen Omega ................     Class B 1.60%           $  8.20                   2,500
EQ/Evergreen Omega ................     Class B 1.65%           $ 11.25                   1,146
EQ/Evergreen Omega ................     Class B 1.70%           $  8.15                     377
EQ/Evergreen Omega ................     Class B 1.80%           $  8.10                       8
EQ/Evergreen Omega ................     Class B 1.90%           $  8.05                       7

EQ/FI Mid Cap .....................     Class B 0.50%           $ 11.56                      --
EQ/FI Mid Cap .....................     Class B 0.95%           $ 11.34                      29
EQ/FI Mid Cap .....................     Class B 1.20%           $ 11.21                  13,609
EQ/FI Mid Cap .....................     Class B 1.25%           $ 13.00                   3,775
EQ/FI Mid Cap .....................     Class B 1.35%           $ 11.14                   2,883
EQ/FI Mid Cap .....................     Class B 1.40%           $ 11.11                  17,707
EQ/FI Mid Cap .....................     Class B 1.50%           $ 12.96                   5,395
EQ/FI Mid Cap .....................     Class B 1.55%           $ 11.04                   4,997
EQ/FI Mid Cap .....................     Class B 1.60%           $ 11.02                  11,422
EQ/FI Mid Cap .....................     Class B 1.65%           $ 12.93                   3,260
EQ/FI Mid Cap .....................     Class B 1.70%           $ 10.97                   1,391
EQ/FI Mid Cap .....................     Class B 1.80%           $ 10.92                     127
EQ/FI Mid Cap .....................     Class B 1.90%           $ 10.87                      28

EQ/FI Small/Mid Cap Value .........     Class B 0.50%           $ 15.38                      --
EQ/FI Small/Mid Cap Value .........     Class B 0.95%           $ 14.86                      15
EQ/FI Small/Mid Cap Value .........     Class B 1.20%           $ 14.57                   9,029
EQ/FI Small/Mid Cap Value .........     Class B 1.25%           $ 12.87                   2,897
EQ/FI Small/Mid Cap Value .........     Class B 1.35%           $ 14.40                   2,481
EQ/FI Small/Mid Cap Value .........     Class B 1.40%           $ 14.35                  12,978
EQ/FI Small/Mid Cap Value .........     Class B 1.50%           $ 12.83                   4,167
EQ/FI Small/Mid Cap Value .........     Class B 1.55%           $ 14.18                   3,574
EQ/FI Small/Mid Cap Value .........     Class B 1.60%           $ 14.13                   7,736
EQ/FI Small/Mid Cap Value .........     Class B 1.65%           $ 12.80                   2,213
EQ/FI Small/Mid Cap Value .........     Class B 1.70%           $ 14.02                   1,007
EQ/FI Small/Mid Cap Value .........     Class B 1.80%           $ 13.91                      99
EQ/FI Small/Mid Cap Value .........     Class B 1.90%           $ 13.80                      32

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/J.P. Morgan Core Bond .................     Class B 0.50%           $ 14.70                      --
EQ/J.P. Morgan Core Bond .................     Class B 0.95%           $ 14.24                      26
EQ/J.P. Morgan Core Bond .................     Class B 1.20%           $ 13.99                  11,977
EQ/J.P. Morgan Core Bond .................     Class B 1.25%           $ 10.50                   4,339
EQ/J.P. Morgan Core Bond .................     Class B 1.35%           $ 13.84                  10,774
EQ/J.P. Morgan Core Bond .................     Class B 1.40%           $ 13.79                  17,843
EQ/J.P. Morgan Core Bond .................     Class B 1.50%           $ 10.46                   6,436
EQ/J.P. Morgan Core Bond .................     Class B 1.55%           $ 13.65                   8,979
EQ/J.P. Morgan Core Bond .................     Class B 1.60%           $ 13.60                  15,208
EQ/J.P. Morgan Core Bond .................     Class B 1.65%           $ 10.44                   3,501
EQ/J.P. Morgan Core Bond .................     Class B 1.70%           $ 13.50                   1,343
EQ/J.P. Morgan Core Bond .................     Class B 1.80%           $ 13.41                     242
EQ/J.P. Morgan Core Bond .................     Class B 1.90%           $ 13.31                      56

EQ/Janus Large Cap Growth ................     Class B 0.50%           $  6.25                      --
EQ/Janus Large Cap Growth ................     Class B 0.95%           $  6.13                      24
EQ/Janus Large Cap Growth ................     Class B 1.20%           $  6.06                   5,744
EQ/Janus Large Cap Growth ................     Class B 1.25%           $ 11.60                     680
EQ/Janus Large Cap Growth ................     Class B 1.35%           $  6.02                   1,149
EQ/Janus Large Cap Growth ................     Class B 1.40%           $  6.01                   7,699
EQ/Janus Large Cap Growth ................     Class B 1.50%           $ 11.56                   1,141
EQ/Janus Large Cap Growth ................     Class B 1.55%           $  5.97                   5,897
EQ/Janus Large Cap Growth ................     Class B 1.60%           $  5.96                   6,714
EQ/Janus Large Cap Growth ................     Class B 1.65%           $ 11.54                     449
EQ/Janus Large Cap Growth ................     Class B 1.70%           $  5.93                     700
EQ/Janus Large Cap Growth ................     Class B 1.80%           $  5.91                      70
EQ/Janus Large Cap Growth ................     Class B 1.90%           $  5.88                      36

EQ/JP Morgan Value Opportunities .........     Class B 0.50%           $ 14.10                      --
EQ/JP Morgan Value Opportunities .........     Class B 0.95%           $ 13.61                      15
EQ/JP Morgan Value Opportunities .........     Class B 1.20%           $ 13.35                   3,942
EQ/JP Morgan Value Opportunities .........     Class B 1.25%           $ 12.02                     769
EQ/JP Morgan Value Opportunities .........     Class B 1.35%           $ 13.20                  16,352
EQ/JP Morgan Value Opportunities .........     Class B 1.40%           $ 13.15                   4,753
EQ/JP Morgan Value Opportunities .........     Class B 1.50%           $ 11.98                     815
EQ/JP Morgan Value Opportunities .........     Class B 1.55%           $ 12.99                   5,234
EQ/JP Morgan Value Opportunities .........     Class B 1.60%           $ 12.94                   5,325
EQ/JP Morgan Value Opportunities .........     Class B 1.65%           $ 11.96                     473
EQ/JP Morgan Value Opportunities .........     Class B 1.70%           $ 12.84                     370
EQ/JP Morgan Value Opportunities .........     Class B 1.80%           $ 12.74                     108
EQ/JP Morgan Value Opportunities .........     Class B 1.90%           $ 12.64                      22

EQ/Lazard Small Cap Value ................     Class B 0.50%           $ 17.65                      --
EQ/Lazard Small Cap Value ................     Class B 0.95%           $ 17.10                      16
EQ/Lazard Small Cap Value ................     Class B 1.20%           $ 16.80                   8,796
EQ/Lazard Small Cap Value ................     Class B 1.25%           $ 12.66                   3,850
EQ/Lazard Small Cap Value ................     Class B 1.35%           $ 16.63                   6,654
EQ/Lazard Small Cap Value ................     Class B 1.40%           $ 16.57                  12,065
EQ/Lazard Small Cap Value ................     Class B 1.50%           $ 12.61                   5,755
EQ/Lazard Small Cap Value ................     Class B 1.55%           $ 16.39                   3,013
EQ/Lazard Small Cap Value ................     Class B 1.60%           $ 16.33                   7,850
EQ/Lazard Small Cap Value ................     Class B 1.65%           $ 12.59                   2,979
EQ/Lazard Small Cap Value ................     Class B 1.70%           $ 16.22                     884
EQ/Lazard Small Cap Value ................     Class B 1.80%           $ 16.10                     127
EQ/Lazard Small Cap Value ................     Class B 1.90%           $ 15.99                      36

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Marsico Focus .........................     Class B 0.50%           $ 14.36                      --
EQ/Marsico Focus .........................     Class B 0.95%           $ 14.14                       5
EQ/Marsico Focus .........................     Class B 1.20%           $ 14.02                  14,238
EQ/Marsico Focus .........................     Class B 1.25%           $ 11.55                   4,974
EQ/Marsico Focus .........................     Class B 1.35%           $ 13.95                   2,102
EQ/Marsico Focus .........................     Class B 1.40%           $ 13.93                  21,440
EQ/Marsico Focus .........................     Class B 1.50%           $ 11.51                   7,104
EQ/Marsico Focus .........................     Class B 1.55%           $ 13.86                   1,251
EQ/Marsico Focus .........................     Class B 1.60%           $ 13.84                  11,463
EQ/Marsico Focus .........................     Class B 1.65%           $ 11.49                   5,249
EQ/Marsico Focus .........................     Class B 1.70%           $ 13.79                   1,938
EQ/Marsico Focus .........................     Class B 1.80%           $ 13.74                      66
EQ/Marsico Focus .........................     Class B 1.90%           $ 13.70                      12

EQ/Mercury Basic Value Equity ............     Class B 0.50%           $ 21.32                      --
EQ/Mercury Basic Value Equity ............     Class B 0.95%           $ 20.59                       1
EQ/Mercury Basic Value Equity ............     Class B 1.20%           $ 20.19                   6,364
EQ/Mercury Basic Value Equity ............     Class B 1.25%           $ 11.94                   4,028
EQ/Mercury Basic Value Equity ............     Class B 1.35%           $ 19.96                   4,699
EQ/Mercury Basic Value Equity ............     Class B 1.40%           $ 19.88                   9,113
EQ/Mercury Basic Value Equity ............     Class B 1.50%           $ 11.90                   6,079
EQ/Mercury Basic Value Equity ............     Class B 1.55%           $ 19.65                   1,430
EQ/Mercury Basic Value Equity ............     Class B 1.60%           $ 19.58                   4,909
EQ/Mercury Basic Value Equity ............     Class B 1.65%           $ 11.87                   3,020
EQ/Mercury Basic Value Equity ............     Class B 1.70%           $ 19.43                     802
EQ/Mercury Basic Value Equity ............     Class B 1.80%           $ 19.27                      59
EQ/Mercury Basic Value Equity ............     Class B 1.90%           $ 19.12                      39

EQ/Mercury International Value ...........     Class B 0.50%           $ 18.04                      --
EQ/Mercury International Value ...........     Class B 0.95%           $ 17.42                      35
EQ/Mercury International Value ...........     Class B 1.20%           $ 17.09                   4,781
EQ/Mercury International Value ...........     Class B 1.25%           $ 13.34                   1,602
EQ/Mercury International Value ...........     Class B 1.35%           $ 16.89                   9,124
EQ/Mercury International Value ...........     Class B 1.40%           $ 16.83                   6,084
EQ/Mercury International Value ...........     Class B 1.50%           $ 13.30                   2,381
EQ/Mercury International Value ...........     Class B 1.55%           $ 16.63                   3,356
EQ/Mercury International Value ...........     Class B 1.60%           $ 16.57                   5,077
EQ/Mercury International Value ...........     Class B 1.65%           $ 13.27                   1,161
EQ/Mercury International Value ...........     Class B 1.70%           $ 16.44                     522
EQ/Mercury International Value ...........     Class B 1.80%           $ 16.31                      68
EQ/Mercury International Value ...........     Class B 1.90%           $ 16.18                      19

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 14.09                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%           $ 13.61                      31
EQ/MFS Emerging Growth Companies .........     Class B 1.20%           $ 13.35                   1,558
EQ/MFS Emerging Growth Companies .........     Class B 1.25%           $ 11.40                     530
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 13.19                   8,228
EQ/MFS Emerging Growth Companies .........     Class B 1.40%           $ 13.14                   2,192
EQ/MFS Emerging Growth Companies .........     Class B 1.50%           $ 11.36                     800
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 12.99                   2,867
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 12.94                   4,258
EQ/MFS Emerging Growth Companies .........     Class B 1.65%           $ 11.34                     369
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 12.84                     149
EQ/MFS Emerging Growth Companies .........     Class B 1.80%           $ 12.74                      14
EQ/MFS Emerging Growth Companies .........     Class B 1.90%           $ 12.64                       1

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                         ------------------   -----------------   --------------------------
EQ/MFS Investors Trust ...............................     Class B 0.50%          $  9.45                       --
EQ/MFS Investors Trust ...............................     Class B 0.95%          $  9.20                        6
EQ/MFS Investors Trust ...............................     Class B 1.20%          $  9.06                    4,211
EQ/MFS Investors Trust ...............................     Class B 1.25%          $ 11.64                      679
EQ/MFS Investors Trust ...............................     Class B 1.35%          $  8.98                    5,835
EQ/MFS Investors Trust ...............................     Class B 1.40%          $  8.95                    4,946
EQ/MFS Investors Trust ...............................     Class B 1.50%          $ 11.60                      742
EQ/MFS Investors Trust ...............................     Class B 1.55%          $  8.87                    5,788
EQ/MFS Investors Trust ...............................     Class B 1.60%          $  8.84                    8,941
EQ/MFS Investors Trust ...............................     Class B 1.65%          $ 11.58                      643
EQ/MFS Investors Trust ...............................     Class B 1.70%          $  8.79                      610
EQ/MFS Investors Trust ...............................     Class B 1.80%          $  8.74                       94
EQ/MFS Investors Trust ...............................     Class B 1.90%          $  8.68                       12

EQ/Money Market ......................................     Class B 0.00%          $ 38.75                       92
EQ/Money Market ......................................     Class B 0.50%          $ 34.45                       --
EQ/Money Market ......................................     Class B 0.95%          $ 30.98                       26
EQ/Money Market ......................................     Class B 1.20%          $ 29.20                    1,417
EQ/Money Market ......................................     Class B 1.25%          $  9.93                    1,335
EQ/Money Market ......................................     Class B 1.35%          $ 28.18                    2,938
EQ/Money Market ......................................     Class B 1.40%          $ 27.84                    2,473
EQ/Money Market ......................................     Class B 1.50%          $  9.89                    5,781
EQ/Money Market ......................................     Class B 1.55%          $ 26.87                    2,306
EQ/Money Market ......................................     Class B 1.60%          $ 26.55                    4,693
EQ/Money Market ......................................     Class B 1.65%          $  9.87                    1,005
EQ/Money Market ......................................     Class B 1.70%          $ 25.92                      349
EQ/Money Market ......................................     Class B 1.80%          $ 25.31                       28
EQ/Money Market ......................................     Class B 1.90%          $ 24.71                       10

EQ/Small Company Index ...............................     Class B 0.50%          $ 15.24                       --
EQ/Small Company Index ...............................     Class B 0.95%          $ 14.76                       16
EQ/Small Company Index ...............................     Class B 1.20%          $ 14.50                    4,174
EQ/Small Company Index ...............................     Class B 1.25%          $ 12.47                    1,702
EQ/Small Company Index ...............................     Class B 1.35%          $ 14.35                    2,622
EQ/Small Company Index ...............................     Class B 1.40%          $ 14.30                    6,730
EQ/Small Company Index ...............................     Class B 1.50%          $ 12.43                    2,712
EQ/Small Company Index ...............................     Class B 1.55%          $ 14.15                    1,001
EQ/Small Company Index ...............................     Class B 1.60%          $ 14.10                    3,996
EQ/Small Company Index ...............................     Class B 1.65%          $ 12.40                    1,215
EQ/Small Company Index ...............................     Class B 1.70%          $ 14.00                      575
EQ/Small Company Index ...............................     Class B 1.80%          $ 13.90                       40
EQ/Small Company Index ...............................     Class B 1.90%          $ 13.80                        6

EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.25%          $ 11.37                        4
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.50%          $ 11.37                       13
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.65%          $ 11.36                        6
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.70%          $ 11.36                        1

Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.20%          $ 10.16                      339
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.25%          $ 10.41                      417
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.40%          $ 10.14                      774
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.50%          $ 10.37                      958
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.60%          $ 10.12                      360
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.65%          $ 10.35                      878
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.70%          $ 10.35                      143

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                         ------------------   -----------------   --------------------------
U.S. Real Estate -- Class II .........     Class B 1.20%           $ 12.73                     934
U.S. Real Estate -- Class II .........     Class B 1.25%           $ 14.79                   1,552
U.S. Real Estate -- Class II .........     Class B 1.40%           $ 12.71                   2,062
U.S. Real Estate -- Class II .........     Class B 1.50%           $ 14.74                   2,998
U.S. Real Estate -- Class II .........     Class B 1.60%           $ 12.69                     435
U.S. Real Estate -- Class II .........     Class B 1.65%           $ 14.71                   1,107
U.S. Real Estate -- Class II .........     Class B 1.70%           $ 14.70                     334


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                   --------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 2,675,436       $2,283,132            $4,291,751
 Expenses:
  Asset-based charges ............................     1,425,370          631,295             1,298,747
                                                     -----------       ----------            ----------
Net Investment Income (Loss) .....................     1,250,066        1,651,837             2,993,004
                                                     -----------       ----------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (889,808)         366,321               166,391
  Realized gain distribution from The Trusts .....        60,885           24,905                64,736
                                                     -----------       ----------            ----------
 Net realized gain (loss) ........................      (828,923)         391,226               231,127
                                                     -----------       ----------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    17,625,861        1,340,644             6,357,620
                                                     -----------       ----------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    16,796,938        1,731,870             6,588,747
                                                     -----------       ----------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $18,047,004       $3,383,707            $9,581,751
                                                     ===========       ==========            ==========


                                                    AXA Moderate   AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation        Allocation      Aggressive Equity      Core Bond
                                                   -------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 41,639,371      $16,497,825        $         --       $ 18,217,226
 Expenses:
  Asset-based charges ............................    15,908,593        5,444,793           1,541,900          7,940,703
                                                    ------------      -----------        ------------       ------------
Net Investment Income (Loss) .....................    25,730,778       11,053,032          (1,541,900)        10,276,523
                                                    ------------      -----------        ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     8,665,208          621,021          (2,390,443)         1,358,269
  Realized gain distribution from The Trusts .....            --          203,993                  --          3,149,856
                                                    ------------      -----------        ------------       ------------
 Net realized gain (loss) ........................     8,665,208          825,014          (2,390,443)         4,508,125
                                                    ------------      -----------        ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    68,638,009       56,938,813          14,973,900         (1,219,137)
                                                    ------------      -----------        ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    77,303,217       57,763,827          12,583,457          3,288,989
                                                    ------------      -----------        ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $103,033,995      $68,816,859        $ 11,041,557       $ 13,565,511
                                                    ============      ===========        ============       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP  AXA Premier VIP      AXA Premier VIP        AXA Premier VIP
                                                      Health Care       High Yield     International Equity   Large Cap Core Equity
                                                   ---------------- ----------------- ----------------------  ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 6,514,581     $ 51,416,424          $ 4,204,839             $2,920,258
 Expenses:
  Asset-based charges ............................      2,240,605       10,929,054            2,460,046              1,687,675
                                                      -----------     ------------          -----------             ----------
Net Investment Income (Loss) .....................      4,273,976       40,487,370            1,744,793              1,232,583
                                                      -----------     ------------          -----------             ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,465,571       (1,768,121)           6,114,602              3,070,614
  Realized gain distribution from The Trusts .....      4,849,091               --            2,218,920              2,924,372
                                                      -----------     ------------          -----------             ----------
 Net realized gain (loss) ........................      9,314,662       (1,768,121)           8,333,522              5,994,986
                                                      -----------     ------------          -----------             ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,013,044       15,403,350           19,828,901              2,665,684
                                                      -----------     ------------          -----------             ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     12,327,706       13,635,229           28,162,423              8,660,670
                                                      -----------     ------------          -----------             ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $16,601,682     $ 54,122,599          $29,907,216             $9,893,253
                                                      ===========     ============          ===========             ==========


                                                        AXA Premier VIP   AXA Premier VIP       AXA Premier VIP
                                                       Large Cap Growth   Large Cap Value     Small/Mid Cap Growth
                                                     ------------------ -----------------     --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $         --       $18,262,912           $ 4,566,118
 Expenses:
  Asset-based charges ............................          3,340,586         3,809,411             4,145,274
                                                         ------------       -----------           -----------
Net Investment Income (Loss) .....................         (3,340,586)       14,453,501               420,844
                                                         ------------       -----------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          5,507,044         6,233,963             9,193,647
  Realized gain distribution from The Trusts .....                 --         2,926,511               608,192
                                                         ------------       -----------           -----------
 Net realized gain (loss) ........................          5,507,044         9,160,474             9,801,839
                                                         ------------       -----------           -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         11,109,829        12,104,794            20,914,849
                                                         ------------       -----------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         16,616,873        21,265,268            30,716,688
                                                         ------------       -----------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ 13,276,287       $35,718,769           $31,137,532
                                                         ============       ===========           ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      AXA Premier VIP     AXA Premier VIP     EQ/Alliance
                                                    Small/Mid Cap Value      Technology      Common Stock
                                                   --------------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $11,762,008         $ 1,459,810     $  10,815,043
 Expenses:
  Asset-based charges ............................        4,063,373           2,265,930        14,500,506
                                                        -----------         -----------     -------------
Net Investment Income (Loss) .....................        7,698,635            (806,120)       (3,685,463)
                                                        -----------         -----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        9,274,749           2,886,465       (19,524,741)
  Realized gain distribution from The Trusts .....        6,372,102                  --                --
                                                        -----------         -----------     -------------
 Net realized gain (loss) ........................       15,646,851           2,886,465       (19,524,741)
                                                        -----------         -----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       16,091,755          13,689,601       148,727,751
                                                        -----------         -----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       31,738,605          16,576,066       129,203,010
                                                        -----------         -----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $39,437,241         $15,769,946     $ 125,517,547
                                                        ===========         ===========     =============


                                                                         EQ/Alliance
                                                                         Intermediate
                                                       EQ/Alliance        Government     EQ/Alliance      EQ/Alliance
                                                    Growth and Income     Securities    International   Premier Growth
                                                   ------------------- --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 8,684,959      $ 10,248,756     $ 6,142,249    $           --
 Expenses:
  Asset-based charges ............................       7,441,382         4,804,773       4,086,787         4,835,377
                                                       -----------      ------------     -----------    --------------
Net Investment Income (Loss) .....................       1,243,577         5,443,983       2,055,462        (4,835,377)
                                                       -----------      ------------     -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       9,370,148        (1,806,123)      8,692,293       (23,216,807)
  Realized gain distribution from The Trusts .....              --            16,947              --                --
                                                       -----------      ------------     -----------    --------------
 Net realized gain (loss) ........................       9,370,148        (1,789,176)      8,692,293       (23,216,807)
                                                       -----------      ------------     -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      48,376,892        (2,195,726)     39,065,655        49,959,591
                                                       -----------      ------------     -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      57,747,040        (3,984,902)     47,757,948        26,742,784
                                                       -----------      ------------     -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $58,990,617      $  1,459,081     $49,813,410    $   21,907,407
                                                       ===========      ============     ===========    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                   EQ/Alliance      EQ/Alliance        EQ/Bernstein           EQ/Calvert
                                                  Quality Bond   Small Cap Growth   Diversified Value    Socially Responsible
                                                 -------------- ------------------ -------------------  ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................  $ 11,547,350     $         --        $ 15,765,215          $        --
 Expenses:
  Asset-based charges ..........................     4,073,282        5,048,783          15,309,183              377,153
                                                  ------------     ------------        ------------          -----------
Net Investment Income (Loss) ...................     7,474,068       (5,048,783)            456,032             (377,153)
                                                  ------------     ------------        ------------          -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........       385,390        2,910,528          11,079,739              736,591
  Realized gain distribution from The Trusts ...       796,964               --           8,113,920                   --
                                                  ------------     ------------        ------------          -----------
 Net realized gain (loss) ......................     1,182,354        2,910,528          19,193,659              736,591
                                                  ------------     ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments ................    (2,399,961)      45,577,615         108,422,137              372,522
                                                  ------------     ------------        ------------          -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    (1,217,607)      48,488,143         127,615,796            1,109,113
                                                  ------------     ------------        ------------          -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $  6,256,461     $ 43,439,360        $128,071,828          $   731,960
                                                  ============     ============        ============          ===========


                                                      EQ/Capital           EQ/Capital                EQ/Capital
                                                   Guardian Growth   Guardian International       Guardian Research
                                                  ----------------- ------------------------     ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................    $   1,253,734          $ 6,941,071              $  4,138,065
 Expenses:
  Asset-based charges ..........................        3,433,994            6,115,240                 8,835,249
                                                    -------------          -----------              ------------
Net Investment Income (Loss) ...................       (2,180,260)             825,831                (4,697,184)
                                                    -------------          -----------              ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........       (9,383,756)           2,805,403                10,271,641
  Realized gain distribution from The Trusts ...               --                   --                        --
                                                    -------------          -----------              ------------
 Net realized gain (loss) ......................       (9,383,756)           2,805,403                10,271,641
                                                    -------------          -----------              ------------
 Change in unrealized appreciation
  (depreciation) of investments ................       20,593,789           51,810,215                52,195,696
                                                    -------------          -----------              ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................       11,210,033           54,615,618                62,467,337
                                                    -------------          -----------              ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................    $   9,029,773          $55,441,449              $ 57,770,153
                                                    =============          ===========              ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQ/Capital          EQ/Emerging    EQ/Enterprise      EQ/Enterprise
                                                 Guardian U.S. Equity   Markets Equity     Equity (a)     Equity Income (a)
                                                ---------------------- ---------------- ---------------  -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................      $  3,735,594        $  1,630,677      $     --            $126,299
 Expenses:
  Asset-based charges .........................         9,979,494           3,076,835         4,456              17,104
                                                     ------------        ------------      --------            --------
Net Investment Income (Loss) ..................        (6,243,900)         (1,446,158)       (4,456)            109,195
                                                     ------------        ------------      --------            --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........         9,599,830          16,356,042         8,343               3,136
  Realized gain distribution from The Trusts ..                --                  --            --                  --
                                                     ------------        ------------      --------            --------
 Net realized gain (loss) .....................         9,599,830          16,356,042         8,343               3,136
                                                     ------------        ------------      --------            --------
 Change in unrealized appreciation
  (depreciation) of investments ...............        53,423,505          31,991,412        74,904             175,301
                                                     ------------        ------------      --------            --------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................        63,023,335          48,347,454        83,247             178,437
                                                     ------------        ------------      --------            --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................      $ 56,779,435        $ 46,901,296      $ 78,791            $287,632
                                                     ============        ============      ========            ========


                                                  EQ/Enterprise       EQ/Enterprise              EQ/Enterprise
                                                    Growth (a)    Growth and Income(a)      Small Company Growth (a)
                                                 --------------- ----------------------    -------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................      $ 1,998             $16,199                   $     --
 Expenses:
  Asset-based charges .........................        2,703               2,877                      3,165
                                                     -------             -------                   --------
Net Investment Income (Loss) ..................         (705)             13,322                     (3,165)
                                                     -------             -------                   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........        2,240               1,907                     45,936
  Realized gain distribution from The Trusts ..           --                  --                         --
                                                     -------             -------                   --------
 Net realized gain (loss) .....................        2,240               1,907                     45,936
                                                     -------             -------                   --------
 Change in unrealized appreciation
  (depreciation) of investments ...............       43,847              49,197                     61,580
                                                     -------             -------                   --------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................       46,087              51,104                    107,516
                                                     -------             -------                   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................      $45,382             $64,426                   $104,351
                                                     =======             =======                   ========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQ/Enterprise
                                                 Small Company Value (a)  EQ/Equity 500 Index    EQ/Evergreen Omega   EQ/FI Mid Cap
                                                 -----------------------  -------------------   -------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................         $ 13,942              $ 19,878,563         $     389,653       $15,087,342
 Expenses:
  Asset-based charges .........................           17,768                18,586,569             1,565,543         8,409,308
                                                        --------              ------------         -------------       -----------
Net Investment Income (Loss) ..................           (3,826)                1,291,994            (1,175,890)        6,678,034
                                                        --------              ------------         -------------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........           14,223                 7,559,886             3,590,986        10,321,032
  Realized gain distribution from The Trusts ..          279,632                        --                    --        26,960,694
                                                        --------              ------------         -------------       -----------
 Net realized gain (loss) .....................          293,855                 7,559,886             3,590,986        37,281,726
                                                        --------              ------------         -------------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ...............          278,469               104,623,711             5,326,163        46,346,933
                                                        --------              ------------         -------------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................          572,324               112,183,597             8,917,149        83,628,659
                                                        --------              ------------         -------------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................         $568,498              $113,475,591         $   7,741,259       $90,306,693
                                                        ========              ============         =============       ===========


                                                  EQ/FI Small/Mid   EQ/J.P. Morgan         EQ/Janus
                                                     Cap Value         Core Bond       Large Cap Growth
                                                 ----------------- ----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................     $13,953,803      $ 41,982,848       $    452,663
 Expenses:
  Asset-based charges .........................       7,423,390        14,514,826          2,511,643
                                                    -----------      ------------       ------------
Net Investment Income (Loss) ..................       6,530,413        27,468,022         (2,058,980)
                                                    -----------      ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........       6,114,490         3,416,947         (2,177,565)
  Realized gain distribution from The Trusts ..      35,793,440         2,605,119                 --
                                                    -----------      ------------       ------------
 Net realized gain (loss) .....................      41,907,930         6,022,066         (2,177,565)
                                                    -----------      ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ...............      37,064,059        (7,850,327)        22,307,352
                                                    -----------      ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................      78,971,989        (1,828,261)        20,129,787
                                                    -----------      ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................     $85,502,402      $ 25,639,761       $ 18,070,807
                                                    ===========      ============       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                        EQ/JP Morgan         EQ/Lazard
                                                    Value Opportunities   Small Cap Value   EQ/Marsico Focus
                                                   --------------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 6,130,731         $ 40,825,378     $           --
 Expenses:
  Asset-based charges ............................        6,739,850            9,298,827         10,777,877
                                                        -----------         ------------     --------------
Net Investment Income (Loss) .....................         (609,119)          31,526,551        (10,777,877)
                                                        -----------         ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          846,840           13,618,704         10,889,884
  Realized gain distribution from The Trusts .....               --           36,852,169                 --
                                                        -----------         ------------     --------------
 Net realized gain (loss) ........................          846,840           50,470,873         10,889,884
                                                        -----------         ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       42,080,496           19,683,165         77,330,467
                                                        -----------         ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       42,927,336           70,154,038         88,220,351
                                                        -----------         ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $42,318,217         $101,680,589     $   77,442,474
                                                        ===========         ============     ==============


                                                        EQ/Mercury            EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    Basic Value Equity   International Value   Growth Companies   Investors Trust
                                                   -------------------- --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $13,688,811          $ 7,582,775        $           --     $  1,609,341
 Expenses:
  Asset-based charges ............................        8,160,845            6,330,115             3,699,564        4,051,330
                                                        -----------          -----------        --------------     ------------
Net Investment Income (Loss) .....................        5,527,966            1,252,660            (3,699,564)      (2,441,989)
                                                        -----------          -----------        --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        8,025,259            1,169,719           (11,266,283)      (3,548,954)
  Realized gain distribution from The Trusts .....       19,475,359                   --                    --               --
                                                        -----------          -----------        --------------     ------------
 Net realized gain (loss) ........................       27,500,618            1,169,719           (11,266,283)      (3,548,954)
                                                        -----------          -----------        --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       21,435,828           85,644,793            41,670,003       32,243,648
                                                        -----------          -----------        --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       48,936,446           86,814,512            30,403,720       28,694,694
                                                        -----------          -----------        --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $54,464,412          $88,067,172        $   26,704,156     $ 26,252,705
                                                        ===========          ===========        ==============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Money Market   EQ/Small Company Index
                                                   ----------------- ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  4,108,798           $ 7,184,220
 Expenses:
  Asset-based charges ............................      8,213,030             4,108,346
                                                     ------------           -----------
Net Investment Income (Loss) .....................     (4,104,232)            3,075,874
                                                     ------------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,016,291)           17,637,927
  Realized gain distribution from The Trusts .....             --             5,139,930
                                                     ------------           -----------
 Net realized gain (loss) ........................     (1,016,291)           22,777,857
                                                     ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,176,803            18,752,177
                                                     ------------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        160,512            41,530,034
                                                     ------------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    ($3,943,720)          $44,605,908
                                                     ============           ===========


                                                       EQ/Wells Fargo        Laudus Rosenberg VIT
                                                    Montgomery Small Cap   Value Long/Short Equity   U.S. Real Estate -- Class II
                                                   ---------------------- ------------------------- -----------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $     --               $        --                 $   686,971
 Expenses:
  Asset-based charges ............................            (253)                  265,783                     628,142
                                                          --------               -----------                 -----------
Net Investment Income (Loss) .....................            (253)                 (265,783)                     58,829
                                                          --------               -----------                 -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              --                    41,986                     322,246
  Realized gain distribution from The Trusts .....              --                        --                     505,779
                                                          --------               -----------                 -----------
 Net realized gain (loss) ........................              --                    41,986                     828,025
                                                          --------               -----------                 -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         440,822                   473,309                  17,793,045
                                                          --------               -----------                 -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         440,822                   515,295                  18,621,070
                                                          --------               -----------                 -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $440,569               $   249,512                 $18,679,899
                                                          ========               ===========                 ===========

-------
(a) Commenced operations on October 25, 2004.
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     AXA Aggressive Allocation (b)   AXA Conservative Allocation (b)
                                                   --------------------------------- --------------------------------
                                                         2004             2003             2004            2003
                                                   ---------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,250,066      $   8,582      $  1,651,837      $  34,555
 Net realized gain (loss) on investments .........       (828,923)           166           391,226          1,588
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,625,861        185,179         1,340,644          6,089
                                                     ------------      ---------      ------------      ---------
 Net increase (decrease) in net assets from
  operations .....................................     18,047,004        193,927         3,383,707         42,232
                                                     ------------      ---------      ------------      ---------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    156,554,106      6,467,036        62,277,776      4,548,852
  Transfers between funds including
   guaranteed interest account, net ..............     48,184,265         17,395        27,630,660        417,888
  Transfers for contract benefits and
   terminations ..................................     (2,095,193)        (1,046)       (2,392,278)       (14,689)
  Contract maintenance charges ...................       (162,559)            --          (115,253)            --
                                                     ------------      ---------      ------------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    202,480,619      6,483,385        87,400,905      4,952,051
                                                     ------------      ---------      ------------      ---------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         47,403        105,797            77,437        104,232
                                                     ------------      ---------      ------------      ---------
Increase (Decrease) in Net Assets ................    220,575,026      6,783,109        90,862,049      5,098,515
Net Assets -- Beginning of Period ................      6,783,109             --         5,098,515             --
                                                     ------------      ---------      ------------      ---------
Net Assets -- End of Period ......................   $227,358,135      $6,783,109     $ 95,960,564      $5,098,515
                                                     ============      ==========     ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         83,537            626            12,117            490
 Units Redeemed ..................................        (64,506)            (1)           (3,599)            (7)
                                                     ------------      ------------   ------------      ------------
 Net Increase (Decrease) .........................         19,031            625             8,518            483
                                                     ============      ===========    ============      ===========


                                                        AXA Conservative-Plus
                                                           Allocation (b)                AXA Moderate Allocation
                                                   ------------------------------- -----------------------------------
                                                         2004            2003             2004              2003
                                                   ---------------- -------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,993,004     $   72,295     $   25,730,778    $   7,962,574
 Net realized gain (loss) on investments .........        231,127          6,184          8,665,208          335,685
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,357,620         83,482         68,638,009       54,136,993
                                                     ------------     ----------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      9,581,751        161,961        103,033,995       62,435,252
                                                     ------------     ----------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    136,560,768      8,428,207        791,453,620      327,309,596
  Transfers between funds including
   guaranteed interest account, net ..............     49,616,915         (7,167)       212,303,320      141,888,694
  Transfers for contract benefits and
   terminations ..................................     (5,401,742)       (23,535)       (49,628,748)     (13,874,768)
  Contract maintenance charges ...................       (203,264)            --         (5,870,217)      (1,166,793)
                                                     ------------     ----------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    180,572,677      8,397,505        948,257,975      454,156,729
                                                     ------------     ----------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         52,927        108,883             41,283           35,525
                                                     ------------     ----------     --------------    -------------
Increase (Decrease) in Net Assets ................    190,207,355      8,668,349      1,051,333,253      516,627,506
Net Assets -- Beginning of Period ................      8,668,349             --        653,911,301      137,283,795
                                                     ------------     ----------     --------------    -------------
Net Assets -- End of Period ......................   $198,875,704     $8,668,349     $1,705,244,554    $ 653,911,301
                                                     ============     ==========     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,234            853             89,349           16,569
 Units Redeemed ..................................         (3,856)           (32)           (13,514)          (1,501)
                                                     ------------     ----------     --------------    -------------
 Net Increase (Decrease) .........................         17,378            821             75,835           15,068
                                                     ============     ==========     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   AXA Moderate-Plus Allocation (b) AXA Premier VIP Aggressive Equity
                                                   -------------------------------- ---------------------------------
                                                         2004             2003            2004             2003
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,053,032     $   110,169     $ (1,541,900)    $ (1,087,687)
 Net realized gain (loss) on investments .........        825,014           9,579       (2,390,443)      (6,159,584)
 Change in unrealized appreciation
  (depreciation) of investments ..................     56,938,813         707,041       14,973,900       30,769,957
                                                    -------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     68,816,859         826,789       11,041,557       23,522,686
                                                    -------------     -----------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    658,378,541      24,347,565       16,895,586       18,360,852
  Transfers between funds including
   guaranteed interest account, net ..............    216,717,689         891,591       (1,239,647)       4,020,784
  Transfers for contract benefits and
   terminations ..................................    (13,655,662)       (286,396)      (7,597,848)      (5,100,506)
  Contract maintenance charges ...................       (644,576)             --         (504,848)        (245,716)
                                                    -------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    860,795,992      24,952,760        7,553,243       17,035,414
                                                    -------------     -----------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         36,119         107,143           77,677           27,140
                                                    -------------     -----------     ------------     ------------
Increase (Decrease) in Net Assets ................    929,648,970      25,886,692       18,672,477       40,585,240
Net Assets -- Beginning of Period ................     25,886,692              --      101,412,270       60,827,030
                                                    -------------     -----------     ------------     ------------
Net Assets -- End of Period ......................  $ 955,535,662     $25,886,692     $120,084,747     $101,412,270
                                                    =============     ===========     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         90,053           2,450            1,914              849
 Units Redeemed ..................................         (9,719)            (35)            (891)            (380)
                                                    -------------     -----------     ------------     ------------
 Net Increase (Decrease) .........................         80,334           2,415            1,023              469
                                                    =============     ===========     ============     ============


                                                       AXA Premier VIP Core Bond       AXA Premier VIP Health Care
                                                   --------------------------------- --------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  10,276,523    $   8,589,672     $  4,273,976    $    106,187
 Net realized gain (loss) on investments .........      4,508,125        1,418,423        9,314,662         489,937
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,219,137)      (2,615,602)       3,013,044      15,397,189
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     13,565,511        7,392,493       16,601,682      15,993,313
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    118,496,240      270,391,237       49,302,807      52,732,039
  Transfers between funds including
   guaranteed interest account, net ..............     (4,892,940)      54,821,760       23,472,013      22,089,039
  Transfers for contract benefits and
   terminations ..................................    (30,256,245)     (19,811,144)      (5,638,793)     (2,066,728)
  Contract maintenance charges ...................     (3,964,770)      (1,457,974)      (1,109,717)       (224,556)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     79,382,285      303,943,879       66,026,310      72,529,794
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         44,572           86,574           61,654          45,539
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................     92,992,368      311,422,946       82,689,646      88,568,646
Net Assets -- Beginning of Period ................    516,199,291      204,776,345      113,833,005      25,264,359
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 609,191,659    $ 516,199,291     $196,522,651    $113,833,005
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         25,401           42,612           10,642           9,800
 Units Redeemed ..................................        (17,615)         (14,448)          (4,468)         (1,613)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................          7,786           28,164            6,174           8,187
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    AXA Premier VIP International
                                                   AXA Premier VIP High Yield                  Equity
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  40,487,370    $  24,725,720     $  1,744,793     $   (311,259)
 Net realized gain (loss) on investments ......     (1,768,121)      (7,573,108)       8,333,522        1,355,338
 Change in unrealized appreciation
  (depreciation) of investments ...............  $  15,403,350    $  59,507,578       19,828,901       19,882,062
                                                 -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     54,122,599       76,660,190       29,907,216       20,926,141
                                                 -------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: .................
  Payments received from contractowners .......    172,015,565      258,400,960       70,339,810       48,557,182
  Transfers between funds including
   guaranteed interest account, net ...........     14,518,520      138,042,541       31,571,518       25,030,459
  Transfers for contract benefits and
   terminations ...............................    (48,837,418)     (27,444,387)      (5,876,789)      (1,737,289)
  Contract maintenance charges ................     (4,342,090)      (1,143,945)      (1,086,297)        (250,052)
                                                 -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................    133,354,577      367,855,169       94,948,242       71,600,300
                                                 -------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         43,506           43,802           50,272           53,139
                                                 -------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets .............    187,520,682      444,559,161      124,905,730       92,579,580
Net Assets -- Beginning of Period .............    673,254,453      228,695,292      117,674,983       25,095,403
                                                 -------------    -------------     ------------     ------------
Net Assets -- End of Period ...................  $ 860,775,135    $ 673,254,453     $242,580,713     $117,674,983
                                                 =============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................         23,466           21,637           15,379           14,974
 Units Redeemed ...............................        (11,122)          (6,220)          (7,012)          (6,840)
                                                 -------------    -------------     ------------     ------------
 Net Increase (Decrease) ......................         12,344           15,417            8,367            8,134
                                                 =============    =============     ============     ============


                                                 AXA Premier VIP Large Cap Core
                                                             Equity               AXA Premier VIP Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  1,232,583     $   (751,765)    $ (3,340,586)    $ (1,617,545)
 Net realized gain (loss) on investments ......      5,994,986         (381,630)       5,507,044         (240,941)
 Change in unrealized appreciation
  (depreciation) of investments ...............      2,665,684       16,593,880       11,109,829       30,535,004
                                                  ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................      9,893,253       15,460,485       13,276,287       28,676,518
                                                  ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: .................
  Payments received from contractowners .......     23,311,992       42,401,814       60,720,555       81,013,224
  Transfers between funds including
   guaranteed interest account, net ...........      5,667,087       18,516,595       14,965,209       43,176,732
  Transfers for contract benefits and
   terminations ...............................     (4,581,575)      (2,171,301)      (9,238,200)      (4,561,757)
  Contract maintenance charges ................       (856,159)        (251,955)      (1,640,288)        (483,706)
                                                  ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     23,541,345       58,495,153       64,807,276      119,144,493
                                                  ------------     ------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         82,345           66,907           55,663           51,670
                                                  ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets .............     33,516,943       74,022,545       78,139,226      147,872,681
Net Assets -- Beginning of Period .............    102,252,414       28,229,869      197,135,492       49,262,811
                                                  ------------     ------------     ------------     ------------
Net Assets -- End of Period ...................   $135,769,357     $102,252,414     $275,274,718     $197,135,492
                                                  ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................          4,561            8,370           13,069           17,780
 Units Redeemed ...............................         (2,038)          (1,492)          (6,525)          (2,542)
                                                  ------------     ------------     ------------     ------------
 Net Increase (Decrease) ......................          2,253            6,878            6,544           15,238
                                                  ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   AXA Premier VIP Small/Mid Cap
                                                AXA Premier VIP Large Cap Value               Growth
                                               --------------------------------- ---------------------------------
                                                     2004             2003             2004             2003
                                               ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $  14,453,501     $  1,787,186    $     420,844     $    673,867
 Net realized gain (loss) on investments .....      9,160,474         (692,054)       9,801,839         (237,398)
 Change in unrealized appreciation
  (depreciation) of investments ..............     12,104,794       33,896,291       20,914,849       45,055,182
                                                -------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .................................     35,718,769       34,991,423       31,137,532       45,491,651
                                                -------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ................
  Payments received from contractowners ......     73,070,891       80,654,504       74,577,288      100,358,681
  Transfers between funds including
   guaranteed interest account, net ..........     39,223,367       40,672,785        7,547,504       55,224,071
  Transfers for contract benefits and
   terminations ..............................    (11,056,605)      (3,962,869)     (11,462,810)      (5,394,208)
  Contract maintenance charges ...............     (1,836,940)        (493,715)      (2,032,153)        (545,306)
                                                -------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ................     99,400,713      116,870,705       68,629,829      149,643,238
                                                -------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49....         55,880           45,640           48,432           55,036
                                                -------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets ............    135,175,362      151,907,768       99,815,793      195,189,925
Net Assets -- Beginning of Period ............    207,077,260       55,169,492      246,795,941       51,606,016
                                                -------------     ------------    -------------     ------------
Net Assets -- End of Period ..................  $ 342,252,622     $207,077,260    $ 346,611,734     $246,795,941
                                                =============     ============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ................................         15,309           15,207           15,616           24,245
 Units Redeemed ..............................         (6,306)          (1,942)          (8,812)          (3,889)
                                                -------------     ------------    -------------     ------------
 Net Increase (Decrease) .....................          9,003           13,265            6,804           20,356
                                                =============     ============    =============     ============


                                                 AXA Premier VIP Small/Mid Cap
                                                             Value                AXA Premier VIP Technology (c)
                                               --------------------------------- --------------------------------
                                                     2004             2003             2004             2003
                                               ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $   7,698,635     $ (1,139,246)    $   (806,120)    $ 1,138,527
 Net realized gain (loss) on investments .....     15,646,851          (31,765)       2,886,465       1,810,194
 Change in unrealized appreciation
  (depreciation) of investments ..............     16,091,755       44,495,404       13,689,601       9,350,905
                                                -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  operations .................................     39,437,241       43,324,393       15,769,946      12,299,626
                                                -------------     ------------     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ................
  Payments received from contractowners ......     79,666,269       90,244,709       35,885,538      27,193,006
  Transfers between funds including
   guaranteed interest account, net ..........     29,551,735       41,875,316      117,668,968      15,628,585
  Transfers for contract benefits and
   terminations ..............................    (12,021,413)      (4,753,240)      (6,905,286)       (911,573)
  Contract maintenance charges ...............     (1,953,510)        (472,272)        (969,510)       (115,867)
                                                -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ................     95,243,081      126,894,513      145,679,710      41,794,151
                                                -------------     ------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49....         36,399           47,417           59,021          60,382
                                                -------------     ------------     ------------     -----------
Increase (Decrease) in Net Assets ............    134,716,721      170,266,323      161,508,677      54,154,159
Net Assets -- Beginning of Period ............    218,475,605       48,209,282       67,252,264      13,098,105
                                                -------------     ------------     ------------     -----------
Net Assets -- End of Period ..................  $ 353,192,326     $218,475,605     $228,760,941     $67,252,264
                                                =============     ============     ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ................................         15,835           17,412           26,000           8,989
 Units Redeemed ..............................         (7,157)          (2,605)          (9,085)         (3,703)
                                                -------------     ------------     ------------     -----------
 Net Increase (Decrease) .....................          8,678           14,807           16,915           5,286
                                                =============     ============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Alliance Common Stock         EQ/Alliance Growth and Income
                                                   ----------------------------------- ---------------------------------
                                                          2004              2003             2004             2003
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,685,463)   $    (597,284)   $   1,243,577     $    596,784
 Net realized gain (loss) on investments .........      (19,524,741)     (48,027,100)       9,370,148       (1,634,832)
 Change in unrealized appreciation
  (depreciation) of investments ..................      148,727,751      289,268,698       48,376,892       69,597,093
                                                     --------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      125,517,547      240,644,314       58,990,617       68,559,045
                                                     --------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      237,901,843      175,143,336      151,355,992      182,212,911
  Transfers between funds including
   guaranteed interest account, net ..............       25,868,760       48,082,355       40,509,334       82,777,186
  Transfers for contract benefits and
   terminations ..................................      (64,874,200)     (36,984,535)     (23,625,716)      (9,083,814)
  Contract maintenance charges ...................       (4,720,010)      (1,946,091)      (3,597,930)        (933,537)
                                                     --------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      194,176,393      184,295,065      164,641,680      254,972,746
                                                     --------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49........           76,120           48,998           49,351           39,913
                                                     --------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................      319,770,060      424,988,377      223,681,648      323,571,704
Net Assets -- Beginning of Period ................      878,109,131      453,120,754      427,836,117      104,264,413
                                                     --------------    -------------    -------------     ------------
Net Assets -- End of Period ......................   $1,197,879,191    $ 878,109,131    $ 651,517,765     $427,836,117
                                                     ==============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           21,150            2,761           18,100           14,463
 Units Redeemed ..................................           (3,430)            (662)          (5,612)          (2,463)
                                                     --------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................           17,720            2,099           12,488           12,000
                                                     ==============    =============    =============     ============


                                                       EQ/Alliance Intermediate
                                                         Government Securities        EQ/Alliance International (a)
                                                   --------------------------------- --------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,443,983    $   8,598,475    $   2,055,462    $  1,293,534
 Net realized gain (loss) on investments .........     (1,789,176)        (679,994)       8,692,293       7,472,860
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,195,726)      (6,139,392)      39,065,655      38,418,067
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      1,459,081        1,779,089       49,813,410      47,184,461
                                                    -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     55,889,036      148,583,950       84,893,424      62,435,264
  Transfers between funds including
   guaranteed interest account, net ..............    (19,283,175)      20,952,666       18,639,349     101,034,718
  Transfers for contract benefits and
   terminations ..................................    (24,038,279)     (25,759,248)     (13,441,034)     (6,141,321)
  Contract maintenance charges ...................     (1,952,085)        (884,569)      (1,657,314)       (481,757)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     10,615,497      142,892,799       88,434,425     156,846,904
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49........         47,559           49,733           51,608          25,376
                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................     12,122,137      144,721,621      138,299,443     204,056,741
Net Assets -- Beginning of Period ................    328,236,418      183,514,797      233,194,562      29,137,821
                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................  $ 340,358,555    $ 328,236,418    $ 371,494,005    $233,194,562
                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,961           19,572           17,212          48,871
 Units Redeemed ..................................         (8,648)         (11,646)          (9,590)        (31,755)
                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................          2,313            7,926            7,622          17,116
                                                    =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Premier Growth         EQ/Alliance Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,835,377)   $  (4,101,000)   $   7,474,068    $   3,378,979
 Net realized gain (loss) on investments .........    (23,216,807)     (34,752,480)       1,182,354        1,207,522
 Change in unrealized appreciation
  (depreciation) of investments ..................     49,959,591       93,606,976       (2,399,961)      (1,284,049)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     21,907,407       54,753,496        6,256,461        3,302,452
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     32,658,973       59,559,210       67,007,398      138,174,936
  Transfers between funds including
   guaranteed interest account, net ..............    (12,036,103)      (1,589,373)      (1,567,202)      38,499,682
  Transfers for contract benefits and
   terminations ..................................    (18,798,982)     (16,915,100)     (17,731,063)     (11,010,410)
  Contract maintenance charges ...................     (1,359,958)        (736,254)      (1,964,345)        (605,600)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        463,930       40,318,483       45,744,788      165,058,608
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         60,658           30,574           60,303           42,140
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     22,431,995       95,102,553       52,061,552      168,403,200
Net Assets -- Beginning of Period ................    328,133,534      233,030,981      258,111,020       89,707,820
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 350,565,529    $ 328,133,534    $ 310,172,572    $ 258,111,020
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,621           19,558           10,638           15,222
 Units Redeemed ..................................        (11,311)         (12,045)          (6,005)          (4,320)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,690)           7,513            4,633           10,902
                                                    =============    =============    =============    =============


                                                     EQ/Alliance Small Cap Growth      EQ/Bernstein Diversified Value
                                                   --------------------------------- ----------------------------------
                                                         2004             2003              2004              2003
                                                   ---------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,048,783)   $  (3,389,052)    $      456,032    $   1,606,295
 Net realized gain (loss) on investments .........      2,910,528       (4,773,748)        19,193,659       (1,296,532)
 Change in unrealized appreciation
  (depreciation) of investments ..................     45,577,615       89,563,205        108,422,137      161,693,823
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     43,439,360       81,400,405        128,071,828      162,003,586
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     60,077,310       79,803,131        238,618,340      296,265,597
  Transfers between funds including
   guaranteed interest account, net ..............    (15,426,982)      24,528,284         64,694,988      106,366,797
  Transfers for contract benefits and
   terminations ..................................    (19,285,304)     (11,908,755)       (54,310,692)     (28,132,698)
  Contract maintenance charges ...................     (1,842,288)        (751,079)        (6,294,410)      (2,036,155)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     23,522,736       91,671,581        242,708,226      372,463,541
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         57,326           41,093             34,389           43,996
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................     67,019,422      173,113,079        370,814,443      534,511,123
Net Assets -- Beginning of Period ................    334,210,855      161,097,776        907,922,995      373,411,872
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 401,230,277    $ 334,210,855     $1,278,737,438    $ 907,922,995
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,387           39,271             35,171           42,136
 Units Redeemed ..................................         (7,811)         (31,106)           (14,333)          (8,159)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................          2,576            8,165             20,838           33,977
                                                    =============    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Calvert Socially Responsible    EQ/Capital Guardian Growth
                                                   ------------------------------- ---------------------------------
                                                         2004            2003            2004             2003
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (377,153)    $  (164,879)   $  (2,180,260)   $  (2,899,990)
 Net realized gain (loss) on investments .........       736,591          19,245       (9,383,756)     (20,913,527)
 Change in unrealized appreciation
  (depreciation) of investments ..................       372,522       3,166,642       20,593,789       69,278,542
                                                     -----------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       731,960       3,021,008        9,029,773       45,465,025
                                                     -----------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     8,948,670      11,341,756       12,980,134       36,307,515
  Transfers between funds including
   guaranteed interest account, net ..............     1,154,923       3,598,504      (14,084,594)      (6,323,694)
  Transfers for contract benefits and
   terminations ..................................      (878,555)       (566,919)     (16,817,334)     (14,644,139)
  Contract maintenance charges ...................      (170,210)        (32,156)      (1,104,693)        (799,156)
                                                     -----------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     9,054,828      14,341,185      (19,026,487)      14,540,526
                                                     -----------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        94,425          65,543           75,090           39,129
                                                     -----------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................     9,881,213      17,427,736       (9,921,624)      60,044,680
Net Assets -- Beginning of Period ................    22,034,408       4,606,672      255,042,767      194,998,087
                                                     -----------     -----------    -------------    -------------
Net Assets -- End of Period ......................   $31,915,621     $22,034,408    $ 245,121,143    $ 255,042,767
                                                     ===========     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         1,722           2,457            3,322            7,046
 Units Redeemed ..................................          (822)           (432)          (4,956)          (5,580)
                                                     -----------     -----------    -------------    -------------
 Net Increase (Decrease) .........................           900           2,025           (1,634)           1,466
                                                     ===========     ===========    =============    =============


                                                   EQ/Capital Guardian International   EQ/Capital Guardian Research
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     825,831    $     185,804    $  (4,697,184)   $  (4,090,272)
 Net realized gain (loss) on investments .........      2,805,403          726,008       10,271,641       (5,274,563)
 Change in unrealized appreciation
  (depreciation) of investments ..................     51,810,215       62,294,993       52,195,696      123,305,047
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     55,441,449       63,206,805       57,770,153      113,940,212
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    138,317,878      103,612,293      104,101,186      115,443,470
  Transfers between funds including
   guaranteed interest account, net ..............     46,488,671       53,327,805        8,096,122       33,336,578
  Transfers for contract benefits and
   terminations ..................................    (17,849,918)     (10,566,998)     (35,170,191)     (22,822,408)
  Contract maintenance charges ...................     (2,283,362)        (570,198)      (2,955,742)      (1,341,709)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    164,673,269      145,802,902       74,071,375      124,615,931
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         55,864           30,731           58,784            7,434
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    220,170,582      209,040,438      131,900,312      238,563,577
Net Assets -- Beginning of Period ................    324,214,080      115,173,642      562,889,000      324,325,423
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 544,384,662    $ 324,214,080    $ 694,789,312    $ 562,889,000
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,042           37,305           16,908           21,389
 Units Redeemed ..................................        (10,702)         (19,123)         (10,173)          (7,585)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         15,340           18,182            6,735           13,804
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital                        EQ/Emerging
                                                         Guardian U.S. Equity                 Markets Equity
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,243,900)   $  (3,691,773)    $ (1,446,158)    $   (332,111)
 Net realized gain (loss) on investments .........      9,599,830       (3,171,987)      16,356,042         (441,399)
 Change in unrealized appreciation
  (depreciation) of investments ..................     53,423,505      116,863,155       31,991,412       43,470,993
                                                    -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     56,779,435      109,999,395       46,901,296       42,697,483
                                                    -------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    183,183,498      204,829,544       69,533,375       37,927,558
  Transfers between funds including
   guaranteed interest account, net ..............     40,689,780       94,094,623       26,633,625       29,826,443
  Transfers for contract benefits and
   terminations ..................................    (33,757,471)     (14,049,723)      (9,754,773)      (4,579,071)
  Contract maintenance charges ...................     (4,119,222)      (1,044,692)      (1,063,322)        (290,752)
                                                    -------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    185,996,585      283,829,752       85,348,905       62,884,178
                                                    -------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         53,624           34,690           39,848           23,338
                                                    -------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets ................    242,829,644      393,863,837      132,290,049      105,604,999
Net Assets -- Beginning of Period ................    583,374,297      189,510,460      164,200,906       58,595,907
                                                    -------------    -------------     ------------     ------------
Net Assets -- End of Period ......................  $ 826,203,941    $ 583,374,297     $296,490,955     $164,200,906
                                                    =============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         29,318           37,349           24,627           20,842
 Units Redeemed ..................................        (12,140)          (5,404)         (17,093)         (12,421)
                                                    -------------    -------------     ------------     ------------
 Net Increase (Decrease) .........................         17,178           31,945            7,534            8,421
                                                    =============    =============     ============     ============


                                                    EQ/Enterprise     EQ/Enterprise     EQ/Enterprise       EQ/Enterprise
                                                      Equity (d)    Equity Income (d)     Growth (d)    Growth and Income (d)
                                                   --------------- ------------------- --------------- ----------------------
                                                         2004              2004              2004               2004
                                                   --------------- ------------------- --------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (4,456)       $   109,195       $     (705)         $   13,322
 Net realized gain (loss) on investments .........        8,343              3,136            2,240               1,907
 Change in unrealized appreciation
  (depreciation) of investments ..................       74,904            175,301           43,847              49,197
                                                     ----------        -----------       ----------          ----------
 Net increase (decrease) in net assets from
  operations .....................................       78,791            287,632           45,382              64,426
                                                     ----------        -----------       ----------          ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    2,146,039          3,233,630        1,057,585           1,015,141
  Transfers between funds including
   guaranteed interest account, net ..............    2,234,849         13,425,408          893,794           1,227,736
  Transfers for contract benefits and
   terminations ..................................       (8,772)           (47,012)            (220)             (1,581)
  Contract maintenance charges ...................       (2,493)            (3,100)          (1,159)               (216)
                                                     ----------        -----------       ----------          ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,369,623         16,608,927        1,949,999           2,241,080
                                                     ----------        -----------       ----------          ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        4,312            112,508          102,702               2,879
                                                     ----------        -----------       ----------          ----------
Increase (Decrease) in Net Assets ................    4,452,726         17,009,066        2,098,084           2,308,385
Net Assets -- Beginning of Period ................           --                 --               --                  --
                                                     ----------        -----------       ----------          ----------
Net Assets -- End of Period ......................   $4,452,726        $17,009,066       $2,098,084          $2,308,385
                                                     ==========        ===========       ==========          ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          302              3,157              470                 489
 Units Redeemed ..................................          (37)              (153)             (19)                (40)
                                                     ----------        -----------       ----------          ----------
 Net Increase (Decrease) .........................          265              3,004              451                 449
                                                     ==========        ===========       ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Enterprise   EQ/Enterprise
                                                    Small Company   Small Company
                                                      Growth (d)      Value (d)             EQ/Equity 500 Index
                                                   --------------- --------------- -------------------------------------
                                                         2004            2004             2004               2003
                                                   --------------- --------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,165)     $    (3,826)    $    1,291,994     $      610,806
 Net realized gain (loss) on investments .........       45,936          293,855          7,559,886        (16,045,906)
 Change in unrealized appreciation
  (depreciation) of investments ..................       61,580          278,469        104,623,711        220,736,897
                                                     ----------      -----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      104,351          568,498        113,475,591        205,301,797
                                                     ----------      -----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,046,319        4,802,357        249,642,346        345,658,049
  Transfers between funds including
   guaranteed interest account, net ..............    1,789,945       12,553,512         19,315,161         98,028,779
  Transfers for contract benefits and
   terminations ..................................         (980)         (39,354)       (70,651,199)       (41,942,572)
  Contract maintenance charges ...................         (799)          (3,123)        (7,100,588)        (2,616,271)
                                                     ----------      -----------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,834,485       17,313,392        191,205,720        399,127,985
                                                     ----------      -----------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        3,043           12,971             35,471             31,240
                                                     ----------      -----------     --------------     --------------
Increase (Decrease) in Net Assets ................    2,941,879       17,894,861        304,716,782        604,461,022
Net Assets -- Beginning of Period ................           --               --      1,166,576,988        562,115,966
                                                     ----------      -----------     --------------     --------------
Net Assets -- End of Period ......................   $2,941,879      $17,894,861     $1,471,293,770     $1,166,576,988
                                                     ==========      ===========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          477              842             31,072             29,226
 Units Redeemed ..................................          (89)             (45)           (13,748)            (9,045)
                                                     ----------      -----------     --------------     --------------
 Net Increase (Decrease) .........................          388              797             17,324             20,181
                                                     ==========      ===========     ==============     ==============


                                                          EQ/Evergreen Omega                  EQ/FI Mid Cap
                                                   -------------------------------- ---------------------------------
                                                         2004             2003            2004             2003
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,175,890)   $   (509,282)   $   6,678,034    $  (3,816,135)
 Net realized gain (loss) on investments .........      3,590,986        (143,849)      37,281,726       (1,863,134)
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,326,163      12,192,305       46,346,933      110,251,128
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      7,741,259      11,539,174       90,306,693      104,571,859
                                                     ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     50,260,568      33,289,881      161,942,654      184,194,346
  Transfers between funds including
   guaranteed interest account, net ..............     11,867,844      22,079,383       33,945,189       76,648,420
  Transfers for contract benefits and
   terminations ..................................     (4,791,530)     (1,357,968)     (24,646,753)     (10,612,699)
  Contract maintenance charges ...................       (670,057)       (124,516)      (3,658,146)        (833,547)
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     56,666,825      53,886,780      167,582,944      249,396,520
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         41,462          50,041           40,937           40,741
                                                     ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     64,449,546      65,475,995      257,930,574      354,009,120
Net Assets -- Beginning of Period ................     79,164,922      13,688,927      483,405,790      129,396,670
                                                     ------------    ------------    -------------    -------------
Net Assets -- End of Period ......................   $143,614,468    $ 79,164,922    $ 741,336,364    $ 483,405,790
                                                     ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,740           8,602           27,029           36,589
 Units Redeemed ..................................         (3,939)         (1,042)         (11,973)          (5,866)
                                                     ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................          5,801           7,560           15,056           30,723
                                                     ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/FI Small/Mid Cap Value          EQ/J.P. Morgan Core Bond
                                                   --------------------------------- -----------------------------------
                                                         2004             2003              2004              2003
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,530,413    $  (2,705,424)    $   27,468,022    $  19,574,227
 Net realized gain (loss) on investments .........     41,907,930       (1,600,306)         6,022,066        6,836,665
 Change in unrealized appreciation
  (depreciation) of investments ..................     37,064,059       95,424,357         (7,850,327)     (12,608,630)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     85,502,402       91,118,627         25,639,761       13,802,262
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    122,517,718      141,711,337        171,439,660      324,982,541
  Transfers between funds including
   guaranteed interest account, net ..............     27,676,075       48,566,357        (21,011,758)      13,098,656
  Transfers for contract benefits and
   terminations ..................................    (25,152,089)     (12,658,043)       (70,175,152)     (63,323,380)
  Contract maintenance charges ...................     (3,249,526)      (1,089,532)        (5,070,136)      (2,263,132)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    121,792,178      176,530,119         75,182,614      272,494,685
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         50,159           43,753             42,215           53,435
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    207,344,739      267,692,499        100,864,590      286,350,382
Net Assets -- Beginning of Period ................    441,655,996      173,963,497        963,640,244      677,289,862
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 649,000,735    $ 441,655,996     $1,064,504,834    $ 963,640,244
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         19,456           22,526             30,368           44,362
 Units Redeemed ..................................         (9,069)          (5,221)           (21,703)         (23,815)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................         10,387           17,305              8,665           20,547
                                                    =============    =============     ==============    =============


                                                       EQ/Janus Large Cap Growth     EQ/JP Morgan Value Opportunities
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,058,980)    $ (1,740,020)   $    (609,119)   $      (9,354)
 Net realized gain (loss) on investments .........     (2,177,565)      (7,048,500)         846,840      (11,899,008)
 Change in unrealized appreciation
  (depreciation) of investments ..................     22,307,352       35,099,859       42,080,496      105,393,333
                                                    -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,070,807       26,311,339       42,318,217       93,484,971
                                                    -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     30,347,677       45,309,515       27,947,101       64,167,189
  Transfers between funds including
   guaranteed interest account, net ..............        656,687        7,085,103       (3,513,613)      (9,847,338)
  Transfers for contract benefits and
   terminations ..................................    (10,026,646)      (6,244,518)     (37,326,732)     (26,172,237)
  Contract maintenance charges ...................       (950,415)        (359,825)      (1,991,717)      (1,242,963)
                                                    -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,027,303       45,790,275      (14,884,961)      26,904,651
                                                    -------------     ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         48,834           25,884           56,866           42,964
                                                    -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     38,146,944       72,127,498       27,490,122      120,432,586
Net Assets -- Beginning of Period ................    156,736,700       84,609,202      472,150,956      351,718,370
                                                    -------------     ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 194,883,644     $156,736,700    $ 499,641,078    $ 472,150,956
                                                    =============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,912           15,381            6,040           10,810
 Units Redeemed ..................................         (6,278)          (6,009)          (7,143)          (8,115)
                                                    -------------     ------------    -------------    -------------
 Net Increase (Decrease) .........................          1,634            9,372           (1,103)           2,695
                                                    =============     ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Lazard Small Cap Value              EQ/Marsico Focus
                                                   --------------------------------- ----------------------------------
                                                         2004             2003              2004             2003
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  31,526,551    $  (1,204,923)    $ (10,777,877)   $  (4,967,673)
 Net realized gain (loss) on investments .........     50,470,873        2,538,989        10,889,884           10,404
 Change in unrealized appreciation
  (depreciation) of investments ..................     19,683,165      119,510,601        77,330,467       95,220,685
                                                    -------------    -------------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    101,680,589      120,844,667        77,442,474       90,263,416
                                                    -------------    -------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    161,666,555      164,051,714       217,917,411      309,566,912
  Transfers between funds including
   guaranteed interest account, net ..............     33,478,508       49,402,438        25,088,217      143,130,631
  Transfers for contract benefits and
   terminations ..................................    (31,083,398)     (17,130,018)      (30,056,608)     (12,742,847)
  Contract maintenance charges ...................     (3,697,279)      (1,236,421)       (5,313,326)      (1,222,513)
                                                    -------------    -------------     -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    160,364,386      195,087,713       207,635,694      438,732,183
                                                    -------------    -------------     -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         51,197           55,746            32,507           26,058
                                                    -------------    -------------     -------------    -------------
Increase (Decrease) in Net Assets ................    262,096,172      315,988,126       285,110,675      529,021,657
Net Assets -- Beginning of Period ................    550,185,170      234,197,044       646,040,887      117,019,230
                                                    -------------    -------------     -------------    -------------
Net Assets -- End of Period ......................  $ 812,281,342    $ 550,185,170     $ 931,151,562    $ 646,040,887
                                                    =============    =============     =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         23,682           22,826            32,471           43,185
 Units Redeemed ..................................        (10,177)          (6,429)          (13,406)          (4,242)
                                                    -------------    -------------     -------------    -------------
 Net Increase (Decrease) .........................         13,505           16,397            19,065           38,943
                                                    =============    =============     =============    =============


                                                     EQ/Mercury Basic Value Equity    EQ/Mercury International Value
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,527,966    $  (2,197,718)   $   1,252,660    $   3,500,815
 Net realized gain (loss) on investments .........     27,500,618         (976,301)       1,169,719      (10,579,192)
 Change in unrealized appreciation
  (depreciation) of investments ..................     21,435,828       93,359,178       85,644,793       93,663,942
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     54,464,412       90,185,159       88,067,172       86,585,565
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    159,516,216      145,830,527       66,967,243       92,221,483
  Transfers between funds including
   guaranteed interest account, net ..............     50,618,863       62,178,557       21,112,702       (2,157,452)
  Transfers for contract benefits and
   terminations ..................................    (26,561,862)     (13,629,472)     (32,650,729)     (18,189,312)
  Contract maintenance charges ...................     (3,406,789)      (1,054,846)      (2,218,766)      (1,097,049)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    180,166,428      193,324,766       53,210,450       70,777,670
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         40,764           44,426           71,657           39,757
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    234,671,604      283,554,351      141,349,279      157,402,992
Net Assets -- Beginning of Period ................    466,887,123      183,332,772      416,239,158      258,836,166
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 701,558,727    $ 466,887,123    $ 557,588,437    $ 416,239,158
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,295           16,221           12,913           26,693
 Units Redeemed ..................................         (6,642)          (3,335)          (8,408)         (20,291)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         14,653           12,886            4,505            6,402
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies       EQ/MFS Investors Trust
                                                   --------------------------------- ---------------------------------
                                                         2004             2003             2004             2003
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,699,564)   $  (3,151,704)   $  (2,441,989)   $  (1,641,316)
 Net realized gain (loss) on investments .........    (11,266,283)     (22,176,729)      (3,548,954)      (7,187,750)
 Change in unrealized appreciation
  (depreciation) of investments ..................     41,670,003       77,639,425       32,243,648       49,526,331
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     26,704,156       52,310,992       26,252,705       40,697,265
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     22,699,771       29,079,191       28,305,231       49,574,151
  Transfers between funds including
   guaranteed interest account, net ..............    (11,788,505)      (3,233,324)      (7,241,165)      21,168,142
  Transfers for contract benefits and
   terminations ..................................    (16,238,505)     (14,311,383)     (17,571,504)     (12,973,774)
  Contract maintenance charges ...................       (974,756)        (655,279)      (1,208,799)        (514,480)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (6,301,995)      10,879,205        2,283,763       57,254,039
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         60,283           37,307           37,052           34,055
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     20,462,444       63,227,504       28,573,520       97,985,359
Net Assets -- Beginning of Period ................    252,331,531      189,104,027      267,079,823      169,094,464
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 272,793,975    $ 252,331,531    $ 295,653,343    $ 267,079,823
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,504            7,859            6,276           12,458
 Units Redeemed ..................................         (4,858)          (6,907)          (6,580)          (4,706)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (354)             952             (304)           7,752
                                                    =============    =============    =============    =============


                                                             EQ/Money Market                EQ/Small Company Index
                                                   ----------------------------------- ---------------------------------
                                                          2004              2003             2004             2003
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,104,232)  $    (6,345,741)  $   3,075,874     $ (1,442,046)
 Net realized gain (loss) on investments .........       (1,016,291)       (4,616,816)     22,777,857         (568,509)
 Change in unrealized appreciation
  (depreciation) of investments ..................        1,176,803         4,701,099      18,752,177       54,420,650
                                                    ---------------   ---------------   -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................       (3,943,720)       (6,261,458)     44,605,908       52,410,095
                                                    ---------------   ---------------   -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      326,363,306       501,932,442      73,075,568       77,910,036
  Transfers between funds including
   guaranteed interest account, net ..............     (303,851,718)     (485,896,258)      1,686,586       44,078,993
  Transfers for contract benefits and
   terminations ..................................     (130,065,474)     (172,298,848)    (13,499,828)      (5,785,341)
  Contract maintenance charges ...................       (1,959,180)       (1,373,126)     (1,726,493)        (478,317)
                                                    ---------------   ---------------   -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (109,513,066)     (157,635,790)     59,535,833      115,725,371
                                                    ---------------   ---------------   -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           45,033            50,937          54,780           34,116
                                                    ---------------   ---------------   -------------     ------------
Increase (Decrease) in Net Assets ................     (113,411,753)     (163,846,311)    104,196,521      168,169,582
Net Assets -- Beginning of Period ................      587,939,845       751,786,156     240,254,902       72,085,320
                                                    ---------------   ---------------   -------------     ------------
Net Assets -- End of Period ......................  $   474,528,092   $   587,939,845   $ 344,451,423     $240,254,902
                                                    ===============   ===============   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           64,429            68,003          14,932           13,765
 Units Redeemed ..................................          (64,225)          (72,741)         (9,659)          (2,633)
                                                    ---------------   ---------------   -------------     ------------
 Net Increase (Decrease) .........................              204            (4,738)          5,273           11,132
                                                    ===============   ===============   =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Wells Fargo Montgomery    Laudus Rosenberg VIT Value
                                                           Small Cap (d)             Long/Short Equity (b)
                                                   ----------------------------- -----------------------------
                                                        2004           2004          2003           2004
                                                   ------------- --------------- ------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................        (253)    $  (265,783)   $  (1,406)    $     58,829
 Net realized gain (loss) on investments .........          --          41,986           21          828,025
 Change in unrealized appreciation
  (depreciation) of investments ..................     440,822         473,309       (9,541)      17,793,045
                                                       -------     -----------    ---------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     440,569         249,512      (10,926)      18,679,899
                                                       -------     -----------    ---------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     228,280      22,179,837      970,070       60,356,043
  Transfers between funds including
   guaranteed interest account, net ..............      43,871      16,991,875       10,559       52,637,007
  Transfers for contract benefits and
   terminations ..................................        (629)       (533,757)      (3,582)      (1,609,240)
  Contract maintenance charges ...................          --         (74,438)          --         (149,898)
                                                       -------     -----------    ---------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     271,522      38,563,517      977,047      111,233,912
                                                       -------     -----------    ---------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......   3,000,253          63,954        1,405           58,578
                                                     ---------     -----------    ---------     ------------
Increase (Decrease) in Net Assets ................   3,712,344      38,876,983      967,526      129,972,389
Net Assets -- Beginning of Period ................          --         967,526           --        2,060,885
                                                     ---------     -----------    ---------     ------------
Net Assets -- End of Period ......................   3,712,344     $39,844,509    $ 967,526     $132,033,274
                                                     =========     ===========    =========     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          --           4,923           95           11,275
 Units Redeemed ..................................          --          (1,150)          --           (2,041)
                                                     ---------     -----------    ---------     ------------
 Net Increase (Decrease) .........................          --           3,773           95            9,234
                                                     =========     ===========    =========     ============


                                                    U.S. Real Estate -- Class II (b)
                                                   ----------------------------------
                                                                  2003
                                                   ----------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................             $   (2,617)
 Net realized gain (loss) on investments .........                    703
 Change in unrealized appreciation
  (depreciation) of investments ..................                 50,555
                                                               ----------
 Net increase (decrease) in net assets from
  operations .....................................                 48,641
                                                               ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........              1,928,600
  Transfers between funds including
   guaranteed interest account, net ..............                 81,369
  Transfers for contract benefits and
   terminations ..................................                   (342)
  Contract maintenance charges ...................                     --
                                                               ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................              2,009,627
                                                               ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......                  2,617
                                                               ----------
Increase (Decrease) in Net Assets ................              2,060,885
Net Assets -- Beginning of Period ................                     --
                                                               ----------
Net Assets -- End of Period ......................             $2,060,885
                                                               ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................                    188
 Units Redeemed ..................................                     --
                                                               ----------
 Net Increase (Decrease) .........................                    188
                                                               ==========

-------
(a) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b) Commenced operations on September 22, 2003.
(c) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).
(d) Commenced operations on October 25, 2004.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2004


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 54 variable investment options:

o AXA Aggressive Allocation                         o EQ/Capital Guardian Research
o AXA Conservative Allocation                       o EQ/Capital Guardian U.S. Equity
o AXA Conservative-Plus Allocation                  o EQ/Emerging Markets Equity
o AXA Moderate Allocation(1)                        o EQ/Enterprise Equity
o AXA Moderate-Plus Allocation                      o EQ/Enterprise Equity Income
o AXA Premier VIP Aggressive Equity(2)              o EQ/Enterprise Growth
o AXA Premier VIP Core Bond                         o EQ/Enterprise Growth and Income
o AXA Premier VIP Health Care                       o EQ/Enterprise Small Company Growth
o AXA Premier VIP High Yield(3)                     o EQ/Enterprise Small Company Value
o AXA Premier VIP International Equity              o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Core Equity             o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Growth                  o EQ/FI Mid Cap
o AXA Premier VIP Large Cap Value                   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap Growth              o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Small/Mid Cap Value               o EQ/Janus Large Cap Growth
o AXA Premier VIP Technology                        o EQ/JP Morgan Value Opportunities(4)
o EQ/Alliance Common Stock                          o EQ/Lazard Small Cap Value
o EQ/Alliance Growth and Income                     o EQ/Marsico Focus
o EQ/Alliance Intermediate Government Securities    o EQ/Mercury Basic Value Equity
o EQ/Alliance International                         o EQ/Mercury International Value(6)
o EQ/Alliance Premier Growth                        o EQ/MFS Emerging Growth Companies
o EQ/Alliance Quality Bond                          o EQ/MFS Investors Trust
o EQ/Alliance Small Cap Growth                      o EQ/Money Market
o EQ/Bernstein Diversified Value                    o EQ/Small Company Index
o EQ/Calvert Socially Responsible                   o EQ/Wells Fargo Montgomery Small Cap
o EQ/Capital Guardian Growth(5)                     o Laudus Rosenberg VIT Value Long/Short Equity(7)
o EQ/Capital Guardian International                 o U.S. Real Estate -- Class II

----------

 (1) Formerly known as EQ/Balanced.
 (2) Formerly known as EQ/Aggressive Stock.
 (3) Formerly known as EQ/High Yield.
 (4) Formerly known as EQ/Putnam Growth and Income Value.
 (5) Formerly known as EQ/Putnam Voyager.
 (6) Formerly known as EQ/Putnam International Equity.
 (7) Formerly known as AXA Rosenberg VIT Value Long/Short Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator Advisor, Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Accumulator issued after April 1, 2002, Accumulator issued after May 1,


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


1. Organization (Concluded)

   1997, Accumulator issued after March 1, 2000, Accumulators Elite, Plus and Select, Accumulator Elite II, Accumulator Select II and deferred variable annuities which combine the Portfolios in the Account with guaranteed fixed rate options. Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003, Accumulator Select, Accumulator Select II, Accumulator Plus, and Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Accumulator Express is offered with the same variable investment options for use as an NQ or IRA. Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Accumulator Select issued after September 15, 2003 is offered with the same variable investment options for use as an NQ, IRA or TSA. The Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003 IRA, NQ, QP and TSA, the Accumulator Select, Accumulator Elite and Elite II IRA, NQ, QP and TSA, the Accumulator Select NQ, IRA and TSA, and the Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's statement of position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

   are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Accumulator issued after April 1, 2002, Accumulator Plus, Accumulator issued after March 1, 2000, Accumulator Elite, and Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under Accumulator issued after April 1, 2002, Accumulator Plus, Accumulator issued after March 1, 2000, Accumulator Select, and Accumulator Elite.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:



                                                            Purchases         Sales
                                                        ---------------- --------------
AXA Aggressive Allocation ..........................    $  239,952,835   $ 36,113,863
AXA Conservative Allocation ........................       112,454,258     23,299,174
AXA Conservative-Plus Allocation ...................       203,707,160     20,023,816
AXA Moderate Allocation ............................     1,045,492,301     71,462,261
AXA Moderate-Plus Allocation .......................       890,746,138     18,657,027
AXA Premier VIP Aggressive Equity ..................        30,515,273     24,426,255
AXA Premier VIP Core Bond ..........................       191,868,215     99,015,070
AXA Premier VIP Health Care ........................        98,565,264     23,354,081
AXA Premier VIP High Yield .........................       308,497,198    134,611,750
AXA Premier VIP International Equity ...............       145,943,616     46,981,390
AXA Premier VIP Large Cap Core Equity ..............        42,909,525     15,128,880
AXA Premier VIP Large Cap Growth ...................        92,462,322     30,940,120
AXA Premier VIP Large Cap Value ....................       152,256,792     35,420,037
AXA Premier VIP Small/Mid Cap Growth ...............       108,225,866     38,518,575
AXA Premier VIP Small/Mid Cap Value ................       143,872,067     34,521,848
AXA Premier VIP Technology .........................       309,875,684    164,943,138
EQ/Alliance Common Stock ...........................       308,867,324    118,316,672
EQ/Alliance Growth and Income ......................       218,648,360     52,713,732
EQ/Alliance Intermediate Government Securities .....       108,686,418     92,561,865
EQ/Alliance International ..........................       155,518,915     64,977,421
EQ/Alliance Premier Growth .........................        44,585,747     48,707,420
EQ/Alliance Quality Bond ...........................       103,679,365     49,603,320
EQ/Alliance Small Cap Growth .......................        89,076,695     70,545,413
EQ/Bernstein Diversified Value .....................       326,774,262     75,461,723
EQ/Calvert Socially Responsible ....................        13,552,249      4,780,149
EQ/Capital Guardian Growth .........................        20,750,401     41,882,059
EQ/Capital Guardian International ..................       215,596,886     50,041,941
EQ/Capital Guardian Research .......................       134,201,878     64,768,990
EQ/Capital Guardian U.S. Equity ....................       237,115,691     57,309,351
EQ/Emerging Market Equity ..........................       186,058,735    102,116,141
EQ/Enterprise Equity ...............................         4,907,631        538,152
EQ/Enterprise Equity Income ........................        17,242,363        411,734
EQ/Enterprise Growth ...............................         2,117,811         65,814
EQ/Enterprise Growth and Income ....................         2,354,324         97,044
EQ/Enterprise Small Company Growth .................         3,393,172        558,809
EQ/Enterprise Small Company Value ..................        18,209,567        607,398

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                                         Purchases         Sales
                                                      --------------- ---------------
EQ/Equity 500 Index ..............................    $353,818,869    $161,291,396
EQ/Evergreen Omega ...............................      72,814,190      17,276,481
EQ/FI Mid Cap ....................................     247,556,158      46,293,541
EQ/FI Small/Mid Cap Value ........................     213,778,894      49,614,162
EQ/J.P. Morgan Core Bond .........................     249,168,851     143,870,606
EQ/Janus Large Cap Growth ........................      43,135,703      25,118,547
EQ/JP Morgan Value Opportunities .................      52,363,784      67,800,999
EQ/Lazard Small Cap Value ........................     291,163,235      62,368,439
EQ/Marsico Focus .................................     262,955,152      66,068,237
EQ/Mercury Basic Value Equity ....................     249,019,303      43,809,501
EQ/Mercury International Value ...................     135,311,469      80,776,702
EQ/MFS Emerging Growth Companies .................      34,376,553      44,313,723
EQ/MFS Investors Trust ...........................      39,212,444      39,362,060
EQ/Money Market ..................................     583,548,131     697,293,100
EQ/Small Company Index ...........................     147,047,077      79,240,661
EQ/Wells Fargo Montgomery Small Cap ..............       3,271,522              --
Laudus Rosenberg VIT Value Long/Short Equity .....      45,780,674       7,418,986
U.S. Real Estate - Class II ......................     121,540,402       9,683,304

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.50% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


4. Expenses and Related Party Transactions (Concluded)

   Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class B                28,176,343               13,857,622
Value -- Class B               $114,734,274             $114,734,274
Net Assets before merger       $114,734,274             $ 76,531,898
Net Assets after merger                  --             $191,266,172
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
 May 2, 2003                Removed Portfolio                Surviving Portfolio
---------------------------------------------------------------------------------------
                            EQ/International Equity Index    EQ/Alliance International
---------------------------------------------------------------------------------------
Shares -- Class B                 10,628,740                        10,208,338
Value -- Class B                 $75,262,126                      $ 75,262,126
Net Assets before merger         $75,262,126                      $ 44,189,284
Net Assets after merger                   --                      $119,451,410
---------------------------------------------------------------------------------------

   Reorganizations

   The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

   The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:


                                                                    Asset-based                    Current     Maximum
                                                  Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                  Expense Risks       Charge          Charge        Charge     Charge
                                                 --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ..........................   0.50%           --               --             0.50%       0.50%
Accumulator Express ..........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ................................   0.90%           0.30%            --             1.20%       1.20%
Accumulator issued after April 1, 2002 .......   0.75%           0.25%            0.20%          1.20%       1.20%
Accumulator issued after
  September 15, 2003 .........................   0.75%           0.30%            0.20%          1.25%       1.25%
Accumulator issued after May 1, 1997 .........   1.10%           0.25%            --             1.35%       1.35%
Accumulator Plus .............................   0.90%           0.25%            0.25%          1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .........................   0.90%           0.35%            0.25%          1.50%       1.50%
Accumulator issued after March 1, 2000 .......   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Elite, Plus, Select ..............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .........................   1.10%           0.30%            0.25%          1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .........................   1.10%           0.25%            0.35%          1.70%       1.70%
Accumulator Elite II .........................   1.10%           0.25%            0.45%          1.80%       1.80%
Accumulator Select II ........................   1.10%           0.35%            0.45%          1.90%       1.90%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.



                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes
Charge for Trust expenses             Daily
Annual Administrative charge          Annually on each
                                      contract date anniversary.
Variable Immediate Annuity payout     At time of transaction
option administrative fee


Charges                                                  Amount deducted                        How deducted
------------------------------------- ---------------------------------------------------- ----------------------
Charges for state premium and other   Varies by state                                      Applied to an annuity
applicable taxes                                                                           payout option
Charge for Trust expenses             Varies by portfolio                                  Unit value
Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser   Unit liquidation from
                                      of $30 or 2% of account value,thereafter $30         account value
Variable Immediate Annuity payout     $350 annuity administrative fee                      Unit liquidation from
option administrative fee                                                                  account value

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)


                                                 When charge
Charges                                          is deducted
--------------------------------------- ----------------------------
Withdrawal charge                       At time of transaction

BaseBuilder benefit charge              Annually on each
                                        contract date anniversary.

Protection Plus                         Annually on each
                                        contract date anniversary.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Annually on each
                                        contract date anniversary.

  Greater of 5% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

  6% rollup to age 85                   Annually on each
                                        contract date anniversary.

  Greater of 6% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

Guaranteed Minimum Income Benefit       Annually on each
                                        contract date anniversary.

Guaranteed Principal Benefit charge     Annually on first 10
                                        contract date
                                        anniversaries

Guaranteed Withdrawal Benefit           Annually on each
                                        contract date anniversary

Net Loan Interest charge for Rollover   At time of transaction
TSA contracts only.


Charges                                                     Amount deducted                          How deducted
--------------------------------------- ------------------------------------------------------- ----------------------
Withdrawal charge                       Low - During the first seven contract years             Unit liquidation from
                                        following a contribution, a 7% charge is deducted       account value
                                        from amounts withdrawn that exceed 10% of the
                                        account value.

                                        HIgh - During the first eight contract years
                                        following a contribution, a charge is deducted from
                                        amounts withdrawn that exceed 10% of the
                                        account value. The charge is 8% in the first two
                                        contract years following a contribution; the charge
                                        is 7% in the third and fourth contract years
                                        following a contribution; thereafter it declines by
                                        1% each year in the fifth to eighth contract year

BaseBuilder benefit charge              0.30%                                                   Unit liquidation from
                                                                                                account value
Protection Plus                         Low - 0.20%                                             Unit liquidation from
                                                                                                account value
                                        High - 0.35%.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Low - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                        benefit base                                            account value

                                        High - 0.30% of the Annual ratchet to age 85
                                        benefit base

  Greater of 5% rollup to age 85 or     0.50% of the greater of 5% roll-up to age 85 or         Unit liquidation from
  annual ratchet to age 85              annual ratchet to age 85 benefit base                   account value
  6% rollup to age 85                   Low - 0.35% of the 6% roll-up to age 85 benefit         Unit liquidation from
                                        base                                                    account value

                                        High - 0.45% of the 6% roll-up to age 85 benefit
                                        base

  Greater of 6% rollup to age 85 or     Low - 0.45% of the 6% roll-up to age 85 benefit         Unit liquidation from
  annual ratchet to age 85              base or the Annual ratchet to age 85 benefit base,      account value
                                        as applicable

                                        High - 0.60% of the 6% roll-up to age 85 benefit
                                        base or the Annual ratchet to age 85 benefit base,
                                        as applicable

Guaranteed Minimum Income Benefit       Low - 0.45%                                             Unit liquidation from
                                                                                                account value
                                        High - 0.60%

Guaranteed Principal Benefit charge     0.50%                                                   Unit liquidation from
                                                                                                account value

Guaranteed Withdrawal Benefit           Low - 5% Withdrawal Option is 0.35%                     Unit liquidation from
                                        7% Withdrawal Option is 0.50%                           account value

                                        High - Optional Stepup Charge
                                        5% Withdrawal Option is 0.60%
                                        7% Withdrawal Option is 0.80%

Net Loan Interest charge for Rollover   2.00%                                                   Unit liquidation from
TSA contracts only.                                                                             account value


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------  --------------------- ------------ ---------------- ------------
AXA Aggressive Allocation
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.70                 --                 --           --            7.44%
         Highest contract charge 1.90% Class B (n)      $ 10.56                 --                 --           --            6.11%
         All contract charges                                --             19,656         $  227,194         2.66%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.68                 --                 --           --            6.80%
         Highest contract charge 1.70% Class B (q)      $ 10.66                 --                 --           --            6.62%
         All contract charges                                --                625         $    6,664         1.20%             --
AXA Conservative Allocation
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.37                 --                 --           --            3.74%
         Highest contract charge 1.90% Class B (n)      $ 10.24                 --                 --           --            2.46%
         All contract charges                                --              9,001         $   95,767         5.09%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.32                 --                 --           --            3.76%
         Highest contract charge 1.70% Class B (q)      $ 10.30                 --                 --           --            3.00%
         All contract charges                                --                483         $    4,989         3.76%             --
AXA Conservative-Plus Allocation
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.47                 --                 --           --            4.93%
         Highest contract charge 1.90% Class B (n)      $ 10.34                 --                 --           --            3.63%
         All contract charges                                --             18,199         $  198,701         4.69%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.42                 --                 --           --            4.83%
         Highest contract charge 1.70% Class B (q)      $ 10.41                 --                 --           --            4.10%
         All contract charges                                --                821         $    8,552         4.83%             --
AXA Moderate Allocation (f)
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 52.05                 --                 --           --            8.18%
         Highest contract charge 1.90% Class B (h)      $ 39.80                 --                 --           --            6.66%
         All contract charges                                --             94,832         $1,705,138         3.65%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (j)      $ 48.11                 --                 --           --           18.54%
         Highest contract charges 1.90% Class B (h)     $ 37.31                 --                 --           --           16.86%
         All contract charges                                --             18,997         $  653,817         3.59%             --
  2002   Lowest contract charges 0.50% Class B (j)      $ 40.59                 --                 --           --          (11.86)%
         Highest contract charges 1.90% Class B (h)     $ 31.93                 --                 --           --          (14.37)%
         All contract charges                                --              3,929         $  137,208         2.19%             --
  2001   Lowest contract charges 0.95% Class B          $ 43.48                 --                 --           --          ( 5.55)%
         Highest contract charges 1.90% Class B (h)     $ 37.29                 --                 --           --            5.14%
         All contract charges                                --                507         $   20,337         3.88%             --
  2000   Lowest contract charges 0.95% Class B               --                 --                 --           --              --
         Highest contract charges 1.60% Class B              --                 --                 --           --              --
         All contract charges                                --                 --                 --           --              --
AXA Moderate-Plus Allocation
----------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (n)       $ 10.71                 --                 --           --            7.46%
         Highest contract charge 1.90% Class B (n)      $ 10.58                 --                 --           --            6.13%
         All contract charges                                --             82,739         $  955,400         4.14%             --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (q)       $ 10.68                 --                 --           --            6.80%
         Highest contract charge 1.70% Class B (q)      $ 10.66                 --                 --           --            6.60%
         All contract charges                                --              2,415         $   25,768         2.70%             --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------  --------------------- ------------ ---------------- ------------
AXA Premier VIP Aggressive Equity
---------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 63.39                 --                --            --        11.54%
         Highest contract charge 1.90% Class B (h)      $ 48.47                 --                --            --         9.97%
         All contract charges                                --              3,203          $119,925            --           --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 56.83                 --                --            --        36.82%
         Highest contract charges 1.90% Class B (h)     $ 44.08                 --                --            --        34.92%
         All contract charges                                --              2,180          $101,344            --           --
  2002   Lowest contract charges 0.50% Class B (d)      $ 41.54                 --                --            --       (29.22)%
         Highest contract charges 1.90% Class B (h)     $ 32.67                 --                --            --       (30.23)%
         All contract charges                                --              1,711          $ 60,793          0.01%          --
  2001   Lowest contract charges 0.50% Class B (d)      $ 58.69                 --                --            --       (25.55)%
         Highest contract charges 1.90% Class B (h)     $ 46.83                 --                --            --        13.23%
         All contract charges                                --              1,907          $ 96,588          0.28%          --
  2000   Lowest contract charges 0.50% Class B (d)      $ 78.83                 --                --            --       (13.77)%
         Highest contract charges 1.60% Class B         $ 66.77                 --                --            --       (14.73)%
         All contract charges                                --              1,965          $135,269          0.17%          --
AXA Premier VIP Core Bond
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.49                 --                --            --         3.37%
         Highest contract charge 1.90% Class B (i)      $ 11.01                 --                --            --         1.91%
         All contract charges                                --             55,151          $609,072          3.80%          --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.11                 --                --            --         3.26%
         Highest contract charge 1.90% Class B (i)      $ 10.80                 --                --            --         1.79%
         All contract charges                                --             47,365          $516,125          3.67%          --
  2002   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.76                 --                --            --         5.39%
         Highest contract charge 1.90% Class B (i)      $ 10.61                 --                --            --         4.02%
         All contract charges                                --             19,201          $204,776          5.63%          --
AXA Premier VIP Health Care
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.33                 --                --            --        11.57%
         Highest contract charge 1.90% Class B (i)      $ 10.86                 --                --            --        10.00%
         All contract charges                                --             17,556          $196,381          7.19%          --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.16                 --                --            --        27.47%
         Highest contract charge 1.90% Class B (i)      $  9.87                 --                --            --        25.73%
         All contract charges                                --             11,382          $113,739          1.55%          --
  2002   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  7.97                 --                --            --       (19.41)%
         Highest contract charge 1.90% Class B (i)      $  7.85                 --                --            --       (20.63)%
         All contract charges                                --              3,195          $ 25,215            --           --
AXA Premier VIP High Yield
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 34.38                 --                --            --         8.13%
         Highest contract charge 1.90% Class B (h)      $ 26.64                 --                --            --         6.61%
         All contract charges                                --             37,966          $860,727          6.76%          --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 31.80                 --                --            --        21.93%
         Highest contract charges 1.90% Class B (h)     $ 24.99                 --                --            --        20.21%
         All contract charges                                --             25,622          $673,178          7.02%          --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units             Units          Net Assets     Investment        Total
                                                       Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------  --------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield (Continued)
--------------------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $ 26.08                 --                --            --          ( 3.41)%
         Highest contract charges 1.90% Class B (h)     $ 20.79                 --                --            --          ( 4.76)%
         All contract charges                                --             10,205          $228,627         10.07%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 27.00                 --                --            --            0.19%
         Highest contract charges 1.90% Class B (h)     $ 21.83                 --                --            --            5.85%
         All contract charges                                --              8,008          $187,477         10.30%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 26.95                 --                --            --          ( 9.35)%
         Highest contract charges 1.60% Class B         $ 23.07                 --                --            --          (10.34)%
         All contract charges                                --              6,613          $156,909         11.18%             --
AXA Premier International Equity
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 12.35                 --                --            --           17.32%
         Highest contract charge 1.90% Class B (i)      $ 11.83                 --                --            --           15.67%
         All contract charges                                --             19,713          $242,452          3.67%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.52                 --                --            --           33.67%
         Highest contract charge 1.90% Class B (i)      $ 10.23                 --                --            --           31.83%
         All contract charges                                --             11,346          $117,579          0.85%             --
  2002   Unit Value 0.50% to 1.90%*                          --                 --                --            --              --
         Lowest contract charge 0.50% Class B (i)       $  7.87                 --                --            --          (18.61)%
         Highest contract charge 1.90% Class B (i)      $  7.76                 --                --            --          (19.75)%
         All contract charges                                --              3,212          $ 25,053            --              --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 10.72                 --                --            --            9.13%
         Highest contract charge 1.90% Class B (i)      $ 10.28                 --                --            --            7.59%
         All contract charges                                --             12,820          $135,571          4.92%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  9.83                 --                --            --           27.46%
         Highest contract charge 1.90% Class B (i)      $  9.55                 --                --            --           25.66%
         All contract charges                                --             10,567          $102,131          0.19%             --
  2002   Unit Value 0.50% to 1.90%*                          --                 --                --            --              --
         Lowest contract charge 0.50% Class B (i)       $  7.71                 --                --            --          (22.59)%
         Highest contract charge 1.90% Class B (i)      $  7.60                 --                --            --          (23.69)%
         All contract charges                                --              3,689          $ 28,181          0.49%             --
AXA Premier VIP Large Cap Growth
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  9.44                 --                --            --            6.13%
         Highest contract charge 1.90% Class B (i)      $  9.05                 --                --            --            4.64%
         All contract charges                                --             29,040          $275,157            --              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  8.90                 --                --            --           30.12%
         Highest contract charge 1.90% Class B (i)      $  8.65                 --                --            --           28.15%
         All contract charges                                --             22,496          $197,050            --              --
  2002   Unit Value 0.50% to 1.90%*                          --                 --                --            --              --
         Lowest contract charge 0.50% Class B (i)       $  6.84                 --                --            --          (30.13)%
         Highest contract charge 1.90% Class B (i)      $  6.75                 --                --            --          (30.98)%
         All contract charges                                --              7,258          $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 11.84                 --                --            --           13.85%
         Highest contract charge 1.90% Class B (i)      $ 11.35                 --                --            --           12.25%
         All contract charges                                --             29,242          $342,105          7.90%             --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units           Units          Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ----------- --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value (Continued)
-------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $  10.40               --                 --           --           30.32%
         Highest contract charge 1.90% Class B (i)    $  10.11               --                 --           --           28.63%
         All contract charges                               --           20,239         $  206,969         2.87%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   7.98               --                 --           --          (18.82)%
         Highest contract charge 1.90% Class B (i)    $   7.86               --                 --           --          (20.04)%
         All contract charges                               --            6,974         $   55,122         1.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   9.70               --                 --           --           11.17%
         Highest contract charge 1.90% Class B (i)    $   9.30               --                 --           --            9.61%
         All contract charges                               --           35,482         $  346,528         1.80%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   8.72               --                 --           --           39.52%
         Highest contract charge 1.90% Class B (i)    $   8.48               --                 --           --           37.67%
         All contract charges                               --           28,678         $  246,717         2.16%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   6.25               --                 --           --          (36.61)%
         Highest contract charge 1.90% Class B (i)    $   6.16               --                 --           --          (37.46)%
         All contract charges                               --            8,322         $   51,568           --              --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $  11.92               --                 --           --           14.61%
         Highest contract charge 1.90% Class B (i)    $  11.42               --                 --           --           13.00%
         All contract charges                               --           30,025         $  353,096         6.32%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $  10.40               --                 --           --           39.95%
         Highest contract charge 1.90% Class B (i)    $  10.11               --                 --           --           37.90%
         All contract charges                               --           21,347         $  218,393         0.94%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   7.43               --                 --           --          (23.64)%
         Highest contract charge 1.90% Class B (i)    $   7.33               --                 --           --          (24.59)%
         All contract charges                               --            6,540         $   48,169           --              --
AXA Premier VIP Technology (o)
------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   9.36               --                 --           --            4.46%
         Highest contract charge 1.90% Class B (i)    $   8.97               --                 --           --            2.99%
         All contract charges                               --           24,512         $  228,436         0.93%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)     $   8.96               --                 --           --           56.90%
         Highest contract charge 1.90% Class B (i)    $   8.71               --                 --           --           54.71%
         All contract charges                               --            7,597         $   67,141         4.79%             --
  2002   Unit Value 0.50% to 1.90%*                         --               --                 --           --              --
         Lowest contract charge 0.50% Class B (i)     $   5.71               --                 --           --          (44.02)%
         Highest contract charge 1.90% Class B (i)    $   5.63               --                 --           --          (44.75)%
         All contract charges                               --            2,311         $   13,072           --              --
EQ/Alliance Common Stock
------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)     $ 304.68               --                 --           --           13.55%
         Highest contract charge 1.90% Class B (h)    $ 202.28               --                 --           --           11.95%
         All contract charges                               --           23,045         $1,197,777         1.05%             --

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock (Continued)
------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 268.33               --                --            --           48.81%
         Highest contract charges 1.90% Class B (h)     $ 180.69               --                --            --           46.72%
         All contract charges                                 --            5,325          $877,988          1.30%             --
  2002   Lowest contract charges 0.50% Class B (d)      $ 180.32               --                --            --          (33.67)%
         Highest contract charges 1.90% Class B (h)     $ 123.15               --                --            --          (34.61)%
         All contract charges                                 --            3,226          $453,046          0.05%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 271.84               --                --            --          (11.19)%
         Highest contract charges 1.90% Class B (h)     $ 188.32               --                --            --            9.33%
         All contract charges                                 --            3,478          $743,618          2.15%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 306.09               --                --            --          (14.67)%
         Highest contract charges 1.60% Class B         $ 232.08               --                --            --          (15.61)%
         All contract charges                                 --            3,465          $846,591          0.45%             --
EQ/Alliance Growth and Income
-----------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  31.15               --                --            --           11.83%
         Highest contract charge 1.90% Class B (i)      $  26.56               --                --            --           10.26%
         All contract charges                                 --           29,768          $651,422          1.62%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $  27.85               --                --            --           29.80%
         Highest contract charges 1.90% Class B (i)     $  24.09               --                --            --           27.93%
         All contract charges                                 --           17,280          $427,793          1.61%             --
  2002   Lowest contract charges 0.50% Class B (i)      $  21.46               --                --            --          (20.16)%
         Highest contract charges 1.90% Class B (i)     $  18.83               --                --            --          (21.21)%
         All contract charges                                 --            5,280          $104,247          2.86%             --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.90% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
  2000   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  20.98               --                --            --            1.43%
         Highest contract charge 1.90% Class B (i)      $  17.27               --                --            --            0.00%
         All contract charges                                 --           20,300          $340,096          3.03%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $  20.69               --                --            --            1.61%
         Highest contract charges 1.90% Class B (i)     $  17.27               --                --            --            0.22%
         All contract charges                                 --           17,987          $328,020          4.53%             --
  2002   Lowest contract charges 0.50% Class B (i)      $  20.36               --                --            --            8.41%
         Highest contract charges 1.90% Class B (i)     $  17.23               --                --            --            7.22%
         All contract charges                                 --           10,061          $183,406         10.01%             --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.90% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
  2000   Lowest contract charges 0.50% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B               --               --                --            --              --
         All contract charges                                 --               --                --            --              --
EQ/Alliance International (s)(t)
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $  14.45               --                --            --           17.58%
         Highest contract charge 1.90% Class B (i)      $  12.59               --                --            --           15.93%
         All contract charges                                 --           28,144          $371,190          2.10%             --


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair Value  Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      --------------------------------- ------------ ---------------- ------------
EQ/Alliance International (s)(t) (Continued)
--------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $ 12.29               --                --            --          34.47%
         Highest contract charges 1.90% Class B (i)     $ 10.86               --                --            --          32.60%
         All contract charges                                --           20,522          $232,935          2.53%            --
  2002   Lowest contract charges 0.50% Class B (i)      $  9.14               --                --            --         ( 9.33)%
         Highest contract charges 1.90% Class B (i)     $  8.19               --                --            --         (10.49)%
         All contract charges                                --            3,406          $ 29,069            --             --
  2001   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.90% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
  2000   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.60% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
EQ/Alliance Premier Growth
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $  6.60               --                --            --           7.84%
         Highest contract charge 1.90% Class B (h)      $  6.09               --                --            --           6.32%
         All contract charges                                --           54,060          $349,068            --             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  6.12               --                --            --          22.65%
         Highest contract charges 1.90% Class B (h)     $  5.73               --                --            --          20.89%
         All contract charges                                --           55,750          $326,649            --             --
  2002   Lowest contract charges 0.50% Class B (d)      $  4.99               --                --            --         (31.55)%
         Highest contract charges 1.90% Class B (h)     $  4.74               --                --            --         (32.48)%
         All contract charges                                --           48,237          $232,039            --             --
  2001   Lowest contract charges 0.50% Class B (d)      $  7.29               --                --            --         (24.30)%
         Highest contract charges 1.90% Class B (h)     $  7.02               --                --            --           4.83%
         All contract charges                                --           49,585          $347,643          0.01%            --
  2000   Lowest contract charges 0.50% Class B (d)      $  9.63               --                --            --         (18.80)%
         Highest contract charges 1.60% Class B         $  9.45               --                --            --         (19.71)%
         All contract charges                                --           41,078          $388,954          0.79%            --
EQ/Alliance Quality Bond
------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (i)       $ 17.51               --                --            --           3.23%
         Highest contract charge 1.90% Class B (i)      $ 14.93               --                --            --           1.78%
         All contract charges                                --           21,465          $310,126          4.32%            --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (i)      $ 16.96               --                --            --           3.03%
         Highest contract charges 1.90% Class B (i)     $ 14.67               --                --            --           1.59%
         All contract charges                                --           16,832          $258,083          3.60%            --
  2002   Lowest contract charges 0.50% Class B (i)      $ 16.46               --                --            --           5.92%
         Highest contract charges 1.90% Class B (i)     $ 14.44               --                --            --           4.49%
         All contract charges                                --            5,930          $ 89,679          7.92%            --
  2001   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.90% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
  2000   Lowest contract charges 0.50% Class B               --               --                --            --             --
         Highest contract charges 1.60% Class B              --               --                --            --             --
         All contract charges                                --               --                --            --             --
EQ/Alliance Small Cap Growth (l)
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 16.41               --                --            --          13.41%
         Highest contract charge 1.90% Class B (h)      $ 14.72               --                --            --          11.82%
         All contract charges                                --           27,198          $400,895            --             --


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Units           Units          Net Assets     Investment        Total
                                                       Fair Value  Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ----------- --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (l) (Continued)
--------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 14.47               --                 --           --           40.21%
         Highest contract charges 1.90% Class B (h)     $ 13.16               --                 --           --           38.25%
         All contract charges                                --           24,622         $  333,931           --              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 10.32               --                 --           --          (30.55)%
         Highest contract charges 1.90% Class B (h)     $  9.52               --                 --           --          (31.56)%
         All contract charges                                --           16,457         $  160,910           --              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 14.86               --                 --           --          (13.70)%
         Highest contract charges 1.90% Class B (h)     $ 13.91               --                 --           --           14.37%
         All contract charges                                --           14,714         $  209,134         1.04%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 17.22               --                 --           --           13.08%
         Highest contract charges 1.60% Class B         $ 16.53               --                 --           --           11.84%
         All contract charges                                --           13,841         $  230,265           --              --
EQ/Bernstein Diversified Value
------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 15.30               --                 --           --           12.88%
         Highest contract charge 1.90% Class B (h)      $ 13.86               --                 --           --           11.29%
         All contract charges                                --           91,811         $1,278,595         2.22%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 13.56               --                 --           --           28.17%
         Highest contract charges 1.90% Class B (h)     $ 12.45               --                 --           --           26.28%
         All contract charges                                --           70,973         $  907,823         1.69%             --
  2002   Lowest contract charges 0.50% Class B (d)      $ 10.58               --                 --           --          (14.05)%
         Highest contract charges 1.90% Class B (h)     $  9.86               --                 --           --          (15.29)%
         All contract charges                                --           36,996         $  373,343         1.59%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.31               --                 --           --            2.50%
         Highest contract charges 1.90% Class B (h)     $ 11.64               --                 --           --            7.18%
         All contract charges                                --           21,630         $  256,192         1.05%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 12.01               --                 --           --          ( 2.45)%
         Highest contract charges 1.60% Class B         $ 11.61               --                 --           --          ( 3.57)%
         All contract charges                                --           14,989         $  174,965         0.89%             --
EQ/Calvert Socially Responsible
-------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (g)       $  8.50               --                 --           --            3.07%
         Highest contract charge 1.90% Class B (h)      $  7.88               --                 --           --            1.62%
         All contract charges                                --            3,656         $   31,705           --              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (g)      $  8.25               --                 --           --           27.31%
         Highest contract charges 1.90% Class B (h)     $  7.75               --                 --           --           25.41%
         All contract charges                                --            2,756         $   21,924           --              --
  2002   Lowest contract charges 0.50% Class B (g)      $  6.48               --                 --           --          (26.78)%
         Highest contract charges 1.90% Class B (h)     $  6.18               --                 --           --          (27.80)%
         All contract charges                                --              731         $    4,578           --              --
  2001   Lowest contract charges 0.50% Class B (g)      $  8.85               --                 --           --            2.89%
         Highest contract charges 1.90% Class B (h)     $  8.56               --                 --           --            7.16%
         All contract charges                                --               38         $      328           --              --
  2000   Lowest contract charges 0.50% Class B               --               --                 --           --              --
         Highest contract charges 1.60% Class B              --               --                 --           --              --
         All contract charges                                --               --                 --           --              --
EQ/Capital Guardian Growth
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 12.75               --                 --           --            5.01%
         Highest contract charge 1.90% Class B (h)      $ 11.44               --                 --           --            3.53%
         All contract charges                                --           20,651         $  244,375           --              --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 12.14                --                --            --           23.38%
         Highest contract charges 1.90% Class B (h)     $ 11.05                --                --            --           21.70%
         All contract charges                                --            22,285          $254,404          0.13%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  9.84                --                --            --          (26.73)%
         Highest contract charges 1.90% Class B (h)     $  9.08                --                --            --          (27.76)%
         All contract charges                                --            20,819          $194,509          0.10%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 13.43                --                --            --          (24.85)%
         Highest contract charges 1.90% Class B (h)     $ 12.57                --                --            --            6.97%
         All contract charges                                --            23,007          $295,990            --              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 17.87                --                --            --          (18.18)%
         Highest contract charges 1.60% Class B         $ 17.16                --                --            --          (19.06)%
         All contract charges                                --            22,879          $395,776          1.59%             --
EQ/Capital Guardian International
---------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.22                --                --            --           13.04%
         Highest contract charge 1.90% Class B (h)      $ 10.35                --                --            --           11.45%
         All contract charges                                --            49,365          $543,898          1.64%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  9.92                --                --            --           31.91%
         Highest contract charges 1.90% Class B (h)     $  9.29                --                --            --           30.11%
         All contract charges                                --            34,025          $323,809          1.54%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  7.52                --                --            --          (15.51)%
         Highest contract charges 1.90% Class B (h)     $  7.14                --                --            --          (16.69)%
         All contract charges                                --            15,843          $114,882          1.42%             --
  2001   Lowest contract charges 0.50% Class B (d)      $  8.90                --                --            --          (21.24)%
         Highest contract charges 1.90% Class B (h)     $  8.57                --                --            --            7.25%
         All contract charges                                --            11,548          $ 99,965          1.77%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.30                --                --            --          (19.50)%
         Highest contract charges 1.60% Class B         $ 11.09                --                --            --          (20.39)%
         All contract charges                                --             9,845          $109,358          0.47%             --
EQ/Capital Guardian Research (m)
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.87                --                --            --           10.35%
         Highest contract charge 1.90% Class B (h)      $ 10.95                --                --            --            8.80%
         All contract charges                                --            61,357          $694,282          0.67%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 10.76                --                --            --           30.90%
         Highest contract charges 1.90% Class B (h)     $ 10.07                --                --            --           29.10%
         All contract charges                                --            54,622          $562,488          0.48%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  8.22                --                --            --          (25.07)%
         Highest contract charges 1.90% Class B (h)     $  7.80                --                --            --          (26.14)%
         All contract charges                                --            40,818          $324,026          0.43%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 10.97                --                --            --          ( 2.49)%
         Highest contract charges 1.90% Class B (h)     $ 10.56                --                --            --           11.48%
         All contract charges                                --             7,485          $ 79,895          0.22%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.25                --                --            --            5.38%
         Highest contract charges 1.60% Class B         $ 11.04                --                --            --            4.15%
         All contract charges                                --             5,673          $ 62,742          1.69%             --
EQ/Capital Guardian U.S. Equity (k)
-----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.65                --                --            --            8.78%
         Highest contract charge 1.90% Class B (h)      $ 10.75                --                --            --            7.25%
         All contract charges                                --            73,991          $825,881          0.53%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian U.S. Equity (k) (Continued)
-----------------------------------------------
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 10.71                --                --            --           35.74%
         Highest contract charges 1.90% Class B (h)     $ 10.02                --                --            --           33.78%
         All contract charges                                --            56,813          $583,096          0.39%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  7.89                --                --            --          (24.06)%
         Highest contract charges 1.90% Class B (h)     $  7.49                --                --            --          (25.10)%
         All contract charges                                --            24,868          $189,328          0.42%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 10.39                --                --            --          ( 2.53)%
         Highest contract charges 1.90% Class B (h)     $ 10.00                --                --            --           12.51%
         All contract charges                                --            16,170          $163,523          0.32%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 10.66                --                --            --            3.07%
         Highest contract charges 1.60% Class B         $ 10.46                --                --            --            1.95%
         All contract charges                                --            11,617          $121,719          2.33%             --
EQ/Emerging Markets Equity
--------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.34                --                --            --           23.06%
         Highest contract charge 1.90% Class B (h)      $ 10.21                --                --            --           21.33%
         All contract charges                                --            26,330          $296,336          0.74%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  9.21                --                --            --           55.05%
         Highest contract charges 1.90% Class B (h)     $  8.42                --                --            --           53.09%
         All contract charges                                --            18,796          $164,082          1.03%             --
  2002   Lowest contract charges 0.50% Class B (d)      $  5.94                --                --            --          ( 6.31)%
         Highest contract charges 1.90% Class B (h)     $  5.50                --                --            --          ( 7.72)%
         All contract charges                                --            10,375          $ 58,530            --              --
  2001   Lowest contract charges 0.50% Class B (d)      $  6.34                --                --            --          ( 5.65)%
         Highest contract charges 1.90% Class B (h)     $  5.96                --                --            --           27.64%
         All contract charges                                --             9,079          $ 55,188            --              --
  2000   Lowest contract charges 0.50% Class B (d)      $  6.72                --                --            --          (40.34)%
         Highest contract charges 1.60% Class B         $  6.47                --                --            --          (41.02)%
         All contract charges                                --             8,892          $ 57,855            --              --
EQ/Enterprise Equity
--------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $ 19.57                --                --            --           12.32%
         Highest contract charge 1.90% Class B (p)      $ 15.50                --                --            --           12.03%
         All contract charges                                --               265          $  4,449            --              --
EQ/Enterprise Equity Income
---------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  5.96                --                --            --            9.05%
         Highest contract charge 1.90% Class B (p)      $  5.47                --                --            --            8.76%
         All contract charges                                --             3,003          $ 16,894          3.71%             --
EQ/Enterprise Growth
--------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  4.67                --                --            --            7.93%
         Highest contract charge 1.90% Class B (p)      $  4.28                --                --            --          ( 6.50)%
         All contract charges                                --               451          $  1,993          0.48%           7.65%
EQ/Enterprise Growth and Income
-------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  5.44                --                --            --           11.67%
         Highest contract charge 1.90% Class B (p)      $  4.99                --                --            --           11.38%
         All contract charges                                --               449          $  2,306          3.51%             --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Enterprise Small Company Growth
----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $  8.04                --                 --           --           14.09%
         Highest contract charge 1.90% Class B (p)      $  7.37                --                 --           --           13.79%
         All contract charges                                --               388         $    2,939           --              --
EQ/Enterprise Small Company Value
---------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)       $ 26.24                --                 --           --           13.51%
         Highest contract charge 1.90% Class B (p)      $ 20.79                --                 --           --           13.22%
         All contract charges                                --               797         $   17,882         8.20%             --
EQ/Equity 500 Index (e)
-----------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 28.13                --                 --           --            9.68%
         Highest contract charge 1.90% Class B (h)      $ 24.12                --                 --           --            8.14%
         All contract charges                                --            67,829         $1,471,224         1.53%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 25.65                --                 --           --           27.21%
         Highest contract charges 1.90% Class B (h)     $ 22.31                --                 --           --           25.40%
         All contract charges                                --            50,505         $1,166,468         1.51%             --
  2002   Lowest contract charges 0.50% Class B (d)      $ 20.16                --                 --           --          (22.79)%
         Highest contract charges 1.90% Class B (h)     $ 17.79                --                 --           --          (23.88)%
         All contract charges                                --            30,324         $  561,948         1.04%             --
  2001   Lowest contract charges 0.50% Class B (d)      $ 26.11                --                 --           --          (12.62)%
         Highest contract charges 1.90% Class B (h)     $ 23.37                --                 --           --            7.81%
         All contract charges                                --            24,226         $  586,435         0.85%             --
  2000   Lowest contract charges 0.50% Class B (d)      $ 29.88                --                 --           --          (10.26)%
         Highest contract charges 1.60% Class B (b)     $ 27.69                --                 --           --          (11.24)%
         All contract charges                                --            22,202         $  622,118         1.96%             --
EQ/Evergreen Omega
------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (j)       $  8.77                --                 --           --            6.51%
         Highest contract charge 1.90% Class B (h)      $  8.05                --                 --           --            5.01%
         All contract charges                                --            15,623         $  142,569         0.35%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (j)      $  8.23                --                 --           --           37.40%
         Highest contract charges 1.90% Class B (h)     $  7.67                --                 --           --           35.51%
         All contract charges                                --             9,822         $   78,212           --              --
  2002   Lowest contract charges 0.50% Class B (j)      $  5.99                --                 --           --          (24.37)%
         Highest contract charges 1.90% Class B (h)     $  5.66                --                 --           --          (25.43)%
         All contract charges                                --             2,262         $   13,052           --              --
  2001   Lowest contract charges 0.95% Class B          $  7.81                --                 --           --          (17.79)%
         Highest contract charges 1.90% Class B (h)     $  7.59                --                 --           --            8.89%
         All contract charges                                --               464         $    3,565         0.01%             --
  2000   Lowest contract charges 0.95% Class B          $  9.50                --                 --           --          (12.60)%
         Highest contract charges 1.60% Class B         $  9.38                --                 --           --          (13.15)%
         All contract charges                                --               261         $    2,455         0.30%             --
EQ/FI Mid Cap
-------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 11.56                --                 --           --           15.45%
         Highest contract charge 1.90% Class B (h)      $ 10.87                --                 --           --           13.82%
         All contract charges                                --            64,623         $  740,923         7.05%             --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 10.01                --                 --           --           42.80%
         Highest contract charges 1.90% Class B (h)     $  9.55                --                 --           --           40.88%
         All contract charges                                --            49,567         $  483,002           --              --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/FI Mid Cap (Continued)
-------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $  7.01                --                 --           --           (18.87)%
         Highest contract charges 1.90% Class B (h)     $  6.78                --                 --           --           (20.05)%
         All contract charges                                --            18,844         $  129,102         0.01%              --
  2001   Lowest contract charges 0.50% Class B (d)      $  8.64                --                 --           --           (13.86)%
         Highest contract charges 1.90% Class B (h)     $  8.48                --                 --           --            16.73%
         All contract charges                                --             9,447         $   80,508         0.23%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 10.03                --                 --           --             0.26%
         Highest contract charges 1.60% Class B (c)     $  9.99                --                 --           --           ( 0.01)%
         All contract charges                                --             1,874         $   18,728         0.41%              --
EQ/FI Small/Mid Cap Value
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 15.38                --                 --           --            17.26%
         Highest contract charge 1.90% Class B (h)      $ 13.80                --                 --           --            15.61%
         All contract charges                                --            46,228         $  648,657         9.37%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 13.12                --                 --           --            32.65%
         Highest contract charges 1.90% Class B (h)     $ 11.94                --                 --           --            30.78%
         All contract charges                                --            35,841         $  441,408         0.48%              --
  2002   Lowest contract charges 0.50% Class B (d)      $  9.89                --                 --           --           (15.18)%
         Highest contract charges 1.90% Class B (h)     $  9.13                --                 --           --           (16.32)%
         All contract charges                                --            18,536         $  173,781         0.70%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 11.66                --                 --           --             3.46%
         Highest contract charges 1.90% Class B (h)     $ 10.91                --                 --           --            13.94%
         All contract charges                                --             7,454         $   82,875         0.97%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.27                --                 --           --             4.61%
         Highest contract charges 1.60% Class B (c)     $ 10.82                --                 --           --             3.46%
         All contract charges                                --               681         $    7,396         2.30%              --
EQ/J.P. Morgan Core Bond
------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 14.70                --                 --           --             3.58%
         Highest contract charge 1.90% Class B (h)      $ 13.31                --                 --           --             2.12%
         All contract charges                                --            80,724         $1,064,120         4.41%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 14.19                --                 --           --             2.84%
         Highest contract charges 1.90% Class B (h)     $ 13.04                --                 --           --             1.48%
         All contract charges                                --            72,059         $  963,308         3.72%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 13.80                --                 --           --             9.09%
         Highest contract charges 1.90% Class B (h)     $ 12.85                --                 --           --             7.44%
         All contract charges                                --            51,512         $  676,993         5.39%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.65                --                 --           --             7.39%
         Highest contract charges 1.90% Class B (h)     $ 11.96                --                 --           --           ( 0.84)%
         All contract charges                                --            34,831         $  423,723         5.43%              --
  2000   Lowest contract charges 0.50% Class B          $ 11.78                --                 --           --            10.93%
         Highest contract charges 1.60% Class B         $ 11.40                --                 --           --             9.72%
         All contract charges                                --            20,320         $  232,778         6.03%              --


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------

EQ/Janus Large Cap Growth
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $  6.25                --                --            --            11.59%
         Highest contract charge 1.90% Class B (h)      $  5.88                --                --            --            10.02%
         All contract charges                                --            30,303          $194,427          0.26%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  5.60                --                --            --            25.28%
         Highest contract charges 1.90% Class B (h)     $  5.34                --                --            --            23.33%
         All contract charges                                --            28,669          $156,361            --               --
  2002   Lowest contract charges 0.50% Class B (d)      $  4.47                --                --            --           (30.70)%
         Highest contract charges 1.90% Class B (h)     $  4.33                --                --            --           (31.60)%
         All contract charges                                --            19,297          $ 84,342            --               --
  2001   Lowest contract charges 0.50% Class B (d)      $  6.45                --                --            --           (23.40)%
         Highest contract charges 1.90% Class B (h)     $  6.33                --                --            --            10.07%
         All contract charges                                --            12,636          $ 80,396          0.01%              --
  2000   Lowest contract charges 0.50% Class B (d)      $  8.42                --                --            --           (15.82)%
         Highest contract charges 1.60% Class B (c)     $  8.39                --                --            --           (16.13)%
         All contract charges                                --              3,233          $ 18,736          0.32%              --
EQ/JP Morgan Value Opportunities
----------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 14.10                --                 --           --            10.33%
         Highest contract charge 1.90% Class B (h)      $ 12.64                --                 --           --             8.78%
         All contract charges                                --            38,178         $  499,166         1.28%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 12.78                --                 --           --            26.16%
         Highest contract charges 1.90% Class B (h)     $ 11.62                --                 --           --            24.41%
         All contract charges                                --            39,281         $  471,766         1.42%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 10.13                --                --            --           (19.41)%
         Highest contract charges 1.90% Class B (h)     $  9.34                --                --            --           (20.65)%
         All contract charges                                --            36,586          $351,427          1.36%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.57                --                --            --           ( 7.30)%
         Highest contract charges 1.90% Class B (h)     $ 11.77                --                --            --             5.36%
         All contract charges                                --            36,246          $436,613          0.96%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 13.56                --                --            --             6.25%
         Highest contract charges 1.60% Class B         $ 13.02                --                --            --             5.08%
         All contract charges                                --            31,527          $413,937          1.01%              --
EQ/Lazard Small Cap Value
-------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 17.65                --                --            --            16.52%
         Highest contract charge 1.90% Class B (h)      $ 15.99                --                --            --            14.88%
         All contract charges                                --            52,025          $811,982         11.71%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 15.15                --                --            --            36.75%
         Highest contract charges 1.90% Class B (h)     $ 13.92                --                --            --            34.75%
         All contract charges                                --            38,520          $549,902          1.38%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 11.08                --                --            --           (14.31)%
         Highest contract charges 1.90% Class B (h)     $ 10.33                --                --            --           (15.47)%
         All contract charges                                --            22,123          $233,903          0.79%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 12.93                --                --            --            17.12%
         Highest contract charges 1.90% Class B (h)     $ 12.22                --                --            --            17.57%
         All contract charges                                --            13,643          $169,843          4.42%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.04                --                --            --            17.93%
         Highest contract charges 1.60% Class B         $ 10.68                --                --            --            16.69%
         All contract charges                                --             9,962          $106,984          2.89%              --
EQ/Marsico Focus
----------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (g)       $ 14.36                --                --            --             9.96%
         Highest contract charge 1.90% Class B (h)      $ 13.70                --                --            --             8.41%
         All contract charges                                --            69,842          $931,060            --               --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (g)      $ 13.06                --                --            --            30.45%
         Highest contract charges 1.90% Class B (h)     $ 12.63                --                --            --            28.62%
         All contract charges                                --            50,777          $646,010            --               --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Marsico Focus (Continued)
----------------------------
  2002   Lowest contract charges 0.50% Class B (g)      $ 10.01                --                --            --           (11.96)%
         Highest contract charges 1.90% Class B (h)     $  9.82                --                --            --           (13.25)%
         All contract charges                                --            11,834          $116,998          0.04%              --
  2001   Lowest contract charges 0.50% Class B (g)      $ 11.37                --                --            --            13.36%
         Highest contract charges 1.90% Class B (h)     $ 11.32                --                --            --             6.88%
         All contract charges                                --               328          $  3,718            --               --
  2000   Lowest contract charges 0.50% Class B               --                --                --            --               --
         Highest contract charges 1.60% Class B              --                --                --            --               --
         All contract charges                                --                --                --            --               --
EQ/Mercury Basic Value Equity
-----------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (j)       $ 21.32                --                --            --            10.02%
         Highest contract charge 1.90% Class B (h)      $ 19.12                --                --            --             8.47%
         All contract charges                                --            40,543          $701,451          5.74%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (j)      $ 19.38                --                --            --            30.58%
         Highest contract charges 1.90% Class B (h)     $ 17.63                --                --            --            28.69%
         All contract charges                                --            25,890          $466,739          0.68%              --
  2002   Lowest contract charges 0.50% Class B (j)      $ 14.84                --                --            --           (17.09)%
         Highest contract charges 1.90% Class B (h)     $ 13.70                --                --            --           (18.26)%
         All contract charges                                --            13,004          $183,216          1.18%              --
  2001   Lowest contract charges 0.95% Class B          $ 17.53                --                --            --             4.53%
         Highest contract charges 1.90% Class B (h)     $ 16.76                --                --            --            14.66%
         All contract charges                                --             8,262          $141,613          3.46%              --
  2000   Lowest contract charges 0.95% Class B          $ 16.77                --                --            --            10.77%
         Highest contract charges 1.60% Class B         $ 16.37                --                --            --            10.01%
         All contract charges                                --             7,266          $119,837          5.55%              --
EQ/Mercury International Value
------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 18.04                --                --            --            21.04%
         Highest contract charge 1.90% Class B (h)      $ 16.18                --                --            --            19.33%
         All contract charges                                --            34,210          $557,170          1.66%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 14.90                --                --            --            27.35%
         Highest contract charges 1.90% Class B (h)     $ 13.56                --                --            --            25.56%
         All contract charges                                --            29,705          $415,925          2.52%              --
  2002   Lowest contract charges 0.50% Class B (d)      $ 11.70                --                --            --           (17.02)%
         Highest contract charges 1.90% Class B (h)     $ 10.80                --                --            --           (18.18)%
         All contract charges                                --            23,303          $258,604          0.64%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 14.10                --                --            --           (21.93)%
         Highest contract charges 1.90% Class B (h)     $ 13.20                --                --            --             4.31%
         All contract charges                                --            21,672          $292,625          0.66%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 18.06                --                --            --           (12.75)%
         Highest contract charges 1.60% Class B         $ 17.34                --                --            --           (13.73)%
         All contract charges                                --            20,205          $353,019          9.45%              --
EQ/MFS Emerging Growth Companies
--------------------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 14.09                --                --            --            12.06%
         Highest contract charge 1.90% Class B (h)      $ 12.64                --                --            --            10.48%
         All contract charges                                --            20,997          $272,395            --               --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 12.58                --                --            --            28.76%
         Highest contract charges 1.90% Class B (h)     $ 11.44                --                --            --            26.84%
         All contract charges                                --            21,351          $252,025            --               --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies (Continued)
--------------------------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $  9.77                --                --            --           (34.70)%
         Highest contract charges 1.90% Class B (h)     $  9.02                --                --            --           (35.57)%
         All contract charges                                --            20,399          $188,909            --               --
  2001   Lowest contract charges 0.50% Class B (d)      $ 14.96                --                --            --            34.36%
         Highest contract charges 1.90% Class B (h)     $ 14.00                --                --            --            14.88%
         All contract charges                                --            23,969          $342,882          0.02%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 22.79                --                --            --           (19.24)%
         Highest contract charges 1.60% Class B         $ 21.88                --                --            --           (20.15)%
         All contract charges                                --            24,193          $532,893          2.00%              --
EQ/MFS Investors Trust
----------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $  9.45                --                --            --            10.84%
         Highest contract charge 1.90% Class B (h)      $  8.68                --                --            --             9.28%
         All contract charges                                --            32,507          $295,494          0.58%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $  8.53                --                --            --            21.51%
         Highest contract charges 1.90% Class B (h)     $  7.94                --                --            --            19.58%
         All contract charges                                --            32,811          $266,998          0.69%              --
  2002   Lowest contract charges 0.50% Class B (d)      $  7.02                --                --            --           (21.48)%
         Highest contract charges 1.90% Class B (h)     $  6.64                --                --            --           (22.43)%
         All contract charges                                --            25,059          $169,062          0.55%              --
  2001   Lowest contract charges 0.50% Class B (d)      $  8.94                --                --            --           (16.37)%
         Highest contract charges 1.90% Class B (h)     $  8.56                --                --            --             5.14%
         All contract charges                                --            24,165          $209,512          0.44%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 10.69                --                --            --           ( 1.19)%
         Highest contract charges 1.60% Class B         $ 10.45                --                --            --           ( 2.34)%
         All contract charges                                --            18,298          $191,799          0.42%              --
EQ/Money Market
---------------
  2004   Unit Value 0.00% to 1.90%*
         Lowest contract charge 0.00% Class B           $ 38.75                --                --            --             0.78%
         Highest contract charge 1.90% Class B (h)      $ 24.71                --                --            --           ( 1.14)%
         All contract charges                                --            22,453          $474,277          0.74%              --
  2003   Unit Value 0.00% to 1.90%*
         Lowest contract charges 0.00% Class B          $ 38.46                --                --            --             0.56%
         Highest contract charges 1.90% Class B (h)     $ 25.00                --                --            --           ( 1.35)%
         All contract charges                                --            22,249          $587,929          0.52%              --
  2002   Lowest contract charges 0.00% Class B          $ 38.24                --                --            --             1.24%
         Highest contract charges 1.90% Class B (h)     $ 25.34                --                --            --           ( 0.67)%
         All contract charges                                --            26,987          $751,628          3.15%              --
  2001   Lowest contract charges 0.00% Class B          $ 37.77                --                --            --             3.56%
         Highest contract charges 1.90% Class B (h)     $ 25.51                --                --            --             0.00%
         All contract charges                                --            24,948          $690,107          3.76%              --
  2000   Lowest contract charges 0.00% Class B          $ 36.47                --                --            --             5.99%
         Highest contract charges 1.60% Class B         $ 26.65                --                --            --             4.31%
         All contract charges                                --            16,149          $439,105          5.90%              --
EQ/Small Company Index
----------------------
  2004   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (d)       $ 15.24                --                --            --            17.08%
         Highest contract charge 1.90% Class B (h)      $ 13.80                --                --            --            15.44%
         All contract charges                                --            24,789          $343,808          4.24%              --
  2003   Unit Value 0.50% to 1.90%*
         Lowest contract charges 0.50% Class B (d)      $ 13.02                --                --            --            45.15%
         Highest contract charges 1.90% Class B (h)     $ 11.95                --                --            --            43.11%
         All contract charges                                --            19,516          $239,728          0.37%              --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Units            Units          Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2002   Lowest contract charges 0.50% Class B (d)      $  8.97               --                 --            --           (21.32)%
         Highest contract charges 1.90% Class B (h)     $  8.35               --                 --            --           (22.47)%
         All contract charges                                --            8,384           $ 71,737          0.61%              --
  2001   Lowest contract charges 0.50% Class B (d)      $ 11.40               --                 --            --             1.60%
         Highest contract charges 1.90% Class B (h)     $ 10.77               --                 --            --            18.29%
         All contract charges                                --            5,542           $ 60,777          0.58%              --
  2000   Lowest contract charges 0.50% Class B (d)      $ 11.22               --                 --            --           ( 3.88)%
         Highest contract charges 1.60% Class B         $ 10.86               --                 --            --           ( 4.90)%
         All contract charges                                --            5,020           $ 54,793          7.05%              --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
  2004   Unit Value 1.25% to 1.70%*
         Lowest contract charge 1.25% Class B (p)      $ 11.37               --                 --            --            14.31%
         Highest contract charge 1.70% Class B(p)      $ 11.36               --                 --            --            14.22%
         All contract charges                                --               24           $    282            --               --
Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------
  2004   Unit Value 1.20% to 1.70%*
         Lowest contract charge 1.20% Class B (n)       $ 10.16               --                 --            --             1.27%
         Highest contract charge 1.70% Class B (t)      $ 10.35               --                 --            --             1.87%
         All contract charges                                --            3,869           $ 39,780            --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charge 0.50% Class B (q)       $ 10.17               --                 --            --             1.72%
         Highest contract charge 1.70% Class B (q)      $ 10.16               --                 --            --             1.60%
         All contract charges                                --               95           $    966            --               --
U.S. Real Estate -- Class II
----------------------------
  2004   Unit Value 1.20% to 1.70%*
         Lowest contract charge 1.20% Class B (n)       $ 12.73               --                 --            --            12.47%
         Highest contract charge 1.70% Class B (q)      $ 14.70               --                 --            --            33.76%
         All contract charges                                --            9,422           $131,961          2.39%              --
  2003   Unit Value 1.25% to 1.70%*
         Lowest contract charges 1.25% Class B (q)      $ 11.00               --                 --            --            10.00%
         Highest contract charges 1.70% Class B (q)     $ 10.99               --                 --            --             9.90%
         All contract charges                                --              188           $  2,058            --               --

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(f) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) Units were made available for sale on October 8, 2001.
(i) Units were made available on January 14, 2002.
(j) Units were made available for sale on April 1, 2002.
(k) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(l) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(m) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(n) Units were made available for sale on February 13, 2004.
(o) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(p) Units were made available for sale on October 25, 2004.
(q) Units were made available on September 22, 2003
(r) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(s) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(t) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2004


7. Accumulation Unit Values (Concluded)

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25% 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and
     1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-68

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholders' equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2004 and December 31, 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of Notes to the Consolidated Financial Statements, in 2004 AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts and in 2002 changed its method of accounting for variable annuity products that contain guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003

                                                                                 DECEMBER 31,          December 31,
                                                                                    2004                  2003
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS

Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    30,722.3        $    29,095.5
  Mortgage loans on real estate.............................................        3,131.9              3,503.1
  Equity real estate, held for the production of income.....................          643.2                656.5
  Policy loans..............................................................        3,831.4              3,894.3
  Other equity investments..................................................        1,010.5                789.1
  Other invested assets.....................................................        1,112.1                825.2
                                                                              -----------------    -----------------
      Total investments.....................................................       40,451.4             38,763.7
Cash and cash equivalents...................................................        1,680.8                999.1
Cash and securities segregated, at estimated fair value.....................        1,489.0              1,285.8
Broker-dealer related receivables...........................................        2,187.7              2,284.7
Deferred policy acquisition costs...........................................        6,813.9              6,290.4
Goodwill and other intangible assets, net...................................        3,761.4              3,513.4
Amounts due from reinsurers.................................................        2,549.6              2,460.4
Loans to affiliates, at estimated fair value................................          400.0                400.0
Other assets................................................................        3,600.9              3,829.7
Separate Accounts' assets...................................................       61,559.4             54,438.1
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    26,875.1        $    25,307.7
Future policy benefits and other policyholders liabilities..................       14,099.6             13,934.7
Broker-dealer related payables..............................................          945.9              1,261.8
Customers related payables..................................................        2,658.7              1,897.5
Amounts due to reinsurers...................................................          994.0                936.5
Short-term and long-term debt...............................................        1,255.5              1,253.2
Income taxes payable........................................................        2,714.8              2,362.8
Other liabilities...........................................................        1,859.6              2,006.9
Separate Accounts' liabilities..............................................       61,559.4             54,300.6
Minority interest in equity of consolidated subsidiaries....................        2,040.4              1,744.9
Minority interest subject to redemption rights..............................          266.6                488.1
                                                                              -----------------    -----------------
      Total liabilities.....................................................      115,269.6            105,494.7
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,890.9              4,848.2
Retained earnings...........................................................        3,457.0              3,027.1
Accumulated other comprehensive income......................................          874.1                892.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        9,224.5              8,770.6
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,595.4       $     1,376.7      $     1,315.5
Premiums......................................................          879.6               889.4              945.2
Net investment income.........................................        2,501.4             2,386.9            2,377.2
Investment gains (losses), net................................           65.0               (62.3)            (278.5)
Commissions, fees and other income............................        3,355.0             2,811.8            2,987.6
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,396.4             7,402.5            7,347.0
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,867.1             1,708.2            2,036.0
Interest credited to policyholders' account balances..........        1,038.1               969.7              972.5
Compensation and benefits.....................................        1,604.9             1,327.0            1,244.3
Commissions...................................................        1,017.3               991.9              788.8
Distribution plan payments....................................          374.2               370.6              392.8
Amortization of deferred sales commissions....................          177.4               208.6              229.0
Interest expense..............................................           76.8                82.3               95.7
Amortization of deferred policy acquisition costs.............          472.9               434.6              296.7
Capitalization of deferred policy acquisition costs...........       (1,015.9)             (990.7)            (754.8)
Rent expense..................................................          185.0               165.8              168.8
Amortization of other intangible assets, net..................           22.9                21.9               21.2
Alliance charge for mutual fund matters and legal proceedings.            -                 330.0                -
Other operating costs and expenses............................          901.5               832.4              827.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,722.2             6,452.3            6,318.4
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        1,674.2               950.2            1,028.6
Income taxes..................................................         (396.3)             (240.5)             (50.9)
Minority interest in net income of consolidated subsidiaries..         (384.1)             (188.7)            (362.8)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          893.8               521.0              614.9
Earnings from other discontinued operations,
  net of income taxes.........................................            7.9                 3.4                5.6
Gain on sale of real estate held-for-sale, net of income taxes           31.1                 -                  -
Cumulative effect of accounting changes, net of
  income taxes................................................           (2.9)                -                (33.1)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      929.9       $       524.4      $       587.4
                                                                =================  =================  =================





                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         2004               2003               2002
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.............            4,848.2            4,812.8            4,753.6
Increase in additional paid in capital
    in excess of par value....................................               42.7               35.4               59.2
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,890.9            4,848.2            4,812.8
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..........................            3,027.1            2,902.7            2,815.3
Net earnings..................................................              929.9              524.4              587.4
Shareholder dividends paid....................................             (500.0)            (400.0)            (500.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,457.0            3,027.1            2,902.7
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income,
  beginning of year...........................................              892.8              681.1              215.4
Other comprehensive (loss) income.............................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              874.1              892.8              681.1
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................      $     9,224.5       $    8,770.6       $    8,399.1
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       929.9       $      524.4       $      587.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments................................................              (31.1)             211.7              465.6
Minimum pension liability adjustment..........................                -                  -                   .1
Cumulative effect of accounting changes.......................               12.4                -                  -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
COMPREHENSIVE INCOME..........................................      $       911.2       $      736.1       $    1,053.1
                                                                   =================   ================   ================











                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                       2004                2003               2002
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $       929.9       $      524.4       $       587.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,038.1              969.7               972.5
  Universal life and investment-type product
    policy fee income.........................................         (1,595.4)          (1,376.7)           (1,315.5)
  Net change in broker-dealer and customer related
    receivables/payables......................................            379.6               22.5              (237.3)
  Investment (gains) losses, net..............................            (65.0)              62.3               278.5
  Change in deferred policy acquisition costs.................           (543.0)            (556.1)             (458.1)
  Change in future policy benefits............................            129.3              (97.4)              218.0
  Change in property and equipment............................            (69.3)             (55.8)              (76.6)
  Change in income tax payable................................            349.6              246.3                93.3
  Change in accounts payable and accrued expenses.............            (27.4)             276.8                (8.9)
  Change in segregated cash and securities, net...............           (203.2)            (111.5)              240.8
  Minority interest in net income of consolidated subsidiaries            386.8              188.7               362.8
  Change in fair value of guaranteed
    minimum income benefit reinsurance contracts..............            (61.0)              91.0              (120.0)
  Amortization of deferred sales commissions..................            177.4              208.6               229.0
  Amortization of other intangible assets, net................             22.9               21.9                21.2
  Other, net..................................................            194.3              272.6              (114.2)
                                                                 -----------------   -----------------  -----------------
Net cash provided by operating activities.....................          1,043.6              687.3               672.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          3,341.9            4,216.4             2,996.0
  Sales.......................................................          2,983.6            4,818.2             8,035.9
  Purchases...................................................         (7,052.5)         (11,457.9)          (12,709.0)
  Change in short-term investments............................            (77.2)             610.7              (568.9)
  Purchase of minority interest in consolidated subsidiary ...           (410.7)               -                (249.7)
  Other, net..................................................            169.7               89.3               126.6
                                                                 -----------------   -----------------  -----------------
Net cash used by investing activities.........................         (1,045.2)          (1,723.3)           (2,369.1)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................          4,029.4            5,639.1             4,328.5
    Withdrawals and transfers to Separate Accounts............         (2,716.0)          (3,181.1)           (2,022.9)
  Net change in short-term financings.........................              -                (22.1)             (201.2)
  Shareholder dividends paid..................................           (500.0)            (400.0)             (500.0)
  Other, net..................................................           (130.1)            (270.4)             (318.6)
                                                                 -----------------   -----------------  -----------------
Net cash provided by financing activities.....................            683.3            1,765.5             1,285.8
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            681.7              729.5              (410.4)
Cash and cash equivalents, beginning of year..................            999.1              269.6               680.0
                                                                 -----------------   -----------------  -----------------
Cash and Cash Equivalents, End of Year........................    $     1,680.8       $      999.1       $       269.6
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                   (CONTINUED)

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       86.2       $        91.0      $        80.5
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      154.4       $       (45.7)     $      (139.6)
                                                                =================  =================  =================









                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    In 2004, The Equitable Life Assurance Society of the United States was renamed to AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

    In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). In March and December 2004, the Company acquired a total of 10.7 million Alliance Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million.

    The Company's consolidated economic interest in Alliance was 46.4% at December 31, 2004, and together with it's ownership with other AXA Financial companies, the consolidated economic interests in Alliance was approximately 61.3%.

    In July 2004, the Holding Company completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial with additional scale in distribution, client base and assets under management.

    AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2004," "2003" and "2002" refer to the years ended December 31, 2004, 2003 and 2002, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

    Closed Block
    ------------

    As a result of demutualization, Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    Other Discontinued Operations
    -----------------------------

    In 1991, management discontinued the business of certain pension business operations ("Other Discontinued Operations"). Other Discontinued Operations principally consist of the group non-participating wind-up annuity products, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2004 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Other Discontinued Operations ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Other Discontinued Operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See
    Note 8 of Notes to Consolidated Financial Statements.

    Accounting Changes
    ------------------

    At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FIN No. 46(R), "Consolidation of Variable Interest Entities, Revised".

    At December 31, 2004, the Insurance Group's General Account held $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). As reported in the consolidated balance sheet, these investments included $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2004 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance

    Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of Alliance has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that Alliance is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia ("collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

    As a result of its review, Alliance Capital had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, Alliance Capital sold this investment and accordingly, no longer consolidates this investment and its funds under management.

    Alliance Capital derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

    Alliance has significant variable interests in certain other VIEs with approximately $845 million in client assets under management. However, these VIEs do not require consolidation because management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

    Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying 2004 consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

    Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

    As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of the Company's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of the Company's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of the Company currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

    On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to

    Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

    Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the period ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:
       o Management having the authority to approve the action commits the organization to a plan to sell the property.
       o The property is available for immediate sale in its present condition subject only to terms that are usual and customary forthe sale of such assets.
       o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
       o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
       o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
       o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2004 were not significant.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

    Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

    Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
    --------------------------------------------------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

    Deferred Policy Acquisition Costs
    ---------------------------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.95% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.95% net of product weighted average Separate Account fees) and 0% (-2.05% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 1.5 years.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans, was 7.0% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.85% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $71.7 million and $69.9 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $1,081.5 million and $1,069.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $        35.0       $       33.8       $       36.6
        Incurred benefits related to prior years...........           12.8               (2.8)              (6.3)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        47.8       $       31.0       $       30.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.9       $       12.1       $       11.5
        Benefits paid related to prior years...............           33.1               34.9               37.2
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        46.0       $       47.0       $       48.7
                                                            =================   ================   =================

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

    At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 16.5% ($32.6 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the general account in connection with the adoption of SOP 03-1 as of January 1, 2004.

    The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $2,191.4 million, $(466.2) million and $(4,740.7) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

    Recognition of Investment Management Revenues and Related Expenses
    ------------------------------------------------------------------

    Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for certain private client transactions and institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

    Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2004 and

    2003, respectively, net deferred sales commissions totaled $254.5 million and $387.2 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2004 net balance for each of the next five years is approximately $20.7 million.

    Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

    Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount.

    Other Accounting Policies
    -------------------------

    In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.49 billion and $1.29 billion have been segregated in a special reserve bank custody account at December 31, 2004 and 2003, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

    Intangible assets related to the Bernstein acquisition include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. Other intangible assets are amortized on a straight-line basis over their estimated useful lives of twenty years.

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Minority interest subject to redemption rights represents the remaining 16.3 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired
    16.32 million of the former Bernstein shareholders' Alliance Units in 2004. The outstanding 16.3 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining five years ending in 2009.

    Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

    The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)  INVESTMENTS

    The following tables provide additional information relating to fixed maturities and equity securities:

                                                               GROSS              GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                             COST              GAINS              LOSSES            FAIR VALUE
                                        ---------------   -----------------  -----------------   ---------------
                                                                     (IN MILLIONS)
    DECEMBER 31, 2004
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    22,285.8     $    1,684.3       $       45.3       $   23,924.8
        Mortgage-backed...............         3,472.4             47.7                9.7            3,510.4
        U.S. Treasury, government
          and agency securities.......           964.1             54.9                1.3            1,017.7
        States and political
          subdivisions................           187.1             20.6                 .8              206.9
        Foreign governments...........           245.1             47.2                 .1              292.2
        Redeemable preferred stock....         1,623.1            151.4                4.2            1,770.3
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    28,777.6     $    2,006.1       $       61.4       $   30,722.3
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $         1.0     $        1.2       $         .1       $        2.1
      Trading securities..............              .4              1.0                 .2                1.2
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $         1.4     $        2.2       $         .3       $        3.3
                                        ================= =================  =================  ================
    December 31, 2003
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
        Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
        U.S. Treasury, government
          and agency securities.......           812.3             58.7                 .5              870.5
        States and political
          subdivisions................           188.2             14.1                2.0              200.3
        Foreign governments...........           248.4             45.9                 .3              294.0
        Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
      Trading securities..............             1.9               .6                1.5                1.0
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                        ================= =================  =================  ================


    For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $4,138.7 million and $4,462.1 million, respectively, had estimated fair values of $4,446.0 million and $4,779.6 million, respectively.

    The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      878.8       $      895.5
        Due in years two through five..........................................       5,162.9            5,512.4
        Due in years six through ten...........................................      10,355.1           11,145.6
        Due after ten years....................................................       7,285.3            7,888.1
        Mortgage-backed securities.............................................       3,472.4            3,510.4
                                                                                ----------------   -----------------
        Total..................................................................  $   27,154.5       $   28,952.0
                                                                                ================   =================

    Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

    The following table discloses fixed maturities (636 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2004:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                         GROSS                          GROSS
                                ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------- ---------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     1,709.6   $       20.0     $      545.4   $       25.3    $    2,255.0    $      45.3
     Mortgage-backed.......          776.5            8.5             69.6            1.2           846.1            9.7
     U.S. Treasury,
       Government and
       Agency securities...          138.4            1.1              4.8             .2           143.2            1.3
     States and political
       Subdivisions........            -              -               19.4             .8            19.4             .8
     Foreign governments...            5.0             .1              -              -               5.0             .1
     Redeemable
       Preferred stock.....           58.0            3.5             14.3             .7            72.3            4.2
                             --------------- ---------------  -------------  -------------   -------------  ------------
   Total Temporarily
     Impaired Securities ..  $     2,687.5   $       33.2     $      653.5   $       28.2    $    3,341.0   $       61.4
                             =============== ===============  =============  =============   =============  ============

    The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $987.3 million or 3.6% of the $27,154.5 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

    At December 31, 2004, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $15.5 million.

    The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $891.0 million and $775.5 million, respectively.

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $17.6 million and $122.4 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $6.9 million, $7.8 million and $5.3 million in 2004, 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.5 million, $10.0 million and $6.8 million in 2004, 2003 and 2002, respectively.

    Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                     DECEMBER 31,
                                                                       ----------------------------------------
                                                                              2004                 2003
                                                                       -------------------  -------------------
                                                                                    (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances......   $         89.4       $        149.4
    Impaired mortgage loans without investment valuation allowances...             10.7                 29.1
                                                                       -------------------  -------------------
    Recorded investment in impaired mortgage loans....................            100.1                178.5
    Investment valuation allowances...................................            (11.3)               (18.8)
                                                                       -------------------  -------------------
    Net Impaired Mortgage Loans.......................................   $         88.8       $        159.7
                                                                       ===================  ===================

    During 2004, 2003 and 2002, respectively, the Company's average recorded investment in impaired mortgage loans was $148.3 million, $180.9 million and $138.1 million. Interest income recognized on these impaired mortgage loans totaled $11.4 million, $12.3 million and $10.0 million for 2004, 2003 and 2002, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $79.2 million and $143.2 million.

    The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, the carrying value of equity real estate held-for-sale amounted to zero and $56.9 million, respectively. For 2004, 2003 and 2002, respectively, real estate of zero, $2.8 million and $5.6 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $221.0 million and $275.8 million, respectively, of real estate acquired in satisfaction of debt of which $2.2 million and $3.6 million, respectively, are held as real estate joint ventures.

    Accumulated depreciation on real estate was $207.5 million and $189.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $20.8 million, $38.8 million and $18.0 million for 2004, 2003 and 2002, respectively.

    Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                   2004              2003                2002
                                                            ----------------    ----------------   -----------------
                                                                                 (IN MILLIONS)
    Balances, beginning of year..........................   $        20.5       $       55.0       $       87.6
    Additions charged to income..........................             3.9               12.2               32.5
    Deductions for writedowns and
      asset dispositions.................................           (13.1)             (15.2)             (65.1)
    Deduction for transfer of real estate held-for-sale
      to real estate held for the production of income...             -                (31.5)               -
                                                            ----------------    ----------------   -----------------
    Balances, End of Year................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

    Balances, end of year comprise:
      Mortgage loans on real estate......................   $        11.3       $       18.8       $       23.4
      Equity real estate.................................             -                  1.7               31.6
                                                            ----------------    ----------------   -----------------
    Total................................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

4)  EQUITY METHOD INVESTMENTS

    Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,008.2 million and $896.9 million, respectively, at December 31, 2004 and 2003. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $66.2 million, $4.3 million and $(18.3) million, respectively, for 2004, 2003 and 2002.

    Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 6 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                        DECEMBER 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ----------------   -----------------
                                                                                         (IN MILLIONS)
    BALANCE SHEETS
    Investments in real estate, at depreciated cost........................  $       537.1      $       551.6
    Investments in securities, generally at estimated fair value...........          162.4              204.8
    Cash and cash equivalents..............................................           13.5               37.6
    Other assets...........................................................           23.0               22.8
                                                                            ----------------   -----------------
    Total Assets...........................................................  $       736.0      $       816.8
                                                                            ================   =================

    Borrowed funds - third party...........................................  $       254.3      $       259.7
    Other liabilities......................................................           17.4               19.5
                                                                            ----------------   -----------------
    Total liabilities......................................................          271.7              279.2
                                                                            ----------------   -----------------

    Partners' capital......................................................          464.3              537.6
                                                                            ----------------   -----------------
    Total Liabilities and Partners' Capital................................  $       736.0      $       816.8
                                                                            ================   =================

    The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       168.8
                                                                            ================   =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Revenues of real estate joint ventures.............  $        95.2       $       95.6       $       98.4
    Net revenues (losses) of
      other limited partnership interests..............           19.8               26.0              (23.2)
    Interest expense - third party.....................          (16.9)             (18.0)             (19.8)
    Other expenses.....................................          (64.0)             (61.7)             (59.3)
                                                        -----------------   ----------------   -----------------
    Net Earnings (Losses)..............................  $        34.1       $       41.9       $       (3.9)
                                                        =================   ================   =================

    The Company's Equity in Net Earnings of These
      Entities Included Above..........................  $        11.0       $        5.0       $       12.8
                                                        =================   ================   =================

5)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $     1,879.5       $    1,792.6       $    1,755.4
    Mortgage loans on real estate......................          249.6              279.5              314.8
    Equity real estate.................................          124.8              136.9              153.7
    Other equity investments...........................           78.4               49.3              (45.4)
    Policy loans.......................................          251.0              260.1              269.4
    Other investment income............................           92.0               66.8              114.1
                                                        -----------------   ----------------   -----------------

      Gross investment income..........................        2,675.3            2,585.2            2,562.0

      Investment expenses..............................         (173.9)            (198.3)            (184.8)
                                                        -----------------   ----------------   -----------------

    Net Investment Income..............................  $     2,501.4       $    2,386.9       $    2,377.2
                                                        =================   ================   =================

    Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $        26.3       $     (100.7)      $     (374.3)
    Mortgage loans on real estate......................             .2                1.3                3.7
    Equity real estate.................................           11.6               26.8              101.5
    Other equity investments...........................           24.4                2.0                3.3
    Issuance and sales of Alliance Units...............            -                  -                   .5
    Other..............................................            2.5                8.3              (13.2)
                                                        -----------------   ----------------   -----------------
      Investment gains (losses), net...................  $        65.0       $      (62.3)      $     (278.5)
                                                        =================   ================   =================

    Writedowns of fixed maturities amounted to $36.4 million, $193.2 million and $312.8 million for 2004, 2003 and 2002, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

    For 2004, 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,908.3 million, $4,773.5 million and $7,176.3 million. Gross gains of $47.7 million, $105.1 million and $108.4 million and gross losses of $9.7 million, $39.5 million and $172.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2004, 2003 and 2002 amounted to $.8 million, $416.8 million and $1,047.8 million, respectively.

    In 2004, 2003 and 2002, respectively, net unrealized holding gains (losses) on trading account equity securities of $.3 million, $2.1 million, and $.5 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.2 million and $1.0 million and costs of $.4 million and $1.9 million at December 31, 2004 and 2003, respectively.

    For 2004, 2003 and 2002, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $70.4 million, $76.5 million and $92.1 million, respectively.

    Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance, beginning of year.........................  $       892.8       $      681.1       $      215.5
    Changes in unrealized investment gains (losses)....          (12.8)             440.8            1,049.9
    Changes in unrealized investment (gains) losses
      attributable to:
        Participating group annuity contracts,
           Closed Block policyholder dividend
           obligation and other........................           (1.5)             (53.0)            (157.3)
        DAC............................................           (2.5)             (65.7)            (174.1)
        Deferred income taxes..........................           (1.9)            (110.4)            (252.9)
                                                        -----------------   ----------------   -----------------
    Balance, End of Year...............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

                                                                  2004                2003              2002
                                                         ----------------    -----------------  ----------------
                                                                               (IN MILLIONS)
    Balance, end of year comprises:
      Unrealized investment gains (losses) on:
        Fixed maturities...............................  $     2,003.2       $    2,015.7       $    1,572.0
        Other equity investments.......................            1.2                1.5               (1.5)
        Other..........................................          (28.1)             (28.1)             (22.2)
                                                         ----------------    -----------------  ----------------
          Total........................................        1,976.3            1,989.1            1,548.3
      Amounts of unrealized investment (gains) losses
        attributable to:
          Participating group annuity contracts,
            Closed Block policyholder dividend
            obligation and other.......................         (275.7)            (274.2)            (221.2)
          DAC..........................................         (342.2)            (339.7)            (274.0)
          Deferred income taxes........................         (484.3)            (482.4)            (372.0)
                                                         ----------------    -----------------  ----------------
    Total..............................................  $       874.1       $      892.8       $      681.1
                                                         ================    =================  ================

    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)  ACCUMULATED OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)

    Unrealized gains on investments....................  $       874.1       $      892.8       $      681.1
                                                        -----------------   ----------------   -----------------
    Total Accumulated Other
      Comprehensive Income.............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

    The components of other comprehensive income for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net unrealized gains (losses) on investments:
      Net unrealized gains arising during
        the period.....................................  $        69.4       $      416.6       $    1,008.9
      (Gains) losses reclassified into net earnings
        during the period..............................          (82.2)              24.2               41.0
                                                        -----------------   ----------------   -----------------
    Net unrealized gains on investments................          (12.8)             440.8            1,049.9
    Adjustments for policyholders liabilities,
        DAC and deferred income taxes..................           (5.9)            (229.1)            (584.3)
                                                        -----------------   ----------------   -----------------

    Change in unrealized (losses) gains, net of
        adjustments....................................          (18.7)             211.7              465.6
    Change in minimum pension liability................            -                  -                   .1
                                                        -----------------   ----------------   -----------------
    Total Other Comprehensive (Loss) Income............  $       (18.7)      $      211.7       $      465.7
                                                        =================   ================   =================

 7) CLOSED BLOCK

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force,

    Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Summarized financial information for the Closed Block is as follows:

                                                                             DECEMBER 31,         December 31,
                                                                                 2004                 2003
                                                                           -----------------    -----------------
                                                                                       (IN MILLIONS)

    CLOSED BLOCK LIABILITIES:
    Future policy benefits, policyholders' account balances and other....  $     8,911.5        $     8,972.1
    Policyholder dividend obligation.....................................          264.3                242.1
    Other liabilities....................................................          122.1                129.5
                                                                           -----------------    -----------------
    Total Closed Block liabilities.......................................        9,297.9              9,343.7
                                                                           -----------------    -----------------

    ASSETS DESIGNATED TO THE CLOSED BLOCK:
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $5,488.6 and $5,061.0)..........................        5,823.2              5,428.5
    Mortgage loans on real estate........................................        1,098.8              1,297.6
    Policy loans.........................................................        1,322.5              1,384.5
    Cash and other invested assets.......................................           37.1                143.3
    Other assets.........................................................          187.0                199.2
                                                                           -----------------    -----------------
     Total assets designated to the Closed Block.........................        8,468.6              8,453.1
                                                                           -----------------    -----------------

    Excess of Closed Block liabilities over assets designated to
       the Closed Block..................................................          829.3                890.6

    Amounts included in accumulated other comprehensive income:
       Net unrealized investment gains, net of deferred income tax expense of $24.6 and $43.9 and policyholder dividend
         obligation of $264.3 and $242.1.................................           45.7                 81.6
                                                                           -----------------    -----------------

    Maximum Future Earnings To Be Recognized From Closed Block
       Assets and Liabilities............................................  $       875.0        $       972.2
                                                                           =================    =================


    Closed Block revenues and expenses were as follows:

                                                                2004               2003                 2002
                                                           ----------------   ----------------   --------------------
                                                                               (IN MILLIONS)

    REVENUES:
    Premiums and other income............................   $      471.0       $      508.5       $       543.8
    Investment income (net of investment
       expenses of $.3, $2.4, and $5.4)..................          554.8              559.2               582.4
    Investment gains (losses), net.......................           18.6              (35.7)              (47.0)
                                                           ----------------   ----------------   --------------------
    Total revenues.......................................        1,044.4            1,032.0             1,079.2
                                                           ----------------   ----------------   --------------------

    BENEFITS AND OTHER DEDUCTIONS:
    Policyholders' benefits and dividends................          887.3              924.5               980.2
    Other operating costs and expenses...................            3.5                4.0                 4.4
                                                           ----------------   ----------------   --------------------
    Total benefits and other deductions..................          890.8              928.5               984.6
                                                           ----------------   ----------------   --------------------

    Net revenues before income taxes.....................          153.6              103.5                94.6
    Income tax expense...................................          (56.4)             (37.5)              (34.7)
                                                           ----------------   ----------------   --------------------
    Net Revenues.........................................   $       97.2       $       66.0       $        59.9
                                                           ================   ================   ====================

    Reconciliation of the policyholder dividend obligation is as follows:

                                                                                       DECEMBER 31,
                                                                            ------------------------------------
                                                                                 2004                2003
                                                                            ----------------   -----------------
                                                                                       (IN MILLIONS)
    Balance at beginning of year...........................................  $       242.1      $       213.3
    Unrealized investment gains............................................           22.2               28.8
                                                                            ----------------   -----------------
    Balance at End of Year ................................................  $       264.3      $       242.1
                                                                            ================   =================

    Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances...........  $        59.5      $        58.3
    Impaired mortgage loans without investment valuation allowances........            2.3                5.8
                                                                            ----------------   -----------------
    Recorded investment in impaired mortgage loans.........................           61.8               64.1
    Investment valuation allowances........................................           (4.2)              (3.7)
                                                                            ----------------   -----------------
    Net Impaired Mortgage Loans............................................  $        57.6      $        60.4
                                                                            ================   =================

    During 2004, 2003 and 2002, the Closed Block's average recorded investment in impaired mortgage loans was $64.2 million, $51.9 million and $26.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $2.7 million and $2.1 million for 2004, 2003 and 2002, respectively.

    Valuation allowances amounted to $4.0 million and $3.6 million on mortgage loans on real estate and zero and $.1 million on equity real estate at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $10.8 million, $37.8 million and $40.0 million for 2004, 2003 and 2002, respectively.

8)  OTHER DISCONTINUED OPERATIONS

    Summarized financial information for Other Discontinued Operations follows:

                                                                                     DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                 2003
                                                                          -----------------    -----------------
                                                                                      (IN MILLIONS)
    BALANCE SHEETS
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $643.6 and $644.7)..............................  $      702.1         $      716.4
    Equity real estate...................................................         190.1                198.2
    Mortgage loans on real estate........................................          21.4                 63.9
    Other equity investments.............................................           4.4                  7.5
    Other invested assets................................................            .3                   .2
                                                                          -----------------    -----------------
      Total investments..................................................         918.3                986.2
    Cash and cash equivalents............................................         150.2                 63.0
    Other assets.........................................................          33.3                110.9
                                                                          -----------------    -----------------
    Total Assets.........................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

    Policyholders liabilities............................................  $      844.6         $      880.3
    Allowance for future losses..........................................         132.7                173.4
    Other liabilities....................................................         124.5                106.4
                                                                          -----------------    -----------------
    Total Liabilities....................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Investment income (net of investment
      expenses of $17.2, $21.0 and $18.1)..............  $        68.5       $       70.6       $       69.7
    Investment gains, net..............................            3.6                5.4               34.2
    Policy fees, premiums and other income.............            -                  -                   .2
                                                        -----------------   ----------------   -----------------
    Total revenues.....................................           72.1               76.0              104.1

    Benefits and other deductions......................          (99.4)              89.4               98.7
    (Losses charged) earnings credited  to allowance
      for future losses................................          (27.3)             (13.4)               5.4
                                                        -----------------   ----------------   -----------------
    Pre-tax loss from operations.......................            -                  -                  -
    Pre-tax earnings from releasing the allowance
      for future losses................................           12.0                5.2                8.7
    Income tax expense.................................           (4.1)              (1.8)              (3.1)
                                                        -----------------   ----------------   -----------------
    Earnings from Other
      Discontinued Operations..........................  $         7.9       $        3.4       $        5.6
                                                        =================   ================   =================

    The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

    Valuation allowances of zero and $2.5 million on mortgage loans on real estate were held at December 31, 2004 and 2003, respectively. During 2004, 2003 and 2002, discontinued operations' average recorded investment in impaired mortgage loans was $8.4 million, $16.2 million and $25.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.0 million, $1.3 million and $2.5 million for 2004, 2003 and 2002, respectively.

9)  GMDB, GMIB, GMWB AND NO LAPSE GUARANTEES

    Variable Annuity Contracts - GMDB and GMIB

    The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2004:

                                                              GMDB               GMIB                TOTAL
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
      Paid guarantee benefits..........................          (65.6)               -                (65.6)
      Other changes in reserves........................            6.5              (31.9)             (25.4)
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2003.......................           69.3               85.6              154.9
      Paid guarantee benefits..........................          (46.8)               -                (46.8)
      Other changes in reserve.........................           45.1               32.0               77.1
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2004.......................  $        67.6       $      117.6       $      185.2
                                                        =================   ================   =================

    Related GMDB reinsurance ceded amounts were:

                                                              GMDB
                                                        -----------------
    Balance at December 31, 2002.......................  $        21.5
      Paid guarantee benefits..........................          (18.5)
      Other changes in reserves........................           14.2
                                                        -----------------
    Balance at December 31, 2003.......................           17.2
      Paid guarantee benefits..........................          (12.9)
      Other changes in reserve.........................            6.0
                                                        -----------------
    Balance at December 31, 2004.......................  $        10.3
                                                        =================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

    The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                             RETURN
                                                               OF
                                                            PREMIUM      RATCHET    ROLL-UP     COMBO      TOTAL
                                                            -------      -------    -------     -----      -----
                                                                           (DOLLARS IN MILLIONS)
GMDB:
-----
  Account Value (1).....................................  $ 30,176     $6,264      $8,265    $10,935     $55,640
  Net amount at risk, gross ............................     $ 965       $623      $1,852        $15      $3,455
  Net amount at risk, net of amounts reinsured..........     $ 963       $419      $1,113        $15      $2,510
  Average attained age of Contractholders...............      49.6       60.1        62.6       60.3        52.0
  Percentage of Contractholders over age 70.............      7.3%       21.7%      28.2%      20.5%       10.9%
  Range of guaranteed minimum return rates..............      N/A        N/A        3%-6%      3%-6%       3%-6%

GMIB:
-----
  Account Value (2).....................................       N/A        N/A      $5,834    $14,892     $20,726
  Net amount at risk, gross ............................       N/A        N/A        $372          -        $372
  Net amount at risk, net of amounts reinsured..........       N/A        N/A         $92          -         $92
  Weighted average years remaining until annuitization..       N/A        N/A         3.7        9.2         7.3
  Range of guaranteed minimum return rates..............       N/A        N/A       3%-6%      3%-6%       3%-6%

    (1) Included General Account balances of $11,711 million, $220 million, $136 million and $440 million, respectively, for a total of $12,507 million.

    (2) Included General Account balances of $1 million and $641 million, respectively, for a total of $642 million.

    For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

    For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    In 2003, AXA Equitable initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2004, the total account value and net amount at risk of contracts were $20,887 million and $21 million, respectively, for the GMDB hedge program and $7,446 million and zero, respectively, for the GMIB hedge program.

    In third quarter 2004, AXA Equitable began to sell variable annuity contracts with guaranteed minimum withdrawal benefits ("GMWB"). At December 31, 2004, the reserve for such benefits was zero.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                DECEMBER 31,       December 31,
                                                                                    2004               2003
                                                                               ----------------  ------------------
                                                                                          (IN MILLIONS)
    GMDB:
       Equity...............................................................    $   32,088        $    26,159
       Fixed income.........................................................         4,192              3,815
       Balanced.............................................................         5,342              2,761
       Other................................................................         1,551              1,497
                                                                               ----------------  ------------------
       Total................................................................    $   43,173        $    34,232
                                                                               ================  ==================

    GMIB:
       Equity...............................................................    $   14,325        $    10,025
       Fixed income.........................................................         2,425              2,319
       Balanced.............................................................         2,768                725
       Other................................................................           565                711
                                                                               ----------------  ------------------
       Total................................................................    $   20,083        $    13,780
                                                                               ================  ==================

    Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due.

    The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

    The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                 DIRECT           REINSURANCE
                                                               LIABILITY             CEDED                NET
                                                            -----------------   -----------------   -----------------
                                                                                 (IN MILLIONS)
      Balance at December 31, 2003.......................    $        37.4       $        -          $       37.4
        Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
        Other changes in reserve.........................              6.5               (4.4)                2.1
                                                            -----------------   -----------------   -----------------
      Balance at December 31, 2004.......................    $        20.5       $       (6.1)       $       14.4
                                                            =================   =================   =================

10) SHORT-TERM AND LONG-TERM DEBT

    Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                2003
                                                                          -----------------   ------------------
                                                                                        (IN MILLIONS)
    Short-term debt:
    Current portion of long-term debt...................................  $       399.9        $          -
    Promissory note, 1.44% ..............................................         248.3                248.3
                                                                          -----------------    -----------------
    Total short-term debt................................................         648.2                248.3
                                                                          -----------------    -----------------

    Long-term debt:
    AXA Equitable:
      Surplus notes, 6.95%, due 2005.....................................           -                  399.8
      Surplus notes, 7.70%, due 2015.....................................         199.8                199.8
                                                                          -----------------    -----------------
          Total AXA Equitable............................................         199.8                599.6
                                                                          -----------------    -----------------
    Alliance:
      Senior Notes, 5.625%, due 2006.....................................         399.2                398.8
      Other..............................................................           8.3                  6.5
                                                                          -----------------    -----------------
          Total Alliance.................................................         407.5                405.3
                                                                          -----------------    -----------------

    Total long-term debt.................................................         607.3              1,004.9
                                                                          -----------------    -----------------

    Total Short-term and Long-term Debt..................................  $    1,255.5         $    1,253.2
                                                                          =================    =================

    Short-term Debt
    ---------------

    AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

    On July 9, 2004, AXA and certain of its subsidiaries entered into a
    (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

    AXA Equitable has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2005, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

    At December 31, 2004 and 2003, the Company had pledged real estate of $307.1 million and $309.8 million, respectively, as collateral for certain short-term debt.

    Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2004. At December 31, 2004, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

    At December 31, 2004, Alliance maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2004, no amounts were outstanding under the ECN program.

    Long-term Debt
    --------------

    At December 31, 2004, the Company was not in breach of any debt covenants.

    At December 31, 2004, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $408.4 million for 2006, zero for 2007, 2008 and 2009, and $200.0 million thereafter.

    In August 2001, Alliance issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which Alliance may issue up to $600.0 million in senior debt securities. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11) INCOME TAXES

    A summary of the income tax expense in the consolidated statements of earnings follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Income tax expense:
      Current expense (benefit)........................  $       358.9       $      112.5       $     (400.0)
      Deferred expense.................................           37.4              128.0              450.9
                                                        -----------------   ----------------   -----------------
    Total..............................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Expected income tax expense........................  $       586.0       $      332.6       $      360.0
    Minority interest..................................         (110.4)             (58.7)            (128.3)
    Separate Account investment activity...............          (63.3)             (29.1)            (159.3)
    Non-taxable investment income......................          (22.6)             (20.8)               3.4
    Non-deductible penalty.............................            -                 14.8                -
    Adjustment of tax audit reserves...................            7.7               (9.9)             (34.2)
    Non-deductible goodwill and other intangibles......            2.7                -                  -
    Other..............................................           (3.8)              11.6                9.3
                                                        -----------------   ----------------   -----------------
    Income Tax Expense.................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The components of the net deferred income taxes are as follows:

                                                   DECEMBER 31, 2004                  December 31, 2003
                                            ---------------------------------  ---------------------------------
                                                ASSETS         LIABILITIES         Assets         Liabilities
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Compensation and related benefits......  $       -        $      213.9      $        -        $     271.8
    Reserves and reinsurance...............        945.1               -               801.9              -
    DAC....................................          -             2,026.8               -            1,855.6
    Unrealized investment gains............          -               483.7               -              482.4
    Investments............................          -               557.9               -              525.3
    Other..................................          -                41.9               6.7              -
                                            ---------------  ----------------  ---------------   ---------------
    Total..................................  $     945.1      $    3,324.2      $      808.6      $   3,135.1
                                            ===============  ================  ===============   ===============

    In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

    In 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

12) REINSURANCE AGREEMENTS

    The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

    During 2004, the Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis, retaining up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

    At December 31, 2004, the Company had reinsured in the aggregate approximately 27.4% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75.3% of its current liability exposure resulting from the GMIB feature.

    Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2004 and 2003 were $90.0 million and $29.0 million, respectively. The increase (decrease) in estimated fair value was $61.0 million and $(91.0) million for the years ended December 31, 2004 and 2003, respectively.

    At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $2.55 billion and $2.46 billion. Reinsurance payables related to insurance contracts totaling $27.9 million and $27.5 million are included in other liabilities in the consolidated balance sheets.

    The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $387.4 million and $389.7 million at December 31, 2004 and 2003, respectively.

    The Insurance Group also cedes a portion of its extended term insurance, paid up life insurance and guaranteed interest contracts and substantially all of its individual disability income through various coinsurance agreements.

    In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2004 and 2003 were $653.0 million and $587.5 million, respectively.

    The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       828.9       $      913.8       $      954.6
        Reinsurance assumed................................          191.2              153.2              181.4
        Reinsurance ceded..................................         (140.5)            (177.6)            (190.8)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       879.6       $      889.4       $      945.2
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       134.8       $      100.3       $       96.6
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       344.7       $      390.9       $      346.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.2       $       49.7       $       54.6
                                                            =================   ================   =================

13) EMPLOYEE BENEFIT PLANS

    The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. AXA Equitable's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

    Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2004 to the qualified plans of $10.0 million. The Company expected to require no cash contributions to the qualified plans to satisfy the minimum funding requirements for the year ended 2005.

    Components of net periodic pension expense (credit) follow:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        34.6       $       31.8       $       32.1
        Interest cost on projected benefit obligations.....          121.9              122.6              125.3
        Expected return on assets..........................         (170.9)            (173.9)            (181.8)
        Net amortization and deferrals.....................           64.7               53.4                6.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        50.3       $       33.9       $      (18.0)
                                                            =================   ================   =================

    The projected benefit obligations under the pension plans were comprised of:

                                                                                       December 31,
                                                                             -----------------------------------
                                                                                 2004                2003
                                                                             ---------------   -----------------
                                                                                       (In Millions)
    Benefit obligations, beginning of year.................................  $    2,013.3       $    1,883.9
    Service cost...........................................................          28.6               26.8
    Interest cost..........................................................         121.9              122.6
    Actuarial losses ......................................................         184.0              113.5
    Benefits paid..........................................................        (135.8)            (133.5)
                                                                             ---------------   -----------------
    Benefit Obligations, End of Year.......................................  $    2,212.0       $    2,013.3
                                                                             ===============   =================

    The change in plan assets and the funded status of the pension plans was as follows:

                                                                                          December 31,
                                                                                ----------------------------------
                                                                                    2004               2003
                                                                                ---------------   ----------------
                                                                                         (In Millions)
    Plan assets at fair value, beginning of year..............................  $    2,015.1      $     1,785.4
    Actual return on plan assets..............................................         243.9              359.7
    Contributions.............................................................          11.4               10.0
    Benefits paid and fees....................................................        (143.7)            (140.0)
                                                                                ---------------   ----------------
    Plan assets at fair value, end of year....................................       2,126.7            2,015.1
    Projected benefit obligations.............................................       2,212.0            2,013.3
                                                                                ---------------   ----------------
    (Underfunding) excess of plan assets over projected benefit obligations...         (85.3)               1.8
    Unrecognized prior service cost...........................................          (9.8)             (34.8)
    Unrecognized net loss from past experience different
      from that assumed.......................................................         927.5              904.3
    Unrecognized net asset at transition......................................          (1.3)              (1.3)
                                                                                ---------------   ----------------
    Prepaid Pension Cost, Net.................................................  $      831.1      $       870.0
                                                                                ===============   ================

    The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $852.4 million and $886.4 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $21.3 million and $16.4 million at December 31, 2004 and 2003, respectively.

    The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                             DECEMBER 31,
                                                      ---------------------------------------------------------
                                                               2004                             2003
                                                      ---------------------------      ------------------------
                                                                             (IN MILLIONS)
                                                             ESTIMATED                    Estimated
                                                            FAIR VALUE         %          Fair Value       %
                                                      --------------------    ----     ----------------   -----
    Corporate and government debt securities.......    $       450.1          21.2     $      438.2       21.7
    Equity securities..............................          1,468.0          69.0          1,387.4       68.9
    Equity real estate ............................            192.8           9.1            184.8        9.2
    Short-term investments.........................             14.9            .7              2.1         .1
    Other..........................................               .9            -               2.6         .1
                                                      --------------------             ---------------
    Total Plan Assets..............................    $     2,126.7                   $     2,105.1
                                                      ====================             ===============

    The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

    A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2004 and 2003.

                                                                                     AXA Financial
                                                                            --------------------------------
                                                                                2004               2003
                                                                                ----               ----
    Discount rate:
      Benefit obligation...............................................        5.75%              6.25%
      Periodic cost....................................................        6.25%              6.75%

    Rate of compensation increase:
      Benefit obligation and periodic cost.............................        5.75%              5.78%

    Expected long-term rate of return on plan assets (periodic cost)...         8.5%               8.5%

    As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

    The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were zero and zero, respectively, at December 31, 2004, and $51.1 million and $37.3 million, respectively, at December 31, 2003. The accumulated benefit obligation for all defined benefit pension plans was $2,072.6 million and $1,933.5 million at December 31, 2004 and 2003, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was zero at December 31, 2004 and $73.6 million at December 31, 2003.

    Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $23.2 million, $24.5 million and $26.0 million for 2004, 2003 and 2002, respectively.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                             --------------------
                                                 (IN MILLIONS)
                  2005.......................  $     146.3
                  2006.......................        156.2
                  2007.......................        159.4
                  2008.......................        161.3
                  2009.......................        163.8
                  Years 2010 - 2014..........        842.0

    On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "MMA") was signed into law. It introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit, however, detailed regulations necessary to implement and administer the MMA have not yet been issued. Management and its actuarial advisors have not been able to conclude as yet whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measures of the accumulated postretirement benefit obligations and net periodic postretirement benefit cost for these plans at and for the year ended December 31, 2004 do not reflect any amounts associated with enactment of MMA, including the subsidy.

    Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $140.4 million, $124.2 million and $101.4 million for 2004, 2003 and 2002, respectively (including $61.3 million, $85.1 million and $63.7 million for 2004, 2003 and 2002, respectively, relating to the Bernstein deferred compensation plan).

14) DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

    Derivatives
    -----------

    The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2004, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

    Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2004 the outstanding notional amount of interest rate floors was $12.0 billion. For the year ended December 31, 2004 net unrealized losses of $3.9 million and no realized gains were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

    The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $20,887 million at December 31, 2004, and in 2004, initiated a similar program to hedge certain risks, associated with the GMIB feature of certain annuity products with a total account value of $7,446 million at December 31, 2004. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2004 the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and NASDAQ 100 indices, having an aggregate notional amount of $956.7 million and an initial margin requirement of $51.2 million. Contracts are net settled daily. At December 31, 2004, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having an aggregate notional amount of $156.7 million and an initial margin requirement of $1.3 million. Contracts are net settled daily. For the year ended December 31, 2004, net realized losses of $63.1 million and net unrealized losses of $20.6 million were recognized from futures contracts utilized in this program and were partially offset by a similar decline in the GMDB and GMIB reserve.

    The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the NAIC.

    All derivatives outstanding at December 31, 2004 and 2003 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Notional Amount by Derivative Type:
      Options:
        Floors..........................................................    $   12,000         $   12,000
        Bond and equity-based futures...................................         1,113                275
                                                                           ----------------   -----------------
      Total.............................................................    $   13,113         $   12,275
                                                                           ================   =================

    At December 31, 2004 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

    All gains and losses on derivative financial instruments utilized by the Company in 2004 and 2003 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2004 and 2003, respectively, investment results, principally in net investment income, included gross gains of $26.2 million and $.6 million and gross losses of $114.2 million and $42.6 million that were recognized on derivative positions.

    Fair Value of Financial Instruments
    -----------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2004 and 2003.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

    The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                       DECEMBER 31,
                                            --------------------------------------------------------------------
                                                          2004                               2003
                                            ---------------------------------  ---------------------------------
                                               CARRYING         ESTIMATED         Carrying         Estimated
                                                VALUE          FAIR VALUE          Value           Fair Value
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Consolidated:
    Mortgage loans on real estate..........  $    3,131.9     $     3,321.4     $     3,503.1     $    3,761.7
    Other limited partnership interests....         891.0             891.0             775.5            775.5
    Policy loans...........................       3,831.4           4,358.2           3,894.3          4,481.9
    Policyholders liabilities:
      Investment contracts.................      17,755.5          18,175.5          16,817.0         17,245.9
    Long-term debt.........................         607.3             665.9           1,004.9          1,105.7

    Closed Block:
    Mortgage loans on real estate..........  $    1,098.8     $     1,162.9     $     1,297.6     $    1,386.0
    Other equity investments...............           3.8               3.8              14.2             14.2
    Policy loans...........................       1,322.5           1,535.4           1,384.5          1,626.7
    SCNILC liability.......................          13.1              13.1              14.8             14.9

    Other Discontinued Operations:
    Mortgage loans on real estate..........  $       21.4     $        23.1     $        63.9     $       69.5
    Other equity investments...............           4.4               4.4               7.5              7.5
    Guaranteed interest contracts..........           6.8               6.8              17.8             16.3
    Long-term debt.........................         101.7             101.7             101.7            101.7

15) COMMITMENTS AND CONTINGENT LIABILITIES

    In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements included commitments by the Company to provide equity financing of $418.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

    The Company had $60.5 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2004. AXA Equitable had $29.2 million in commitments under existing mortgage loan agreements at December 31, 2004.

    In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2004, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16) LITIGATION

    A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, Equitable Variable Life Insurance Company ("EVLICO", which was merged into AXA Equitable effective January 1, 1997), and AXA Life like other life and health insurers, from time to time are involved in such litigations.

    In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased AXA Equitable deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law (the "GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserted causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply AXA Equitable's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint. In February 2004, the District Court issued a decision withdrawing without prejudice defendants' motion to dismiss the second amended complaint with leave to refile because the parties did not comply with the court's Individual Motion Practices. In March 2004, defendants filed a renewed motion to dismiss the second amended complaint.

    In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. AXA Equitable answered the amended complaint. In July 2004, the court dismissed Emerald's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, Emerald filed an amended complaint, to which AXA Equitable filed an answer asserting several affirmative defenses. AXA Equitable also filed a partial motion to dismiss the amended complaint. In August 2004, Emerald filed a motion to dismiss several affirmative defenses, which motion was granted in September 2004. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

    After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to AXA Equitable's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. AXA Equitable answered defendants' remaining counterclaims. In July 2004, AXA Equitable filed a motion to dismiss this action on the ground that there is no subject matter (diversity) jurisdiction. In September 2004, the court dismissed AXA Equitable's action and retained jurisdiction over Emerald's counterclaims in that action.

    In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In May 2004, the complaint was served on AXA Equitable and EQAT. In July 2004, DH2 filed an amended complaint adding the individual trustees as defendants. In October 2004, all defendants filed a motion to dismiss the amended complaint. In March 2005, the Court granted the motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. DH2 has until April 2005 to file a Second Amended Complaint consistent with the Court's decision.

    In November 2004, a fairness hearing in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, a previously disclosed lawsuit, was held and a settlement was approved effective as of January 2005. Management believes that the settlement of Fischel will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing.

    In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that AXA Equitable improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, AXA Equitable filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, AXA Equitable filed its opposition to the motion for class certification. In March 2004, the District Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy." Discovery has concluded and the parties have filed cross motions for summary judgment. The case has been removed from the trial calendar pending a decision on these motions.

    In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the Malhotra action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on AXA Equitable's alleged failure to register as an investment company. According to the complaint, AXA Equitable was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from AXA Equitable on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by AXA Equitable on those products, and an injunction against the payment of any dividends by AXA Equitable to the Holding Company. In June 2003, AXA Equitable filed a motion to dismiss the complaint. In June 2004, plaintiff, in connection with a settlement of a proceeding entitled ECKERT V. AXA ADVISORS, LLC, ET. AL. which was filed with the National Association of Securities Dealers, Inc., released his putative class action claim against AXA Equitable. In June 2004, plaintiff's counsel filed a motion for withdrawal of plaintiff from the putative class action lawsuit and intervention by another member of the putative class as plaintiff. In March 2005, the Court granted the motion to intervene by another member of the putative class and denied AXA Equitable's motion to dismiss without prejudice to refile the motion after the new complaint is filed.

    The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of the Holding Company ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN
    V. ROTH, ET AL.; and MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management believes that the settlement of the MONY Stockholder Litigation will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against the Holding Company. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. In NORTH BORDER, in September 2004, the plaintiff agreed that it would not object to the proposed settlement before the Delaware Court of Chancery and that following a final judgment approving the settlement by the Delaware Court of Chancery, the plaintiff would dismiss its action against all defendants with prejudice. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November 2004.

    In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder. The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

    In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. The lawsuit asserts causes of action for negligence, gross negligence, breach of contract, and breach of fiduciary duty and seeks unspecified compensatory and punitive damages, plus prejudgment interest, attorneys' fees and costs. In June 2004, AXA Equitable removed the case to Federal court and in July 2004 filed a motion to dismiss. In July 2004, plaintiff filed a motion to remand the action to state court. In August 2004, the court stayed the action pending a decision by the U.S. Court of Appeals for the Seventh Circuit in a case filed against Putnam Funds et al. (to which the Holding Company is not a party) regarding removal pursuant to the Securities Litigation Uniform Standards Act under similar circumstances. In February 2005, the Baltimore Federal court entered a Conditional Transfer Order, conditionally transferring the case to Federal court in Baltimore, Maryland, where the majority of so-called market timing cases against various fund families have been transferred.

    ALLIANCE LITIGATION

    In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the ENRON Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery.

    In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION
    V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1-rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. The Amended SBA Complaint seeks rescissionary damages for all purchases of stocks that were not 1-rated, as well as damages for those that were not sold on a downgrade. During the third quarter of 2004, the SBA asserted in discovery that its Enron-related and 1-rated stock-related damages (including statutory interest) are approximately $2.9 billion. In November 2004, each party moved for partial summary judgment. In January 2005, the court granted, in part, Alliance's motion. Trial commenced in March 2005.

    In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("Jaffe Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of
    Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended Jaffe Complaint. That motion is pending.

    In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("Goggins Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. In
    December 2004, the court granted Alliance's motion and dismissed the case. In January 2005, plaintiff appealed the court's decision.

    In October 2003, a purported class action complaint entitled ERB ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB Complaint") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In June 2004, plaintiff filed an amended complaint ("Amended Erb Complaint") in the Circuit Court of St. Clair County, Illinois. The Amended Erb Complaint allegations are substantially similar to those contained in the previous complaint, however, the Amended Erb Complaint adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by Alliance's Large Cap Growth Team. The Amended Erb Complaint alleges that Alliance breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, Alliance removed the Erb action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, Alliance filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss Alliance's appeal. These motions are pending.

    Market Timing-Related Matters

    In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against Alliance, Alliance Holding, ACMC, the Holding Company, the AllianceBernstein Funds, the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

    Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against Alliance and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), certain state securities statutes and common law. All of these lawsuits seek an unspecified amount of damages.

    In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). In March 2004 and April 2004, the MDL Panel issued orders conditionally transferring the state court cases against Alliance and numerous others to the Mutual Fund MDL. Transfer of all of these actions subsequently became final. Plaintiffs in three of these four actions moved to remand the actions back to state court. In June 2004, the Court issued an interim opinion deferring decision on plaintiffs' motions to remand until a later stage in the proceedings. Subsequently, the plaintiff in the state court individual action moved the Court for reconsideration of that interim opinion and for immediate remand of her case to state court, and that motion is pending. Defendants are not yet required to respond to the complaints filed in the state court derivative actions.

    In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits.

    The Holding Company, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the Alliance Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. The Holding Company is named as a defendant in the mutual fund complaint and the ERISA complaint. Alliance recorded charges to income totaling $330 million during the second half 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2004, Alliance paid $296 million related to these matters (including $250 million to the restitution fund) and has cumulatively paid $302 million. Accordingly, it is possible that additional charges in the future may be required.

    Revenue Sharing-Related Matters

    In June 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against Alliance, Alliance Holding, ACMC, The Holding Company, AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of Alliance ("ABIRM"), certain current and former directors of the AllianceBernstein Funds, and unnamed Doe defendants. The Aucoin Complaint names the AllianceBernstein Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services,
    (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

    Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of AllianceBernstein Funds.

    In February 2005, plaintiffs filed a consolidated amended class action complaint that asserts claims substantially similar to the Aucion Complaint and the nine additional lawsuits referenced above.

    Directed Brokerage

    Alliance and approximately twelve other investment management firms were mentioned publicly in connection with the settlement by the SEC of charges that Morgan Stanley violated Federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas, and the NASD has issued requests for information, to Alliance in connection with this matter and Alliance has provided documents and other information to the SEC and the NASD and is cooperating fully with their investigations. On March 11, 2005, discussions commenced with the NASD that Alliance's management believes will conclude these investigations. Accordingly, Alliance recorded a $5 million charge against 2004 earnings.

    Proof of Claim-Related Matters

    In January 2005, a purported class action complaint entitled CHARLES DAVIDSON AND BERNARD SAMSON, ET AL. V. BRUCE W. CALVERT, ET AL. ("Davidson Complaint") was filed against Alliance Capital, ABIRM, various current and former directors of ACMC, and unnamed Doe defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The Davidson Complaint alleges that Alliance Capital, as investment advisor to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties arising under Sections 36(a), 36(b) and 47(b) of the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants.

    Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against Alliance Capital and certain defendants not affiliated with Alliance Capital, and others may be filed. One of the lawsuits was brought as a class action in the United States District Court for the District of Massachusetts on behalf of alleged shareholders of the Mass Mutual family of funds. The other lawsuit was brought as a class action in the United States District Court for the Eastern District of Pennsylvania on behalf of alleged shareholders of the Vanguard family of funds. Both additional lawsuits: (i) assert claims against Alliance Capital in connection with sub-advisory services provided by Alliance Capital to the respective fund families; (ii) assert claims substantially identical to the Davidson Complaint; and (iii) seek relief substantially identical to the Davidson Complaint.

                         ------------------------------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17) LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $131.9 million, $121.1 million, $110.7 million, $102.8 million, $90.9 million and $715.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $11.5 million, $4.1million, $3.3 million, $2.9 million, $2.3 million and $17.5 million thereafter.

    At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $74.4 million, $77.6 million, $70.9 million, $73.8 million, $72.4 million and $708.5 million thereafter.

    The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2005 and the four successive years are $.9 million and $.6 million, $.3 million, $.3 million and $.2 million, respectively.

18) INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

    AXA Equitable is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $433.1 million during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2004, 2003 and 2002, the Insurance Group statutory net income totaled $571.4 million, $549.4 million and $451.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,287.3 million and 4,555.7 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $400.0 million and $500.0 million.

    At December 31, 2004, the Insurance Group, in accordance with various government and state regulations, had $32.8 million of securities deposited with such government or state agencies.

    At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

    The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net change in statutory surplus and
      capital stock....................................  $       196.8       $       43.4       $   (1,354.7)
    Change in AVR......................................          528.1              152.2             (464.7)
                                                        -----------------   ----------------   -----------------
    Net change in statutory surplus, capital stock
      and AVR..........................................          724.9              195.6           (1,819.4)
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................         (398.8)            (245.7)             255.2
      DAC..............................................          529.2              556.1              458.1
      Deferred income taxes............................          122.5               30.9             (634.6)
      Valuation of investments.........................           10.1               39.6              (74.8)
      Valuation of investment subsidiary...............         (460.3)            (321.6)           1,399.4
      Change in fair value of guaranteed minimum
        income benefit reinsurance contracts...........           61.0              (91.0)             120.0
      Shareholder dividends paid.......................          500.0              400.0              500.0
      Changes in non-admitted assets...................          (74.7)             (35.1)             384.2
      Other, net.......................................          (98.9)              (2.1)             (23.7)
      GAAP adjustments for Other Discontinued
        Operations.....................................           14.9               (2.3)              23.0
                                                        -----------------   ----------------   -----------------
    Net Earnings of the Insurance Group................  $       929.9       $      524.4       $      587.4
                                                        =================   ================   =================

                                                                              DECEMBER 31,
                                                        ---------------------------------------------------------
                                                              2004               2003                2002
                                                        -----------------   ----------------   ------------------
                                                                             (IN MILLIONS)

    Statutory surplus and capital stock................  $     4,331.5       $    4,134.7       $    4,091.3
    AVR................................................          870.0              341.9              189.7
                                                        -----------------   ----------------   ------------------
    Statutory surplus, capital stock and AVR...........        5,201.5            4,476.6            4,281.0
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................       (1,882.1)          (1,483.3)          (1,237.6)
      DAC..............................................        6,813.9            6,290.4            5,801.0
      Deferred income taxes............................       (1,770.4)          (1,729.8)          (1,835.8)
      Valuation of investments.........................        2,237.6            2,196.3            1,629.6
      Valuation of investment subsidiary...............       (1,973.3)          (1,513.0)          (1,191.4)
      Fair value of guaranteed minimum income benefit
        reinsurance contracts..........................           90.0               29.0              120.0
      Non-admitted assets..............................        1,055.5            1,130.2            1,162.3
      Issuance of surplus notes........................         (599.7)            (599.6)            (599.6)
      Other, net.......................................          147.9               77.7              157.2
      GAAP adjustments for Other Discontinued
        Operations.....................................          (96.4)            (103.9)            (108.7)
                                                        -----------------   ----------------   ------------------
    Equity of the Insurance Group......................  $     9,224.5       $    8,770.6       $    8,178.0
                                                        =================   ================   ==================

19) BUSINESS SEGMENT INFORMATION

    The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

    The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

    The Investment Services segment is principally comprised of the investment management business of Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by Alliance that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

    Intersegment investment advisory and other fees of approximately $118.4 million, $103.0 million and $102.2 million for 2004, 2003 and 2002, respectively, are included in total revenues of the Investment Services segment.

    The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    SEGMENT REVENUES:
    Insurance..........................................   $     5,447.7       $     4,734.4     $     4,673.4
    Investment Services................................         3,031.5             2,738.5           2,744.9
    Consolidation/elimination..........................           (82.8)              (70.4)            (71.3)
                                                         -----------------   ----------------  ------------------
    Total Revenues.....................................   $     8,396.4       $     7,402.5     $     7,347.0
                                                         =================   ================  ==================

    SEGMENT EARNINGS (LOSS) FROM CONTINUING
      OPERATIONS BEFORE INCOME
      TAXES AND MINORITY INTEREST:
    Insurance..........................................   $       946.3       $       631.6     $       437.9
    Investment Services................................           728.8               318.6             590.7
    Consolidation/elimination..........................             (.9)                -                 -
                                                         -----------------   ----------------  ------------------
    Total Earnings from Continuing Operations
       before Income Taxes
       and Minority Interest...........................   $     1,674.2       $       950.2     $     1,028.6
                                                         =================   ================  ==================

                                                                              DECEMBER 31,
                                                         --------------------------------------------------------
                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    ASSETS:

    Insurance..........................................   $   110,141.1       $    98,822.1     $    80,638.7
    Investment Services................................        14,326.3            15,410.1          14,160.3
    Consolidation/elimination..........................            26.7                33.1              27.3
                                                         -----------------   ----------------  ------------------
    Total Assets.......................................   $   124,494.1       $   114,265.3     $    94,826.3
                                                         =================   ================  ==================

20) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

    The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------
                                       MARCH 31           JUNE 30            SEPTEMBER 30          DECEMBER 31
                                   -----------------  -----------------   ------------------   ------------------
                                                                   (IN MILLIONS)

    2004
    Total Revenues................  $     2,124.2      $     2,019.7       $    2,093.5         $    2,159.0
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $       227.4      $       269.3       $      204.6         $      192.5
                                   =================  =================   ==================   ==================

    Net Earnings..................  $       226.6      $       270.5       $      220.2         $      212.6
                                   =================  =================   ==================   ==================

    2003
    Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                   =================  =================   ==================   ==================

    Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                   =================  =================   ==================   ==================

21) ACCOUNTING FOR STOCK-BASED COMPENSATION

    The Holding Company sponsors a stock incentive plan for employees of AXA Equitable. Alliance sponsors its own stock option plans for certain employees.

    In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase in the Stock Appreciation Rights liability of $14.3 million and $12.0 for 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2004 and 2003.

    The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Holding Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method:

                                                              2004               2003                 2002
                                                        -----------------   ----------------   -------------------
                                                                              (IN MILLIONS)
    Net income, as reported............................  $       929.9       $      524.4       $      587.4
    Less: total stock-based employee compensation
       expense determined under fair value method for
       all awards, net of income tax benefit...........          (21.4)             (35.8)             (36.0)
                                                        -----------------   ----------------   -------------------
    Pro Forma Net Earnings.............................  $       908.5       $      488.6       $      551.4
                                                        =================   ================   ===================

    The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2004, 2003 and 2002 follow:

                                               HOLDING COMPANY                           ALLIANCE
                                   -----------------------------------------   ------------------------------
                                       2004           2003         2002          2004      2003       2002
                                   -------------  ------------- ------------   --------- ---------- ---------
     Dividend yield...............    2.24%          2.48%         2.54%         3.5       6.1%      5.80%

     Expected volatility..........     43%            46%           46%          32%        32%       32%

     Risk-free interest rate......    2.86%          2.72%         4.04%         4.0%      3.0%       4.2%

     Expected life in years.......      5              5             5            5          7         7

     Weighted average fair value
       per option at grant date...    $6.94          $4.39         $6.30        $8.00      $5.96     $5.89


    A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2004.


                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------  ---------------------------------
                                                                    WEIGHTED                           WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS          EXERCISE           UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             -------------------  ---------------  --------------- -----------------
        Balance at January 1, 2002.......         30.0              $31.55              15.9           $33.58
          Granted........................          6.7              $17.24               2.4           $33.32
          Exercised......................          (.2)             $10.70              (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12               (.5)          $42.99
                                             -------------------                   ---------------

        Balance at December 31, 2002.....         35.3              $25.14              16.4           $34.92
          Granted........................          9.1              $12.60                .1           $35.01
          Exercised......................         (1.7)              $7.85              (1.2)          $17.26
          Forfeited......................         (1.8)             $25.16              (1.5)          $43.27
                                             -------------------                   ---------------

        Balance at December 31, 2003.....         40.9              $23.04              13.8           $35.55
          Granted........................          7.2              $20.66                .1           $33.00
          Exercised......................         (2.5)             $14.82              (2.5)          $18.43
          Forfeited......................         (1.6)             $23.74              (1.8)          $46.96
                                             -------------------                   ---------------

        Balance at December 31, 2004              44.0              $23.03               9.6           $37.82
                                             ===================                   ===============

    Information about options outstanding and exercisable at December 31, 2004 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        ------------------  ------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ------------------
          $6.33 - $8.97               .2               1.08            $7.65               .2                 $7.65
          $10.13 - $15.12           10.1               7.39           $12.66              4.4                $12.81
          $15.91 - $22.84           15.5               7.35           $19.42              7.1                $18.51
          $25.96 - $32.87           13.1               3.65           $30.65             12.3                $30.64
          $35.85                     5.1               4.48           $35.85              5.1                $35.85
                              -----------------                                    ------------------
          $6.33 - $35.85            44.0                              $23.03             29.1                $25.71
                              =================                                    ==================

            Alliance
        ------------------
          $8.81-$18.47               1.2               2.25           $15.31              1.2                $15.31
          $25.63-$30.25              2.2               4.40           $28.05              2.1                $28.06
          $32.52-$48.50              3.1               7.01           $39.18              1.7                $42.03
          $50.15-$50.56              1.7               6.92           $50.25              1.0                $50.25
          $51.10-$58.50              1.4               5.95           $53.77              1.1                $53.76
                              -----------------                                    ------------------
          $8.81-$58.50               9.6               5.66           $37.82              7.1                $36.41
                              =================                                    ==================

    The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

    In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2004, approximately 11.3 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and .1 million Alliance Holding units were subject to awards made under this plan.

22) RELATED PARTY TRANSACTIONS

    The Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $55.0 million and $57.6 million, respectively, for 2004 and 2003.

    The Company paid $658.8 million and $639.1 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2004 and 2003. The Company charged AXA Distribution's subsidiaries $293.1 million and $304.4 million, respectively, for their applicable share of operating expenses for 2004 and 2003, pursuant to the Agreements for Services.

    In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

    Both AXA Equitable and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and Alliance to AXA under such agreements totaled approximately $30.2 million and $16.7 million in 2004 and 2003, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $38.9 million and $32.5 million in 2004 and 2003, respectively.

    In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $28.6 million and $9.0 million of premiums and $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2004 and 2003, respectively.

    In 2004, as a result of the Holding Company's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the writeoff of capitalized software. During 2004, total severance payments made to employees totaled $5.0 million.

    Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)

    Investment advisory and services fees..............   $       744.6       $       748.1     $       763.2
    Distribution revenues..............................           447.3               436.0             467.5
    Shareholder servicing fees.........................            87.5                94.3             101.6
    Other revenues.....................................             8.8                11.4              10.2
    Brokerage..........................................             4.2                 4.4               7.0

23) SALE OF ALLIANCE CASH MANAGEMENT BUSINESS

    On October 28, 2004, Alliance announced that Alliance and Federated Investors, Inc. ("Federated") had reached a definitive agreement for Federated to acquire Alliance's cash management business. Under the agreement, up to $29.0 billion in assets from 22 third-party-distributed money market funds of AllianceBernstein Cash Management Services, will be transitioned into Federated money market funds at December 31, 2004. The transaction will not include the assets of AllianceBernstein Exchange Reserves, Inc., which will continue to be available to investors in other AllianceBernstein mutual funds. In addition, Alliance will continue to meet the liquidity needs of investors in its private client, managed account and institutional investment management businesses. The capital gain, net of income taxes and minority interest, that would be recognized upon the closing of the transaction in 2005 is not expected to be material to the Company. Estimated contingent payments received from Federated in the five years following the closing are expected to be similar in amount to the business's anticipated profit contribution over that period. The overall effect on earnings is, therefore, expected to be immaterial.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements

         1.   Separate Account Nos. 45 and 49:

              - Report of Independent Registered Public Accounting Firm -
                PricewaterhouseCoopers LLP;
              - Statements of Assets and Liabilities for the Year Ended
                December 31, 2004;
              - Statements of Operations for the Year Ended December 31,
                2004;
              - Statements of Changes in Net Assets for the Years Ended
                December 31, 2004 and 2003; and
              - Notes to Financial Statements.

         2.   AXA Equitable Life Insurance Company:

              - Report of Independent Registered Public Accounting Firm -
                PricewaterhouseCoopers LLP;
              - Consolidated Balance Sheets as of December 31, 2004 and
                2003;
              - Consolidated Statements of Earnings for Years Ended
                December 31, 2004, 2003 and 2002;
              - Consolidated Statements of Equity for Years Ended December
                31, 2004, 2003 and 2002;
              - Consolidated Statements of Cash Flows for Years Ended
                December 31, 2004, 2003 and 2002; and
              - Notes to Consolidated Financial Statements.


         (b)  Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit(1) to Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to Registration Statement no. 333-05593, filed May 1, 1998.

              (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                   Exhibit 3(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (i) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 333-05593 filed December 31, 1997.

              (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 333-05593 filed December 31, 1997.

              (f) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4(p) to Registration Statement No. 333-05593, filed May 1, 1998.

              (g) Form of endorsement (Form No. 2000 ENRAI-IM) -- Beneficiary Continuation Option for use with certain contracts, incorporated herein by reference to Exhibit 4(i)(j) to the Registration Statement (File No. 333-24009) filed April 26, 2000.

              (h) Form of data pages for Equitable Accumulator Advisor (94ICIA/B), previously filed with the Registration Statement, File No. 333-96177, on February 4, 2000.

              (i) Revised form of data pages for Equitable Accumulator Advisor (94ICA/B) previously filed with this Registration Statement, File No. 333-96177 on May 11, 2000.

              (j) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (k) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (l) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (m) Revised Form of Data Pages for Equitable Accumulator Advisor (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (n) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000BENE-G previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (o) Form of Endorsement (No. 2001ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

              (p) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (q) Form of Guaranteed minimum death benefit rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

        5. Form of Enrollment Form/Application for Equitable Accumulator Advisor, previously filed with this Registration Statement, File No. 333-96177 on May 11, 2000.

        6.    (a)  Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 333-05593 filed March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 333-05593 filed March 6, 1997.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-96177 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed
                   August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-96177 on December 5, 2001.

         9. (a) Opinion and Consent of Dodie Kent, Assistant Vice President and Counsel of Equitable Life, as to the legality of the securities being offered, dated February 4, 2000, previously filed with the Registration Statement, file
                   No. 333-96177 on February 4, 2000.

              (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered.

        10.   (a)  Consent of Independent Registered Public Accounting Firm.

              (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 4, 2004.

              (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed April 4, 2004.

              (d)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

              (e)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

              (f)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

        11.   Not applicable.

        12.   Not applicable.

        13.   Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Colonia-Allee 10-20
D-51067 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
          LAST UPDATED: 04/13/2005

                                                                                                        State of        State of
                                                                                          Type of      Incorp. or      Principal
                                                                                         Subsidiary     Domicile       Operation
                                                                                         ----------     --------       ---------

                                                                                                    --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                    DE              NY
------------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                                ND              ND
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                HCO            DE              CT
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                        Operating         DE              CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                      Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                        Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                 Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                      Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    HCO            DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                              Insurance         NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.    Insurance     Argentina       Argentina
                           ---------------------------------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                 HCO         Jamaica         Jamaica
                           ---------------------------------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.               Operating   Cayman Islands  Cayman Islands
                           ---------------------------------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.           Operating       Brazil          Brazil
                               -----------------------------------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *       Insurance   Cayman Islands  Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                              Insurance         AZ              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                     Operating         MA              GA
                       -------------------------------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                           Operating         MD              NY
                   -----------------------------------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  HCO            OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                           Insurance         OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                  Operating         OH              OH
                       -------------------------------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                              Operating         DE              PA
                       -------------------------------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                               Operating         GA              GA
                       -------------------------------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    HCO            NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Securities Corporation                                       Operating         NY              NY
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                               DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                                   DE              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                               DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                              Operating         DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                           Operating         AL              AL
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                   Operating         DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                    Operating         MA              MA
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                           Operating         NV              NV
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                      Operating        P.R.            P.R.
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                        Operating         TX              TX
                   -----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                            Insurance         NY              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                   Insurance         CO              CO
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                             Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                        Investment        DE              NY
                   -----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                 Investment        **
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        HCO            NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
              ----------------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       HCO            DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                               Investment        PA              PA
              ----------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                                 Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                 Investment        DE              PA
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                           Parent's
                                                                                                              Number of   Percent of
                                                                                             Federal           Shares      Ownership
                                                                                            Tax ID #            Owned     or Control
                                                                                            ---------           -----     ----------

                                                                                     ----------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     13-3623351
-----------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                 45-0373941           1,000      100.00%
      -----------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                13-4139153                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                           75-2961816                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                         13-4194065                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                           13-4194080                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                    54-1533186                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                         54-1968996                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    13-3976138                      100.00%
      -----------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                                 13-1632487                      100.00%
              ---------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         13-3790446                      100.00%
                   ----------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.       98-0157781                      100.00%
                           --------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                                                  99.00%
                           --------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.                  98-0152047                      100.00%
                           --------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.                                               99.00%
                               ----------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *          98-0152046                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                                 86-0222062                      100.00%
                   ----------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                        58-6303987                      100.00%
                       ------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                              13-3388742                      100.00%
                   ----------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  31-1296919                      100.00%
                   ----------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                              38-2046096                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            11-3722370                      100.00%
                   ----------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                     31-1465146                       99.00%
                       ------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                                 22-3015130                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                                  13-2848244                      100.00%
                       ------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                                  58-1660289                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    13-2662263                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                                  13-2645490                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Securities Corporation                                          13-2645488                      100.00%
      -----------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                52-2197822               -      100.00%
      -----------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                    13-4078005           1,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                13-4071393               -      100.00%
              ---------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                                 06-1555494               -      100.00%
              ---------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                              06-1562392               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                      13-4085852               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                       04-3491734               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                              13-3389068                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                         66-0577477                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                           75-2529724           1,050      100.00%
                   ----------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                               13-5570651       2,000,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                      13-3198083       1,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                                13-3385076               -            -
              ---------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                           13-3385080               -            -
                   ----------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                        -                    -            -
              ---------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        22-2766036               -      100.00%
              ---------------------------------------------------------------------------------------------
                   See Attached Listing A
              ---------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       13-2677213       5,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                                  23-2702404           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              STCS, Inc.                                                                    13-3761592           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                    23-2671508              50      100.00%
              ---------------------------------------------------------------------------------------------


                                                                                                 Comments
                                                                                         (e.g., Basis of Control)
                                                                                         ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)
      -------------------------------------------------------------------------------
      The Advest Group, Inc.
      -------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.
      -------------------------------------------------------------------------------
      MONY Capital Management, Inc.
      -------------------------------------------------------------------------------
      MONY Asset Management, Inc.
      -------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.
      -------------------------------------------------------------------------------
      Matrix Private Equities, Inc.
      -------------------------------------------------------------------------------
      MONY Holdings, LLC
      -------------------------------------------------------------------------------
              MONY Life Insurance Company *
              -----------------------------------------------------------------------
                   MONY International Holdings, LLC
                   ------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.
                           ----------------------------------------------------------
                           MONY Financial Resources of the Americas Limited
                           ----------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.
                           ----------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.
                               ------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *
                   ------------------------------------------------------------------
                   MONY Life Insurance Company of America *
                   ------------------------------------------------------------------
                       Enterprise Accumulation Trust
                       --------------------------------------------------------------
                       Mony Series Funds, Inc.
                   ------------------------------------------------------------------
                   Sagamore Financial, LLC
                   ------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *
                   ------------------------------------------------------------------
                   MONY Financial Services, Inc.
                   ------------------------------------------------------------------
                       Financial Marketing Agency, Inc.
                       --------------------------------------------------------------
                       MONY Brokerage, Inc.
                       --------------------------------------------------------------
                       1740 Ventures, Inc.
                       --------------------------------------------------------------
                       Enterprise Capital Management, Inc.
                       --------------------------------------------------------------
                       MONY Assets Corp.
                       --------------------------------------------------------------
                       1740 Advisers, Inc.
                       --------------------------------------------------------------
                       MONY Securities Corporation
      -------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)
          ---------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)
              -----------------------------------------------------------------------
              AXA Network, LLC     (Note 6)
              -----------------------------------------------------------------------
                   AXA Network of Alabama, LLC
                   ------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC
                   ------------------------------------------------------------------
                   AXA Network of Nevada, Inc.
                   ------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.
                   ------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                          NAIC # 62944
          ---------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                 NAIC # 62880
              -----------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                           G.P & L.P.
              -----------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                      G.P.
                   ------------------------------------------------------------------
              Real Estate Partnership Equities (various)                               **
              -----------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)
              -----------------------------------------------------------------------
                   See Attached Listing A
              -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)
              -----------------------------------------------------------------------
              Wil-Gro, Inc
              -----------------------------------------------------------------------
              STCS, Inc.
              -----------------------------------------------------------------------
              EVSA, Inc.
              -----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

   *  Affiliated Insurer

   ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

   *** All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

   As of December 21, 2004, AXF and its subsidiaries owned 61.33% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
        AXF held directly 32,699,154 Alliance Capital Units (12.75%),
        AXA Equitable Life directly owned 7,765,204 Alliance Capital Units (3.03%),
        ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.82%), and
        ECMC, LLC owned 40,880,637 Alliance Capital Units (15.94%).
   Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   On December 21, 2004, AXF contributed 4,389,192 (1.71%)Alliance Capital Units to MONY Life and 1,225,000 (.48%)Alliance Capital Units to MLOA.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to
    MMA.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                          dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                                      State of
                                                                                                         Type of     Incorp. or
                                                                                                        Subsidiary    Domicile
                                                                                                        ----------    --------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                              Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                               Operating        VT
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                   Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                           Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                       Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                  Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                         Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                 Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                Investment       TX
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                      Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                           Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                          Operating        MA
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                 Operating        TX
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                         Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                        Operating        DE
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                          State of
                                                                                                         Principal    Federal
                                                                                                         Operation   Tax ID #
                                                                                                         ---------   ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                                   NY      13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                                    VT      06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                        NY      13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                                NY      13-3544879
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                            NY      13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                       GA      58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                              NY      13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                      NY      13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                     TX      75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                           NJ      58-2169594
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                     NY      52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                     AL      52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                            CT, ME,NY   06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                               MA      04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                      TX      74-3006330
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                              NY      13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                             NJ      22-3492811
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                   Parent's
                                                                                    Number of      Percent of         Comments
                                                                                     Shares        Ownership       (e.g., Basis
                                                                                      Owned        or Control       of Control)
                                                                                      -----        ----------   --------------------

AXA Financial, Inc.
-----------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -----------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          -------------------------------------------------------------------------
              Equitable Holdings, LLC
              ---------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                500      100.00%
                   ----------------------------------------------------------------
                   Equitable Casualty Insurance Company *                               1,000      100.00%
                   ----------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                       -      100.00%
                   ----------------------------------------------------------------
                       Equitable Capital Private Income & Equity                                            ECMC is G.P.
                         Partnership II, L.P.                                               -            -  ("Deal Flow Fund II")
                   ----------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)         100      100.00%
                   ----------------------------------------------------------------
                       See Attached Listing B
                   ----------------------------------------------------------------
                   Equitable JVS, Inc.                                                  1,000      100.00%
                   ----------------------------------------------------------------
                       Astor Times Square Corp.                                           100      100.00%
                       ------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                   100      100.00% G.P. of Astor
                       ------------------------------------------------------------                          Acquisition. L.P.
                       PC Landmark, Inc.                                                1,000      100.00%
                       ------------------------------------------------------------
                       EJSVS, Inc.                                                      1,000      100.00%
                   ----------------------------------------------------------------
                   AXA Distributors, LLC                                                    -      100.00%
                   ----------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                    -      100.00%
                       ------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                               -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC              -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                 1,000      100.00%
                   ----------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                         1,000      100.00%
                   ----------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)          100      100.00%
                   ----------------------------------------------------------------

*  Affiliated Insurer

      Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
      Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its
        subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
      Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------

                                                                                                       State of    State of
                                                                                          Type of     Incorp. or  Principal
                                                                                         Subsidiary    Domicile   Operation
                                                                                         ----------    --------   ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)   Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)          Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                           Albion Alliance LLC                                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                            HCO           DE          MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                  HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                    HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                           Operating      India       India
                               -----------------------------------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                         Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                   Operating       Lux.        Lux.
                                    ------------------------------------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                      Operating      Spain       Spain
                               -----------------------------------------------------------------------------------------------------
                               ACM International (France) SAS                            Operating      France      France
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                   Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd             Operating      Japan       Japan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Australia Limited                        Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                Operating      Taiwan      Taiwan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                 Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                       Operating      Brazil      Brazil
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Limited                                  Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                       Operating       U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                        Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                   Operating        DE      Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited             Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                  Operating        DE        Canada
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited           Operating       N.Z.        N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                                               Number of
                                                                                            Federal             Shares
                                                                                           Tax ID #              Owned
                                                                                           ---------             -----

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ---------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)
                       -----------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)            13-3434400
                       -----------------------------------------------------------------------------------
                           Albion Alliance LLC                                             13-3903734
                           -------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                           22-3424339
                           -------------------------------------------------------------------------------
                           Alliance Capital Management LLC
                           -------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC
                           -------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                   13-2778645                  10
                           -------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 -
                               ---------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                               -
                               ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                         -
                                    ----------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            -
                               ---------------------------------------------------------------------------
                               ACM International (France) SAS                                  -
                               ---------------------------------------------------------------------------
                               ACM Software Services Ltd.                                  13-3910857
                               ---------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                     13-3548918               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Australia Limited                              -
                               ---------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                      -
                               ---------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                   13-3626546               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                             -
                               ---------------------------------------------------------------------------
                               Alliance Capital Limited                                        -                  250,000
                               ---------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                             -                    1,000
                                    ----------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                      -                   50,000
                               ---------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                              -                    3,999
                               ---------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                     13-3752293
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                    13-3630460              18,750
                               ---------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                 -
                               ---------------------------------------------------------------------------


                                                                                          Parent's
                                                                                          Percent of
                                                                                          Ownership            Comments
                                                                                          or Control   (e.g., Basis of Control)
                                                                                          ----------   ------------------------

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation                                             owns 1% GP interest in
                                                                                                       Alliance Capital Management
                                                                                                       L.P. and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
                   ----------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)               -
                       ------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)
                       ------------------------------------------------------------------
                           Albion Alliance LLC                                                  37.60% Equitable Life = 4.7%;
                                                                                                         3rd parties = 57.7%
                           --------------------------------------------------------------
                           Cursitor Alliance LLC                                               100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management LLC                                     100.00%
                           --------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                                 100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                       100.00%
                           --------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 100.00%
                               ----------------------------------------------------------
                               ACM Global Investor Services S.A.                                99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           1.00% New Alliance Asset Mngmnt
                                                                                                         (Asia) Ltd owns 99%
                                    -----------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            100.00%
                               ----------------------------------------------------------
                               ACM International (France) SAS                                  100.00%
                               ----------------------------------------------------------
                               ACM Software Services Ltd.                                      100.00%
                               ----------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   100.00%
                               ----------------------------------------------------------
                               Alliance Capital Australia Limited                              100.00%
                               ----------------------------------------------------------
                                    Far Eastern Alliance Asset Management                       20.00% 3rd parties = 80%
                               ----------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                       100.00%
                               ----------------------------------------------------------
                               Alliance Capital Latin America Ltd.                              99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                               Alliance Capital Limited                                        100.00%
                               ----------------------------------------------------------
                                    Alliance Capital Services Ltd.                             100.00%
                                    -----------------------------------------------------
                                        Dimensional Trust Management Ltd.                      100.00%
                               ----------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                               99.98% Alliance Cap. Oceanic Corp.
                                                                                                         owns 0.025%
                               ----------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management Australia Limited                    50.00% 3rd parties = 50%
                               ----------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                        100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                  50.00% 3rd parties = 50%
                               ----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                                         State of    State of
                                                                                             Type of    Incorp. or  Principal
                                                                                            Subsidiary   Domicile   Operation
                                                                                            ----------   --------   ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.               Operating   So Africa   So Africa
                               -----------------------------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                   Operating     Nambia      Nambia
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                 Operating   Singapore   Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                    Operating   Mauritius   Mauritius
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd   Operating     India       India
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                        Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)         Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                      Operating       DE          NJ
                               -----------------------------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                     Operating     Russia      Russia
                               -----------------------------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                       Operating    So Korea    So Korea
                               -----------------------------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                     Operating      H.K.        H.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                         Operating     Taiwan      Taiwan
                                    ------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                      Operating      Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                    Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.              Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                        Operating     Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                   Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                    Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                          Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                      Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                  Operating     France      France
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                         Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                  Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                              Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------



                                                                                                                  Number of
                                                                                                 Federal           Shares
                                                                                                Tax ID #            Owned
                                                                                                ---------           -----

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                       -
                               --------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                         -
                               --------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   13-3441277               1,000
                               --------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            52-1671668               1,000
                               --------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    13-3802178
                               --------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)             13-3191825                 100
                               --------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          13-3211780                 100
                               --------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                             -
                               --------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                               -
                               --------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                             -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                                 -
                                    ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                              -
                               --------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                   13-3613617              50,000
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                            -
                               --------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                      -
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                                -
                               --------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           -
                               --------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                            -
                                    ---------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                                  -
                                    ---------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                              -
                                    ---------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                          -
                                    ---------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                                 -
                                    ---------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                          -
                                    ---------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                      -
                                    ---------------------------------------------------------------------------


                                                                                           Parent's
                                                                                           Percent of
                                                                                           Ownership            Comments
                                                                                           or Control   (e.g., Basis of Control)
                                                                                           ----------   ------------------------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ----------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                    80.00% 3rd parties = 20%
                               ------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                       100.00%
                               ------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                     100.00%
                               ------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                        100.00%
                               ------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               ------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   100.00% inactive
                               ------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            100.00%
                               ------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    100.00%
                               ------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)                   1
                               ------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          100.00%   formerly, Alliance Fund
                                                                                                            Services, Inc.
                               ------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                          49.00% 3rd parties = 51%
                               ------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                            20.00% 3rd parties = 80%
                               ------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                          50.00% 3rd parties = 50%
                               ------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                    -------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs
                                                                                                          owns 1%
                               ------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                    50.00% Meiji Mutual Life owns 50%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                        100.00%
                               ------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                            100.00%
                               ------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                       100.00%
                               ------------------------------------------------------------
                                    ACM Investments Ltd.                                        100.00%
                                    -------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                              100.00%
                                    -------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                          100.00%
                                    -------------------------------------------------------
                                    Alliance Cecogest S.A.                                      100.00%
                                    -------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                             100.00%
                                    -------------------------------------------------------
                                    Cursitor Holdings Ltd.                                      100.00%
                                    -------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                  100.00%
                                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                     State of           State of
                                                                                   Type of          Incorp. or         Principal
                                                                                  Subsidiary         Domicile          Operation
                                                                                  ----------         --------          ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                         HCO                DE                 CT
      ------------------------------------------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                       Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              Advest Capital, Inc.                                                Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Billings and Company, Inc.                                          Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Billings Management Co.                                        Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Boston Advisors, Inc.                                               Operating             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                      Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest, Inc.                                                        Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                Insurance             CT                 CT
                   -----------------------------------------------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                  Insurance             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                             Operating             DE                 FL
              ----------------------------------------------------------------------------------------------------------------------
              A. B. Realty Corp.                                                  Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Bank Street Management Company                                      Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                              Operating             DE                 DE
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 Operating             DE                 CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                          Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                               Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                             HCO                DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           Insurance             NY                 NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                       HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.     Insurance         Argentina          Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                  HCO             Jamaica            Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                Operating       Cayman Islands     Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.             Operating           Brazil             Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.          Insurance       Cayman Islands     Cayman Islands
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America                              Insurance             AZ                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                  Operating             MA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                        Operating             MD                 NY
              ----------------------------------------------------------------------------------------------------------------------
              Sagamore Financial, LLC                                                HCO                OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                        Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                          HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               Operating             OH                 OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           Operating             DE                 PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         Operating             OH                 OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      Operating             AL                 AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        Operating             TX                 TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                Operating             MA                 MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   Operating             WA                 WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   Operating             NM                 NM
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            Operating             GA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         Operating             DE                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                 HCO                NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             Operating             DE                 NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                Operating             DE                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                    Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            Operating             MN                 NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          Operating             MN                 NY
      ------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Parent's    Comments
                                                                                               Number of      Percent of    (e.g.,
                                                                                    Federal     Shares        Ownership    Basis of
                                                                                   Tax ID #      Owned        or Control    Control)
                                                                                   ---------     -----        ----------  ----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                       13-4139153
      ------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                        31-0925501         2,997        100.00%
              ----------------------------------------------------------------------------------
              Advest Capital, Inc.                                                 06-1421694         1,000        100.00%
              ----------------------------------------------------------------------------------
              Billings and Company, Inc.                                           06-0968848                      100.00%
              ----------------------------------------------------------------------------------
                   Billings Management Co.                                         06-1053345           500        100.00%
              ----------------------------------------------------------------------------------
              Boston Advisors, Inc.                                                04-2805120           100        100.00%
              ----------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                       06-1583738           100        100.00%
              ----------------------------------------------------------------------------------
              Advest, Inc.                                                         06-0950348         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                 06-0878468         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                   04-2590954            75        100.00%
              ----------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                              90-0001325                      100.00%
              ----------------------------------------------------------------------------------
              A. B. Realty Corp.                                                   06-1227868                      100.00%
              ----------------------------------------------------------------------------------
              Bank Street Management Company                                       06-1410955                      100.00%
              ----------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                               06-1545819         1,000        100.00%
      ------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                  75-2961816                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                13-4194065                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                  13-4194080                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                           54-1533186                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                54-1968996                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                           13-3976138                      100.00%
      ------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                            13-1632487                      100.00%
          --------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                     13-3790446                      100.00%
              ----------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.      98-0157781                      100.00%
                   -----------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                                 99.00%
                   -----------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                 98-0152047                      100.00%
                   -----------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                               99.00%
                       -------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.           98-0152046                      100.00%
              ----------------------------------------------------------------------------------
              MONY Life Insurance Company of America                               86-0222062                      100.00%
              ----------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                   58-6303987                      100.00%
                   -----------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                         13-3388742                      100.00%
              ----------------------------------------------------------------------------------
              Sagamore Financial, LLC                                              31-1296919     1,993,940        100.00%
              ----------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                         38-2046096       405,000        100.00%
              ----------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                        11-3722370         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                31-1465146            99         99.00%
                   -----------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                            22-3015130         1,500        100.00%
                   -----------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                          31-1562855             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                       62-1699522             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                         74-2861481            10        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                 06-1496443             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                    91-1940542             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                    62-1705422             1        100.00%
                   -----------------------------------------------------------------------------
                   1740 Ventures, Inc.                                             13-2848244         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                             58-1660289           500        100.00%
                   -----------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                          22-1990598         1,000        100.00%
                   -----------------------------------------------------------------------------
                   MONY Assets Corp.                                               13-2662263       200,000        100.00%
                   -----------------------------------------------------------------------------
                       MONY Benefits Management Corp.                              13-3363383         9,000         90.00%
                       -------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                 13-4194349         2,500         90.00%
                   -----------------------------------------------------------------------------
                   1740 Advisers, Inc.                                             13-2645490        14,600        100.00%
                   -----------------------------------------------------------------------------
                   MONY Securities Corporation                                     13-2645488         7,550        100.00%
                   -----------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.             41-1941465         1,000        100.00%
                       -------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                           41-1941464             1        100.00%
      ------------------------------------------------------------------------------------------

   -  Advest Trust Company merged into Frontier Trust Company in 2004
   -  As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
   -  As of February 2005, MONY Realty Parnters, Inc. was dissolved
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

Item 27. Number of Contractowners

         As of February 28, 2005, there were no holders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 301, FP, EQ Advisors Trust, AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY Life of America Variable Account A and MONY Life of America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montengro                       Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

Jerald Hampton                        Director and Chairman of the Board,
                                      President and Chief Executive Officer

Laura Pantaleo                        Director and Executive Vice President
                                      and Head of Strategic Business Development

James Muller                          Director, Executive Vice President and
                                      Chief Sales Director

Michael McDaniel                      Executive Vice President and National
                                      Sales Manager, Broker/Dealer

Michael Brandreit                     Executive Vice President and National
                                      Sales Manager, Financial Institutions

Megan Condron                         Senior Vice President and National
                                      Accounts Director, Broker/Dealer

Harry Johnson                         Senior Vice President

Jeff Herman                           Senior Vice President

Anthea Perkinson                      Senior Vice President and National
                                      Accounts Director, Financial Institutions

Nelida Garcia                         Senior Vice President

Daniel Roebuck                        Senior Vice President

Bryan Tutor                           Executive Vice President and Chief
                                      Administrative Officer

Kristin Brown                         Senior Vice President

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1998 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)(1)(vii) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2005.



                                         SEPARATE ACCOUNT No. 49 OF
                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (Registrant)

                                         By: AXA Equitable Life Insurance
                                             Company


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                             Dodie Kent
                                             Vice President and Counsel
                                             AXA Equitable Life Insurance
                                             Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2005.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert             John C. Graves                Scott D. Miller
Christopher M. Condron       Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries            James F. Higgins              Peter J. Tobin
Claus-Michael Dill           W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne                Christina Johnson







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 20, 2005
                                       C-9

                                   EXHIBIT INDEX

EXHIBIT NO.                                                        TAG VALUE
-----------                                                        ---------
   9.(b)           Opinion and Consent of Counsel                  EX-99.9b

  10.(a)           Consent of PricewaterhouseCoopers LLP           EX-99.10a




                                      C-10